UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	36

Statement of Operations	38

Statement of Changes in Net Assets	39

Financial Highlights	42

Notes to Financial Statements	52

Board Consideration and Re-Approval of Investment Advisory Agreement	60

Summary of Management Fee Evaluation by Independent Fee Consultant	63

Important Information About This Report	69

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.12	1,023.70	1.10	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,008.58	1,023.21	1.59	1.61	0.32
Liquidity Class Shares	1,000.00	1,000.00	1,008.28	1,022.96	1.84	1.86	0.37
Adviser Class Shares	1,000.00	1,000.00	1,007.79	1,022.46	2.34	2.36	0.47
Investor Class Shares	1,000.00	1,000.00	1,007.29	1,021.97	2.84	2.86	0.57
Daily Class Shares	1,000.00	1,000.00	1,006.10	1,020.73	4.08	4.11	0.82
Class A Shares	1,000.00	1,000.00	1,006.79	1,021.47	3.33	3.36	0.67
Institutional Class Shares	1,000.00	1,000.00	1,008.88	1,023.51	1.30	1.30	0.26
Retail A Shares	1,000.00	1,000.00	1,008.58	1,023.26	1.54	1.56	0.31
G-Trust Shares	1,000.00	1,000.00	1,009.12	1,023.70	1.10	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 95.7%
	Par ($)	Value ($)
Alabama – 1.0%
AL Birmingham Medical Clinic Board
Medical Advancement Foundation, Series 2000 A, LOC: First Commercial Bank, LOC: Columbus Bank & Trust 1.110% 09/01/30 (a)	19,735,000	19,735,000
AL Chatom Industrial Development Board
Powersouth Energy Cooperative: Series 2000 C, SPA: National Rural Utilities Finance 6.000% 12/01/24 (a)	5,000,000	5,000,000
Series 2008 A, GTY AGMT: National Rural Utilities Finance 6.000% 11/15/38 (a)	39,000,000	39,000,000
AL Eclipse Funding Trust
Series 2006, GTY AGMT: U.S. Bank N.A. 0.530% 08/01/32 (a)	13,670,000	13,670,000
AL Fultondale
Series 2005 B, LOC: Allied Irish Bank PLC 1.500% 11/01/33 (a)	11,650,000	11,650,000
AL Public School & College Authority
Series 2007, 5.000% 12/01/09	14,820,000	15,246,225
Series 2008, LIQ FAC: Citibank N.A. 0.700% 12/01/25 (a)	10,435,000	10,435,000
AL Vestavia Hills
Series 2007, SPA: Bank of New York 0.700% 02/01/28 (a)	14,570,000	14,570,000
Alabama Total		129,306,225
Alaska – 0.1%
AK Valdez Marine Terminal Revenue
ExxonMobil Corp., Series 2001, 0.300% 12/01/29 (b)	10,000,000	10,000,000
Alaska Total		10,000,000

	Par ($)	Value ($)
Arizona – 1.2%
AZ Board of Regents
Series 2008 A, LOC: Lloyds TSB Bank PLC: 0.430% 07/01/34 (a)	6,500,000	6,500,000
0.540% 07/01/34 (a)	7,400,000	7,400,000
AZ Eclipse Funding Trust
Series 2007, LIQ FAC: U.S. Bank N.A. 0.530% 07/01/32 (a)(c)	6,990,000	6,990,000
AZ Fort McDowell Yavapai Nation
Series 2004 A, 1.280% 05/01/24 (b)	34,175,000	34,175,000
AZ Health Facilities Authority
Series 2007, GTY AGMT: BNP Paribas 0.830% 02/01/42 (a)	12,510,000	12,510,000
AZ Maricopa County Unified School District Number 097 Deer Valley
Series 2004, 5.000% 07/01/09	12,910,000	13,043,172
AZ Phoenix Industrial Development Authority
Series 2006, LIQ FAC: FHLMC 0.780% 12/01/27 (a)	12,615,000	12,615,000
Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 07/01/42 (a)	16,450,000	16,450,000
AZ Puttable Floating Option Tax-Exempt Receipts
Series 2008, LIQ FAC: Merrill Lynch International Bank 0.720% 07/01/35 (a)(g)	28,635,000	28,635,000
AZ Sports & Tourism Authority
Series 2008, LOC: Allied Irish Bank PLC 1.250% 07/01/36 (a)	5,000,000	5,000,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.680% 12/01/21 (a)	2,100,000	2,100,000
Series 2005, LIQ FAC: FHLMC 0.780% 04/01/30 (a)	8,295,000	8,295,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
AZ Yavapai County Industrial Development Authority
Flagstaff Medical Center, Series 2009 B, LOC: Banco Bilbao Vizcaya 0.580% 12/01/39 (a)	4,000,000	4,000,000
Arizona Total		157,713,172
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc., Series 1985, LOC: Bank of New York 0.700% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 1.0%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2005, LOC: Allied Irish Banks PLC 0.350% 11/15/35 (a)	11,640,000	11,640,000
CA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.640% 08/01/29 (a)	11,810,000	11,810,000
CA Foothill-De Anza Community College District
Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 08/01/31 (a)	20,875,000	20,875,000
CA Los Angeles Regional Airports Improvement Corp.
LAX Two Corp, Series 1985 LAX-2, LOC: Societe Generale 0.650% 12/01/25 (a)	27,900,000	27,900,000
CA San Diego Public Facilities Financing Authority
Series 2007, GTY AGMT: Citigroup Financial Products 1.220% 05/15/09 (d)	53,500,000	53,500,000
CA School Cash Reserve Program Authority
Series 2008 A, LOC: U.S. Bank N.A. 3.000% 07/06/09	9,805,000	9,850,468
California Total		135,575,468

	Par ($)	Value ($)
Colorado – 2.0%
CO Aurora Hospital Revenue
Series 2008 B, LOC: Allied Irish Bank PLC 1.350% 12/01/36 (a)	9,100,000	9,100,000
CO Colorado Springs
Fine Arts Center, Series 2006, LOC: Wells Fargo Bank N.A. 0.580% 07/01/21 (a)	8,000,000	8,000,000
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.600% 12/01/25 (a)	10,000,000	10,000,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.600% 12/01/25 (a)	15,000,000	15,000,000
CO Educational & Cultural Facilities Authority
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 0.700% 05/01/33 (a)	10,600,000	10,600,000
Series 2007: LOC: Banco Santander 0.570% 11/01/38 (a)	10,000,000	10,000,000
LOC: U.S. Bank N.A. 0.650% 11/01/37 (a)	2,000,000	2,000,000
Series 2009, LOC: U.S. Bank N.A. 0.650% 02/01/39 (a)	5,050,000	5,050,000
CO Erie Certificates of Participation
Series 2005, LOC: KeyBank N.A. 1.550% 11/01/35 (a)	17,675,000	17,675,000
CO Harvest Junction Metropolitan District
Series 2006, LOC: U.S. Bank N.A. 0.700% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Community Hospital Association, Series 2003 B, LOC: JPMorgan Chase Bank 0.700% 12/01/33 (a)	29,890,000	29,890,000
Crossroads at Delta ALF, Series 2004 A, LOC: U.S. Bank N.A. 0.670% 11/01/28 (a)	3,800,000	3,800,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Plan de Salud Del Valle: Series 2005, LOC: KeyBank N.A. 0.750% 06/01/30 (a)	10,325,000	10,325,000
Series 2006 A, LOC: U.S. Bank N.A. 0.770% 07/01/32 (a)	8,105,000	8,105,000
Series 2007, LOC: Allied Irish Banks PLC 0.560% 06/01/37 (a)	7,030,000	7,030,000
Series 2008: GTY AGMT: Citigroup Financial Products 1.270% 11/15/32 (a)	37,000,000	37,000,000
LOC: U.S. Bank N.A. 0.620% 06/01/15 (a)	5,000,000	5,000,000
CO Housing & Finance Authority
Series 2002 1-A3, SPA: FHLB 0.550% 11/01/21 (a)	14,645,000	14,645,000
Series 2002 C4, SPA: FHLB 0.550% 10/01/32 (a)	12,135,000	12,135,000
CO Kipling Ridge Metropolitan District
Series 2005, LOC: U.S. Bank N.A. 0.700% 12/01/23 (a)	11,880,000	11,880,000
CO Lafayette Exemplatory Improvement District
Series 2002, LOC: Wells Fargo Bank N.A. 0.600% 12/01/22 (a)	2,720,000	2,720,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co., Series 1994 A, LOC: JPMorgan Chase Bank 0.650% 04/01/16 (a)	1,100,000	1,100,000
CO Regional Transportation District
Series 2007, LIQ FAC: Citigroup Financial Products 1.070% 11/01/36 (a)(c)	5,000,000	5,000,000
CO School of Mines
Series 2008, LOC: Dexia Credit Local 0.800% 12/01/37 (a)	2,100,000	2,100,000
CO Vista Ridge Metropolitan District
Series 2001, Pre-refunded 06/01/09, 7.500% 12/01/31	8,925,000	9,052,948

	Par ($)	Value ($)
CO Westminster Multi-Family Revenue
Series 2005, LIQ FAC: FHLMC 0.980% 06/01/12 (a)	13,970,000	13,970,000
Colorado Total		265,177,948
Connecticut – 0.1%
CT Health & Educational Facilities Authority
Wesleyan University, Series 2005 F, SPA: JPMorgan Chase Bank 0.520% 07/01/40 (a)	9,265,000	9,265,000
Yale University, Series 2002 T-2, 0.350% 07/01/29 (b)	2,165,000	2,165,000
Connecticut Total		11,430,000
Delaware – 0.9%
DE BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust Co.: 0.670% 06/01/24 (a)	11,220,000	11,220,000
0.670% 12/18/27 (a)	68,810,000	68,810,000
DE Economic Development Authority Revenue
PUMH of Maryland, Inc., Series 2007 B, LOC: PNC Bank N.A. 0.550% 05/15/37 (a)	15,415,000	15,415,000
DE New Castle County Student Housing Revenue
Series 2005, LOC: Bank of New York 0.720% 08/01/31 (a)	12,190,000	12,190,000
DE Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.780% 12/01/30 (a)	11,220,000	11,220,000
Delaware Total		118,855,000
District of Columbia – 1.1%
DC
0.350% 03/09/09	11,900,000	11,900,000
American Society of Hematology, Series 2009, LOC: SunTrust Bank 0.620% 01/01/49 (a)	6,600,000	6,600,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
National Child Research Center, Series 2008, LOC: SunTrust Bank 0.670% 04/01/38 (a)	6,400,000	6,400,000
Series 2001 C, LOC: JPMorgan Chase Bank 0.530% 06/01/26 (a)	4,645,000	4,645,000
Series 2008 C, LOC: Dexia Credit Local 1.250% 06/01/27 (a)	60,000,000	60,000,000
Series 2008, 2.500% 09/30/09	34,500,000	34,781,287
Washington Drama Society, Series 2008, LOC: JPMorgan Chase Bank 0.550% 07/01/47 (a)	15,000,000	15,000,000
DC University
Georgetown University, Series 2007 C1, LOC: JPMorgan Chase Bank 0.520% 04/01/41 (a)	9,575,000	9,575,000
District of Columbia Total		148,901,287
Florida – 10.6%
FL Alachua County Health Facilities Authority
Shands Teaching Hospital, Series 2003 A, LOC: SunTrust Bank 0.600% 12/01/32 (a)	7,400,000	7,400,000
FL BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co.: 0.580% 08/01/26 (a)	11,225,000	11,225,000
0.620% 02/15/21 (a)	21,535,000	21,535,000
Series 2008: LIQ FAC: Branch Banking & Trust Co. 0.620% 06/01/14 (a)	10,380,000	10,380,000
LOC: Branch Banking & Trust Co.: 0.670% 03/01/23 (a)	13,000,000	13,000,000
0.670% 04/01/24 (a)	11,995,000	11,995,000
0.670% 07/18/24 (a)	19,495,000	19,495,000
0.670% 11/01/24 (a)	10,105,000	10,105,000
FL Broward County Florida School Board
Certificates of Participation, Series 2006 B, SPA: Dexia Credit Local 2.000% 07/01/31 (a)	65,000,000	65,000,000

	Par ($)	Value ($)
FL Citizens Property Insurance Corp.
Series 2008 A, LOC: Societe Generale 0.670% 03/01/13 (a)	12,500,000	12,500,000
FL Collier County Industrial Development Authority
YMCA of Collier County, Series 2004, LOC: SunTrust Bank 0.670% 09/01/29 (a)	4,635,000	4,635,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.650% 11/01/27 (a)	11,455,000	11,455,000
Series 2008: GTY AGMT: Deutsche Bank AG 0.620% 10/01/24 (a)	1,075,000	1,075,000
LIQ FAC: Deutsche Bank AG 0.620% 07/01/22 (a)	5,860,000	5,860,000
FL Development Finance Corp.
Central Florida Community College Foundation, Series 2003 A-1, LOC: SunTrust Bank 0.720% 06/01/23 (a)	1,705,000	1,705,000
Series 2008, GTY AGMT: Citigroup Financial Products 1.350% 06/01/39 (a)	19,800,000	19,800,000
FL Dexia Credit Local Certificates Trust
Series 2008, GTY AGMT: Dexia Credit Local 1.970% 08/01/27 (a)	64,210,000	64,210,000
FL Eclipse Funding Trust
Series 2006: GTY AGMT: U.S. Bank N.A. 0.530% 07/01/35 (a)	18,525,000	18,525,000
LOC: U.S. Bank N.A. 0.570% 05/01/31 (a)	3,925,000	3,925,000
Series 2007, LIQ FAC: U.S. Bank N.A. 0.570% 05/01/32 (a)	4,660,000	4,660,000
FL Gas Utility Revenue
Series 2006 2-A-4, 1.900% 11/01/26 (b)	137,980,000	137,980,000
Series 2006 A-1, 0.950% 11/01/26 (b)	185,145,000	185,145,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Gulfstream Park Community Development District
Series 2008, GTY AGMT: Goldman Sachs 1.170% 05/01/39 (a)	60,280,000	60,280,000
FL Hernando County
Series 2008, LOC: SunTrust Bank 0.620% 12/01/30 (a)	8,000,000	8,000,000
FL Highlands County Health Facilities Authority
Adventist Bollingbrook: Series 2005 F, LOC: SunTrust Bank 0.620% 11/15/35 (a)	13,650,000	13,650,000
Series 2005 G, LOC: SunTrust Bank 0.720% 11/15/35 (a)	22,225,000	22,225,000
Adventist Health Systems: Series 1996 A3, LOC: SunTrust Bank 0.600% 11/15/26 (a)	12,700,000	12,700,000
Series 1996, LOC: SunTrust Bank 0.600% 11/15/25 (a)	7,850,000	7,850,000
Series 2003 B, LOC: SunTrust Bank 0.600% 11/15/09 (d)	630,000	630,000
FL Hillsborough County
0.350% 05/07/09	8,035,000	8,035,000
FL Hillsborough County Industrial Development Authority
LifeLink Foundation, Inc., Series 2008, LOC: SunTrust Bank 0.620% 02/01/35 (a)	6,500,000	6,500,000
FL Housing Finance Corp.
Series 2006, LIQ FAC: FHLMC 0.780% 10/01/32 (a)	16,865,000	16,865,000
Series 2007, GTY AGMT: Goldman Sachs 1.170% 06/15/47 (a)	41,495,000	41,495,000
FL Hurricane Catastrophe Fund
Series 2006 A, 5.000% 07/01/09	50,250,000	50,740,392

	Par ($)	Value ($)
FL Jacksonville Health Facilities Authority
Southern Baptist Hospital, Series 2008 B, LOC: Branch Banking & Trust Co. 0.660% 08/15/23 (a)	5,825,000	5,825,000
FL Jacksonville Industrial Development Revenue
Series 1993, LOC: Northern Trust Co. 0.640% 07/01/13 (a)	3,150,000	3,150,000
FL JEA Electric System Revenue
Series 2008 3B-3, SPA: Dexia Credit Local 1.620% 10/01/36 (a)	12,725,000	12,725,000
Series 2008 3B-4, SPA: Dexia Credit Local 1.620% 10/01/36 (a)	19,100,000	19,100,000
FL JEA Energy Systems Revenue
Series 2004 A, LOC: State Street Bank & Trust Co. 0.630% 10/01/34 (a)	5,000,000	5,000,000
FL JEA Water & Sewer System Revenue
Series 2008 B-1, SPA: State Street Bank & Trust Co. 0.620% 10/01/36 (a)	9,675,000	9,675,000
FL Keys Aqueduct Authority
Series 2008, LOC: TD Banknorth N.A. 0.540% 09/01/35 (a)	10,500,000	10,500,000
FL Lee Memorial Health System
Series 2009: LOC: Northern Trust Co. 0.620% 04/01/33 (a)	3,000,000	3,000,000
LOC: SunTrust Bank 0.620% 04/01/27 (a)	9,000,000	9,000,000
FL Leesburg
Regional Medical Center, Series 2008 B, LOC: Bank of Nova Scotia 0.570% 07/01/36 (a)	8,000,000	8,000,000
FL Local Government Financing Committee
0.600% 04/06/09	22,300,000	22,300,000
FL Miami Health Facilities Authority
Series 2008, LOC: PNC Bank N.A. 0.700% 11/15/25 (a)	19,325,000	19,325,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Miami-Dade County
1.850% 03/09/09	19,027,000	19,027,000
FL Miami-Dade County Educational Facilities Authority
Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 04/01/28 (a)	15,200,000	15,200,000
Series 2008, GTY AGMT: Wells Fargo & Co. 0.720% 04/01/38 (a)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community, Series 2002, LOC: Northern Trust Co. 0.640% 04/01/32 (a)	5,695,000	5,695,000
FL Municipal Power Agency
Series 2008 E, LOC: SunTrust Bank 0.600% 10/01/30 (a)	14,000,000	14,000,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare, Series 2008 E, LOC: SunTrust Bank 0.620% 10/01/26 (a)	5,500,000	5,500,000
Presbyterian Retirement Communities, Series 2006 A, LOC: Branch Banking & Trust Co. 0.680% 11/01/28 (a)	7,600,000	7,600,000
FL Orange County Housing Finance Authority
Series 2004 B, GIC: Trinity Funding Co. LLC 1.220% 03/01/34 (a)	5,494,000	5,494,000
FL Orange County Industrial Development Authority
Catholic Charities, Series 2007, LOC: SunTrust Bank 0.600% 07/01/37 (a)	8,700,000	8,700,000
FL Orlando & Orange County Expressway Authority
Series 2008 B2, LOC: SunTrust Bank 0.570% 07/01/40 (a)	19,000,000	19,000,000
FL Orlando Utilities Commission Water Revenue
Series 2002 B, SPA: SunTrust Bank 0.620% 10/01/22 (a)	12,000,000	12,000,000

	Par ($)	Value ($)
FL Palm Beach County
Series 1999, Pre-refunded 08/01/09 5.750% 08/01/18	3,880,000	3,983,538
Zoological Society, Inc., Series 2001, LOC: Northern Trust Co. 0.640% 05/01/31 (a)	8,900,000	8,900,000
FL Pinellas County Health Facility Authority
Bayfront Health Systems, Series 2006 A, LOC: SunTrust Bank 0.600% 07/01/36 (a)	12,000,000	12,000,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.880% 11/01/25 (a)	17,995,000	17,995,000
FL RBC Municipal Products, Inc., Trust
Series 2008 E-6, LOC: Royal Bank of Canada 0.700% 01/01/10 (d)	37,690,000	37,690,000
Series 2008 E-7, LOC: RBC Centura Bank 0.640% 01/01/10 (d)	5,000,000	5,000,000
FL Sarasota-Manatee Airport Authority
Series 2006, LOC: SunTrust Bank 0.600% 08/01/14 (a)	1,630,000	1,630,000
FL Sunshine Governmental Financing Commission
0.350% 03/10/09	9,809,000	9,809,000
0.450% 03/05/09	12,500,000	12,500,000
0.500% 03/11/09	8,300,000	8,300,000
1.750% 03/09/09	30,000,000	30,000,000
Series 1986, LOC: Dexia Credit Local: 1.600% 07/01/16 (a)	40,000,000	40,000,000
2.750% 07/01/16 (a)	9,500,000	9,500,000
FL Tampa Bay Water Utility System Revenue
Series 2006, GTY AGMT: Dexia Credit Local 3.050% 10/01/23 (a)	7,555,000	7,555,000
FL Titusville City
Series 1998 A, LOC: SunTrust Bank 0.700% 01/01/25 (a)	2,700,000	2,700,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL West Palm Beach
Series 2008 C, SPA: Dexia Credit Local 1.870% 10/01/38 (a)	80,490,000	80,490,000
Florida Total		1,425,858,930
Georgia – 4.4%
GA Albany-Dougherty County Hospital Authority
Phoebe Putney Memorial Hospital, Series 2008 A, LOC: SunTrust Bank 0.600% 09/01/32 (a)	7,465,000	7,465,000
GA Athens Clarke County Unified Government Development Authority
University of Georgia Athletic Association, Series 2001, LOC: SunTrust Bank 0.600% 09/01/31 (a)	2,900,000	2,900,000
GA Atlanta Development Authority
Series 2009, LOC: SunTrust Bank 0.620% 10/01/33 (a)	10,000,000	10,000,000
GA Atlanta
Series 2008 A, LOC: Societe Generale 0.670% 12/01/23 (a)	10,000,000	10,000,000
GA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.580% 03/15/22 (a)	10,360,000	10,360,000
Series 2008, LOC: Branch Banking & Trust Co. 0.670% 09/01/23 (a)	19,220,000	19,220,000
GA Burke County Development Authority
Georgia Power Co., Series 2000, 2.100% 09/01/30 (b)	15,725,000	15,725,000
GA Clarke County School District
Series 2007, 4.000% 09/01/09	6,490,000	6,563,761
GA Clayton County Housing Authority
Multi-Family Housing Revenue: Series 1990 A, Insured: FSA, SPA: Societe Generale 1.350% 01/01/21 (a)	5,300,000	5,300,000

	Par ($)	Value ($)
Series 1990 B, Insured: FSA, SPA: Societe Generale 1.350% 01/01/21 (a)	5,055,000	5,055,000
Series 1990 C, Insured: FSA, SPA: Societe Generale 1.350% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D, Insured: FSA, SPA: Societe Generale 1.350% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F, Insured: FSA, SPA: Societe Generale 1.350% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School, Series 1998 A, LOC: Branch Banking & Trust Co. 0.680% 03/01/22 (a)	7,700,000	7,700,000
YMCA of Cobb County, Series 2003, LOC: SunTrust Bank 0.680% 12/01/25 (a)	2,600,000	2,600,000
GA Cobb County Hospital Authority
Wellstar Cobb Hospital, Inc., Series 2004, LOC: SunTrust Bank 0.820% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc., Series 2004, LOC: Columbus Bank & Trust 1.570% 12/01/33 (a)	5,740,000	5,740,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc., Series 2000 A, LOC: Columbus Bank & Trust 1.820% 01/01/31 (a)	15,985,000	15,985,000
GA De Kalb Private Hospital Authority
Eagelston Children's Hospital, Series 1994 A, LOC: SunTrust Bank 0.620% 03/01/24 (a)	17,035,000	17,035,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
Series 2007, LOC: Wachovia Bank 0.630% 06/01/32 (a)	11,390,000	11,390,000
GA Douglas County Development Authority
Colonial Hills School Property, Series 2004, LOC: Branch Banking & Trust Co. 0.680% 06/01/24 (a)	2,680,000	2,680,000
GA Fayette County Hospital Authority
Piedmont Hospital, Series 2005, LOC: SunTrust Bank 0.620% 06/01/35 (a)	22,000,000	22,000,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School, Series 2005, LOC: Branch Banking & Trust Co. 0.680% 08/01/35 (a)	5,000,000	5,000,000
Piedmont Healthcare, Inc., Series 2007, LOC: SunTrust Bank 0.620% 06/01/37 (a)	18,000,000	18,000,000
Series 2008, LOC: SunTrust Bank 0.620% 12/01/33 (a)	6,250,000	6,250,000
Weber School, Series 2006, LOC: Branch Banking & Trust Co. 0.680% 12/01/30 (a)	4,450,000	4,450,000
GA Geauga County
Sisters of Notre Dame, Series 2001, LOC: Allied Irish Bank PLC 1.350% 08/01/16 (a)	5,160,000	5,160,000
GA Municipal Electric Authority
Series 2008 A, LOC: Societe Generale 0.670% 01/01/20 (a)	14,605,000	14,605,000
Series 2008, LOC: Dexia Credit Local 1.700% 01/01/48 (a)	42,965,000	42,965,000
GA Municipal Gas Authority
Series 2008 E, 3.000% 12/16/09	37,500,000	37,791,986

	Par ($)	Value ($)
Series 2008, 2.500% 12/16/09	100,000,000	100,900,986
GA Ports Authority Revenue
Series 2007, LOC: SunTrust Bank 0.620% 09/01/12 (a)	9,210,000	9,210,000
GA Private Colleges & Universities Authority
Emory University: Series 2005 C-4, 0.400% 09/01/36 (b)	4,000,000	4,000,000
Series 2008, 1.750% 09/01/43 (b)	16,000,000	16,000,000
Mercer University: Series 2003, LOC: Branch Banking & Trust Co. 0.750% 10/01/32 (a)	6,740,000	6,740,000
Series 2006 C, LOC: Branch Banking & Trust Co. 0.750% 10/01/31 (a)	8,700,000	8,700,000
Series 2000, LIQ FAC: Societe Generale 0.680% 11/01/30 (a)(c)	34,435,000	34,435,000
Series 2005 C-3, 0.400% 09/01/24 (b)	14,900,000	14,900,000
Series 2005, 0.400% 09/01/36 (b)	17,000,000	17,000,000
GA Richmond County Hospital Authority Revenue
Series 2008, LOC: SunTrust Bank 0.620% 01/01/36 (a)	17,000,000	17,000,000
GA State
Series 1995 B, 6.650% 03/01/09	6,880,000	6,880,000
Series 2000 A, 5.800% 03/01/09	4,380,000	4,380,000
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 0.620% 10/01/26 (a)	5,800,000	5,800,000
Georgia Total		596,001,733
Hawaii – 0.2%
HI Department of Budget & Finance
Series 2006 4G, GTY AGMT: Goldman Sachs 1.170% 07/01/30 (a)	8,000,000	8,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
HI Honolulu City & County
Series 2007, LIQ FAC: Citibank N.A. 1.050% 07/01/30 (a)	17,535,000	17,535,000
Hawaii Total		25,535,000
Idaho – 0.2%
ID Boise County Housing Authority
Series 2002, LOC: KeyBank N.A. 1.550% 03/01/33 (a)	2,075,000	2,075,000
ID Boise County Urban Renewal Agency
Series 2004 A, LOC: KeyBank N.A. 1.550% 03/01/24 (a)	6,555,000	6,555,000
ID Housing & Finance Association
Series 2008 C, LIQ FAC: BNP Paribas 0.550% 01/01/40 (a)	13,500,000	13,500,000
Idaho Total		22,130,000
Illinois – 5.9%
IL BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.580% 11/01/26 (a)	16,950,000	16,950,000
IL Bolingbrook
Series 2004, LOC: Harris Trust & Savings Bank 0.710% 12/01/29 (a)	22,575,000	22,575,000
IL Canton Industrial Revenue
Series 2006, LOC: Charter One Bank N.A. 0.720% 12/01/31 (a)	15,085,000	15,085,000
IL Chicago Board of Education
Series 2006, GTY AGMT: Dexia Credit Local 3.040% 12/01/31 (a)	10,295,000	10,295,000
Series 2008 A, LOC: Societe Generale 0.680% 12/01/23 (a)	4,000,000	4,000,000
IL Chicago O'Hare International Airport Revenue
Series 2006, GTY AGMT: Dexia Credit Local 3.050% 01/01/17 (a)	9,495,000	9,495,000

	Par ($)	Value ($)
IL Chicago Tax Increment
Series 1997 A, LOC: Northern Trust Co. 0.800% 12/01/11 (a)	520,000	520,000
Series 1997 B, LOC: Northern Trust Co. 0.800% 12/01/14 (a)	345,000	345,000
IL Chicago Water Revenue
Series 2004-1, LOC: CA Public Employees Retirement 0.500% 11/01/31 (a)	20,000,000	20,000,000
Series 2004-3, LOC: State Street Bank & Trust Co. 0.500% 11/01/31 (a)	3,225,000	3,225,000
IL Chicago
Series 2002, SPA: JPMorgan Chase Bank 0.650% 01/01/34 (a)	5,980,000	5,980,000
Series 2006, LIQ FAC: JPMorgan Chase Bank 0.970% 01/01/14 (a)(c)	11,705,000	11,705,000
Series 2007: SPA: Banco Bilbao Vizcaya 0.600% 01/01/42 (a)	7,925,000	7,925,000
SPA: Banco Bilbao Vizcaya 0.530% 01/01/42 (a)	20,000,000	20,000,000
Series 2008 A: LIQ FAC: Societe Generale 0.670% 01/01/30 (a)(c)	7,305,000	7,305,000
LOC: Societe Generale 0.670% 01/01/30 (a)	3,270,000	3,270,000
Series 2008 C1, LOC: Harris Bank N.A. 0.650% 01/01/39 (a)	12,000,000	12,000,000
Series 2008 C3, LOC: Northern Trust Co. 0.650% 01/01/39 (a)	10,700,000	10,700,000
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 0.640% 01/01/13 (a)	2,145,000	2,145,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.620% 06/15/29 (a)	8,905,000	8,905,000
0.620% 01/01/30 (a)	6,745,000	6,745,000
0.640% 01/01/23 (a)	10,080,000	10,080,000
0.640% 01/15/26 (a)	22,605,000	22,605,000
0.640% 12/01/31 (a)	7,030,000	7,030,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
0.740% 01/01/26 (a)	6,785,000	6,785,000
0.750% 12/01/25 (a)	4,685,000	4,685,000
Series 2008: GTY AGMT: Deutsche Bank AG: 0.620% 12/01/21 (a)	1,615,000	1,615,000
0.620% 01/01/37 (a)	13,225,000	13,225,000
Insured: FSA, GTY AGMT: Deutsche Bank AG 0.620% 01/01/33 (a)	27,435,000	27,435,000
LIQ FAC: Deutsche Bank AG: 0.620% 07/01/46 (a)	15,605,000	15,605,000
0.640% 12/15/37 (a)	26,835,000	26,835,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: Bank One N.A. 0.630% 04/01/21 (a)	4,450,000	4,450,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.640% 08/01/26 (a)	11,907,000	11,907,000
IL Du Page County
Benedictine University, Series 1999, LOC: U.S. Bank N.A. 0.570% 07/01/24 (a)	15,200,000	15,200,000
IL Eclipse Funding Trust
Series 2007, GTY AGMT: U.S. Bank N.A. 0.530% 01/01/30 (a)	11,365,000	11,365,000
IL Educational Facilities Authority
University of Chicago, Series 2001 B-2, 1.850% 07/01/36 (a)	14,700,000	14,700,000
IL Finance Authority Revenue
Alexian Brothers Health System, Series 2004, LOC: Bank One N.A. 0.600% 04/01/35 (a)	38,600,000	38,600,000
Children's Memorial Hospital, Series 2008 D, LOC: JPMorgan Chase Bank 0.500% 08/15/25 (a)	17,000,000	17,000,000
Commonwealth Edison Co., Series 2008 D, LOC: SunTrust Bank 0.570% 03/01/20 (a)	34,400,000	34,400,000

	Par ($)	Value ($)
North Shore Senior Center, Series 1999, LOC: JPMorgan Chase Bank 0.710% 08/01/29 (a)	7,000,000	7,000,000
Northwest Community Hospital, Series 2008, LOC: Wells Fargo Bank N.A. 0.450% 07/01/32 (a)	5,700,000	5,700,000
Riverside Health System, Series 2004, LOC: JPMorgan Chase Bank 0.550% 11/15/29 (a)	5,550,000	5,550,000
Sacred Heart of Chicago, Series 2008, LOC: Fifth Third Bank 3.660% 07/01/42 (a)	4,400,000	4,400,000
Series 2008 D, LOC: Northern Trust Co. 0.550% 01/01/48 (a)	8,600,000	8,600,000
Series 2008: LOC: Fifth Third Bank 3.660% 06/01/38 (a)	5,000,000	5,000,000
LOC: JPMorgan Chase Bank 0.550% 02/01/40 (a)	19,680,000	19,680,000
Swedish Convent Hospital, Series 2008 B, LOC: Allied Irish Bank PLC 0.800% 08/15/38 (a)	8,500,000	8,500,000
University of Chicago Medical Center, Series 2009: LOC: Bank of Montreal: 0.570% 08/15/26 (a)	10,000,000	10,000,000
0.600% 08/15/26 (a)	4,200,000	4,200,000
LOC: Wells Fargo Bank N.A.: 0.530% 08/15/26 (a)	4,175,000	4,175,000
0.580% 08/15/26 (a)	3,200,000	3,200,000
IL Health Facilities Authority
Glenkirk, Series 1997, LOC: Glenview State Bank, LOC: LaSalle National Bank 0.710% 02/15/21 (a)(h)	1,405,000	1,405,000
IL Housing Development Authority Multifamily
Series 2008, LIQ FAC: FHLMC 0.800% 08/01/38 (a)	8,300,000	8,300,000
Steadfast Foxview LP, Series 2008, LIQ FAC: FHLMC 0.650% 01/01/41 (a)	15,125,000	15,125,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Metropolitan Pier & Exposition Authority
Series 2006, GTY AGMT: Dexia Credit Local 3.050% 06/15/29 (a)	32,445,000	32,445,000
Series 2008, LIQ FAC: JPMorgan Chase & Co.: 0.970% 10/05/17 (a)	14,180,000	14,180,000
0.970% 05/20/25 (a)	10,275,000	10,275,000
0.970% 10/02/29 (a)	6,480,000	6,480,000
IL RBC Municipal Products, Inc., Trust
Series 2008 E10. LOC: Royal Bank of Canada 0.700% 03/01/11 (a)(c)	10,000,000	10,000,000
IL Regional Transportation Authority
Series 2004, GTY AGMT: Dexia Credit Local 3.040% 07/01/29 (a)	46,915,000	46,915,000
Series 2008 A, LOC: Societe Generale 0.670% 06/01/19 (a)	4,000,000	4,000,000
IL Springfield Electric Revenue
Series 2008, LIQ FAC: PB Capital Corp. 0.850% 03/01/35 (a)	10,115,000	10,115,000
IL State
Series 2009, GTY AGMT: Citibank N.A. 0.720% 02/01/21 (a)(c)	15,095,000	15,095,000
IL Village of Brookfield
Series 2008 PJ, LOC: Northern Trust Co. 0.640% 06/01/38 (a)	23,850,000	23,850,000
IL Village of Crestwood
Series 2004-135, LOC: Fifth Third Bank 1.420% 12/01/23 (a)	27,555,000	27,555,000
Illinois Total		794,437,000
Indiana – 4.0%
IN Bond Bank
Series 2008 A: LIQ FAC: JPMorgan Chase Bank 0.600% 04/15/17 (a)	6,915,000	6,915,000
LOC: Bank of New York 3.000% 05/28/09	50,000,000	50,138,899
Series 2009, 2.000% 01/05/10	50,000,000	50,377,727

	Par ($)	Value ($)
IN Deutsche Bank Spears/Lifers Trust
Series 2008: GTY AGMT: Deutsche Bank AG: 0.620% 07/15/18 (a)	1,485,000	1,485,000
0.620% 01/15/20 (a)	4,115,000	4,115,000
0.650% 07/15/27 (a)	5,265,000	5,265,000
LIQ FAC: Deutsche Bank AG 0.620% 03/01/27 (a)	3,045,000	3,045,000
IN Development Finance Authority
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.680% 07/01/17 (a)	1,605,000	1,605,000
Series 2003, LOC: KeyBank N.A. 1.100% 01/01/23 (a)	8,165,000	8,165,000
IN Eclipse Funding Trust
Series 2007, LIQ FAC: U.S. Bank N.A. 0.600% 01/01/15 (a)	9,520,000	9,520,000
IN Elkhart County Hospital Authority
Elkhart General Hospital, Inc., Series 2008, LOC: JPMorgan Chase Bank 0.650% 05/01/33 (a)	13,600,000	13,600,000
IN Finance Authority
Floyd Memorial Hospital & Health, Series 2008, LOC: Branch Banking & Trust Co. 0.650% 03/01/36 (a)	4,500,000	4,500,000
Northside Christian Church, Series 2007, LOC: National City Bank 0.600% 12/01/32 (a)	9,485,000	9,485,000
Series 2005 A-5, 2.300% 02/01/35 (b)	75,000,000	75,000,000
Series 2005, LOC: National City Bank 0.650% 11/01/27 (a)	5,245,000	5,245,000
Series 2008 A-1, 0.530% 02/01/39 (b)	18,950,000	18,950,000
Series 2008 B, LOC: JPMorgan Chase Bank 0.550% 11/01/41 (a)	10,900,000	10,900,000
Sisters of St. Frances Health: Series 2008 F, LOC: Bank of New York 0.400% 09/01/48 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 G, LOC: Bank of New York 0.400% 09/01/48 (a)	5,250,000	5,250,000
Series 2008 H, LOC: JPMorgan Chase Bank 0.590% 09/01/48 (a)	7,000,000	7,000,000
Series 2008 I, LOC: Wells Fargo Bank N.A. 0.540% 11/01/37 (a)	3,600,000	3,600,000
Series 2008 J, LOC: Wells Fargo Bank N.A. 0.400% 11/01/37 (a)	6,000,000	6,000,000
St. Agnes Medical Center: Series 2008 D1, 0.550% 12/01/34 (b)	21,000,000	21,000,000
Series 2008 D2, 0.550% 12/01/34 (b)	21,250,000	21,250,000
University of Indiana, Series 2006, LOC: KeyBank N.A. 0.750% 07/01/36 (a)	10,575,000	10,575,000
IN Health & Educational Facility Financing Authority
Community Hospital of Lagrange, Series 2007, LOC: National City Bank 0.600% 11/01/32 (a)	24,360,000	24,360,000
Rehabilitation Hospital of Indiana, Series 1990, LOC: National City Bank 0.600% 11/01/20 (a)	14,250,000	14,250,000
Riverview Hospital, Series 2004, LOC: National City Bank 0.600% 08/01/32 (a)	17,200,000	17,200,000
IN Health Facility Financing Authority
Community Hospital of Indiana, Series 2005 B, LOC: National City Bank 0.600% 05/01/35 (a)	17,300,000	17,300,000
Daughters of Charity Health, Series 1999 D, Pre-refunded 11/15/09 5.500% 11/15/19	3,000,000	3,123,691
Southern Indiana Rehab Hospital, Series 2001, LOC: Bank One Kentucky 1.130% 04/01/20 (a)	2,200,000	2,200,000

	Par ($)	Value ($)
IN Henry County Economic Development Revenue
Henry County YMCA, Inc., Series 2004, LOC: U.S. Bank N.A. 0.670% 02/15/24 (a)	1,160,000	1,160,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2008 C, 1.150% 06/01/09	27,350,000	27,350,000
Series 2008 E, 1.150% 06/01/09	5,900,000	5,900,000
Series 2008, 1.150% 06/01/09	25,000,000	25,000,000
Series 2009 B, 0.780% 01/15/10	24,650,000	24,650,000
IN Lawrenceburg Pollution Control Revenue
Michigan Power Co., Series 2008 I, LOC: JPMorgan Chase Bank 0.600% 10/01/19 (a)	12,000,000	12,000,000
IN New Albany Economic Development Revenue
YMCA of Southern Indiana, Series 2006, LOC: Regions Bank 1.170% 09/01/28 (a)	120,000	120,000
IN Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Wells Fargo & Co. 0.770% 06/01/29 (a)	6,405,000	6,405,000
IN St. Joseph County Economic Development Revenue
Brothers of the Holy Cross, Series 1997, LOC: Allied Irish Bank PLC 0.630% 09/01/17 (a)	3,490,000	3,490,000
Indiana Total		542,495,317
Iowa – 0.7%
IA Des Moines Methodist System, Inc.
Iowa Methodist Medical Center, Series 1985, LOC: Wachovia Bank N.A. 0.630% 08/01/15 (a)	23,000,000	23,000,000
IA Evansdale
Series 2005, LOC: Wells Fargo Bank N.A. 0.770% 09/01/30 (a)	4,725,000	4,725,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IA Finance Authority Small Business Development
Village Court Associates, Series 1985 B, GTY AGMT: E.I. DuPont De Nemours 0.780% 11/01/35 (a)	14,700,000	14,700,000
IA Higher Education Loan Authority
American Institute of Business, Series 1998, LOC: Wells Fargo Bank N.A. 0.680% 11/01/13 (a)	695,000	695,000
IA School Cash Anticipation Program
Series 2008 A, GIC: Citigroup Financial Products 3.500% 06/25/09	45,230,000	45,477,199
Iowa Total		88,597,199
Kansas – 0.0%
KS Burlington Pollution Commission
0.480% 03/04/09	3,900,000	3,900,000
Kansas Total		3,900,000
Kentucky – 1.3%
KY Area Development Districts
Series 2000, LOC: Wachovia Bank N.A. 0.580% 06/01/33 (a)	10,310,000	10,310,000
KY Asset Liability Commissions
Series 2008 A, 3.000% 06/25/09	53,000,000	53,201,908
KY BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.580% 11/01/25 (a)	9,995,000	9,995,000
KY Economic Development Finance Authority
Goodwill Industries, Series 2003, LOC: Branch Banking & Trust Co. 0.650% 08/01/23 (a)	8,250,000	8,250,000
Series 2009 B2, LOC: JPMorgan Chase Bank 0.600% 08/15/38 (a)	9,500,000	9,500,000
Series 2009 B3, LOC: Branch Banking & Trust Co. 0.520% 08/15/38 (a)	7,655,000	7,655,000

	Par ($)	Value ($)
KY Kenton County Industrial Building Revenue
Series 1984, LOC: Morgan Guaranty Trust 0.850% 12/01/14 (a)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
Series 2003, LOC: Fifth Third Bank 3.750% 09/01/22 (a)	200,000	200,000
YMCA of Central Kentucky, Series 1999, LOC: Bank One Kentucky N.A. 0.630% 07/01/19 (a)	1,435,000	1,435,000
KY Louisville & Jefferson County Metropolitan Sewer District
Series 2008 A, LOC: Societe Generale 0.670% 05/15/30 (a)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.600% 06/01/34 (a)	4,537,000	4,537,000
KY Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 0.930% 11/01/17 (a)	8,445,000	8,445,000
KY Richmond City
Series 2006 A, LOC: U.S. Bank N.A. 0.600% 03/01/36 (a)	19,210,000	19,210,000
KY Shelby County
Series 2004 A, LOC: U.S. Bank N.A. 0.600% 09/01/34 (a)	1,200,000	1,200,000
KY Williamstown League of Cities Funding Trust
Series 2009, LOC: U.S. Bank N.A. 0.600% 12/01/38 (a)	5,000,000	5,000,000
Kentucky Total		179,868,908
Louisiana – 1.8%
LA BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust Co.: 0.780% 01/01/24 (a)	9,840,000	9,840,000
0.780% 01/01/32 (a)(c)	16,625,000	16,625,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.620% 12/01/22 (a)	23,010,000	23,010,000
LA Lake Charles Harbor & Terminal District
Series 2008, GIC: Rabobank N.A. 2.250% 03/15/38 (a)	37,000,000	37,000,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart, Series 2004, LOC: SunTrust Bank 0.850% 01/01/24 (a)	4,000,000	4,000,000
LA Offshore Terminal Authority
Loop LLC, Series 2007 A, LOC: SunTrust Bank 0.620% 09/01/27 (a)	27,000,000	27,000,000
LA Parish of St. James
0.950% 03/05/09	48,000,000	48,000,000
LA Public Facilities Authority
Dynamic Fuels LLC, Series 2008, LOC: SunTrust Bank 0.560% 10/01/33 (a)	20,000,000	20,000,000
Series 2008 C, LIQ FAC: PB Capital Corp. 0.850% 02/15/35 (a)	14,065,000	14,065,000
Series 2008 D1, LOC: Bank of Nova Scotia 0.550% 07/01/31 (a)	7,900,000	7,900,000
Series 2008, LOC: Bank of Nova Scotia 0.640% 07/01/31 (a)	6,250,000	6,250,000
LA Reset Option Certificates Trust II-R
Series 2006, Insured: FSA, LIQ FAC: Citibank N.A. 1.060% 05/01/39 (a)	20,885,000	20,885,000
LA St. Tammany Parish Development District
Main Street Holdings, Series 2008, LOC: SunTrust Bank 0.620% 07/01/38 (a)	6,000,000	6,000,000

	Par ($)	Value ($)
LA Upper Pontalba Building Restoration Corp.
Series 1996, LOC: Bank One N.A. 1.130% 12/01/16 (a)	3,080,000	3,080,000
Louisiana Total		243,655,000
Maine – 0.1%
ME Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.570% 07/01/37 (a)	6,770,000	6,770,000
ME Housing Authority
Series 2008 H, SPA: KBC Bank N.V. 0.650% 11/15/40 (a)	5,500,000	5,500,000
Maine Total		12,270,000
Maryland – 1.9%
MD Administration Department of Housing & Community Development
Series 2005, GTY AGMT: Trinity Funding Co. LLC 0.414% 10/01/39 (a)	22,698,395	22,698,395
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore, Series 2004, LOC: Branch Banking & Trust Co. 0.680% 07/01/24 (a)	3,440,000	3,440,000
MD Baltimore Port Facilities Revenue
Occidental Petroleum Corp., Series 1981, LOC: BNP Paribas 0.750% 10/14/11 (a)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust Co. 0.680% 10/01/33 (a)	4,190,000	4,190,000
MD Community Development Administration
Series 2005, GTY AGMT: Trinity Funding Co. LLC 0.414% 10/01/39 (a)	58,050,000	58,050,000
MD County of Prince Georges
Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 07/01/34 (a)	13,710,000	13,710,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Health & Higher Educational Facilities Authority
Series 2003 B, LOC: SunTrust Bank 0.620% 07/01/28 (a)	7,830,000	7,830,000
Series 2004, LOC: SunTrust Bank 0.620% 07/01/29 (a)	6,795,000	6,795,000
Series 2006, GTY AGMT: Merrill Lynch & Co. 1.580% 07/01/36 (b)(g)	34,995,000	34,995,000
Series 2008 H, LOC: SunTrust Bank 0.620% 07/01/29 (a)	9,000,000	9,000,000
Series 2008, LOC: Branch Banking & Trust Co. 0.650% 07/01/35 (a)	8,000,000	8,000,000
The Boys Latin School of Maryland, Series 2008, LOC: SunTrust Bank 0.620% 07/01/38 (a)	7,000,000	7,000,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance, Series 2006, LOC: Branch Banking & Trust Co. 0.680% 09/01/26 (a)	4,425,000	4,425,000
MD Stadium Authority Lease Revenue
Series 2007, SPA: Dexia Credit Local 1.600% 03/01/26 (a)	34,730,000	34,730,000
MD State
Series 2003, 5.250% 03/01/09	4,000,000	4,000,000
MD Town of Easton
Series 2008, LOC: Branch Banking & Trust Co. 0.680% 01/01/38 (a)	5,775,000	5,775,000
Maryland Total		254,538,395
Massachusetts – 4.2%
MA Bay Transportation Authority
Series 2008, LIQ FAC: Dexia Credit Local 3.510% 07/01/26 (a)	82,904,000	82,904,000
MA BB&T Municipal Trust
Series 2061, LOC: Branch Banking & Trust Co. 0.590% 12/01/14 (a)	7,955,000	7,955,000

	Par ($)	Value ($)
Series 2007, LOC: Branch Banking & Trust Co. 0.600% 01/01/28 (a)	16,550,000	16,550,000
MA Commonwealth
0.600% 05/07/09	42,500,000	42,500,000
MA Development Finance Agency
Boston University, Series 2008, LOC: Allied Irish Bank PLC 0.380% 10/01/42 (a)	18,545,000	18,545,000
MA Health & Educational Facilities Authority
Abby Kelly Foster Charter, Series 2008, LOC: TD Banknorth N.A. 0.580% 09/01/38 (a)	5,000,000	5,000,000
Northeastern University, Series 2008, LOC: JPMorgan Chase Bank 0.380% 10/01/22 (a)	24,050,000	24,050,000
Series 2000 A, LOC: Dexia Credit Local 1.600% 11/01/30 (a)	7,625,000	7,625,000
MA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.580% 07/01/10 (a)(c)	7,900,000	7,900,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: Dexia Credit Local 3.050% 07/01/30 (a)	25,920,000	25,920,000
MA State
0.450% 06/11/09	74,000,000	74,000,000
0.650% 05/13/09	16,600,000	16,600,000
0.800% 03/19/09	5,000,000	5,000,000
Series 2004, SPA: Dexia Credit Local 3.040% 08/01/18 (a)	11,280,000	11,280,000
Series 2006, 5.000% 07/01/09	18,415,000	18,612,429
Series 2007, LOC: Dexia Credit Local 3.750% 01/01/34 (a)	31,460,000	31,460,000
Series 2008 A, LOC: Societe Generale 0.670% 05/01/37 (a)	4,250,000	4,250,000
Series 2008 B, 4.000% 04/30/09	25,000,000	25,073,030

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, 3.000% 03/05/09	30,000,000	30,007,277
MA Water Resources Authority
0.500% 04/08/09	41,000,000	41,000,000
0.520% 04/08/09	1,300,000	1,300,000
Series 2008 F, SPA: Bank of Nova Scotia 0.350% 08/01/29 (a)	8,400,000	8,400,000
Series 2008, SPA: JPMorgan Chase Bank 0.500% 08/01/37 (a)	61,700,000	61,700,000
Massachusetts Total		567,631,736
Michigan – 4.1%
MI Board of Trustees
1.000% 03/04/09	12,500,000	12,500,000
MI Building Authority Revenue
Series 2006 A, LIQ FAC: Citibank N.A. 1.770% 10/15/36 (a)(c)	14,200,000	14,200,000
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc., Series 1999, LOC: Northern Trust Co. 0.770% 02/01/21 (a)	8,240,000	8,240,000
MI Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.740% 12/01/31 (a)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: National City Bank 0.600% 08/01/31 (a)	24,555,000	24,555,000
MI Higher Education Facilities Authority
Hope College, Series 2004, LOC: Bank One N.A 0.620% 04/01/34 (a)	8,720,000	8,720,000
MI Hospital Finance Authority
0.700% 04/02/09	33,000,000	33,000,000
Henry Ford Health System, Series 2007, LOC: JPMorgan Chase Bank 0.570% 11/15/42 (a)	16,980,000	16,980,000

	Par ($)	Value ($)
Series 1999 B1, 0.700% 11/15/33 (a)	7,675,000	7,671,666
Series 2008 B, LOC: JPMorgan Chase Bank 0.570% 10/15/30 (a)	25,070,000	25,070,000
Series 2008, LIQ FAC: Citibank N.A. 0.690% 12/01/23 (a)(c)	3,150,000	3,150,000
Trinity Health, Series 2005 F, 0.500% 11/01/18 (b)	6,300,000	6,300,000
MI JPMorgan Chase Putters/Drivers Trust
Series 2008 3263, LIQ FAC: JPMorgan Chase Bank 0.600% 10/01/10 (a)(c)	7,500,000	7,500,000
Series 2008 3264, LIQ FAC: JPMorgan Chase Bank 0.700% 11/01/09 (c)(d)	8,265,000	8,265,000
MI Municipal Bond Authority Revenue
Series 2008 A-2, LOC: Dexia Credit Local, LOC: Scotia Bank 3.000% 08/20/09	27,950,000	28,118,325
Series 2008, 3.000% 07/15/09	21,000,000	21,165,621
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles: Series 2002, SPA: JPMorgan Chase Bank 1.250% 01/01/35 (a)	47,600,000	47,600,000
Series 2003, SPA: JPMorgan Chase Bank 1.250% 01/01/32 (a)	29,300,000	29,300,000
Series 2006, SPA: JPMorgan Chase Bank 1.250% 01/01/32 (a)	36,200,000	36,200,000
MI State
Series 2008 A, 3.000% 09/30/09	180,000,000	181,256,248
Series 2008, 3.000% 09/30/09	25,000,000	25,194,260
MI University
0.450% 03/04/09	5,010,000	5,010,000
Michigan Total		552,651,120

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Minnesota – 1.0%
MN Community Development Agency
Series 1995 A, LOC: U.S. Bank N.A. 0.650% 10/01/24 (a)	4,320,000	4,320,000
MN Dakota County Housing & Redevelopment Authority
Series 2006, LIQ FAC: FHLMC 0.780% 06/01/29 (a)	18,650,000	18,650,000
MN Edina
Multi-Family Housing Revenue, Series 1999, LIQ FAC: FHLMC 0.620% 12/01/29 (a)	10,000,000	10,000,000
MN JPMorgan Chase Putters/Drivers Trust
Series 2008 3265, LIQ FAC: JPMorgan Chase Bank 0.600% 11/01/10 (a)(c)	8,000,000	8,000,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B, LOC: U.S. Bank N.A. 0.580% 10/01/35 (a)	2,420,000	2,420,000
MN Minneapolis Health Care Systems
Fairview Health Services, Series 2008 A, LOC: Wells Fargo Bank N.A. 0.530% 11/15/47 (a)	6,300,000	6,300,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.780% 05/01/31 (a)	13,150,000	13,150,000
MN RBC Municipal Products, Inc., Trust
Series 2008 E-9, LIQ FAC: Royal Bank of Canada 0.700% 08/01/11 (a)	4,000,000	4,000,000
MN Robbinsdale Revenue
North Memorial Health Care, Series 2008 A-1, LOC: Wells Fargo Bank N.A. 0.570% 05/01/33 (a)	5,500,000	5,500,000
MN St. Paul Housing Finance Board Revenue
Series 2005, GIC: Trinity Plus Funding Co. 1.280% 04/01/15 (a)	6,161,557	6,161,557

	Par ($)	Value ($)
MN State
Series 2001, 5.000% 10/01/09	7,500,000	7,629,929
Series 2008, 1.060% 08/01/20 (b)	4,185,000	4,185,000
MN Term Custodial Receipts
Series 2008, 1.270% 04/01/09 (d)	33,609,189	33,609,189
MN University
Series 2008 A, 0.350% 08/15/31 (b)	7,400,000	7,400,000
Minnesota Total		131,325,675
Mississippi – 0.4%
MS Business Finance Commission
Petal Gas Storage LLC, Series 2007, LOC: SunTrust Bank 0.620% 08/01/34 (a)	31,950,000	31,950,000
MS Business Finance Corp.
Southern Mississippi Electric Power Association, Series 2007 A, GTY AGMT: National Rural Utilities Financial Corp. 5.400% 05/01/37 (a)	20,000,000	20,001,815
Mississippi Total		51,951,815
Missouri – 2.4%
MO Curators University
Series 2008 A, 3.000% 06/30/09	50,000,000	50,213,578
MO Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.620% 04/15/19 (a)	9,815,000	9,815,000
MO Development Finance Board
Nelson Gallery Foundation: Series 2003, LOC: U.S. Bank N.A. 0.650% 06/01/33 (a)	15,590,000	15,590,000
Series 2004 A, SPA: JPMorgan Chase Bank 0.600% 12/01/33 (a)	11,150,000	11,150,000
Series 2008, SPA: JPMorgan Chase Bank 0.650% 12/01/37 (a)	6,200,000	6,200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Health & Educational Facilities Authority
Series 2003 C2, 0.730% 11/15/39 (b)	20,000,000	20,000,000
Series 2005 C-3, SPA: UBS AG 0.570% 06/01/33 (a)	17,300,000	17,300,000
Series 2005 C-5, SPA: U.S. Bank N.A. 0.570% 06/01/33 (a)	8,600,000	8,600,000
Series 2008 C-1, 1.750% 11/15/39 (b)	48,075,000	48,075,000
Series 2008: LIQ FAC: Citibank N.A. 1.760% 11/15/28 (a)	10,000,000	10,000,000
LOC: UBS AG 0.620% 05/15/32 (a)	7,400,000	7,400,000
SSM Health Care Corp., Series 2005 D-1, SPA: Dexia Credit Local 3.370% 06/01/33 (a)	6,500,000	6,500,000
Washington University: Series 2000 B, SPA: JPMorgan Chase Bank 0.550% 03/01/40 (a)	23,100,000	23,100,000
Series 2000, Pre-refunded 03/01/10 6.000% 03/01/30	12,875,000	13,709,858
MO Joint Municipal Electric Utility Commission
Series 2007 A, LIQ FAC: Citibank N.A. 0.740% 01/01/34 (a)	11,425,000	11,425,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.670% 11/01/32 (a)	3,375,000	3,375,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521, Insured: FSA, SPA: Merrill Lynch Capital Services 1.480% 01/01/30 (a)(g)	8,120,000	8,120,000
Series 2005 PT-2525, Insured: FSA, SPA: Merrill Lynch Capital Services 1.480% 01/01/30 (a)(g)	4,220,000	4,220,000

	Par ($)	Value ($)
MO St. Joseph Industrial Development Authority
Heartland Regional Medical, Series 2009 A, LOC: U.S. Bank N.A. 0.540% 11/15/43 (a)	6,000,000	6,000,000
MO St. Louis Airport Revenue
Series 2005, GTY AGMT: Deutsche Bank AG 0.620% 07/01/31 (a)	43,990,000	43,990,000
Missouri Total		324,783,436
Nebraska – 0.1%
NE Central Plains Energy Project
Series 2007, LOC: Branch Banking & Trust Co. 0.620% 12/01/21 (a)	8,525,000	8,525,000
NE Lancaster County Hospital Authority
Immanuel Retirement Communities, Series 2000 A, LOC: Allied Irish Bank PLC 0.900% 07/01/30 (a)	10,830,000	10,830,000
Nebraska Total		19,355,000
Nevada – 1.1%
NV Clark County
0.330% 06/12/09	15,000,000	15,000,000
NV Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.650% 06/15/24 (a)	4,880,000	4,880,000
NV Eclipse Funding Trust
Series 2006, GTY AGMT: U.S. Bank N.A. 0.520% 05/01/36 (a)	24,800,000	24,800,000
Series 2007, LIQ FAC: U.S. Bank N.A. 0.570% 07/01/26 (a)	9,985,000	9,985,000
NV Economic Development Revenue
Series 1999, Pre-refunded 05/15/09, 5.500% 05/15/29	14,650,000	14,909,655
NV Reno
Series 2008 25G, GTY AGMT: Goldman Sachs 1.170% 06/01/19 (a)	12,490,000	12,490,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 25GZ, GTY AGMT: Goldman Sachs 1.170% 06/01/51 (a)	39,210,000	39,210,000
Series 2008 B, LOC: Union Bank of California N.A. 0.630% 06/01/41 (a)	21,400,000	21,400,000
Nevada Total		142,674,655
New Hampshire – 1.1%
NH Business Finance Authority
Series 2008, LOC: TD Banknorth N.A. 0.670% 06/01/38 (a)	5,115,000	5,115,000
NH Health & Education Facilities Authority
Mary Hitchcock Memorial Hospital, Series 2001, 2.000% 08/01/31 (b)	108,735,000	108,735,000
Series 2004 A, LOC: Citizens Bank 0.820% 12/01/34 (a)	4,985,000	4,985,000
Series 2008: LIQ FAC: JPMorgan Chase Bank 1.920% 08/01/11 (a)	8,690,000	8,690,000
LOC: RBS Citizens N.A. 0.820% 01/01/38 (a)	7,855,000	7,855,000
Southern New Hampshire University, Series 2008, LOC: TD BankNorth N.A. 0.720% 01/01/39 (a)	12,730,000	12,730,000
United Church of Christ Retirement Community, Inc., Series 2006 B, LOC: Citizens Bank 0.580% 01/01/30 (a)	885,000	885,000
NH Manchester Housing Authority
Series 1990 A, LOC: PNC Bank N.A. 0.570% 06/15/15 (a)	4,000,000	4,000,000
New Hampshire Total		152,995,000
New Jersey – 4.1%
NJ BB&T Municipal Trust
Series 2056, LOC: Branch Banking & Trust Co. 0.620% 09/01/37 (a)	10,340,000	10,340,000
NJ Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.620% 01/01/27 (a)	12,050,000	12,050,000

	Par ($)	Value ($)
0.620% 12/15/31 (a)	68,315,000	68,315,000
Series 2008, GTY AGMT: Deutsche Bank AG 0.610% 01/01/21 (a)	2,385,000	2,385,000
NJ Economic Development Authority Revenue
Series 2005, LIQ FAC: Dexia Credit Local 3.020% 09/01/22 (a)	35,960,000	35,960,000
Stolthaven Project, Series 1998, LOC: Citibank N.A. 0.420% 01/15/18 (a)	2,300,000	2,300,000
NJ Educational Facilities Authority
Seton Hall University, Series 2008 D, LOC: Allied Irish Banks PLC 1.375% 07/01/37 (a)	49,760,000	49,760,000
NJ Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 3.020% 12/15/21 (a)	16,455,000	16,455,000
NJ Salem County Pollution Control Financing Authority
0.550% 04/06/09	12,250,000	12,250,000
Public Service Electric & Gas, Series 2003 B2, LOC: Bank of Nova Scotia 0.450% 11/01/33 (a)	7,000,000	7,000,000
NJ State
Series 2006, LIQ FAC: Dexia Credit Local 3.020% 07/01/19 (a)	8,260,000	8,260,000
Series 2008 A, 3.000% 06/25/09	85,000,000	85,302,198
NJ Transportation Trust Fund Authority
Series 2006, GTY AGMT: Dexia Credit Local 3.160% 12/15/30 (a)	42,415,000	42,415,000
NJ Turnpike Authority
Series 2006, GTY AGMT: Dexia Credit Local 3.020% 01/01/16 (a)	10,215,000	10,215,000
Series 2009: 2.250% 12/31/09	175,000,000	176,080,246
LOC: PNC Bank N.A. 0.400% 01/01/24 (a)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LOC: Scotia Bank 0.400% 01/01/24 (a)	4,900,000	4,900,000
New Jersey Total		553,987,444
New Mexico – 0.1%
NM Eclipse Funding Trust
Series 2006, GTY AGMT: U.S. Bank N.A. 0.530% 06/01/36 (a)	18,485,000	18,485,000
New Mexico Total		18,485,000
New York – 3.0%
NY Bank of New York Municipal Certificates Trust
Series 2007, LOC: Bank of New York 0.650% 02/15/36 (a)	17,150,000	17,150,000
NY BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.550% 07/01/25 (a)	12,600,000	12,600,000
Series 2009, LOC: Branch Banking & Trust Co. 0.690% 09/01/20 (a)(c)	18,410,000	18,410,000
NY Dormitory Authority
Series 2008, LIQ FAC: Citibank N.A. 0.670% 08/15/25 (a)(c)	29,735,000	29,735,000
NY Local Government Assistance Corp.
Series 2008 B, SPA: Dexia Credit Local 2.000% 04/01/21 (a)	54,400,000	54,400,000
NY Metropolitan Transportation Authority
Series 2009, GTY AGMT: Citibank N.A. 0.710% 11/15/30 (a)(c)	12,015,000	12,015,000
NY Mortgage Agency
Series 2008, SPA: Dexia Credit Local 1.300% 04/01/47 (a)	48,305,000	48,305,000
NY New York City Municipal Water Finance Authority
Series 2008 B-2, SPA: Lloyds TSB Bank PLC 0.550% 06/15/24 (a)	6,300,000	6,300,000

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 2002 1C, LIQ FAC: JPMorgan Chase Bank 0.400% 11/01/22 (a)	2,000,000	2,000,000
Series 2002 3D, SPA: Dexia Credit Local 1.750% 11/01/22 (a)	25,445,000	25,445,000
NY Power Authority
Series 1985, LIQ FAC: Bank of Nova Scotia 1.600% 03/01/16 (a)	34,515,000	34,515,000
NY Syracuse Industrial Development Agency
Syracuse University, Series 2008 A-1, LOC: JPMorgan Chase Bank 0.350% 07/01/37 (a)	2,200,000	2,200,000
NY Tobacco Settlement Financing Authority
Series 2006, GTY AGMT: Merrill Lynch & Co., SPA: Merrill Lynch Capital Services 0.720% 06/01/20 (a)(g)	5,355,000	5,355,000
NY Triborough Bridge & Tunnel Authority
Series 2005 B-2, SPA: Dexia Credit Local 1.280% 01/01/32 (a)	46,105,000	46,105,000
Series 2009 A1, 2.000% 11/15/38 (b)	25,000,000	25,299,126
NY Urban Development Corp.
Series 2004 A3C, SPA: Dexia Credit Local 0.750% 03/15/33 (a)	48,165,000	48,165,000
Series 2004 A3D, SPA: Dexia Credit Local 0.750% 03/15/33 (a)	10,615,000	10,615,000
New York Total		398,614,126
North Carolina – 2.4%
NC BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust Co.: 0.670% 10/01/18 (a)(c)	11,530,000	11,530,000
0.670% 05/01/24 (a)(c)	7,455,000	7,455,000
0.670% 05/31/24 (a)	17,175,000	17,175,000
0.670% 06/01/24 (a)	22,195,000	22,195,000
0.670% 06/01/24 (a)	14,995,000	14,995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, LOC: Branch Banking & Trust Co.: 0.670% 03/01/24 (a)	6,300,000	6,300,000
0.670% 04/01/24 (a)	17,500,000	17,500,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue: Barton College, Series 2004, LOC: Branch Banking & Trust Co. 0.680% 07/01/19 (a)	5,200,000	5,200,000
Campbell University, Series 2004, LOC: Branch Banking & Trust Co. 0.680% 10/01/24 (a)	4,905,000	4,905,000
High Point University, Series 2007, LOC: Branch Banking & Trust Co. 0.680% 12/01/29 (a)	6,750,000	6,750,000
Series 2008, LIQ FAC: Wells Fargo & Co. 0.620% 10/01/44 (a)	6,050,000	6,050,000
The Raleigh School, Series 2006, LOC: Branch Banking & Trust Co. 0.680% 09/01/31 (a)	3,800,000	3,800,000
Union Academy, Series 2007, LOC: Wachovia Bank 0.570% 12/01/29 (a)	6,175,000	6,175,000
High Point University, Series 2008, LOC: Branch Banking & Trust Co. 0.680% 05/01/30 (a)	5,000,000	5,000,000
NC Charlotte
Series 2006, 5.000% 03/01/09	2,115,000	2,115,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA, Series 2007, LOC: Branch Banking & Trust Co. 0.680% 06/01/32 (a)	10,800,000	10,800,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem, Series 2005, LOC: Branch Banking & Trust Co. 0.680% 12/01/30 (a)	11,375,000	11,375,000

	Par ($)	Value ($)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc., Series 2002, LOC: Branch Banking & Trust Co. 0.680% 02/01/23 (a)	3,100,000	3,100,000
NC Mecklenburg County
Series 2006, SPA: Branch Banking & Trust Co. 0.680% 02/01/26 (a)	9,490,000	9,490,000
Series 2008 A, SPA: SunTrust Bank 0.660% 02/01/28 (a)	38,075,000	38,075,000
NC Medical Care Commission
J. Arthur Dosher Memorial Hospital, Series 1998, LOC: Branch Banking & Trust Co. 0.680% 05/01/18 (a)	1,965,000	1,965,000
Rutherford Hospital, Inc., Series 2001, LOC: Branch Banking & Trust Co. 0.680% 09/01/21 (a)	2,875,000	2,875,000
Series 2008 B: LOC: Branch Banking & Trust Co. 0.680% 11/01/38 (a)	5,000,000	5,000,000
SPA: Branch Banking & Trust Co. 0.530% 11/01/28 (a)	27,045,000	27,045,000
Series 2009 B, LOC: Wachovia Bank N.A. 0.580% 10/01/38 (a)	9,300,000	9,300,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust Co. 0.680% 06/01/37 (a)	7,050,000	7,050,000
United Methodist Retirement Homes, Series 2005 B, LOC: Branch Banking & Trust Co. 0.680% 10/01/35 (a)	4,905,000	4,905,000
University Health Systems: Series 2008 B-1, LOC: Branch Banking & Trust Co. 0.550% 12/01/36 (a)	4,900,000	4,900,000
Series 2008 B-2, LOC: Branch Banking & Trust Co. 0.640% 12/01/36 (a)	10,330,000	10,330,000
Wake Forest University Health Sciences, Series 2008 A, LOC: Branch Banking & Trust Co. 0.580% 07/01/34 (a)	5,735,000	5,735,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust Co. 0.680% 09/01/22 (a)	8,000,000	8,000,000
NC State
Series 2004, 5.000% 03/01/10	10,000,000	10,449,798
Series 2007, 5.000% 03/01/10	11,380,000	11,871,863
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity, Series 2007, LOC: Branch Banking & Trust Co. 0.680% 11/01/32 (a)	4,300,000	4,300,000
North Carolina Total		323,711,661
Ohio – 4.2%
OH American Municipal Power
0.300% 04/03/09	12,025,000	12,025,000
OH Cleveland Cuyahoga County Port Authority
Series 2006, LOC: U.S. Bank N.A. 0.620% 01/01/31 (a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004 A, LOC: U.S. Bank N.A. 0.600% 03/01/34 (a)	25,350,000	25,350,000
Series 2005, LOC: U.S. Bank N.A. 0.600% 07/01/35 (a)	34,075,000	34,075,000
OH Cuyahoga County Health Care Facilities
A.M. McGregor Home, Series 2001, LOC: KeyBank N.A. 0.700% 01/01/32 (a)	10,960,000	10,960,000
Marymount Health Care Systems, Series 2005, LOC: RBS Citizens N.A. 0.720% 08/01/32 (a)	19,140,000	19,140,000
Series 2003, LOC: KeyBank N.A. 1.100% 03/01/33 (a)	26,560,000	26,560,000

	Par ($)	Value ($)
OH Cuyahoga County Hospital Revenue
Series 2005, LOC: National City Bank 0.600% 02/01/35 (a)	72,245,000	72,245,000
Sisters Charity Health Systems, Series 2000, LOC: National City Bank 0.600% 11/01/30 (a)	30,885,000	30,885,000
OH Deutsche Bank Spears/Lifers Trust
Series 2008: GTY AGMT: Deutsche Bank AG 0.620% 01/01/28 (a)	5,000,000	5,000,000
Insured: FSA, LIQ FAC: Deutsche Bank AG 0.620% 01/01/22 (a)	2,000,000	2,000,000
OH Eclipse Funding Trust
Series 2006, LIQ FAC: U.S. Bank N.A. 0.570% 12/01/33 (a)	3,925,000	3,925,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.690% 06/01/30 (a)	19,710,000	19,710,000
OH Franklin County
Presbyterian Retirement System: Series 2006 A, LOC: National City Bank 0.600% 07/01/36 (a)	60,000,000	60,000,000
Series 2006 B, LOC: National City Bank 0.600% 07/01/29 (a)	17,380,000	17,380,000
Trinity Health, Series 1995, 0.500% 06/01/16 (b)	5,500,000	5,500,000
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc., Series 2005 A, LOC: KeyBank N.A. 0.700% 06/01/35 (a)	5,300,000	5,300,000
OH Higher Educational Facility Commission
University Hospitals Health Systems, Inc., Series 2008 B, LOC: RBS Citizens NA 0.620% 01/15/35 (a)	17,400,000	17,400,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Higher Educational Facility Revenue
Series 2005, LOC: National City Bank 0.600% 05/01/30 (a)	5,000,000	5,000,000
Tiffin University, Series 2007, LOC: National City Bank 0.600% 08/01/22 (a)	13,520,000	13,520,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: National City Bank 0.600% 12/01/27 (a)	8,905,000	8,905,000
Norwalk Area Health System, Series 2003, LOC: National City Bank 0.600% 12/01/27 (a)	5,355,000	5,355,000
OH Knox County
Knox Community Hospital, Series 2004, LOC: National City Bank 0.600% 12/01/29 (a)	16,125,000	16,125,000
OH Middletown Hospital Facilities
Atrium Medical Center: Series 2008 A, LOC: JPMorgan Chase & Co. 0.600% 11/15/39 (a)	14,500,000	14,500,000
Series 2008 B, LOC: JPMorgan Chase & Co. 0.600% 11/15/39 (a)	15,000,000	15,000,000
OH Salem Civic Facility Revenue
Series 2001, LOC: National City Bank 0.650% 06/01/27 (a)	8,115,000	8,115,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital, Series 2006, LOC: Fifth Third Bank 2.670% 02/01/30 (a)	16,560,000	16,560,000
OH Stark County Port Authority Revenue
Series 2001, LOC: JPMorgan Chase & Co. 1.080% 12/01/22 (a)	3,440,000	3,440,000

	Par ($)	Value ($)
OH State
Capital University, Series 2006, LOC: National City Bank 0.600% 12/01/31 (a)	29,530,000	29,530,000
OH University
0.300% 03/05/09	30,000,000	30,000,000
OH Water Development Authority
Firstenergy Nuclear Generation, Series 2005 B, LOC: Barclays Bank PLC 0.500% 01/01/34 (a)	7,215,000	7,215,000
OH Zanesville Muskingum County
Grove City Church, Series 2006, LOC: National City Bank 0.650% 02/01/24 (a)	7,630,000	7,630,000
Ohio Total		558,345,000
Oklahoma – 0.1%
OK Grand River Dam Authority
Series 2008 A, SPA: Citibank N.A. 0.740% 06/01/33 (a)(c)	12,000,000	12,000,000
OK Industries Authority
Amateur Softball Association, Series 2002, LOC: Bank One Oklahoma N.A. 1.130% 06/01/14 (a)	885,000	885,000
OK Water Resource Board
Series 1995, SPA: State Street Bank & Trust Co. 1.650% 09/01/24 (a)	6,255,000	6,255,000
Oklahoma Total		19,140,000
Oregon – 0.2%
OR Clackamas County Health Facility
Legacy Health System, Series 2008 B, LOC: U.S. Bank N.A. 0.550% 06/01/37 (a)	13,700,000	13,700,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Salem Hospital Facility Authority
Salem Hospital: Series 2008 B, LOC: U.S. Bank N.A. 0.500% 08/15/34 (a)	10,000,000	10,000,000
Series 2008 C, LOC: Allied Irish Bank PLC 0.800% 08/15/36 (a)	8,750,000	8,750,000
Oregon Total		32,450,000
Pennsylvania – 5.6%
PA Adams County Industrial Development Authority Revenue
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.680% 06/01/32 (a)	9,995,000	9,995,000
Gettysburg College, Series 2008 B, LOC: JPMorgan Chase Bank 0.600% 08/15/28 (a)	6,030,000	6,030,000
PA Allegheny County Higher Education Building Authority
Series 2002, LOC: National City Bank of Pennsylvania 0.600% 04/01/32 (a)	8,890,000	8,890,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.600% 05/01/26 (a)	22,000,000	22,000,000
University of Pittsburgh Medical Center: Series 2005 B-1, 0.820% 12/01/16 (b)	26,566,000	26,566,000
Series 2005 B-2, 0.820% 12/01/35 (b)	20,710,928	20,710,928
Series 2008 A, 5.000% 09/01/09	6,710,000	6,817,192
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.630% 06/01/22 (a)	2,430,000	2,430,000
PA Beaver County Industrial Development Authority
Firstenergy Generation, Series 2006 B, LOC: Royal Bank of Scotland 0.600% 12/01/41 (a)	60,500,000	60,500,000

	Par ($)	Value ($)
PA Bucks County Industrial Development Authority
Grand View Hospital: Series 2008 A, LOC: TD Bank N.A. 0.520% 07/01/34 (a)	7,000,000	7,000,000
Series 2008 B, LOC: PNC Bank N.A. 0.600% 07/01/39 (a)	8,825,000	8,825,000
PA Butler County General Authority Revenue
Series 2008 A, LIQ FAC: Societe Generale 0.670% 10/01/34 (a)	5,090,000	5,090,000
PA Cambria County Industrial Development Authority
American National Red Cross, Series 2008, LOC: JPMorgan Chase Bank 0.600% 09/01/34 (a)	4,500,000	4,500,000
PA Delaware County Industrial Development Authority
United Parcel Service, Series 1985, 0.450% 12/01/15 (b)	10,000,000	10,000,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.650% 10/01/18 (a)	5,200,000	5,200,000
0.750% 08/15/30 (a)	5,050,000	5,050,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.500% 03/01/24 (a)	3,400,000	3,400,000
Series 1989 H-19, LOC: U.S. Bank N.A. 0.500% 03/01/24 (a)	20,000,000	20,000,000
Series 1989, LOC: U.S. Bank N.A. 0.500% 03/01/24 (a)	7,500,000	7,500,000
Series 1999 E-22 LOC: U.S. Bank N.A. 0.500% 03/01/24 (a)	5,850,000	5,850,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.500% 03/01/24 (a)	6,000,000	6,000,000
PA Grove City Area Hospital Authority
John XXIII Home, Series 2000, LOC: Allied Irish Bank PLC 1.350% 02/01/30 (a)	5,180,000	5,180,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.580% 03/01/30 (a)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Mount Aloysius College, Series 2003, LOC: PNC Bank N.A. 0.630% 05/01/28 (a)	5,100,000	5,100,000
Series 2005, LOC: Sovereign Bank, LOC: Unicredito Italiano SPA 0.690% 11/01/36 (a)	11,475,000	11,475,000
PA Lancaster Industrial Development Authority
United Zion Retirement Community, Series 2005, LOC: Citizens Bank of Pennsylvania 0.900% 03/01/24 (a)	5,050,000	5,050,000
PA Philadelphia Authority for Industrial Development
Evangelical Manor, Series 2008, LOC: Citizens Bank N.A. 0.660% 10/01/38 (a)	5,000,000	5,000,000
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.600% 03/01/26 (a)	19,495,000	19,495,000
PA Philadelphia Gas Works
0.900% 03/12/09	61,000,000	61,000,000
PA Philadelphia School District
Series 2008 D-1, LOC: PNC Bank N.A. 0.600% 09/01/21 (a)	19,910,000	19,910,000
PA Pittsburgh Urban Redevelopment Authority
Series 2001 B, GIC: Trinity Funding Co. LLC 1.130% 06/01/31 (a)	8,487,000	8,487,000
Series 2008 B, SPA: Dexia Bank 1.900% 09/01/39 (a)	143,995,000	143,995,000
Series 2008 C-1, SPA: Dexia Bank 2.150% 09/01/35 (a)	9,000,000	9,000,000
Series 2008 C-2, SPA: JPMorgan Chase Bank 0.900% 09/01/35 (a)	25,940,000	25,940,000

	Par ($)	Value ($)
PA Public School Building Authority
Series 2009 A, LOC: PNC Bank N.A. 0.600% 05/15/20 (a)	15,115,000	15,115,000
Series 2009 B, LOC: PNC Bank N.A. 0.600% 08/01/30 (a)	9,850,000	9,850,000
PA Quakertown General Authority Revenue
Series 2008, 1.650% 07/01/34 (b)	22,000,000	22,000,000
PA RBC Municipal Products, Inc. Trust
Series 2007, LOC: Royal Bank of Canada 0.640% 10/15/32 (a)	19,995,000	19,995,000
Series 2008 C-13, LOC: Royal Bank of Canada 0.700% 11/01/11 (a)(c)	10,000,000	10,000,000
Series 2008 E-11, LOC: Royal Bank of Canada 0.700% 12/01/11 (a)(c)	20,000,000	20,000,000
PA Redevelopment Authority
Series 2006, LIQ FAC: Goldman Sachs 1.200% 12/01/26 (a)	20,395,000	20,395,000
PA Southcentral General Authority
York Hospital: Series 2008 B, LOC: Citizens Bank of PA 0.620% 06/01/37 (a)	6,200,000	6,200,000
Series 2008 D, LOC: SunTrust Bank 0.590% 06/01/35 (a)	9,300,000	9,300,000
PA Turnpike Commission
Series 2008 A-1, SPA: JPMorgan Chase Bank 0.720% 12/01/22 (a)	32,860,000	32,860,000
PA University of Pittsburgh
Series 2000 A, 2.500% 09/15/09	11,000,000	11,097,690
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home, Series 2006 S, LOC: PNC Bank N.A. 0.570% 01/01/37 (a)	4,300,000	4,300,000
Pennsylvania Total		757,098,810

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Puerto Rico – 2.0%
PR BB&T Municipal Trust
Series 2007 06, LOC: Branch Banking & Trust Co. 0.570% 07/01/32 (a)	20,915,000	20,915,000
Series 2007, LOC: Branch Banking & Trust Co. 0.580% 07/01/28 (a)	12,545,000	12,545,000
PR Electric Power Authority
Series 2008, GTY AGMT: Citibank N.A. 0.690% 09/03/09 (d)	163,680,000	163,680,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008, GTY AGMT: Citigroup Financial Products 2.240% 08/29/09 (d)	59,300,000	59,300,000
PR Sales Tax Financing Corp.
Series 2009, LIQ FAC: Citibank N.A. 0.740% 08/01/54 (a)(c)	14,360,000	14,360,000
Puerto Rico Total		270,800,000
Rhode Island – 0.2%
RI Health & Educational Building Corp.
Ocean State Assisted, Series 2001, LOC: Bank of New York 0.750% 07/01/31 (a)	9,715,000	9,715,000
Series 2008, LOC: Citizens N.A. 0.700% 03/01/34 (a)	16,120,000	16,120,000
Rhode Island Total		25,835,000
South Carolina – 1.9%
SC BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust Co. 0.670% 04/30/16 (a)	24,995,000	24,995,000
SC Eclipse Funding Trust
Series 2007, GTY AGMT: U.S. Bank N.A. 0.530% 10/01/32 (a)	25,060,000	25,060,000

	Par ($)	Value ($)
SC Greenville County Industrial Revenue
Edgecomb Metals Co., Series 1984, LOC: Wells Fargo Bank N.A. 0.580% 07/01/14 (a)	3,800,000	3,800,000
SC Greenville Hospital System Board
GHS Partners in Health, Series 2008 B, LOC: SunTrust Bank: 0.480% 05/01/33	4,500,000	4,500,000
0.570% 05/01/33 (e)	11,300,000	11,300,000
SC Jobs Economic Development Authority
Anderson Area YMCA, Series 1999, LOC: Branch Banking & Trust Co. 0.680% 11/01/24 (a)	3,080,000	3,080,000
Carealliance Health Services: Series 2007 A, 5.000% 08/15/09	3,600,000	3,653,522
Series 2007 B, LOC: Wachovia Bank N.A. 0.550% 08/15/37 (a)	30,000,000	30,000,000
Health Care Facilities Revenue: Baptist Ministries, Inc., Series 2000, LOC: National Bank of South Carolina 1.570% 07/01/20 (a)	5,200,000	5,200,000
Carolina Village, Inc., Series 2000, LOC: Branch Banking & Trust Co. 0.680% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue, Sisters of Charity Hospitals, Series 2002, LOC: Wachovia Bank N.A. 0.620% 11/01/32 (a)	100,000	100,000
Spartanburg YMCA, Series 1996, LOC: Branch Banking & Trust Co. 0.680% 06/01/18 (a)	2,185,000	2,185,000
SC JPMorgan Chase Putters/Drivers Trust
Series 2008 3253, LIQ FAC: JPMorgan Chase & Co. 0.600% 01/15/10 (c)(d)	10,105,000	10,105,000
SC Public Services
0.400% 03/11/09	12,000,000	12,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, GTY AGMT: FHLMC 0.900% 03/01/49 (a)	11,440,000	11,440,000
SC York County
National Rural Utilities Cooperative Financial: Series 2008 B2, SPA: National Rural Utilities Financial 5.250% 09/15/24 (a)	25,000,000	25,000,000
Series 2008 B3, SPA: National Rural Utilities Financial 5.250% 09/15/24 (a)	29,400,000	29,400,000
Series 2008, SPA: National Rural Utilities Financial 5.250% 09/15/24 (a)	35,000,000	35,000,000
South Carolina Total		250,068,522
South Dakota – 0.2%
SD Housing Development Authority
Series 2008 H, 2.500% 01/04/10	20,000,000	20,225,966
South Dakota Total		20,225,966
Tennessee – 2.5%
TN BB&T Municipal Trust
Series 2007 2059, LOC: Branch Banking & Trust Co. 0.620% 04/01/42 (a)	15,940,000	15,940,000
TN Blount County Public Building Authority
Series 2008 E-1-A, LOC: SunTrust Bank 0.600% 06/01/37 (a)	24,000,000	24,000,000
Series 2008 E-2-A, LOC: SunTrust Bank 0.600% 06/01/31 (a)	15,200,000	15,200,000
Series 2009 E7Z, LOC: Branch Banking & Trust Co. 0.680% 06/01/39 (a)	5,500,000	5,500,000
TN Clarksville Public Building Authority
Series 2008, LOC: SunTrust Bank 0.620% 07/01/24 (a)	12,755,000	12,755,000
TN Energy Acquisition Corp.
Series 2006, GTY AGMT: Goldman Sachs 1.170% 09/01/26 (a)	50,399,689	50,399,689

	Par ($)	Value ($)
Series 2007, LOC: Branch Banking & Trust Co. 0.620% 02/01/27 (a)	25,750,000	25,750,000
TN Knox County Health, Educational & Housing Facilities Board
ParkWest Medical Center, Series 2006 B4, LOC: SunTrust Bank 0.600% 01/01/46 (a)	6,000,000	6,000,000
TN Memphis Health, Educational & Housing Facility Board
Series 2008 36G, GTY AGMT: Goldman Sachs 1.170% 08/01/48 (a)	3,960,044	3,960,044
TN Metropolitan Government Nashville & Davidson County
0.300% 03/11/09	15,000,000	15,000,000
0.400% 03/11/09	26,030,000	26,030,000
0.750% 03/02/09	25,000,000	25,000,000
TN Oak Ridge Industrial Development Board
ORAU Foundation, Series 2007, LOC: Allied Irish Bank PLC 1.080% 09/01/38 (a)	28,000,000	28,000,000
TN SCA Tax-Exempt Trust
Series 2005, Insured: FSA, SPA: Merrill Lynch Capital Services 1.480% 01/01/30 (a)(g)	12,115,000	12,115,000
TN Sevier County Public Building Authority
Series 2008 VII-B-1, LOC: Allied Irish Bank PLC 1.500% 06/01/32 (a)	9,135,000	9,135,000
Series 2008 VII-C-1, LOC: Allied Irish Bank PLC 1.500% 06/01/30 (a)	9,470,000	9,470,000
TN Shelby County Health, Educational & Housing Facilities Board
Gateway Willowbrook LLC, Series 2007 A-1, Guarantor: FNMA, LIQ FAC: FNMA 0.620% 12/15/37 (a)	8,310,000	8,310,000
Memphis University School Project, Series 2002, LOC: SunTrust Bank 0.820% 10/01/22 (a)	4,470,000	4,470,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Shelby County
Series 2006, 0.500% 03/01/31 (b)	10,500,000	10,500,000
TN State
0.400% 03/09/09	24,000,000	24,000,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church, Series 2004, LOC: SunTrust Bank 0.670% 07/01/24 (a)	2,050,000	2,050,000
Tennessee Total		333,584,733
Texas – 10.5%
TX A&M Board of Regents
0.450% 04/06/09	20,000,000	20,000,000
TX Affordable Housing Corp.
Multi-Family Housing Revenue, Series 2006, LOC: Branch Banking & Trust Co. 0.620% 03/01/32 (a)	51,779,752	51,779,752
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School, Series 2003, LOC: Allied Irish Bank PLC 1.080% 12/01/33 (a)	5,080,000	5,080,000
TX Austin Convention Enterprises, Inc.
Series 2006 A, LIQ FAC: Citibank N.A. 0.750% 01/01/34 (a)	7,670,000	7,670,000
TX Austin Water & Wastewater Systems Revenue
Series 2008, LOC: Dexia Credit Local 1.250% 05/15/31 (a)	108,800,000	108,800,000
TX BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co.: 0.580% 12/01/21 (a)	14,765,000	14,765,000
0.580% 12/15/26 (a)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue: Series 1996, LOC: Northern Trust Co. 0.760% 06/01/28 (a)	10,375,000	10,375,000

	Par ($)	Value ($)
Series 2006, GTY AGMT: Citigroup Financial Products 1.270% 06/01/41 (a)	18,315,000	18,315,000
TX Brazos County Health Facility Development Corp.
Series 2005, GTY AGMT: Lloyds TSB Bank PLC 0.680% 01/01/19 (a)	25,285,000	25,285,000
TX Cypress Fairbanks Independent School District
Series 2002, SPA: BNP Paribas 1.800% 02/15/24 (a)	8,150,000	8,150,000
TX Department of Housing & Community Affairs
Series 2005, LIQ FAC: FHLMC 0.880% 03/01/36 (a)	8,485,000	8,485,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007: GTY AGMT: Deutsche Bank AG 0.650% 08/15/29 (a)	35,630,000	35,630,000
LIQ FAC: Deutsche Bank AG 0.750% 12/01/28 (a)	2,475,000	2,475,000
Series 2008: GTY AGMT: Deutsche Bank AG: 0.620% 11/15/25 (a)	13,100,000	13,100,000
0.620% 02/15/27 (a)	37,980,000	37,980,000
LIQ FAC: Deutsche Bank AG: 0.620% 02/15/28 (a)	11,485,000	11,485,000
0.620% 02/01/32 (a)	16,745,000	16,745,000
0.620% 02/15/37 (a)	7,780,000	7,780,000
0.620% 02/15/38 (a)	3,520,000	3,520,000
SPA: Deutsche Bank AG 0.620% 03/15/38 (a)	8,675,000	8,675,000
TX Ector County Independent School District
Series 2008 A, LIQ FAC: Citigroup Financial Products 0.670% 08/15/21 (a)	8,650,000	8,650,000
TX Grand Prairie Housing Finance Corp.
Series 1993, GTY AGMT: General Electric Capital Corp. 0.500% 06/01/10 (a)	11,000,000	11,000,000
Windbridge Grand Prairie, Series 1993, GTY AGMT: General Electric Capital Corp. 0.500% 06/01/10 (a)	9,000,000	9,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Grapevine Industrial Development Corp.
Series 1993, LOC: Bank One Texas N.A. 0.600% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System, Series 2004, LOC: KBC Bank N.V. 0.670% 10/01/15 (a)	20,115,000	20,115,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.770% 02/15/23 (a)	4,875,000	4,875,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC:FNMA 0.770% 02/15/23 (a)	2,500,000	2,500,000
TX Harris County
0.300% 03/11/09	15,070,000	15,070,000
TX Harris County Cultural Education Facilities Finance Corp.
Medical Center: Series 2008 A, LOC: JPMorgan Chase Bank 0.600% 09/01/31 (a)	6,300,000	6,300,000
Series 2008 B1, LOC: JPMorgan Chase Bank 0.600% 09/01/31 (a)	5,750,000	5,750,000
Series 2008 B2, LOC: Compass Bank 0.530% 09/01/31 (a)	4,850,000	4,850,000
Memorial Hermann Healthcare: Series 2008 D1, LOC: JPMorgan Chase Bank 0.570% 06/01/29 (a)	8,200,000	8,200,000
Series 2008 D2, LOC: AIB Group 1.400% 06/01/29 (a)	6,000,000	6,000,000
TX Harris County Flood Control District
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.600% 10/01/14 (a)	2,960,000	2,960,000

	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine: Series 2007 B, LOC: JPMorgan Chase Bank 0.600% 11/15/47 (a)	48,500,000	48,500,000
Series 2008 A, LOC: Compass Bank 0.580% 11/15/47 (a)	13,100,000	13,100,000
TX Harris County
Series 2008 A, LOC: Societe Generale 0.670% 08/15/35 (a)	12,640,000	12,640,000
TX Hockley County Industrial Development Corp.
Amoco Oil Co.: Series 1983, 1.700% 03/01/14 (b)	31,000,000	31,000,000
Series 1985, 2.700% 11/01/19 (b)	19,300,000	19,300,000
TX Houston
0.600% 03/10/09	28,500,000	28,500,000
TX Houston Higher Education Finance Corp.
William Marsh Rice University, Series 1999 A, Pre-refunded 11/15/09, 5.375% 11/15/29	12,625,000	13,143,537
TX Houston Housing Finance Corp.
Series 2007, LIQ FAC: Citibank N.A. 0.720% 05/01/33 (a)	9,030,000	9,030,000
TX Houston Water & Sewer Systems Revenue
Series 2006, GTY AGMT: Dexia Credit Local 3.050% 12/01/24 (a)	9,245,000	9,245,000
Series 2008, LIQ FAC: JPMorgan Chase & Co. 0.720% 04/23/20 (a)	9,990,000	9,990,000
TX Hunt Memorial Hospital District
Presbyterian Hospital of Greenville, Series 1998, Insured: FSA, SPA: Chase Bank of Texas N.A. 4.000% 08/15/17 (a)	8,570,000	8,570,000
TX JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.600% 04/01/15 (a)(c)	8,050,000	8,050,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Klein Independent School District
Series 2006, LOC: Wells Fargo Bank N.A. 0.620% 08/01/31 (a)	12,825,000	12,825,000
TX Leander Independent School District
Series 2008, LIQ FAC: Citibank N.A. 0.620% 08/15/32 (a)	10,790,000	10,790,000
TX Lewisville Independent School District
Series 1997, Pre-refunded 08/15/09, 5.000% 08/15/18	8,500,000	8,627,489
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp., Series 2001 A, 0.450% 11/01/29 (b)	8,600,000	8,600,000
TX North Central Health Facility Development Corp.
Baylor Health Care System, Series 1995, Escrow to Maturity, 6.250% 05/15/09	9,500,000	9,579,731
TX Northside Independent School District
Series 2007 A, SPA: State Street Bank & Trust Co. 3.780% 06/01/37 (a)	8,000,000	8,036,352
TX Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.900% 07/01/45 (a)	10,345,000	10,345,000
Series 2008, GTY AGMT: FHLMC 0.900% 02/01/46 (a)	12,170,000	12,170,000
TX Round Rock Independent School District
Series 2007, Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.660% 08/01/32 (a)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project, Series 2001, LOC: Bank One N.A. 0.630% 12/01/21 (a)	6,520,000	6,520,000

	Par ($)	Value ($)
TX State
Series 2006 A, LIQ FAC: Citibank N.A. 0.690% 04/01/33 (a)	27,940,000	27,940,000
Series 2007 A: LIQ FAC: Citibank N.A. 0.670% 04/01/37 (a)	75,000,000	75,000,000
LIQ FAC: Societe Generale 0.670% 04/01/37 (a)	35,000,000	35,000,000
Series 2007, LIQ FAC: Citibank N.A. 0.670% 04/01/37 (a)	59,935,000	59,935,000
Series 2008: 3.000% 08/28/09	200,000,000	201,160,559
LIQ FAC: JPMorgan Chase Bank 0.600% 04/01/15 (a)	4,250,000	4,250,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Health Resources: Series 2008 A, 0.400% 11/15/33 (b)	8,500,000	8,500,000
Series 2008 F, SPA: Compass Bank 0.400% 11/15/33 (a)	10,775,000	10,775,000
Methodist Hospitals of Dallas, Series 2008 A, LOC: JPMorgan Chase 0.470% 10/01/41 (a)	59,800,000	59,800,000
Series 2008 C, LOC: Compass Bank 0.480% 08/15/46 (a)	9,400,000	9,400,000
Valley Baptist Medical Center, Series 2007, LOC: JPMorgan Chase Bank 0.700% 09/01/30 (a)	10,800,000	10,800,000
TX University
0.450% 04/03/09	21,700,000	21,700,000
0.500% 05/27/09	10,000,000	10,000,000
Series 2007, LIQ FAC: Citibank N.A. 0.680% 07/01/35 (a)	3,580,000	3,580,000
Series 2008 A, 0.380% 07/01/37 (b)	16,770,000	16,770,000
Texas Total		1,404,327,420

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utah – 0.5%
UT Board of Regents
Series 2008, LOC: Wells Fargo Bank N.A. 0.350% 08/01/31 (a)	3,100,000	3,100,000
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc., Series 1997 A, LIQ FAC: FNMA, 0.770% 08/15/39 (b)	4,240,000	4,240,000
UT Intermountain Power Agency
0.300% 03/11/09	29,900,000	29,900,000
0.450% 03/04/09	16,300,000	16,300,000
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 3.050% 06/15/31 (a)	5,205,000	5,205,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC, Series 2002, LOC: JPMorgan Chase Bank 0.790% 08/01/11 (a)	1,000,000	1,000,000
UT Weber County Housing Authority
Series 2001, Guarantor: FNMA, 0.770% 11/01/39 (a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
Johnson Matthey, Inc., Series 1987, LOC: HSBC Bank USA N.A. 0.700% 12/01/11 (a)	1,000,000	1,000,000
Utah Total		63,375,000
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care, Series 2008 A, LOC: TD BankNorth N.A. 0.550% 12/01/30 (a)	9,115,000	9,115,000
Vermont Total		9,115,000
Virginia – 2.2%
VA Albermarle County Economic Development Authority
Series 2008 B, LOC: Branch Banking & Trust Co. 0.650% 10/01/48 (a)	19,585,000	19,585,000

	Par ($)	Value ($)
St. Anne's Belfield, Inc., Series 2008, LOC: SunTrust Bank 0.620% 12/01/35 (a)	6,000,000	6,000,000
VA Alexandria Industrial Development Authority
American Society Clinical Center, Series 2008 B, LOC: SunTrust Bank 0.820% 10/01/43 (a)	15,025,000	15,025,000
VA BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust Co. 0.670% 06/15/15 (a)	37,995,000	37,995,000
VA Chesapeake Bay Bridge & Tunnel District
Series 2008 A, LOC: Branch Banking & Trust Co. 0.630% 05/28/21 (a)	6,500,000	6,500,000
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, LIQ FAC: FNMA 0.800% 01/15/41 (a)	18,625,000	18,625,000
VA Commonwealth University Health Systems Authority Revenue
Series 2008 D, LOC: Branch Banking & Trust Co. 0.600% 07/01/37 (a)	10,000,000	10,000,000
VA Hanover County Economic Development Authority
Bon-Secours-Maria Manor, Series 2008 D2, LOC: U.S. Bank N.A. 0.540% 11/01/25 (a)	6,880,000	6,880,000
VA Hanover County Industrial Development Authority
Covenant Woods, Series 1999, LOC: Branch Banking & Trust Co. 0.680% 07/01/29 (a)	4,265,000	4,265,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006, LIQ FAC: FHLMC 0.780% 02/01/26 (a)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
Lewiston Community Center, Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 03/01/27 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Loudoun County Industrial Development Authority Revenue
Howard Hughes Medical, Series 2003 A, 0.400% 02/15/38 (b)	4,300,000	4,300,000
VA Lynchburg Industrial Development Authority
Centra Health, Inc., Series 2004 A, LOC: SunTrust Bank 0.620% 01/01/28 (a)	7,535,000	7,535,000
VA Public Building Authority
Series 2005 D, SPA: Dexia Credit Local 1.580% 08/01/25 (a)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.630% 10/01/36 (a)	18,025,000	18,025,000
VA Richmond Industrial Development Authority
Church Schools in The Diocese of Virginia, Series 2005, LOC: SunTrust Bank 0.620% 05/01/35 (a)	12,960,000	12,960,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian, Series 2003, LOC: Branch Banking & Trust Co. 0.680% 12/01/33 (a)	10,730,000	10,730,000
VA State
Series 2008 B, 4.000% 06/01/09	18,285,000	18,419,220
VA Suffolk Economic Development Authority Hospital Facilities Revenue
Series 2008, LIQ FAC: Citigroup Financial Products, Inc. 1.130% 11/01/35 (a)	53,500,000	53,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust Co. 0.680% 01/01/35 (a)	2,900,000	2,900,000
Virginia Total		300,194,220

	Par ($)	Value ($)
Washington – 1.3%
WA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust Co. 0.580% 06/01/17 (a)	16,275,000	16,275,000
WA Deutsche Bank Spears/Lifers Trust
Series 2008, LIQ FAC: Deutsche Bank AG: 0.620% 01/01/28 (a)	7,105,000	7,105,000
0.620% 01/01/30 (a)	9,890,000	9,890,000
WA Eclipse Funding Trust
Series 2007, LIQ FAC: U.S. Bank N.A. 0.570% 12/01/31 (a)	3,385,000	3,385,000
WA Energy Northwest
Series 2008 A, LIQ FAC: Citigroup Financial Products 1.340% 07/01/18 (a)	8,915,000	8,915,000
WA Health Care Facilities Authority
Multicare Health System, Series 2007 C, Insured: FSA, SPA: U.S. Bank N.A. 0.900% 08/15/41 (a)	17,780,000	17,780,000
Seattle Cancer Care, Series 2005, LOC: KeyBank N.A. 0.750% 03/01/35 (a)	15,800,000	15,800,000
Southwest Medical Center, Series 2008, LOC: Allied Irish Bank PLC 1.250% 09/01/34 (a)	4,750,000	4,750,000
WA Housing Finance Commission
Seattle Art Museum, Series 2005, LOC: Allied Irish Banks PLC 0.570% 07/01/33 (a)	10,200,000	10,200,000
Series 1988, LOC: Harris Trust & Savings Bank 0.700% 01/01/10 (d)	11,800,000	11,800,000
Series 2008 B, LIQ FAC: FHLMC 0.670% 12/01/41 (a)	7,500,000	7,500,000
Series 2008: GTY AMGT: Citigroup Financial Products 1.270% 07/01/40 (a)	18,810,000	18,810,000
LOC: KeyBank N.A. 0.750% 04/01/43 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.600% 10/01/16 (a)(c)	7,505,000	7,505,000
WA King County
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.600% 01/01/16 (a)	5,700,000	5,700,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.670% 05/01/19 (a)	2,030,000	2,030,000
WA Seattle
Series 2004, 5.000% 01/01/10	3,165,000	3,270,101
WA State
Series 2000, Pre-refunded 07/01/09, 5.625% 07/01/17	7,405,000	7,503,604
Series 2006, LOC: Wells Fargo Bank N.A. 0.640% 12/01/29 (a)	11,680,000	11,680,000
Series 2008, LIQ FAC: Citibank N.A. 0.700% 01/01/33 (a)(c)	2,890,000	2,890,000
Washington Total		176,788,705
West Virginia – 0.2%
WV Brooke County Commission
Series 2008, LOC: PNC Bank N.A. 0.600% 12/01/37 (a)	4,100,000	4,100,000
WV Hospital Finance Authority
Cable Huntington Hospital, Series 2008 A, LOC: Branch Banking & Trust Co. 0.650% 01/01/34 (a)	15,000,000	15,000,000
West Virginia University Hospital: Series 2008 B, LOC: JPMorgan Chase Bank 0.650% 06/01/41 (a)	3,000,000	3,000,000
Series 2009 A, LOC: Branch Banking & Trust Co. 0.650% 06/01/33 (a)	7,590,000	7,590,000
West Virginia Total		29,690,000

	Par ($)	Value ($)
Wisconsin – 1.3%
WI Appleton Industrial Development Revenue
Appleton Center Associates, Series 1994, LOC: U.S. Bank N.A. 0.670% 12/15/09 (d)	1,800,000	1,800,000
WI City of Milwaukee
0.700% 03/05/09	16,000,000	16,000,000
WI Health & Educational Facilities Authority
Aurora St. Luke's Medical Center, Series 1987, LOC: Kredietbank N.V. 0.630% 12/01/17 (a)	23,100,000	23,100,000
WI Milwaukee
Series 2008, 3.000% 09/03/09	60,000,000	60,418,116
WI State
Series 2008, LIQ FAC: JPMorgan Chase & Co. 0.720% 06/15/10 (a)	13,710,000	13,710,000
WI Transportation
0.550% 03/06/09	11,371,000	11,371,000
0.550% 04/03/09	37,149,000	37,149,000
0.550% 05/11/09	6,000,000	6,000,000
WI University Hospitals & Clinics Authority
Series 2008 B, LOC: U.S. Bank N.A. 0.600% 04/01/34 (a)	5,800,000	5,800,000
Wisconsin Total		175,348,116
Wyoming – 0.1%
WY Lincoln County Pollution Control Revenue
BP Amoco PLC, Series 1983, 1.650% 10/01/12 (b)	15,200,000	15,200,000
Wyoming Total		15,200,000
Total Municipal Bonds (cost of $12,852,299,742)		12,852,299,742

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Commercial Paper – 0.3%
	Par ($)	Value ($)
MA State
1.000% 03/12/09	22,000,000	22,000,000
WI Health & Educational Facilities Authority
0.900% 04/06/09	10,000,000	10,000,000
1.000% 05/18/09	15,000,000	15,000,000
Total Commercial Paper (cost of $47,000,000)		47,000,000
Short-Term Obligation – 1.5%
U.S. Government Agency – 1.5%
Federal Home Loan Bank
0.120% 03/02/09 (f)	200,545,000	200,544,331
Total Short-Term Obligation (cost of $200,544,331)		200,544,331
Total Investments – 97.5% (cost of $13,099,844,073) (i)		13,099,844,073
Other Assets & Liabilities, Net – 2.5%		330,237,724
Net Assets – 100.0%		13,430,081,797

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2009.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2009.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $320,225,000, which represents 2.4% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(e)  Security purchased on a delayed delivery basis.

(f)  The rate shown represents the discount rate at the date of purchase.

(g)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(h)  LaSalle National Bank is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(i)  Cost for federal income tax purposes is $13,099,844,073.

Acronym	Name
ALF	Assisted Living Facility
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	13,099,844,073
	Receivable for:
	Investments sold	349,402,977
	Fund shares sold	11,411
	Interest	39,539,730
	Expense reimbursement due from investment advisor	38,831
	Trustees' deferred compensation plan	74,850
	Other assets	843,087
	Total Assets	13,489,754,959
Liabilities	Payable to custodian bank	380,621
	Payable for:
	Investments purchased	44,650,211
	Investments purchased on a delayed delivery basis	4,500,000
	Fund shares repurchased	690,944
	Distributions	6,301,450
	Investment advisory fee	1,569,009
	Administration fee	407,293
	Transfer agent fee	52,182
	Trustees' fees	84,014
	Pricing and bookkeeping fees	52,877
	Custody fee	39,858
	Distribution and service fees	118,515
	Shareholder administration fee	649,944
	Chief compliance officer expenses	393
	Trustees' deferred compensation plan	74,850
	Other liabilities	101,001
	Total Liabilities	59,673,162
	Net Assets	13,430,081,797
Net Assets Consist of	Paid-in capital	13,429,502,482
	Undistributed net investment income	496,323
	Accumulated net realized gain	82,992
	Net Assets	13,430,081,797

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$3,743,819,167
	Shares outstanding	3,743,743,685
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$7,996,384,990
	Shares outstanding	7,996,227,346
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$82,911,850
	Shares outstanding	82,910,316
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$186,963,273
	Shares outstanding	186,959,545
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$14,873,722
	Shares outstanding	14,873,421
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$117,821,878
	Shares outstanding	117,819,512
	Net asset value per share	$1.00
Class A Shares	Net assets	$37,091,782
	Shares outstanding	37,091,029
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$493,684,768
	Shares outstanding	493,674,928
	Net asset value per share	$1.00
Retail A Shares	Net assets	$12,814,507
	Shares outstanding	12,814,248
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$743,715,860
	Shares outstanding	743,700,742
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Reserves

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	124,125,018
Expenses	Investment advisory fee	9,399,821
	Administration fee	5,569,893
	Distribution fee:
	Daily Class Shares	228,468
	Investor Class Shares	7,922
	Class A Shares	17,811
	Service fee:
	Liquidity Class Shares	92,862
	Adviser Class Shares	180,587
	Daily Class Shares	163,192
	Investor Class Shares	19,804
	Class A Shares	44,528
	Retail A Shares	6,199
	Shareholder administration fee:
	Class A Shares	17,811
	Trust Class Shares	3,851,938
	Institutional Class Shares	92,921
	Transfer agent fee	247,714
	Pricing and bookkeeping fees	172,014
	Trustees' fees	2,475
	Custody fee	163,744
	Chief compliance officer expenses	2,157
	Treasury temporary guarantee program fee	1,999,626
	Other expenses	239,255
	Total Expenses	22,520,742
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,133,274)
	Fees waived by shareholder service provider—Liquidity Class Shares	(37,145)
	Expense reductions	(130,705)
	Net Expenses	19,219,618
	Net Investment Income	104,905,400
	Net realized gain on investments	92,977
	Net Increase Resulting from Operations	104,998,377

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	104,905,400	202,957,749
	Net realized gain on investments	92,977	328,299
	Net increase resulting from operations	104,998,377	203,286,048
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(28,308,944)	(55,784,436)
	Trust Class Shares	(63,384,080)	(112,396,546)
	Liquidity Class Shares	(613,064)	(2,062,788)
	Adviser Class Shares	(995,371)	(1,846,850)
	Investor Class Shares	(107,836)	(117,453)
	Daily Class Shares	(717,812)	(1,117,697)
	Class A Shares	(222,943)	(409,266)
	Institutional Class Shares	(3,893,072)	(9,607,275)
	Retail A Shares	(120,943)	(394,093)
	G-Trust Shares	(6,541,615)	(19,223,973)
	Total distributions to shareholders	(104,905,680)	(202,960,377)
	Net Capital Stock Transactions	2,476,227,659	4,611,932,794
	Total increase in net assets	2,476,320,356	4,612,258,465
Net Assets	Beginning of period	10,953,761,441	6,341,502,976
	End of period	13,430,081,797	10,953,761,441
	Undistributed net investment income at end of period	496,323	496,603

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	4,784,710,327	4,784,710,327	9,809,228,778	9,809,228,778
Distributions reinvested	11,579,514	11,579,514	23,677,640	23,677,640
Redemptions	(3,803,061,807)	(3,803,061,807)	(8,960,119,228)	(8,960,119,228)
Net increase	993,228,034	993,228,034	872,787,190	872,787,190
Trust Class Shares
Subscriptions	3,784,245,585	3,784,245,585	6,732,086,329	6,732,086,430
Proceeds received in connection with merger	—	—	2,223,959,222	2,223,903,023
Distributions reinvested	655,846	655,846	1,166,840	1,166,840
Redemptions	(2,474,802,163)	(2,474,802,163)	(5,502,389,315)	(5,502,389,315)
Net increase	1,310,099,268	1,310,099,268	3,454,823,076	3,454,766,978
Liquidity Class Shares
Subscriptions	53,723,244	53,723,244	104,726,927	104,726,927
Distributions reinvested	613,025	613,025	2,042,866	2,042,866
Redemptions	(48,594,213)	(48,594,213)	(116,525,248)	(116,525,248)
Net increase (decrease)	5,742,056	5,742,056	(9,755,455)	(9,755,455)
Adviser Class Shares
Subscriptions	364,042,448	364,042,448	278,140,471	278,140,471
Distributions reinvested	854,049	854,049	1,806,820	1,806,820
Redemptions	(288,903,798)	(288,903,798)	(260,690,696)	(260,690,696)
Net increase	75,992,699	75,992,699	19,256,595	19,256,595
Investor Class Shares
Subscriptions	9,281,723	9,281,723	19,443,247	19,458,747
Distributions reinvested	104,563	104,563	104,754	104,754
Redemptions	(7,726,594)	(7,726,594)	(10,530,432)	(10,530,432)
Net increase	1,659,692	1,659,692	9,017,569	9,033,069
Daily Class Shares
Subscriptions	187,071,300	187,071,300	242,185,188	242,185,188
Distributions reinvested	717,812	717,812	1,117,637	1,117,637
Redemptions	(165,196,539)	(165,196,539)	(177,152,193)	(177,152,193)
Net increase	22,592,573	22,592,573	66,150,632	66,150,632
Class A Shares
Subscriptions	39,946,484	39,946,484	39,537,773	39,537,773
Distributions reinvested	202,736	202,736	383,711	383,711
Redemptions	(30,269,911)	(30,269,911)	(27,463,211)	(27,463,211)
Net increase	9,879,309	9,879,309	12,458,273	12,458,273
Institutional Class Shares
Subscriptions	832,259,593	832,259,593	1,837,897,368	1,837,897,368
Distributions reinvested	3,833,677	3,833,676	9,418,551	9,418,551
Redemptions	(811,984,822)	(811,984,822)	(1,685,151,729)	(1,685,151,729)
Net increase	24,108,448	24,108,447	162,164,190	162,164,190

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	1,356,325	1,356,324	3,213,282	3,213,282
Distributions reinvested	115,759	115,759	382,064	382,064
Redemptions	(3,445,118)	(3,445,118)	(5,593,688)	(5,593,688)
Net decrease	(1,973,034)	(1,973,035)	(1,998,342)	(1,998,342)
G-Trust Shares
Subscriptions	290,777,657	290,777,657	673,833,788	673,833,788
Distributions reinvested	374	374	1,138	1,138
Redemptions	(255,879,416)	(255,879,415)	(646,765,262)	(646,765,262)
Net increase	34,898,615	34,898,616	27,069,664	27,069,664

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0090		0.0254		0.0347		0.0141		0.0251		0.0125	0.0086
Less Distributions to Shareholders:
From net investment income	(0.0090)		(0.0254)		(0.0347)		(0.0141)		(0.0251)		(0.0125)	(0.0086)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.91	%(d)	2.57	%(e)	3.52%		1.42	%(d)	2.54%		1.26%	0.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(f)(g)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%	0.20%
Waiver/Reimbursement	0.05	%(g)	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.76	%(f)(g)	2.40	%(e)(f)	3.47	%(f)	3.38	%(f)(g)	2.58	%(f)	1.31%	0.84%
Net assets, end of period (000's)	$3,743,819		$2,750,559		$1,877,823		$1,688,338		$975,386		$1,049,210	$542,057

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0085		0.0244		0.0337		0.0137		0.0241		0.0115	0.0076
Less Distributions to Shareholders:
From net investment income	(0.0085)		(0.0244)		(0.0337)		(0.0137)		(0.0241)		(0.0115)	(0.0076)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.86	%(d)	2.47	%(e)	3.42%		1.38	%(d)	2.44%		1.15%	0.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(f)(g)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%	0.30%
Waiver/Reimbursement	0.05	%(g)	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.65	%(f)(g)	2.24	%(e)(f)	3.37	%(f)	3.27	%(f)(g)	2.43	%(f)	1.15%	0.74%
Net assets, end of period (000's)	$7,996,385		$6,686,234		$3,230,990		$2,684,441		$2,475,660		$2,052,864	$2,028,564

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0083		0.0239		0.0332		0.0135		0.0236		0.0110	0.0071
Less Distributions to Shareholders:
From net investment income	(0.0083)		(0.0239)		(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.83	%(d)(g)	2.42%		3.37%		1.36	%(d)	2.39%		1.10%	0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.37	%(e)(f)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15	%(f)	0.16%		0.16%		0.17	%(f)	0.17%		0.18%	0.64%
Net investment income	1.65	%(e)(f)(g)	2.36	%(e)	3.31	%(e)	3.25	%(e)(f)	2.32	%(e)	0.92%	0.69%
Net assets, end of period (000's)	$82,912		$77,169		$86,926		$20,549		$5,292		$3,392	$5,792

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0078		0.0229		0.0322		0.0131		0.0226		0.0100	0.0061
Less Distributions to Shareholders:
From net investment income	(0.0078)		(0.0229)		(0.0322)		(0.0131)		(0.0226)		(0.0100)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.78	%(d)(h)	2.32	%(e)	3.27%		1.31	%(d)	2.28%		1.00%	0.61%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.47	%(f)(g)	0.45	%(f)	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%	0.45%
Waiver/Reimbursement	0.05	%(g)	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.38	%(f)(g)(h)	2.11	%(e)(f)	3.23	%(f)	3.13	%(f)(g)	2.29	%(f)	0.98%	0.59%
Net assets, end of period (000's)	$186,963		$110,969		$91,712		$75,079		$20,757		$11,183	$10,264

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0073		0.0219		0.0312		0.0126		0.0216		0.0090	0.0051
Less Distributions to Shareholders:
From net investment income	(0.0073)		(0.0219)		(0.0312)		(0.0126)		(0.0216)		(0.0090)	(0.0051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.73	%(d)(h)	2.21	%(e)	3.16%		1.27	%(d)	2.18%		0.90%	0.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.57	%(f)(g)	0.55	%(f)	0.55	%(f)	0.55	%(f)(g)	0.55	%(f)	0.55%	0.55%
Waiver/Reimbursement	0.05	%(g)	0.05%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.36	%(f)(g)(h)	1.88	%(e)(f)	3.07	%(f)	2.99	%(f)(g)	2.12	%(f)	0.82%	0.49%
Net assets, end of period (000s)	$14,874		$13,214		$4,216		$7,376		$7,567		$11,280	$22,071

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0061		0.0194		0.0287		0.0116		0.0191		0.0065	0.0028
Less Distributions to Shareholders:
From net investment income	(0.0061)		(0.0194)		(0.0287)		(0.0116)		(0.0191)		(0.0065)	(0.0028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.61	%(d)(h)	1.96	%(e)	2.90%		1.16	%(d)	1.93%		0.65%	0.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.82	%(f)(g)	0.80	%(f)	0.80	%(f)	0.80	%(f)(g)	0.80	%(f)	0.80%	0.78%
Waiver/Reimbursement	0.05	%(g)	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.11%
Net investment income	1.10	%(f)(g)(h)	1.56	%(e)(f)	2.86	%(f)	2.76	%(f)(g)	1.88	%(f)	0.63%	0.26%
Net assets, end of period (000's)	$117,822		$95,228		$29,191		$26,833		$28,871		$36,441	$49,784

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0068		0.0209		0.0302		0.0122		0.0206		0.0080	0.0041
Less Distributions to Shareholders:
From net investment income	(0.0068)		(0.0209)		(0.0302)		(0.0122)		(0.0206)		(0.0080)	(0.0041)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	0.68	%(e)(i)	2.11	%(f)	3.06%		1.23	%(e)	2.08%		0.80%	0.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.67	%(g)(h)	0.65	%(g)	0.65	%(g)	0.65	%(g)(h)	0.65	%(g)	0.65%	0.65%
Waiver/Reimbursement	0.05	%(h)	0.06%		0.06%		0.07	%(h)	0.07%		0.08%	0.07%
Net investment income	1.25	%(g)(h)(i)	1.92	%(f)(g)	3.01	%(g)	2.91	%(g)(h)	2.06	%(g)	0.75%	0.39%
Net assets, end of period (000s)	$37,092		$27,212		$14,790		$17,859		$25,572		$28,934	$50,803

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, Investor A shares were renamed Class A shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0088		0.0250		0.0343		0.0139		0.0247		0.0121	0.0082
Less Distributions to Shareholders:
From net investment income	(0.0088)		(0.0250)		(0.0343)		(0.0139)		(0.0247)		(0.0121)	(0.0082)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.89	%(d)(h)	2.53	%(e)	3.48%		1.40	%(d)	2.50%		1.22%	0.82%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.26	%(f)(g)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%	0.24%
Waiver/Reimbursement	0.05	%(g)	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.68	%(f)(g)(h)	2.31	%(e)(f)	3.43	%(f)	3.33	%(f)(g)	2.44	%(f)	1.23%	0.80%
Net assets, end of period (000s)	$493,685		$469,574		$307,411		$269,865		$123,606		$89,811	$68,512

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0086		0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0086)		(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.86	%(e)(h)	2.48%	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.31	%(g)	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.05	%(g)	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.76	%(g)(h)	2.49%	3.38%	3.28	%(g)	2.81	%(g)
Net assets, end of period (000s)	$12,815		$14,788	$16,748	$18,503		$19,200

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0090		0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0090)		(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.91	%(e)	2.57%	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.22	%(g)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05	%(g)	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.79	%(g)	2.52%	3.46%	3.36	%(g)	2.90	%(g)
Net assets, end of period (000s)	$743,716		$708,813	$681,696	$721,252		$802,458

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust") is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	13,099,844,073	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$13,099,844,073	—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Tax-Exempt Income	$198,013,764
Ordinary Income*	4,675,381
Long-Term Capital Gains	271,232

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement,

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Class A Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month
2012	2011	2010	2009	recovery	period ended 02/28/2009
$3,133,274	$4,855,011	$3,149,826	$1,439,709	$12,577,820	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $130,705 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 88.0% of the Fund's shares outstanding were beneficially owned by 2 participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

The Fund has paid $2,670,980 to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

On March 31, 2009, the Treasury announced the extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Columbia Tax-Exempt Reserves, February 28, 2009 (Unaudited)

Separately, a putative class action - Mehta v AIG SunAmerica Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit.

Note 9. Business Combinations and Mergers

As of the close of business March 24, 2008, Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
2,223,959,222	$2,223,903,023

Net Assets of Columbia Tax-Exempt Reserves Prior to Combination	Net Assets of Tax-Exempt Money Fund Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Reserves Immediately After Combination
$10,756,230,307	$2,223,903,023	$12,980,133,330

Board Consideration and Re-Approval of Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Tax-Exempt Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its Actual Management Rate was appreciably above the median of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to its performance Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield, that outweighed the factor noted above. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,
Steven E. Asher

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Tax-Exempt Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8453-0209 (04/09) 09/76772

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	14

Notes to Financial Statements	26

Board Consideration and Re-Approval of Investment Advisory Agreement	38

Summary of Management Fee Evaluation by Independent Fee Consultant	41

Important Information About This Report	49

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.
Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.52	1,023.65	1.15	1.15	0.23
Trust Class Shares	1,000.00	1,000.00	1,008.98	1,023.16	1.64	1.66	0.33
Liquidity Class Shares	1,000.00	1,000.00	1,008.68	1,022.91	1.89	1.91	0.38
Adviser Class Shares	1,000.00	1,000.00	1,008.18	1,022.41	2.39	2.41	0.48
Investor Class Shares	1,000.00	1,000.00	1,007.69	1,021.92	2.89	2.91	0.58
Daily Class Shares	1,000.00	1,000.00	1,006.50	1,020.68	4.13	4.16	0.83
Class A Shares	1,000.00	1,000.00	1,007.19	1,021.42	3.38	3.41	0.68
Class B Shares	1,000.00	1,000.00	1,004.12	1,018.35	6.46	6.51	1.30
Class C Shares	1,000.00	1,000.00	1,004.12	1,018.35	6.46	6.51	1.30
Class Z Shares	1,000.00	1,000.00	1,009.52	1,023.65	1.15	1.15	0.23
Institutional Class Shares	1,000.00	1,000.00	1,009.32	1,023.46	1.35	1.35	0.27
Marsico Shares	1,000.00	1,000.00	1,007.69	1,021.92	2.89	2.91	0.58

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Cash Reserves

February 28, 2009 (Unaudited)

Certificates of Deposit – 41.4%
	Par ($)	Value ($)
ABN AMRO Bank NV
3.080% 03/09/09	1,053,050,000	1,053,050,000
Allied Irish Banks/New York NY
1.860% 03/16/09	277,000,000	277,001,149
2.260% 03/06/09	340,000,000	340,000,469
Australia & New Zealand Banking Group/New York
0.650% 04/16/09	153,000,000	153,000,000
0.650% 04/23/09	175,000,000	175,000,000
0.700% 05/04/09	100,000,000	100,000,000
1.950% 03/12/09	100,000,000	100,000,304
Banco Bilbao Vizcaya Argentina/NY
0.880% 05/15/09	310,000,000	310,000,000
0.900% 05/18/09	265,000,000	265,000,000
0.950% 05/08/09	268,000,000	268,005,051
2.190% 03/09/09	350,000,000	350,000,774
Banco Santander/New York
2.500% 03/09/09	840,000,000	840,000,000
Bank of Ireland/Stamford CT
2.050% 03/12/09	225,000,000	225,000,000
Bank of Montreal
0.450% 03/05/09	190,000,000	190,000,000
0.600% 05/05/09	60,000,000	60,000,000
Bank of Nova Scotia
0.450% 03/20/09	1,344,000,000	1,344,000,000
0.500% 03/09/09	230,000,000	230,000,000
Bank of Tokyo Mitsubishi Ltd. NY
1.050% 05/05/09	1,318,950,000	1,318,950,000
Barclays Bank PLC
1.375% 05/26/09	385,000,000	385,000,000
2.100% 03/05/09	875,000,000	875,000,000
BNP Paribas
1.000% 05/06/09	200,000,000	200,000,000
1.020% 05/18/09	278,350,000	278,350,000
1.200% 03/24/09	440,000,000	440,000,000
1.600% 03/16/09	448,000,000	448,000,000
Calyon NY
0.600% 03/02/09	511,000,000	511,000,000
Commonwealth Bank of Australia
0.800% 04/20/09	63,000,000	63,000,000
Credit Agricole SA
0.720% 04/15/09	893,000,000	893,000,000
1.000% 06/04/09	386,000,000	386,000,000

	Par ($)	Value ($)
HSBC Bank PLC
0.850% 04/30/09	383,000,000	383,000,000
0.850% 05/11/09	490,000,000	490,000,000
0.900% 05/19/09	520,000,000	520,000,000
Mizuho Corporate Bank/NY
0.470% 03/20/09	120,000,000	120,000,000
0.480% 03/20/09	197,000,000	197,000,000
National Australia Bank Ltd.
0.450% 03/17/09	287,000,000	287,000,000
0.600% 04/03/09	195,000,000	195,000,000
0.650% 04/21/09	90,000,000	90,000,000
0.700% 05/04/09	200,000,000	200,000,000
Royal Bank of Canada NY
0.600% 05/15/09	300,000,000	300,000,000
Royal Bank of Scotland PLC NY
1.400% 04/06/09	728,000,000	728,000,000
Societe Generale NY
0.750% 04/08/09	125,000,000	124,967,041
0.850% 04/08/09	50,000,000	50,000,000
2.050% 03/10/09	135,000,000	135,000,336
2.200% 03/02/09	300,000,000	300,000,083
Sumitomo Mitsui Banking Corp./New York
1.150% 05/20/09	67,000,000	67,000,000
1.150% 05/22/09	135,000,000	135,000,000
1.150% 05/26/09	68,000,000	68,000,000
Toronto Dominion Bank/NY
2.000% 04/07/09	75,000,000	75,000,000
U.S. Bank N.A./Minneapolis MN
0.700% 06/03/09	160,000,000	160,000,000
UBS AG/Stamford Branch
0.925% 03/23/09	646,000,000	646,000,000
1.570% 03/18/09	487,300,000	487,300,000
1.600% 03/17/09	290,250,000	290,250,000
1.950% 03/11/09	300,000,000	300,000,000
Total Certificates of Deposit (cost of $18,426,875,207)		18,426,875,207
Commercial Paper – 37.9%
Amsterdam Funding Corp.
0.950% 03/13/09 (a)(b)	70,000,000	69,977,833
Banco Bilbao Vizcaya Argentaria/London
0.600% 04/14/09 (a)(b)	191,000,000	190,859,933
Barton Capital Corp.
0.350% 04/03/09 (a)(b)	142,085,000	142,039,414
0.450% 04/06/09 (a)(b)	45,569,000	45,548,494

See Accompanying Notes to Financial Statements.

2

Columbia Cash Reserves

February 28, 2009 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
0.700% 05/04/09 (a)(b)	29,182,000	29,145,685
0.700% 05/18/09 (a)(b)	25,000,000	24,962,083
0.700% 05/22/09 (a)(b)	13,000,000	12,979,272
0.710% 05/04/09 (a)(b)	65,000,000	64,917,956
1.500% 03/05/09 (a)(b)(c)	352,000,000	351,941,333
Cancara Asset Securitization LLC
0.750% 04/16/09 (a)(b)	500,000,000	499,520,833
0.900% 04/13/09 (a)(b)	500,000,000	499,462,500
1.050% 05/07/09 (a)(b)	380,000,000	379,257,417
CBA Delaware Finance, Inc.
0.350% 03/12/09 (b)	63,000,000	62,993,263
0.540% 03/23/09 (b)	198,000,000	197,934,660
0.700% 04/17/09 (b)	170,000,000	169,844,639
0.700% 04/27/09 (b)	100,000,000	99,889,167
0.800% 05/06/09 (b)	205,000,000	204,699,333
2.020% 03/05/09 (b)	120,000,000	119,973,067
Chariot Funding LLC
0.300% 03/16/09 (a)(b)	120,000,000	119,985,000
0.400% 03/16/09 (a)(b)	61,000,000	60,989,833
0.450% 03/13/09 (a)(b)	145,000,000	144,978,250
0.450% 03/16/09 (a)(b)	52,636,000	52,626,131
0.450% 03/17/09 (a)(b)(c)	20,000,000	19,996,000
0.700% 03/17/09 (a)(b)(c)	150,000,000	149,953,333
0.800% 03/10/09 (a)(b)(c)	100,000,000	99,980,000
Coca-Cola Co.
0.430% 05/06/09 (a)(b)	110,000,000	109,913,283
Danske Corp.
0.870% 05/06/09 (a)(b)	670,000,000	668,931,350
1.450% 03/17/09 (a)(b)	239,500,000	239,345,656
1.820% 03/17/09 (a)(b)	93,000,000	92,924,773
2.200% 03/09/09 (a)(b)	515,000,000	514,748,222
Edison Asset Securitization LLC
0.570% 05/01/09 (a)(b)	129,000,000	128,875,408
0.600% 05/04/09 (a)(b)	180,000,000	179,808,000
0.600% 05/05/09 (a)(b)	100,000,000	99,891,667
Eli Lilly & Co.
1.400% 03/13/09 (a)(b)	100,000,000	99,953,333
Fairway Finance LLC
0.350% 03/12/09 (a)(b)	35,000,000	34,996,257
0.450% 03/02/09 (a)(b)	111,346,000	111,344,608
0.550% 04/02/09 (a)(b)	60,000,000	59,970,667
0.560% 04/01/09 (a)(b)	17,000,000	16,991,802
0.650% 05/11/09 (a)(b)	24,688,000	24,656,351
0.650% 05/13/09 (a)(b)	85,000,000	84,887,965
0.680% 05/01/09 (a)(b)	30,856,000	30,820,447
0.680% 05/05/09 (a)(b)	29,869,000	29,832,328

	Par ($)	Value ($)
Falcon Asset Securitization Co. LLC
0.300% 03/16/09 (a)(b)	240,000,000	239,970,000
0.500% 04/17/09 (a)(b)	170,000,000	169,889,028
0.510% 04/13/09 (a)(b)	85,000,000	84,948,221
Gemini Securitization Corp. LLC
0.400% 03/10/09 (a)(b)	69,000,000	68,993,100
0.580% 04/02/09 (a)(b)	125,000,000	124,935,556
General Electric Capital Corp. FDIC Guaranteed – Temporary Liquidity Guarantee Program
0.700% 06/26/09 (b)	645,000,000	643,532,625
1.350% 04/06/09 (b)	439,000,000	438,407,350
General Electric Co.
0.270% 03/02/09 (b)	36,000,000	35,999,730
Gotham Funding Corp.
0.400% 03/09/09 (a)(b)	122,000,000	121,989,156
0.580% 03/23/09 (a)(b)	26,000,000	25,990,785
0.700% 05/05/09 (a)(b)	57,600,000	57,527,200
0.710% 04/17/09 (a)(b)	23,524,000	23,502,195
0.720% 05/04/09 (a)(b)	76,226,000	76,128,431
0.720% 05/06/09 (a)(b)	75,671,000	75,571,114
0.750% 05/19/09 (a)(b)	24,000,000	23,960,500
0.800% 05/26/09 (a)(b)	41,000,000	40,921,644
Jupiter Securitization Co. LLC
0.450% 03/04/09 (a)(b)	100,000,000	99,996,250
0.450% 03/06/09 (a)(b)	100,000,000	99,993,750
0.450% 03/16/09 (a)(b)	127,000,000	126,976,188
0.700% 03/12/09 (a)(b)(c)	75,000,000	74,983,958
National Australia Funding Delaware, Inc.
0.690% 04/06/09 (a)(b)	175,000,000	174,879,250
Nordea North America, Inc.
0.700% 04/07/09	360,000,000	359,741,000
0.830% 05/15/09	128,000,000	127,778,667
0.900% 05/05/09	272,000,000	271,558,000
2.100% 03/05/09	400,000,000	399,906,667
Old Line Funding LLC
0.300% 03/02/09 (a)(b)	99,658,000	99,657,170
0.400% 04/17/09 (a)(b)	100,000,000	99,947,778
0.450% 03/09/09 (a)(b)	29,986,000	29,983,001
0.470% 03/05/09 (a)(b)	70,000,000	69,996,344
0.500% 04/02/09 (a)(b)	30,978,000	30,964,232
0.550% 04/13/09 (a)(b)	68,029,000	67,984,309
0.630% 05/01/09 (a)(b)	34,341,000	34,304,341
0.630% 05/14/09 (a)(b)	50,000,000	49,935,250
0.650% 05/01/09 (a)(b)	110,000,000	109,878,847
0.650% 05/04/09 (a)(b)	38,096,000	38,051,978
0.650% 05/07/09 (a)(b)	55,000,000	54,933,465

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves

February 28, 2009 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
0.650% 05/13/09 (a)(b)	57,000,000	56,924,871
0.680% 05/04/09 (a)(b)	85,019,000	84,916,222
0.750% 03/16/09 (a)(b)(c)	64,873,000	64,852,727
0.750% 03/20/09 (a)(b)(c)	91,000,000	90,963,979
Park Avenue Receivables Corp.
0.300% 03/12/09 (a)(b)	100,000,000	99,990,833
0.350% 03/19/09 (a)(b)	123,000,000	122,978,475
0.450% 03/25/09 (a)(b)	51,025,000	51,009,693
0.500% 04/08/09 (a)(b)	150,000,000	149,920,833
0.500% 04/21/09 (a)(b)	50,000,000	49,964,583
0.800% 03/09/09 (a)(b)(c)	110,000,000	109,980,444
Santander Central Hispano Finance Delaware, Inc.
1.375% 04/07/09	362,000,000	361,488,424
Sheffield Receivables Corp.
0.300% 03/02/09 (a)(b)	50,000,000	49,999,583
0.300% 03/09/09 (a)(b)	67,000,000	66,995,533
0.500% 03/09/09 (a)(b)	50,000,000	49,994,444
0.500% 03/18/09 (a)(b)	70,000,000	69,983,472
0.550% 04/01/09 (a)(b)	55,000,000	54,973,951
0.600% 04/07/09 (a)(b)	100,000,000	99,938,333
0.600% 04/16/09 (a)(b)	40,000,000	39,969,871
0.600% 05/20/09 (a)(b)	75,000,000	74,900,000
0.650% 05/27/09 (a)(b)	40,000,000	39,937,167
0.700% 05/04/09 (a)(b)	294,100,000	293,734,009
Shell International Finance BV
1.650% 03/17/09 (a)(b)	50,000,000	49,963,333
1.650% 03/23/09 (a)(b)	100,000,000	99,899,167
Societe Generale North America, Inc.
0.840% 04/14/09	100,000,000	99,897,333
1.010% 05/04/09	276,850,000	276,352,901
Thames Asset Global Securitization, Inc.
0.570% 04/07/09 (a)(b)	40,000,000	39,976,567
0.700% 03/18/09 (a)(b)(c)	69,431,000	69,408,049
0.900% 03/12/09 (a)(b)(c)	270,372,000	270,297,648
1.050% 03/16/09 (a)(b)(c)	89,936,000	89,896,653
1.100% 03/09/09 (a)(b)(c)	40,000,000	39,990,222
1.100% 03/12/09 (a)(b)	69,154,000	69,130,757
1.150% 03/16/09 (a)(b)	50,750,000	50,725,682
Toyota Motor Credit Corp.
0.850% 05/13/09 (b)	140,000,000	139,758,695
0.850% 05/15/09 (b)	170,000,000	169,698,958
1.900% 08/04/09 (b)	359,000,000	356,044,233
1.900% 08/05/09 (b)	300,000,000	297,514,167
Variable Funding Capital Co. LLC
0.450% 03/20/09 (a)(b)	30,000,000	29,992,875
0.550% 04/03/09 (a)(b)	50,000,000	49,974,792

	Par ($)	Value ($)
0.650% 05/01/09 (a)(b)	44,784,000	44,734,675
0.650% 05/06/09 (a)(b)	100,000,000	99,880,833
0.650% 05/07/09 (a)(b)	65,000,000	64,921,368
0.650% 05/12/09 (a)(b)	90,379,000	90,261,507
0.650% 05/13/09 (a)(b)	50,000,000	49,934,097
0.650% 05/14/09 (a)(b)	50,000,000	49,933,194
0.650% 05/26/09 (a)(b)	95,000,000	94,852,486
Victory Receivables Corp.
0.450% 04/07/09 (a)(b)	9,000,000	8,995,838
0.450% 04/13/09 (a)(b)	47,000,000	46,974,738
0.570% 03/11/09 (a)(b)	10,000,000	9,998,417
0.580% 03/25/09 (a)(b)	22,000,000	21,991,493
0.620% 04/07/09 (a)(b)	75,000,000	74,952,208
0.720% 05/04/09 (a)(b)	57,250,000	57,176,720
0.720% 05/05/09 (a)(b)	100,000,000	99,870,000
0.720% 05/07/09 (a)(b)	19,000,000	18,974,540
0.750% 05/13/09 (a)(b)	47,000,000	46,928,521
Westpac Banking Corp.
0.320% 03/13/09 (a)(b)	170,000,000	169,981,867
0.500% 04/14/09 (a)(b)	250,000,000	249,847,222
1.020% 03/23/09 (a)(b)	280,000,000	279,825,467
Windmill Funding I Corp.
1.150% 03/09/09 (a)(b)	12,000,000	11,996,933
Total Commercial Paper (cost of $16,890,036,229)		16,890,036,229
Government & Agency Obligations – 8.5%
U.S. Government Agencies – 7.9%
Federal Home Loan Bank
0.320% 04/21/09 (d)	50,000,000	49,977,333
0.450% 06/29/09 (d)	54,000,000	53,919,000
0.450% 07/13/09 (d)	135,000,000	134,773,875
0.570% 07/20/09 (d)	85,000,000	84,810,237
2.560% 08/04/09 (d)	62,000,000	62,517,452
2.600% 03/25/09 (d)	392,000,000	391,320,533
2.800% 04/13/09 (d)	422,000,000	420,588,644
2.800% 04/30/09 (d)	225,000,000	223,950,000
Federal Home Loan Mortgage Corp.
0.310% 06/24/09 (d)	120,000,000	119,881,167
0.340% 05/08/09 (d)	54,000,000	53,965,320
0.350% 07/06/09 (d)	140,000,000	139,827,139
0.350% 07/15/09 (d)	70,000,000	69,907,444
0.370% 07/15/09 (d)	70,000,000	69,902,156
0.582% 08/24/09 (d)	58,000,000	57,834,971
1.170% 04/21/09 (d)	75,000,000	74,875,688
2.600% 03/02/09 (d)	445,000,000	444,967,861
2.750% 04/07/09 (d)	422,000,000	420,807,264

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
Federal National Mortgage Association
0.430% 06/23/09 (d)	650,000,000	649,114,917
U.S. Government Agencies Total		3,522,941,001
U.S. Government Obligation – 0.6%
U.S. Treasury Bill
0.310% 07/23/09 (d)	266,000,000	265,670,160
U.S. Government Obligation Total		265,670,160
Total Government & Agency Obligations (cost of $3,788,611,161)		3,788,611,161
Time Deposit – 2.0%
Societe Generale
0.190% 03/02/09	890,878,000	890,878,000
Total Time Deposit (cost of $890,878,000)		890,878,000
Corporate Bonds – 1.6%
Axon Financial Funding LLC
0.330% 05/02/08 (a)(c)(e)(f)(i) (amortized cost of $127,784,934)	127,784,934	60,058,919
0.487% 06/02/08 (a)(c)(e)(f)(i) (amortized cost of $87,971,819)	87,971,819	41,346,754
Issuer Entity LLC
0.704% 11/10/09 (c)(e)(g)(h)(i) (amortized cost of $43,946,062)	46,418,197	11,836,640
Lehman Brothers Holdings, Inc.
1.000% 01/14/09 (c)(e)(i) (amortized cost of $400,000,000)	400,000,000	52,000,000
Victoria Finance LLC
1.000% 03/25/08 (a)(c)(e)(f)(i) (amortized cost of $84,737,007)	84,737,007	46,605,354
1.000% 04/11/08 (a)(c)(e)(f)(i) (amortized cost of $84,745,242)	84,745,242	46,609,883
1.000% 04/15/08 (a)(c)(e)(f)(i) (amortized cost of $84,749,440)	84,749,440	46,612,192
1.000% 07/28/08 (a)(c)(e)(f)(i) (amortized cost of $86,669,307)	86,669,307	47,668,119
1.000% 08/22/08 (a)(c)(e)(f)(i) (amortized cost of $171,511,548)	171,511,548	94,331,351

	Par ($)	Value ($)
Whistlejacket Capital Ltd.
0.462% 04/24/08 (a)(c)(e)(f)(i) (amortized cost of $116,305,348)	116,305,348	96,754,419
0.462% 06/09/08 (a)(c)(e)(f)(i) (amortized cost of $78,848,358)	78,848,358	65,593,949
Wickersham Entity, LLC
5.000% 11/10/09 (c)(k)(i)(j) (amortized cost of $126,069,473)	156,669,473	83,238,491
Total Corporate Bonds (cost of $1,493,338,534)		692,656,071
Repurchase Agreements – 8.0%
Repurchase agreement with Barclays Capital, dated 02/27/09, due on 03/02/09 at 0.270%, collateralized by a corporate bond maturing 06/01/38, market value of $306,000,000 (repurchase proceeds $300,006,750)	300,000,000	300,000,000
Repurchase agreement with Barclays Capital, dated 02/27/09, due on 03/02/09 at 0.563%, collateralized by corporate bonds with various maturities to 07/20/17, market value $619,530,001 (repurchase proceeds $579,027,141)	579,000,000	579,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due on 03/02/09 at 0.240%, collateralized by U.S. Government Agency Obligations with various maturities to 01/01/38, market value of $204,000,000 (repurchase proceeds $200,004,000)	200,000,000	200,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due on 03/02/09 at 0.280%, collateralized by U.S. Government Agency Obligations with various maturities to 10/01/38, market value of $255,000,001 (repurchase proceeds $250,005,833)	250,000,000	250,000,000

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves

February 28, 2009 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/27/09, due on 03/02/09 at 0.513%, collateralized by corporate bonds with various maturities to 12/06/17, market value of $804,099,797 (repurchase proceeds $755,032,245)	755,000,000	755,000,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due on 03/02/09 at 0.250%, collateralized by a corporate bond maturing 04/15/32, market value of $255,000,110 (repurchase proceeds $250,005,208)	250,000,000	250,000,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due on 03/02/09 at 0.290%, collateralized by a corporate bond maturing 12/01/37, market value of $51,000,001 (repurchase proceeds $50,001,208)	50,000,000	50,000,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due on 03/02/09 at 0.513%, collateralized by U.S. Government Agency Obligations with various maturities to 01/01/39, market value of $561,051,450 (repurchase proceeds $550,023,490)	550,000,000	550,000,000
Repurchase agreement with Societe Generale, dated 02/27/09, due 03/02/09, at 0.280%, collateralized by a corporate bond maturing 12/01/37, market value of $153,000,098 (repurchase proceeds $150,003,500)	150,000,000	150,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 02/27/09, due on 03/02/09 at 0.150%, collateralized by a U.S. Government Agency Obligation maturing 11/19/09, market value $102,003,898 (repurchase proceeds $100,000,417)	100,000,000	100,000,000
Repurchase agreement with UBS Warburg AG, dated 02/27/09, due on 03/02/09 at 0.563%, collateralized by corporate bonds with various maturities to 02/01/39, market value of $420,000,279 (repurchase proceeds $400,018,750)	400,000,000	400,000,000
Total Repurchase Agreements (cost of $3,584,000,000)		3,584,000,000
Other – 1.4%
Capital Support Agreement with Affiliates (l)	—	636,200,000
Total Investments – 100.8% (cost of $45,073,739,131) (m)		44,909,256,668
Other Assets & Liabilities, Net – (0.8)%		(356,732,596)
Net Assets – 100.0%		44,552,524,072

Notes to Investment Portfolio:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid except for those in the following table, amounted to $12,603,387,433, which represents 28.3% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 0.330% 05/02/08	04/23/07	$150,000,000
0.487% 06/02/08	05/18/07	100,000,000
Victoria Finance LLC 1.000% 03/25/08	03/13/07	100,000,000
1.000% 04/11/08	03/20/07	100,000,000
1.000% 04/15/08	03/08/07	100,000,000
1.000% 07/28/08	08/27/07	200,000,000
1.000% 07/28/08	07/18/07	100,000,000
Whistlejacket Capital Ltd. 0.462% 04/24/08	04/18/07	147,500,000
0.462% 06/09/08	05/29/07	100,000,000
		$1,097,500,000

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves

February 28, 2009 (Unaudited)

(b) The rate shown represents the discount rate at the date of purchase.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) The rate shown represents the annualized yield at the date of purchase.

(e) Security is in default and is a covered security under the Capital Support Agreement.

(f) Security issued by a structured investment vehicle.

(g) Security received in exchange for Security of Ottimo Funding Ltd. on November 2, 2007.

(h) Columbia Management Advisors, LLC was informed on October 28, 2008 that noteholders have voted in favor of extending the maturity date of this security to October 29, 2009.

(i) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(j) Security is a covered security under the Capital Support Agreement.

(k) Security received in exchange for security of Thornburg Mortgage Capital Resources, LLC on May 14, 2008.

(l) See Note 3.

(m) Cost for federal income tax purposes is $45,073,739,131.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Cash Reserves

February 28, 2009 (Unaudited)

		($)
Assets	Total investments, at cost	45,073,739,131
	Investment securities, at value	44,273,056,668
	Capital Support Agreement, at value (See Note 3)	636,200,000
	Total investments, at value	44,909,256,668
	Cash	1,329,034
	Receivable for:
	Fund shares sold	4,670,684
	Interest	54,214,245
	Expense reimbursement due from investment advisor	50,024
	Trustees' deferred compensation plan	206,372
	Prepaid expenses	4,896,310
	Total Assets	44,974,623,337
Liabilities	Payable for:
	Investments purchased	386,000,000
	Fund shares repurchased	8,552,419
	Distributions	8,577,661
	Investment advisory fee	5,282,650
	Administration fee	1,403,499
	Transfer agent fee	150,708
	Trustees' fees	236,031
	Pricing and bookkeeping fees	17,919
	Custody fee	94,166
	Distribution and service fees	10,143,470
	Shareholder administration fees	258,860
	Chief compliance officer expenses	2,562
	Trustees' deferred compensation plan	206,372
	Other liabilities	1,172,948
	Total Liabilities	422,099,265
	Net Assets	44,552,524,072
Net Assets Consist of	Paid-in capital	44,772,392,803
	Overdistributed net investment income	(287,074)
	Accumulated net realized loss	(55,099,194)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(164,482,463)
	Net Assets	44,552,524,072

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia Cash Reserves

February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$10,760,576,195
	Shares outstanding	10,813,524,052
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,565,094,053
	Shares outstanding	1,572,797,606
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$735,851,432
	Shares outstanding	739,468,459
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$11,144,824,777
	Shares outstanding	11,199,687,261
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$556,631,703
	Shares outstanding	559,370,809
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$15,689,473,106
	Shares outstanding	15,766,705,320
	Net asset value per share	$1.00
Class A Shares	Net assets	$374,595,072
	Shares outstanding	376,439,491
	Net asset value per share	$1.00
Class B Shares	Net assets	$63,386,683
	Shares outstanding	63,698,557
	Net asset value per share	$1.00
Class C Shares	Net assets	$29,992,138
	Shares outstanding	30,139,848
	Net asset value per share	$1.00
Class Z Shares	Net assets	$642,610,715
	Shares outstanding	645,773,213
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,965,961,311
	Shares outstanding	2,980,600,856
	Net asset value per share	$1.00
Marsico Shares	Net assets	$23,526,887
	Shares outstanding	23,642,677
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Cash Reserves

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	506,435,599
Expenses	Investment advisory fee	35,133,061
	Administration fee	21,009,837
	Distribution fee:
	Investor Class Shares	302,076
	Daily Class Shares	29,147,573
	Class A Shares	276,197
	Class B Shares	224,165
	Class C Shares	100,030
	Service fee:
	Liquidity Class Shares	959,279
	Adviser Class Shares	15,546,298
	Investor Class Shares	755,190
	Daily Class Shares	20,819,695
	Class A Shares	690,492
	Class B Shares	74,721
	Class C Shares	33,344
	Marsico Shares	29,988
	Shareholder administration fee:
	Trust Class Shares	793,670
	Class A Shares	276,197
	Class B Shares	29,889
	Class C Shares	13,337
	Institutional Class Shares	670,733
	Marsico Shares	11,995
	Transfer agent fee	568,049
	Pricing and bookkeeping fees	120,286
	Trustees' fees	13,394
	Custody fee	401,138
	Chief compliance officer expenses	7,562
	Treasury temporary guarantee program fee	13,356,343
	Other expenses	1,853,756
	Total Expenses	143,218,295
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(12,260,915)
	Fees waived by distributor:
	Class B Shares	(9,465)
	Class C Shares	(4,344)
	Fees waived by shareholder services provider - Liquidity Class	(383,712)
	Expense reductions	(2,085)
	Net Expenses	130,557,774
	Net Investment Income	375,877,825
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(705,832)
	Net change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	558,800,000
	Net change in unrealized appreciation (depreciation) on investments	(558,071,878)
	Net Gain	22,290
	Net Increase Resulting from Operations	375,900,115

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	375,877,825	2,024,227,491
	Net realized loss on investments	(705,832)	(34,943,334)
	Net change in unrealized appreciation on Capital Support Agreement (See Note 3)	558,800,000	77,400,000
	Net change in unrealized appreciation (depreciation) on investments	(558,071,878)	(242,610,585)
	Net increase resulting from operations	375,900,115	1,824,073,572
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(94,574,257)	(430,559,901)
	Trust Class Shares	(14,193,637)	(85,408,318)
	Liquidity Class Shares	(6,759,981)	(35,125,969)
	Adviser Class Shares	(104,210,913)	(591,253,019)
	Investor Class Shares	(4,747,645)	(34,496,479)
	Daily Class Shares	(108,760,219)	(581,570,093)
	Class A Shares	(4,392,503)	(16,601,043)
	Class B Shares	(241,826)	(1,204,268)
	Class C Shares	(105,467)	(300,457)
	Class Z Shares	(6,161,311)	(25,627,939)
	Institutional Class Shares	(31,547,185)	(222,004,929)
	Marsico Shares	(182,882)	(518,491)
	Total distributions to shareholders	(375,877,826)	(2,024,670,906)
	Net Capital Stock Transactions	(6,721,561,064)	(14,117,088,586)
	Total decrease in net assets	(6,721,538,775)	(14,317,685,920)
Net Assets	Beginning of period	51,274,062,847	65,591,748,767
	End of period	44,552,524,072	51,274,062,847
	Overdistributed net investment income at end of period	(287,074)	(287,073)

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	19,053,655,802	19,053,655,802	54,830,494,305	54,830,494,305
Proceeds received in connection with merger	—	—	2,459,913,083	2,459,591,802
Distributions reinvested	56,856,774	56,856,774	279,327,694	279,327,694
Redemptions	(18,885,142,942)	(18,885,142,942)	(60,980,068,382)	(60,980,068,382)
Net increase (decrease)	225,369,634	225,369,634	(3,410,333,300)	(3,410,654,581)
Trust Class Shares
Subscriptions	1,169,906,731	1,169,906,731	2,459,787,641	2,459,787,641
Distributions reinvested	317,334	317,334	2,102,529	2,102,529
Redemptions	(1,326,256,295)	(1,326,256,295)	(3,471,359,797)	(3,471,359,797)
Net decrease	(156,032,230)	(156,032,230)	(1,009,469,627)	(1,009,469,627)
Liquidity Class Shares
Subscriptions	1,138,788,037	1,138,788,037	4,842,653,451	4,842,653,451
Proceeds received in connection with merger	—	—	11,108	11,106
Distributions reinvested	6,072,428	6,072,428	31,319,692	31,319,692
Redemptions	(1,220,376,739)	(1,220,376,739)	(5,279,833,751)	(5,279,833,751)
Net decrease	(75,516,274)	(75,516,274)	(405,849,500)	(405,849,502)
Adviser Class Shares
Subscriptions	12,621,972,095	12,621,972,095	38,387,633,785	38,387,633,785
Proceeds received in connection with merger	—	—	97,929,993	97,912,481
Distributions reinvested	22,889,906	22,889,906	119,023,220	119,023,220
Redemptions	(15,372,852,395)	(15,372,852,395)	(43,038,585,704)	(43,038,585,704)
Net decrease	(2,727,990,394)	(2,727,990,394)	(4,433,998,706)	(4,434,016,218)
Investor Class Shares
Subscriptions	406,275,795	406,275,795	1,996,872,360	1,996,872,360
Distributions reinvested	4,434,973	4,434,973	29,704,108	29,704,108
Redemptions	(550,768,813)	(550,768,813)	(2,440,036,822)	(2,440,036,822)
Net decrease	(140,058,045)	(140,058,045)	(413,460,354)	(413,460,354)
Daily Class Shares
Subscriptions	3,748,890,262	3,748,890,262	9,020,342,768	9,020,342,768
Distributions reinvested	108,758,828	108,758,828	581,426,051	581,426,051
Redemptions	(5,897,728,347)	(5,897,728,347)	(11,879,424,599)	(11,879,424,599)
Net decrease	(2,040,079,257)	(2,040,079,257)	(2,277,655,780)	(2,277,655,780)
Class A Shares
Subscriptions	370,379,578	370,379,578	1,075,878,884	1,075,878,884
Distributions reinvested	4,310,577	4,310,577	16,323,436	16,323,436
Redemptions	(693,353,250)	(693,353,250)	(789,247,258)	(789,247,258)
Net increase (decrease)	(318,663,095)	(318,663,095)	302,955,062	302,955,062
Class B Shares
Subscriptions	40,353,743	40,353,743	35,484,337	35,484,337
Distributions reinvested	210,407	210,407	1,048,667	1,048,667
Redemptions	(24,383,452)	(24,383,456)	(40,099,052)	(40,099,064)
Net increase (decrease)	16,180,698	16,180,694	(3,566,048)	(3,566,060)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class C Shares
Subscriptions	30,590,258	30,590,258	26,336,862	26,336,862
Distributions reinvested	95,675	95,675	271,603	271,603
Redemptions	(16,629,370)	(16,629,370)	(18,808,365)	(18,808,365)
Net increase	14,056,563	14,056,563	7,800,100	7,800,100
Class Z Shares
Subscriptions	142,096,787	142,096,787	261,902,413	261,902,413
Distributions reinvested	5,967,861	5,967,861	24,896,487	24,896,487
Redemptions	(179,616,468)	(179,616,468)	(317,741,874)	(317,741,874)
Net decrease	(31,551,820)	(31,551,820)	(30,942,974)	(30,942,974)
Institutional Class Shares
Subscriptions	5,857,969,975	5,857,969,975	16,317,340,780	16,317,340,780
Proceeds received in connection with merger	—	—	217,635,281	217,600,515
Distributions reinvested	29,350,149	29,350,149	200,732,058	200,732,058
Redemptions	(7,376,070,162)	(7,376,070,162)	(19,187,123,332)	(19,187,123,332)
Net decrease	(1,488,750,038)	(1,488,750,038)	(2,451,415,213)	(2,451,449,979)
Marsico Shares
Subscriptions	9,984,322	9,984,321	17,607,797	17,607,797
Distributions reinvested	182,882	182,882	518,366	518,366
Redemptions	(8,694,005)	(8,694,005)	(8,904,836)	(8,904,836)
Net increase	1,473,199	1,473,198	9,221,327	9,221,327

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.95	%(e)(f)	3.72	%(e)	5.30%	2.08	%(f)	3.62%	1.59%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.23	%(h)	0.20%		0.20%	0.20	%(h)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.87	%(h)	3.76%		5.17%	4.91	%(h)	3.58%	1.53%	1.01%
Net assets, end of period (000's)	$10,760,576		$10,543,052		$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (0.96)% and 2.73%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.90	%(e)(f)	3.62	%(e)	5.19%	2.04	%(f)	3.52%	1.49%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.33	%(h)	0.30%		0.30%	0.30	%(h)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.79	%(h)	3.72%		5.07%	4.83	%(h)	3.48%	1.47%	0.91%
Net assets, end of period (000's)	$1,565,094		$1,721,466		$2,737,087	$3,897,869		$3,711,063	$3,456,700	$4,080,552

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.01)% and 2.63%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.87	%(e)(f)	3.57	%(e)	5.14%	2.02	%(f)	3.46%	1.44%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.38	%(h)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15	%(h)	0.15%		0.16%	0.16	%(h)	0.17%	0.17%	0.64%
Net investment income (g)	1.76	%(h)	3.64%		5.02%	4.77	%(h)	3.40%	1.39%	0.86%
Net assets, end of period (000's)	$735,851		$811,513		$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.03)% and 2.58%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.82	%(e)(f)	3.46	%(e)	5.04%	1.97	%(f)	3.36%	1.34%	0.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.48	%(h)	0.45%		0.45%	0.45	%(h)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.68	%(h)	3.51%		4.92%	4.68	%(h)	3.36%	1.33%	0.76%
Net assets, end of period (000's)	$11,144,825		$13,868,350		$18,357,646	$15,815,912		$14,216,339	$11,085,234	$12,093,316

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.08)% and 2.47%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.77	%(e)(f)	3.36	%(e)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.58	%(h)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.57	%(h)	3.43%		4.82%	4.57	%(h)	3.18%	1.18%	0.66%
Net assets, end of period (000's)	$556,632		$696,449		$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.13)% and 2.37%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	— (b)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	— (b)
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	— (b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.65	%(e)(f)	3.10	%(e)	4.67%	1.82	%(f)	3.00%	0.98%	0.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.83	%(h)	0.80%		0.80%	0.80	%(h)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.31	%(h)	3.07%		4.57%	4.32	%(h)	3.07%	1.00%	0.41%
Net assets, end of period (000's)	$15,689,473		$17,730,933		$20,080,558	$17,402,205		$16,936,455	$9,560,013	$8,746,651

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.25)% and 2.12%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008		2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.72	%(g)(h)(i)	3.26	%(g)(i)	4.83%	1.89	%(h)	3.15%	1.13%	0.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.68	%(k)	0.65%		0.65%	0.65	%(k)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.05	%(k)	0.05%		0.06%	0.06	%(k)	0.07%	0.07%	0.06%
Net investment income (j)	1.59	%(k)(i)	3.03	%(i)	4.73%	4.49	%(k)	3.11%	1.10%	0.56%
Net assets end of period (000's)	$374,595		$692,142		$391,997	$315,859		$251,431	$256,503	$285,257

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.18)% and 2.27%, respectively.

(h)  Not annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class B Shares	2009		2008		2007	2006 (a)		2006 (b)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.03		0.04	0.02		0.02	0.01	— (c)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—	—	—
Total from Investment Operations	—	(c)	0.03		0.04	0.02		0.02	0.01	— (c)
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)	— (c)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.41	%(f)(g)	2.58	%(f)	4.15%	1.61	%(g)	2.49%	0.60%	0.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.30	%(i)	1.30%		1.30%	1.30	%(i)	1.30%	1.16%	0.97%
Waiver/Reimbursement	0.08	%(i)	0.05%		0.06%	0.06	%(i)	0.07%	0.21%	0.39%
Net investment income (h)	0.81	%(i)	2.54%		4.08%	3.83	%(i)	2.73%	0.56%	0.24%
Net assets, end of period (000's)	$63,387		$47,315		$51,015	$56,906		$57,242	$22,076	$30,554

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.49)% and 1.60%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class C Shares	2009		2008		2007	2006 (a)		2006 (b)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.03		0.04	0.02		0.02	0.01	— (c)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—	—	—
Total from Investment Operations	—	(c)	0.03		0.04	0.02		0.02	0.01	— (c)
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)	— (c)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.41	%(f)(g)	2.58	%(f)(h)	4.18%	1.61	%(g)	2.49%	0.60%	0.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	1.30	%(j)	1.30%		1.30%	1.30	%(j)	1.30%	1.18%	0.98%
Waiver/Reimbursement	0.08	%(j)	0.05%		0.06%	0.06	%(j)	0.07%	0.19%	0.38%
Net investment income (i)	0.79	%(j)	2.33	%(h)	4.08%	3.87	%(j)	2.59%	0.55%	0.23%
Net assets, end of period (000's)	$29,992		$16,015		$8,282	$5,752		$2,915	$1,543	$1,508

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed to Class C Shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.49)% and 1.60%, respectively.

(g)  Not annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Class Z Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.95	%(f)(g)	3.72	%(f)	5.30%	2.08	%(g)	1.57	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.23	%(i)	0.20%		0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.05	%(i)	0.05%		0.06%	0.06	%(i)	0.07	%(i)
Net investment income (h)	1.91	%(i)	3.67%		5.18%	4.92	%(i)	4.29	%(i)
Net assets, end of period (000's)	$642,611		$674,440		$707,426	$729,504		$753,395

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (0.96)% and 2.73%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.93	%(e)(f)	3.68	%(e)	5.25%	2.06	%(f)	3.58%	1.55%	0.97%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.27	%(h)	0.24%		0.24%	0.24	%(h)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	1.88	%(h)	3.79%		5.13%	4.88	%(h)	3.55%	1.52%	0.97%
Net assets, end of period (000's)	$2,965,961		$4,450,313		$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (0.98)% and 2.69%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Marsico Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.77	%(e)(f)	3.36	%(e)(g)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.58	%(i)	0.55%		0.55%	0.55	%(i)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05	%(i)	0.05%		0.06%	0.06	%(i)	0.07%	0.07%	0.06%
Net investment income (h)	1.52	%(i)	3.15	%(g)	4.82%	4.58	%(i)	3.19%	1.19%	0.66%
Net assets, end of period (000's)	$23,527		$22,075		$12,947	$11,232		$10,385	$11,005	$13,944

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at February 28, 2009 and August 31, 2008 would have been (1.13)% and 2.37%, respectively.

(f)  Not annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

25

Notes to Financial Statements – Columbia Cash Reserves

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Cash Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Effective March 10, 2008, Columbia Prime Reserves, another series of the Trust, was merged into the Fund, through an exchange of one share of each class of Columbia Prime Reserves for a share of a comparable class of the Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purpose of financial statement presentation and determination of the Fund's market-based net asset value per share, securities covered by the Capital Support Agreement are being valued at fair value (see Note 3). The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

26

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	43,632,400,596	—
Level 3 – Significant Unobservable Inputs	640,656,072	636,200,000
Total	$44,273,056,668	$636,200,000

The following table reconciles asset balances for the six month period ending February 28, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of August 31, 2008	$1,033,802,164	$77,400,000
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)**	(210,071,880)	558,800,000
Net purchases/sales	(183,074,212)	—
Transfers into and/or out of Level 3	—	—
Balance as of February 28, 2009	$640,656,072	$636,200,000

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

*  Other financial instruments represent the value of the Capital Support Agreement.

**  The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $210,071,880. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets. The change in unrealized gains attributable to the Capital Support Agreement (see Note 3) as of February 28, 2009, which was valued using significant unobservable inputs (Level 3), amounted to $558,800,000. This amount is included in net change in unrealized appreciation on Capital Support Agreement on the Statement of Changes in Net Assets.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or

27

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $639 million (the "Maximum Contribution Amount") for the Fund as of February 28, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement

28

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of February 28, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the board of trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund's Minimum NAV Per Share and that disposition of the Covered Securities is in the best interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.330% 05/02/08	$127,784,934	$127,784,934	$60,058,919
Axon Financial Funding LLC, 0.487% 06/02/08	87,971,819	87,971,819	41,346,754
Issuer Entity LLC, 0.704% 11/10/09	46,418,197	43,946,062	11,836,640
Lehman Brothers Holdings, Inc. 1.000% 01/14/09	400,000,000	400,000,000	52,000,000
Victoria Finance LLC, 1.000% 03/25/08	84,737,007	84,737,007	46,605,354
Victoria Finance LLC, 1.000% 04/11/08	84,745,242	84,745,242	46,609,883
Victoria Finance LLC, 1.000% 04/15/08	84,749,440	84,749,440	46,612,192
Victoria Finance LLC, 1.000% 07/28/08	86,669,307	86,669,307	47,668,119
Victoria Finance LLC, 1.000% 08/22/08	171,511,548	171,511,548	94,331,351
Whistlejacket Capital Ltd., 0.462% 04/24/08	116,305,348	116,305,348	96,754,419
Whistlejacket Capital Ltd., 0.462% 06/09/08	78,848,358	78,848,358	65,593,949
Wickersham Entity, LLC 5.000% 11/10/09	156,669,473	126,069,473	83,238,491

At the end of the reporting period, management estimated the fair value of the Agreement to be $636,200,000 (See Notes 9 and 10).

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Ordinary Income*	$2,024,670,906
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$636,200,000
Unrealized depreciation	(800,682,463)
Net unrealized depreciation	$(164,482,463)

29

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$1,212,945
2012	1,218,785
2013	2,696,673
2014	10,918,073
2015	91,495
2016	485,341
Total	$16,623,312

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and

30

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Class B Shares	0.75%	0.75%
Class C Shares	0.75%	0.75%

31

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Class B Shares	0.25%	0.25%
Class C Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Marsico Shares	0.25%	0.25%

*    The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that the waiver will continue after December 31, 2009.

**    To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Institutional Class and Marsico shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate (after fee waivers)	Plan Limit
Class A Shares	0.10%	0.10%
Class B Shares	0.10%	0.10%
Class C Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

32

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period ended
2012	2011	2010	2009	recovery	2/28/2009
$12,260,915	$31,484,601	$39,962,152	$16,504,916	$100,212,584	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $2,085 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of February 28, 2009, 47.4% of the Fund's shares outstanding were beneficially owned by three participant

33

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 42.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, own ABCP including commercial paper issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Over the past 18 months, the ABCP market has undergone a structural overhaul in response to the slowing economy, the stressed liquidity environment, and the repricing of risk by market participants. Through this evolution, various programs have been introduced by the Federal Reserve and the U.S. Treasury to restore stability, liquidity, and confidence in the money markets. Two of the initiatives with the most direct impacts to issuance and liquidity have been the ABCP Money Market Mutual Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility (CPFF). The AMLF program, launched in September 2008, provided an immediate boost to secondary market liquidity by providing a backstop bid to money funds and depository institutions looking to sell ABCP. The program allows ABCP owners to sell Tier-I CP into the program at amortized cost, essentially providing qualified market participants with a source of liquidity that has minimum risk. Overall ABCP issuance was significantly lower in 2008, and certain conduit structures (i.e. SIVs) disappeared from the landscape altogether, as market strain forced weaker programs/sponsors out of the market. Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of observable and reliable market quotations, Fund securities are valued at their "fair value" under procedures established by Columbia. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their Funds. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including, but not limited to, future cash flows adjusted as appropriate for liquidity, credit, market and/or other risk factors. Multiple inputs from various sources may be used to determine fair value. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

As of February 28, 2009, 4.7% of the Fund's total investments were valued based on fair values assigned by Columbia ("fair valued securities").

34

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market funds registered with the Securities and Exchange Commission under the 1940 Act for the period September 19, 2008 through December 18, 2008. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the extended Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the extended Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The extended Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the extended Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

The Fund has paid $17,692,147 to participate in the Program and the extended Program. This Program participation payment is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 5.

On March 31, 2009, the Treasury announced the second extension of the Program from May 1, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the second extension of Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain

35

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. The Axon securities are covered securities under the Capital Support Agreement discussed in Note 3. At February 28, 2009 these securities represent 0.23% of the total investments of the Fund.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. The Issuer Entity LLC security held by the Fund is a covered security under the Capital Support Agreement discussed in Note 3. At February 28, 2009 this security represents 0.03% of the total investments of the Fund.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities are covered securities under the Capital Support Agreement discussed in Note 3. At February 28, 2009 these securities represent 0.63% of the total investments of the Fund.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with

36

Columbia Cash Reserves,
February 28, 2009 (Unaudited)

respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement discussed in Note 3. At February 28, 2009 these securities represent 0.36% of the total investments of the Fund.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received Wickersham Entity LLC securities in exchange for the Thornburg securities. The Wickersham Entity LLC security is a covered security under the Capital Support Agreement discussed in Note 3. At February 28, 2009, this security represents 0.18% of the total investments of the Fund.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3. At February 28, 2009, this security represents 0.12% of the total investments of the Fund.

As of February 28, 2009, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $636,200,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from December 12, 2007 through February 28, 2009 was $639,000,000.

Note 11. Business Combinations and Mergers

On March 10, 2008 Columbia Prime Reserves, another series of the Trust, merged into Columbia Cash Reserves. Columbia Cash Reserves received a tax-free transfer of assets from Columbia Prime Reserves as follows:

Shares Issued	Net Assets Received
2,775,489,465	$2,775,115,904

Net Assets of Columbia Cash Reserves Prior to Combination	Net Assets of Columbia Prime Reserves Immediately Prior to Combination	Net Assets of Columbia Cash Reserves Immediately After Combination
$58,275,905,564	$2,775,115,904	$61,051,021,468

Note 12. Subsequent Event

On April 17, 2009, an affiliate of Columbia purchased from the Fund $196,648,885 of securities of Whistlejacket Capital Ltd. at a purchase price equal to amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable and the additional amount the Support Provider could be required to contribute under the Capital Support Agreement (See Note 3) was reduced to $662 million.

37

Board Consideration and Re-Approval of Investment
Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Cash Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Cash Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The

38

selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its Actual Management Rate and total expense ratio were appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to funds in its Universe with similar cost structure over some periods and the Fund's emphasis on liquidity and capital preservation over yield. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule. The Board also considered the support that the Fund received from CMA affiliates in the form of support agreements and securities purchases.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

39

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

40

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

41

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

42

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

43

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

44

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,
Steven E. Asher

45

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

49

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Cash Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8547-0209 (04/09) 09/76774

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	18

Board Consideration and Re-Approval of Investment Advisory Agreement	25

Summary of Management Fee Evaluation by Independent Fee Consultant	28

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Treasury Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.69	1,023.85	0.94	0.95	0.19
Trust Class Shares	1,000.00	1,000.00	1,001.29	1,023.55	1.24	1.25	0.25
Liquidity Class Shares	1,000.00	1,000.00	1,001.19	1,023.41	1.39	1.40	0.28
Adviser Class Shares	1,000.00	1,000.00	1,001.09	1,023.26	1.54	1.56	0.31
Investor Class Shares	1,000.00	1,000.00	1,000.99	1,023.21	1.59	1.61	0.32
Daily Class Shares	1,000.00	1,000.00	1,000.69	1,023.06	1.74	1.76	0.35
Class A Shares	1,000.00	1,000.00	1,000.89	1,023.01	1.79	1.81	0.36
Institutional Class Shares	1,000.00	1,000.00	1,001.49	1,023.70	1.09	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Treasury Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations – 41.7%
	Par ($)	Value ($)
U.S. Government Obligations – 41.7%
U.S. Treasury Bill
0.020% 03/12/09(a)	12,783,000	12,782,922
0.030% 04/02/09(a)	20,000,000	19,999,467
0.190% 04/09/09(a)	1,700,000,000	1,699,650,083
0.255% 03/05/09(a)	950,000,000	949,973,083
0.273% 03/26/09(a)	950,000,000	949,820,226
0.280% 03/05/09(a)	100,000,000	99,996,889
0.290% 07/30/09(a)	710,000,000	709,136,364
0.300% 07/30/09(a)	275,000,000	274,653,958
0.300% 09/15/09(a)	500,000,000	499,175,000
0.305% 09/15/09(a)	450,000,000	449,245,125
0.320% 07/30/09(a)	970,000,000	968,698,044
0.375% 10/22/09(a)	710,000,000	708,261,979
1.000% 06/04/09(a)	250,000,000	249,340,278
1.010% 06/04/09(a)	750,000,000	748,001,042
1.070% 07/30/09(a)	950,000,000	945,736,347
1.090% 07/02/09(a)	140,000,000	139,478,617
1.140% 07/02/09(a)	450,000,000	448,247,250
1.250% 04/29/09(a)	450,000,000	449,078,125
1.320% 04/29/09(a)	400,000,000	399,134,667
1.420% 03/26/09(a)	100,000,000	99,901,389
Total U.S. Government Obligations		10,820,310,855
Total Government & Agency Obligations (cost of $10,820,310,855)		10,820,310,855
Repurchase Agreements – 58.3%
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/27, market value $2,040,000,054 (repurchase proceeds $2,000,043,333)	2,000,000,000	2,000,000,000
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/02/09 at 0.270%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/39, market value $2,040,000,001 (repurchase proceeds $2,000,045,000)	2,000,000,000	2,000,000,000

	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/09/09 at 0.130%, collateralized by U.S. Treasury Obligations with various maturities to 07/15/13, market value $341,700,040 (repurchase proceeds $335,003,629)	335,000,000	335,000,000
Repurchase agreement with Barclays Capital, dated 02/27/09, due 04/08/09 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 07/15/15, market value $979,200,019 (repurchase proceeds $960,012,000)	960,000,000	960,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due 03/02/09 at 0.240%, collateralized by U.S. Treasury Obligations with various maturities to 01/15/27, market value $153,000,000 (repurchase proceeds $150,003,000)	150,000,000	150,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/16, market value $1,722,780,074 (repurchase proceeds $1,689,036,595)	1,689,000,000	1,689,000,000

See Accompanying Notes to Financial Statements.

2

Investment Portfolio – Columbia Treasury Reserves

February 28, 2009 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $255,000,290 (repurchase proceeds $250,005,208)	250,000,000	250,000,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/30, market value $727,859,786 (repurchase proceeds $713,602,866)	713,588,000	713,588,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Government Agency Obligations with various maturities to 01/15/39, market value $714,000,000 (repurchase proceeds $700,015,167)	700,000,000	700,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/27/09, due 03/02/09 at 0.050%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/09, market value $408,001,768 (repurchase proceeds $400,001,667)	400,000,000	400,000,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 02/27/09, due 03/02/09 at 0.270%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/15, market value $1,020,004,059 (repurchase proceeds $1,000,022,500)	1,000,000,000	1,000,000,000
Repurchase agreement with HSBC Bank USA, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by a U.S. Treasury Obligation maturing 02/15/27, market value $663,004,177 (repurchase proceeds $650,013,542)	650,000,000	650,000,000
Repurchase agreement with JPMorgan Chase, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 12/17/09, market value $192,781,880 (repurchase proceeds $189,003,938)	189,000,000	189,000,000
Repurchase agreement with JPMorgan Chase, dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/39, market value $1,020,003,286 (repurchase proceeds $1,000,021,667)	1,000,000,000	1,000,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/29, market value $510,000,044 (repurchase proceeds $500,010,417)	500,000,000	500,000,000
Repurchase agreement with Societe Generale, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 11/15/28, market value $612,000,084 (repurchase proceeds $601,250,000) (cost of $600,000,000)	600,000,000	600,000,000
Repurchase agreement with Societe Generale, dated 02/27/09, due 03/02/09 at 0.270%, collateralized by U.S. Government Agency Obligations with various maturities to 11/20/38, market value $918,000,000 (repurchase proceeds $900,020,250)	900,000,000	900,000,000
Repurchase agreement with UBS Warburg AG, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by U.S. Treasury Obligations with various maturities to 08/27/09, market value $510,003,361 (repurchase proceeds $500,010,417)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Government Agency Obligations with various maturities to 02/20/39, market value $601.800,682 (repurchase proceeds $590,012,783)	590,000,000	590,000,000
Total Repurchase Agreements (cost of $15,126,588,000)		15,126,588,000
Total Investments – 100.0% (cost of $25,946,898,855) (b)		25,946,898,855
Other Assets & Liabilities, Net – 0.0%		(5,770,018)
Net Assets – 100.0%		25,941,128,837

Notes to Investment Portfolio:

(a) The rate shown represents the annualized yield at the date of purchase.

(b) Cost for federal income tax purposes is $25,946,898,855.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Treasury Reserves

February 28, 2009 (Unaudited)

		($)
Assets	Repurchase agreements, at cost approximating value	15,126,588,000
	Investments, at amortized cost approximating value	10,820,310,855
	Total investments, at cost approximating value	25,946,898,855
	Cash	490
	Receivable for:
	Fund shares sold	152,068
	Interest	466,138
	Expense reimbursement due from investment advisor	187,872
	Trustees' deferred compensation plan	189,311
	Other assets	463,166
	Total Assets	25,948,357,900
Liabilities	Payable for:
	Fund shares repurchased	14,421
	Distributions	918,652
	Investment advisory fee	3,115,340
	Administration fee	821,224
	Transfer agent fee	31,351
	Trustees' fees	153,422
	Pricing and bookkeeping fees	13,687
	Custody fee	123,154
	Distribution and service fees	1,580,005
	Shareholder administration fee	222,676
	Chief compliance officer expenses	650
	Trustees' deferred compensation plan	189,311
	Other liabilities	45,170
	Total Liabilities	7,229,063
	Net Assets	25,941,128,837
Net Assets Consist of	Paid-in capital	25,943,067,989
	Overdistributed net investment income	(247,199)
	Accumulated net realized loss	(1,691,953)
	Net Assets	25,941,128,837

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Treasury Reserves

February 28, 2009 (Unaudited) (continued)

Capital Class Shares	Net assets	$10,539,022,412
	Shares outstanding	10,540,692,835
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,497,553,632
	Shares outstanding	1,497,792,022
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$633,050,267
	Shares outstanding	633,162,708
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$8,411,631,214
	Shares outstanding	8,412,987,043
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$169,851,864
	Shares outstanding	169,879,779
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,839,245,956
	Shares outstanding	1,839,535,686
	Net asset value per share	$1.00
Class A Shares	Net assets	$243,576,542
	Shares outstanding	243,615,551
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,607,196,950
	Shares outstanding	2,607,615,025
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Treasury Reserves

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	84,070,031
Expenses	Investment advisory fee	25,179,115
	Administration fee	15,037,469
	Distribution fee:
	Investor Class Shares	176,893
	Daily Class Shares	3,369,893
	Class A Shares	160,891
	Service fee:
	Liquidity Class Shares	1,135,545
	Adviser Class Shares	13,251,512
	Investor Class Shares	442,233
	Daily Class Shares	2,407,067
	Class A Shares	402,229
	Shareholder administration fee:
	Trust Class Shares	745,839
	Institutional Class Shares	743,834
	Class A Shares	160,891
	Transfer agent fee	959,112
	Pricing and bookkeeping fees	76,656
	Trustees fees	(3,845)
	Custody fee	393,751
	Chief compliance officer expenses	5,280
	Other expenses	587,672
	Total Expenses	65,232,037
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(10,066,554)
	Expenses waived by the distributor:
	Trust Class Shares	(265,006)
	Liquidity Class Shares	(724,810)
	Adviser Class Shares	(6,971,514)
	Investor Class Shares	(384,359)
	Daily Class Shares	(4,206,722)
	Class A Shares	(452,578)
	Institutional Class Shares	(222,174)
	Expense reductions	(270,018)
	Net Expenses	41,668,302
	Net Investment Income	42,401,729
	Net Increase Resulting from Operations	42,401,729

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	42,401,729	706,368,824
	Net increase resulting from operations	42,401,729	706,368,824
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(21,925,992)	(293,834,552)
	Trust Class Shares	(1,500,491)	(23,559,029)
	Liquidity Class Shares	(1,168,914)	(22,561,967)
	Adviser Class Shares	(11,125,063)	(249,041,716)
	Investor Class Shares	(260,395)	(6,378,338)
	Daily Class Shares	(915,859)	(22,810,944)
	Class A Shares	(304,315)	(12,167,078)
	Institutional Class Shares	(5,200,699)	(76,107,021)
	Total distributions to shareholders	(42,401,728)	(706,460,645)
	Net Capital Stock Transactions	(2,546,943,949)	6,697,593,009
	Total increase (decrease) in net assets	(2,546,943,948)	6,697,501,188
Net Assets	Beginning of period	28,488,072,785	21,790,571,597
	End of period	25,941,128,837	28,488,072,785
	Overdistibuted net investment income at end of period	(247,199)	(247,200)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	41,120,593,144	41,120,593,144	46,506,164,468	46,506,164,468
Distributions reinvested	14,225,311	14,225,311	221,233,824	221,233,824
Redemptions	(42,032,200,458)	(42,032,200,458)	(42,622,193,979)	(42,622,193,979)
Net increase (decrease)	(897,382,003)	(897,382,003)	4,105,204,313	4,105,204,313
Trust Class Shares
Subscriptions	1,588,760,079	1,588,760,079	1,261,006,799	1,261,006,799
Distributions reinvested	7,829	7,829	95,412	95,412
Redemptions	(1,055,991,336)	(1,055,991,336)	(1,002,635,770)	(1,002,635,770)
Net increase	532,776,572	532,776,572	258,466,441	258,466,441
Liquidity Class Shares
Subscriptions	1,445,096,031	1,445,096,031	4,729,939,661	4,729,939,661
Distributions reinvested	751,664	751,664	17,636,055	17,636,055
Redemptions	(1,808,782,153)	(1,808,782,152)	(4,502,358,828)	(4,502,358,828)
Net increase (decrease)	(362,934,458)	(362,934,457)	245,216,888	245,216,888
Adviser Class Shares
Subscriptions	14,044,439,535	14,044,439,534	37,619,961,443	37,619,961,443
Distributions reinvested	1,264,031	1,264,031	23,986,127	23,986,127
Redemptions	(16,058,833,598)	(16,058,833,598)	(36,281,122,784)	(36,281,122,784)
Net increase (decrease)	(2,013,130,032)	(2,013,130,033)	1,362,824,786	1,362,824,786
Investor Class Shares
Subscriptions	809,044,363	809,044,363	1,602,253,184	1,602,253,184
Distributions reinvested	202,806	202,806	4,490,348	4,490,348
Redemptions	(874,364,084)	(874,364,084)	(1,591,877,417)	(1,591,877,417)
Net increase (decrease)	(65,116,915)	(65,116,915)	14,866,115	14,866,115
Daily Class Shares
Subscriptions	2,518,587,966	2,518,587,966	1,780,163,246	1,780,163,246
Distributions reinvested	915,723	915,723	22,806,261	22,806,261
Redemptions	(1,839,434,510)	(1,839,434,510)	(1,526,029,801)	(1,526,029,801)
Net increase	680,069,179	680,069,179	276,939,706	276,939,706
Class A Shares
Subscriptions	256,491,409	256,491,409	2,130,113,062	2,130,113,062
Distributions reinvested	13,041	13,041	370,578	370,578
Redemptions	(390,151,209)	(390,151,209)	(2,401,825,242)	(2,401,825,242)
Net decrease	(133,646,759)	(133,646,759)	(271,341,602)	(271,341,602)
Institutional Class Shares
Subscriptions	5,737,250,994	5,737,250,994	16,051,106,440	16,051,106,440
Distributions reinvested	4,546,017	4,546,017	55,434,661	55,434,661
Redemptions	(6,029,376,544)	(6,029,376,544)	(15,401,124,739)	(15,401,124,739)
Net increase (decrease)	(287,579,533)	(287,579,533)	705,416,362	705,416,362

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0017		0.0282	0.0503	0.0202		0.0345	0.0144	0.0093
Less Distributions to Shareholders:
From net investment income	(0.0017)		(0.0282)	(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.17	%(d)	2.85%	5.14%	2.04	%(d)	3.50%	1.45%	0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.19	%(f)	0.20%	0.20%	0.20	%(f)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.31	%(f)	2.80%	4.98%	4.83	%(f)	3.51%	1.41%	0.94%
Net assets, end of period (000's)	$10,539,022		$11,436,408	$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0013		0.0272	0.0493	0.0198		0.0335	0.0134	0.0083
Less Distributions to Shareholders:
From net investment income	(0.0013)		(0.0272)	(0.0493)	(0.0198)		(0.0335)	(0.0134)	(0.0083)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.13	%(d)(g)	2.75%	5.04%	2.00	%(d)	3.40%	1.35%	0.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.25	%(f)	0.30%	0.30%	0.30	%(f)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.10	%(f)	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.20	%(f)(g)	2.62%	4.92%	4.74	%(f)	3.35%	1.31%	0.84%
Net assets, end of period (000's)	$1,497,554		$964,875	$706,054	$753,036		$658,693	$656,083	$808,567

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0012		0.0267		0.0488	0.0196		0.0330	0.0129	0.0078
Less Distributions to Shareholders:
From net investment income	(0.0012)		(0.0267)		(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.12	%(d)(h)	2.70	%(e)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.28	%(g)	0.35%		0.35%	0.35	%(g)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.22	%(g)	0.15%		0.16%	0.16	%(g)	0.16%	0.17%	0.68%
Net investment income (f)	0.26	%(g)(h)	2.53	%(e)	4.86%	4.68	%(g)	3.31%	1.32%	0.79%
Net assets, end of period (000's)	$633,050		$995,952		$750,842	$463,198		$428,929	$413,480	$347,723

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0011		0.0257	0.0478	0.0192		0.0320	0.0119	0.0068
Less Distributions to Shareholders:
From net investment income	(0.0011)		(0.0257)	(0.0478)	(0.0192)		(0.0320)	(0.0119)	(0.0068)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.11	%(d)(g)	2.60%	4.88%	1.93	%(d)	3.24%	1.20%	0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.31	%(f)	0.45%	0.45%	0.45	%(f)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.19	%(f)	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.21	%(f)(g)	2.50%	4.77%	4.58	%(f)	3.30%	1.20%	0.69%
Net assets, end of period (000's)	$8,411,631		$10,424,598	$9,062,032	$7,525,633		$7,418,032	$4,608,621	$4,019,140

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0010		0.0247	0.0468	0.0188		0.0310	0.0109	0.0058
Less Distributions Declared to Shareholders:
From net investment income	(0.0010)		(0.0247)	(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.10	%(d)(g)	2.50%	4.78%	1.89	%(d)	3.14%	1.10%	0.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.32	%(f)	0.55%	0.55%	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.28	%(f)	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.15	%(f)(g)	2.42%	4.68%	4.49	%(f)	3.05%	1.02%	0.59%
Net assets, end of period (000's)	$169,852		$234,962	$219,797	$180,073		$230,999	$368,396	$450,784

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0007		0.0222	0.0443	0.0177		0.0285	0.0085	0.0033
Less Distributions to Shareholders:
From net investment income	(0.0007)		(0.0222)	(0.0443)	(0.0177)		(0.0285)	(0.0085)	(0.0033)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.07	%(d)(g)	2.25%	4.52%	1.79	%(d)	2.88%	0.85%	0.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.35	%(f)	0.79%	0.80%	0.80	%(f)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.50	%(f)	0.06%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.10	%(f)(g)	2.11%	4.42%	4.24	%(f)	3.06%	0.83%	0.34%
Net assets, end of period (000's)	$1,839,246		$1,159,298	$882,296	$648,576		$710,078	$256,064	$291,341

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008	2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0009		0.0237	0.0458	0.0184		0.0300	0.0099	0.0048
Less Distributions to Shareholders:
From net investment income	(0.0009)		(0.0237)	(0.0458)	(0.0184)		(0.0300)	(0.0099)	(0.0048)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.09	%(f)(i)	2.40%	4.67%	1.85	%(f)	3.04%	1.00%	0.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.36	%(h)	0.65%	0.65%	0.65	%(h)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.34	%(h)	0.05%	0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	0.19	%(h)(i)	2.53%	4.57%	4.39	%(h)	3.05%	0.95%	0.49%
Net assets, end of period (000's)	$243,577		$377,207	$647,929	$593,733		$707,503	$632,569	$702,673

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0015		0.0278	0.0499	0.0201		0.0341	0.0140	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0015)		(0.0278)	(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.15	%(d)	2.81%	5.10%	2.02	%(d)	3.46%	1.41%	0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.22	%(f)	0.24%	0.24%	0.24	%(f)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.07	%(f)	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	0.28	%(f)	2.68%	4.96%	4.81	%(f)	3.51%	1.42%	0.90%
Net assets, end of period (000's)	$2,607,197		$2,894,773	$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Treasury Reserves

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Treasury Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value. The Fund is closed to new investors and new accounts as well as to additional purchases by existing investors as of the close of business on January 5, 2009.

The Board of Trustees of the Trust has approved a modification of the terms of the temporary closing currently in effect for the Fund to permit existing shareholders to make additional investments in the Fund, effective April 15, 2009.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	$25,946,898,855	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$25,946,898,855	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

19

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$706,460,645

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$16,507
2010	20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185
Total	1,691,953

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following

20

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

21

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate (after fee waivers)	Plan Limit
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia and/or the Distributor have voluntarily agreed to waive fees and/or reimburse the Fund for expenses to the extent necessary to maintain a minimum annualized net yield.

For the period from September 1, 2008 to September 16, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.10%; for the period from September 17, 2008 to September 29, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.05% and for the period from September 30, 2008, to December 14, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.01%. Effective December 15, 2008 to February 28, 2009, the minimum annualized net yield for all classes of the Fund is being maintained at 0.00%.

In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

22

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month
2012	2011	2010	2009	recovery	period ended 2/28/2009
$8,393,038	$14,300,715	$9,040,320	$3,256,173	$34,990,246	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuation, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $270,018 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each

23

Columbia Treasury Reserves

February 28, 2009 (Unaudited)

participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 65.8% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had two shareholders that held 21.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Treasury Reserves is referred to as the "Fund."
More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by

25

iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its Actual Management Rate was appreciably above the median of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to its performance Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield, that outweighed the factor noted above. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to

26

other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

27

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

28

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

29

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

30

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual

31

fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,
Steven E. Asher

32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Treasury Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8454-0209 (04/09) 09/76776

Columbia Management®

Semiannual Report

February 28, 2009

Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	21

Board Consideration and Re-Approval of Investment Advisory Agreement	29

Summary of Management Fee Evaluation by Independent Fee Consultant	32

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,008.18	1,023.70	1.10	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,007.69	1,023.21	1.59	1.61	0.32
Adviser Class Shares	1,000.00	1,000.00	1,006.89	1,022.46	2.34	2.36	0.47
Class A Shares	1,000.00	1,000.00	1,006.00	1,021.47	3.33	3.36	0.67
Daily Class Shares	1,000.00	1,000.00	1,005.31	1,020.78	4.03	4.06	0.81
Institutional Class Shares	1,000.00	1,000.00	1,007.98	1,023.51	1.29	1.30	0.26
Retail A Shares	1,000.00	1,000.00	1,007.69	1,023.21	1.59	1.61	0.32
G-Trust Shares	1,000.00	1,000.00	1,008.18	1,023.70	1.10	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 99.8%
	Par ($)	Value ($)
New York – 98.9%
NY Addison Central School District
Series 2009, 3.750% 01/21/10	3,050,000	3,103,503
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc., Series 2001 A, LOC: KeyBank N.A. 1.370% 03/01/31 (a)	6,615,000	6,615,000
NY Allegany County Industrial Development Agency
Houghton College, Series 2004 A, LOC: KeyBank N.A. 0.950% 04/01/29 (a)	4,500,000	4,500,000
NY Board of Cooperative Educational Services First Supervisory District Suffolk County
Series 2008, 2.500% 06/26/09	8,500,000	8,517,390
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home, Series 2003, LOC: Bank of New York 0.540% 02/01/29 (a)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing, Series 2003, LOC: Bank of New York 0.540% 02/01/29 (a)	2,665,000	2,665,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc., Series 2006, LIQ FAC: FHLMC 0.590% 05/01/31 (a)	4,305,000	4,305,000
NY Dormitory Authority
0.550% 03/09/09	10,300,000	10,300,000
Catholic Health System, Series 2008, LOC: HSBC Bank USA N.A. 0.540% 07/01/34 (a)	2,470,000	2,470,000
Le Moyne College, Series 2009, LOC: TD Banknorth N.A. 0.450% 01/01/39	5,000,000	5,000,000
New York Public Library: Series 1999 A, LOC: TD Bank N.A. 0.350% 07/01/28 (a)	6,440,000	6,440,000

	Par ($)	Value ($)
Series 1999 B, LOC: TD Bank N.A. 0.350% 07/01/28 (a)	10,900,000	10,900,000
Series 2007 A, LIQ FAC: Citibank N.A. 0.660% 03/15/37 (a)(b)	12,600,000	12,600,000
Series 2008 A1, LOC: Allied Irish Bank PLC 2.200% 09/01/36 (a)	6,500,000	6,500,000
Series 2008, LIQ FAC: Citibank N.A. 0.670% 08/15/25 (a)(b)	28,130,000	28,130,000
Series 2009, LIQ FAC: Citibank N.A. 0.710% 08/15/31 (a)(b)	5,995,000	5,995,000
Sisters of Charity Hospital, Series 2006 C, LOC: HSBC Bank USA N.A. 0.540% 07/01/22 (a)	6,200,000	6,200,000
Wagner College Series 2009, LOC: TD Bank N.A. 0.480% 07/01/38 (a)	3,000,000	3,000,000
NY Dutchess County Industrial Development Agency
Marist College: Series 1999 A, LOC: JPMorgan Chase Bank 0.650% 07/01/28 (a)	3,200,000	3,200,000
Series 2005 A, LOC: Bank of New York 0.650% 07/01/35 (a)	8,435,000	8,435,000
Trinity Pawling School Corp., Series 2002, LOC: PNC Bank, N.A. 0.600% 10/01/32 (a)	2,065,000	2,065,000
NY East Rochester Housing Authority Revenue
Series 2006 A, LOC: Citizens Bank N.A. 0.580% 12/01/36 (a)	5,900,000	5,900,000
NY Eclipse Funding Trust
Series 2006 -28, LIQ FAC: U.S. Bank N.A. 0.580% 11/15/13 (a)	2,500,000	2,500,000
Series 2006, LIQ FAC: U.S. Bank N.A. 0.580% 06/15/12 (a)(b)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

2

Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Elmira Heights Central School District
Series 2008, 2.750% 07/15/09	7,100,000	7,115,512
NY Environmental Facilities Corp.
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.580% 12/15/15 (a)	3,625,000	3,625,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc., Series 2006 B, LOC: Citizens Bank N.A. 0.490% 11/15/36 (a)	12,000,000	12,000,000
Series 1996, LOC: Key Bank of New York 1.250% 11/01/16 (a)	535,000	535,000
Suburban Adult Services Inc., Series 2008, LOC: KeyBank N.A. 1.150% 06/01/22 (a)	3,090,000	3,090,000
NY Greenport Union Free School District
Series 2008, 2.750% 06/30/09	1,800,000	1,800,388
NY Guilderland Industrial Development Agency
Wildwood Programs, Inc., Series 2007 A, LOC: KeyBank N.A. 0.950% 07/01/32 (a)	4,100,000	4,100,000
NY Hempstead Union Free School District
Series 2008, 3.750% 06/12/09	6,320,000	6,346,997
NY Herkimer County Industrial Development Agency
Templeton Foundation, Series 2000, LOC: KeyBank N.A. 0.950% 12/01/14 (a)	1,730,000	1,730,000
NY Housing Finance Agency
Barclay Street Realty LLC, Series 2004 A, Guarantor: FNMA 0.480% 11/15/37 (a)	10,800,000	10,800,000
Series 2009, LOC: Wachovia Bank N.A.: 0.400% 05/01/42 (a)	14,265,000	14,265,000
0.450% 05/01/42 (a)	4,200,000	4,200,000
NY La Fargeville Central School District
Series 2008, 2.750% 07/10/09	2,000,000	2,003,503

	Par ($)	Value ($)
NY Livingston County Industrial Development Agency
Nicholas H. Noyes Memorial Hospital, Series 2007 A, LOC: HSBC Bank USA N.A. 0.540% 07/01/19 (a)	2,457,000	2,457,000
NY Local Government Assistance Corp.
Series 1995 D, LOC: Societe Generale 0.400% 04/01/25 (a)	3,380,000	3,380,000
Series 1995 F, LOC: Societe Generale 0.750% 04/01/25 (a)	6,100,000	6,100,000
Series 1995, LOC: Bank of Nova Scotia 0.470% 04/01/25 (a)	1,135,000	1,135,000
Series 2003 A-6V, SPA: KBC Bank NV 1.500% 04/01/18 (a)	20,950,000	20,950,000
Series 2006, GTY AGMT: Dexia Credit Local 3.020% 04/01/21 (a)	5,235,000	5,235,000
Series 2008 B, SPA: Dexia Credit Local 2.000% 04/01/21 (a)	17,290,000	17,290,000
NY Long Island Power Authority
0.600% 03/09/09	11,000,000	11,000,000
Series 2003, SPA: Dexia Credit Local 3.250% 12/01/29 (a)	10,000,000	10,000,000
NY Marlboro Central School District
Series 2008: 3.250% 12/17/09	8,600,000	8,650,121
4.500% 07/15/09	11,000,000	11,019,947
NY Metropolitan Transportation Authority
2.900% 03/10/09	25,000,000	25,000,000
Series 2005 G-2, LOC: BNP Paribas 0.400% 11/01/26 (a)	8,950,000	8,950,000
Series 2008 B-1, LOC: Scotiabank 0.350% 11/01/34 (a)	7,400,000	7,400,000
Series 2008 B-2, LOC: BNP Paribas 0.350% 11/01/34 (a)	8,125,000	8,125,000
Series 2008 B-3, LOC: Lloyds TSB Bank PLC 0.350% 11/01/34 (a)	7,800,000	7,800,000

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, LOC: Bank of Nova Scotia 0.450% 11/01/26 (a)	38,100,000	38,100,000
NY Monroe County Industrial Development Agency
Association For The Blind, Series 2008 B, LOC: JPMorgan Chase Bank 1.030% 02/01/38 (a)	1,900,000	1,900,000
Cherry Ridge Independent Living, Series 2005, LOC: HSBC Bank USA N.A. 0.400% 01/01/35 (a)	2,190,000	2,190,000
DePaul Properties, Inc., Series 2006, LOC: KeyBank N.A. 0.750% 06/01/26 (a)	6,995,000	6,995,000
Monroe Community College Association, Inc., Series 2002 A, LOC: JPMorgan Chase Bank 0.520% 01/15/32 (a)	2,200,000	2,200,000
Nazareth College of Rochester, Series 2008, LOC: JPMorgan Chase Bank 0.670% 04/01/38 (a)	4,500,000	4,500,000
Series 1998, LOC: KeyBank N.A. 1.150% 08/01/18 (a)	2,870,000	2,870,000
St. Ann's Nursing Home Co., Inc., Series 2000, LOC: HSBC Bank USA N.A. 0.750% 07/01/30 (a)	4,855,000	4,855,000
St. Ann's Nursing Home for the Aged, Series 2000, LOC: HSBC Bank USA N.A. 0.750% 07/01/30 (a)	9,925,000	9,925,000
NY Mount Vernon City School District
Series 2008, 4.000% 08/11/09	9,124,852	9,196,590
NY Nassau County Tobacco Settlement Corp.
Series 1999 A, Pre-refunded 07/15/09: 6.250% 07/15/20	4,125,000	4,234,275
6.500% 07/15/27	10,000,000	10,274,017
NY Nassau Health Care Corp.
Series 1999, Pre-refunded 08/01/09: 5.500% 08/01/19	18,750,000	19,454,906
5.750% 08/01/29	3,000,000	3,115,911

	Par ($)	Value ($)
NY New York City Cultural Trust
American Museum of Natural History, Series 1999 A, Pre-refunded 07/01/09, 5.750% 07/01/29	19,880,000	20,339,973
Lincoln Center for Performing Arts, Series 2008 B-1, LOC: U.S. Bank N.A. 0.350% 11/01/38 (a)	3,750,000	3,750,000
Series 2008, LIQ FAC: Citibank N.A. 0.740% 07/01/31 (a)	1,600,000	1,600,000
NY New York City Housing Development Corp.
201 Pearl LLC, Series 2006 A, Guarantor: FNMA 0.480% 10/15/41 (a)	20,000,000	20,000,000
East 124th Street LLC, Series 2008, Guarantor: FHLMC 0.450% 11/01/46 (a)	5,000,000	5,000,000
James West Ninety LLC, Series 2002 A, Guarantor: FNMA 0.500% 06/15/32 (a)	3,637,500	3,637,500
Multi-Family Housing, 96th Street Associates LP, Series 1997 A, Guarantor: FNMA 0.400% 11/15/19 (a)	48,080,000	48,080,000
Series 2008 M, 1.200% 11/01/13 (a)	12,400,000	12,400,000
Series 2008, LOC: Royal Bank of Scotland 0.430% 03/01/48 (a)	35,000,000	35,000,000
NY New York City Industrial Development Agency
Allen-Stevenson School, Series 2004, LOC: Allied Irish Bank PLC 2.000% 12/01/34 (a)	920,000	920,000
Jewish Community Center, Series 2000, LOC: Manufacturers & Traders 0.720% 03/01/30 (a)	8,685,000	8,685,000
New York Law School: Series 2006 B1, LOC: Allied Irish Bank PLC 0.730% 07/01/36 (a)	9,300,000	9,300,000

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006 B2, LOC: Citizens Bank 0.530% 07/01/36 (a)	1,650,000	1,650,000
Series 2008, LIQ FAC: Citibank N.A. 0.730% 07/01/41 (a)	2,700,000	2,700,000
NY New York City Municipal Water Finance Authority
1.600% 03/09/09	5,700,000	5,700,000
Series 2001 F-2, SPA: JPMorgan Chase Bank 0.500% 06/15/33 (a)	2,000,000	2,000,000
Series 2005 AA-3, SPA: Dexia Credit Local 1.900% 06/15/32 (a)	26,850,000	26,850,000
Series 2005, LIQ FAC: Citibank N.A. 0.670% 06/15/36 (a)	25,075,000	25,075,000
Series 2008 B-2, SPA: Lloyds TSB Bank PLC 0.550% 06/15/24 (a)	9,360,000	9,360,000
Series 2008 B-4, SPA: BNP Paribas 0.460% 06/15/23 (a)	5,200,000	5,200,000
Series 2008: LIQ FAC: Citibank N.A. 0.740% 06/15/38 (a)	1,800,000	1,800,000
LIQ FAC: JPMorgan Chase Bank 0.580% 06/15/10 (a)	13,405,000	13,405,000
LOC: Citigroup Financial Products 0.980% 06/15/40 (a)(b)	3,900,000	3,900,000
NY New York City Transitional Finance Authority
Series 2002 1C, LIQ FAC: JPMorgan Chase Bank 0.400% 11/01/22 (a)	3,780,000	3,780,000
Series 2002 2C, LIQ FAC: Lloyds TSB Bank PLC 0.350% 11/01/22 (a)	6,000,000	6,000,000
Series 2002 3-H, SPA: Royal Bank of Canada 0.400% 11/01/22 (a)	7,730,000	7,730,000
Series 2002 3D, SPA: Dexia Credit Local 1.750% 11/01/22 (a)	7,300,000	7,300,000
Series 2002, LIQ FAC: JPMorgan Chase & Co. 0.970% 08/01/22 (a)	18,255,000	18,255,000
Series 2007, LIQ FAC: Citigroup Financial Products 0.980% 02/01/31 (a)	11,050,000	11,050,000

	Par ($)	Value ($)
NY New York City
Series 1993 E4, LOC: Fortis Bank SA/NV 5.000% 08/01/22 (a)	5,700,000	5,700,000
Series 1995 F-3, LOC: Morgan Guaranty Trust 0.480% 02/15/13 (a)	1,900,000	1,900,000
Series 1999 I: 3.500% 08/01/09	1,250,000	1,264,997
Pre-refunded 04/15/09 5.250% 04/15/13	4,390,000	4,455,772
Series 2002 C-4, LOC: BNP Paribas 0.480% 08/01/20 (a)	2,500,000	2,500,000
Series 2002 C5, LOC: Bank of New York 0.480% 08/01/20 (a)	3,735,000	3,735,000
Series 2004 -h2, LOC: Bank of New York 0.480% 03/01/34 (a)	3,885,000	3,885,000
Series 2006 I-4, LOC: Bank of New York 0.500% 04/01/36 (a)	10,900,000	10,900,000
Series 2006 I-6, LOC: California State Teachers Retirement System 0.400% 04/01/36 (a)	10,000,000	10,000,000
Series 2008 K, SPA: Wachovia Bank N.A. 1.150% 08/01/20 (a)	6,660,000	6,660,000
Series 2008, LIQ FAC: Citibank N.A.: 0.670% 08/01/21 (a)(b)	2,955,000	2,955,000
0.670% 06/01/23 (a)(b)	7,080,000	7,080,000
NY Onondaga County Industrial Development Agency
Syracuse University, Series 2008 B, LOC: JPMorgan Chase Bank 0.450% 07/01/37 (a)	8,295,000	8,295,000
NY Oppenheim-Ephratah Central School District
Series 2008, 3.000% 08/07/09	5,080,000	5,101,687
NY Otsego County Industrial Development Agency
Templeton Foundation, Series 2007, LOC: KeyBank N.A. 0.950% 06/01/27 (a)	3,365,000	3,365,000

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Power Authority
Series 1985, LIQ FAC: Bank of Nova Scotia: 1.600% 03/01/16 (a)	2,760,000	2,760,000
1.600% 03/01/20 (a)	29,100,000	29,100,000
Series 2007, Insured: MBIA, LIQ FAC: Citigroup Financial Products 0.850% 11/15/47 (a)	4,950,000	4,950,000
NY Reset Optional Certificates Trust II-R
Series 2006, LIQ FAC: Citibank N.A. 0.670% 10/01/35 (a)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
Peconic Bay Medical Center, Series 2006 A, LOC: HSBC Bank USA N.A. 0.540% 07/01/31 (a)	7,825,000	7,825,000
NY Rush- Henrietta Central School District
Series 2009, 3.500% 06/15/09	900,998	907,588
NY Saratoga County Industrial Development Agency
Sarasota Hospital, Series 2007 A, LOC: KeyBank N.A. 1.370% 12/01/32 (a)	3,945,000	3,945,000
NY South Huntington Union Free School District
Series 2009, 3.000% 09/15/09	905,000	914,801
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center, Series 2006 C, LOC: KeyBank N.A. 1.370% 12/01/31 (a)	3,705,000	3,705,000
St. Lawrence University: Series 2001, LOC: HSBC Bank USA N.A. 0.300% 10/01/31 (a)	11,550,000	11,550,000
Series 2005, LOC: HSBC Bank USA N.A. 0.300% 07/01/32 (a)	8,225,000	8,225,000
NY Suffolk County Industrial Development Agency
Touro College, Series 2007, LOC: JPMorgan Chase Bank 0.530% 06/01/37	9,925,000	9,925,000

	Par ($)	Value ($)
NY Suffolk County
Series 2009 I, 2.000% 08/13/09	25,000,000	25,135,563
NY Syracuse Industrial Development Agency
Crouse Health Hospital, Series 2007 A, LOC: KeyBank N.A. 1.370% 01/01/33 (a)	5,000,000	5,000,000
NY Syracuse
Series 2008 A, 2.750% 06/19/09	890,000	891,441
NY Thruway Authority Revenue
Series 2003 A, 5.000% 03/15/09	3,720,000	3,725,017
Series 2003, 5.000% 03/15/10	6,055,000	6,312,462
NY Tobacco Settlement Financing Authority
Series 2006, GTY AGMT: Merrill Lynch & Co., SPA: Merrill Lynch Capital Services 0.720% 06/01/20 (a)(c)	32,000,000	32,000,000
NY Triborough Bridge & Tunnel Authority
Series 2005 A, SPA: Dexia Credit Local 1.750% 11/01/35 (a)	11,765,000	11,765,000
Series 2008 54, LOC: Societe Generale 0.650% 01/01/32 (a)	3,830,000	3,830,000
Series 2008, LIQ FAC: Citibank N.A. 0.850% 11/15/32 (a)	4,360,000	4,360,000
Series 2009 A1, 2.000% 11/15/38	5,000,000	5,059,825
NY Troy Industrial Development Authority
Rensselaer Polytechnical Institute, Series 2002 D, LOC: Northern Trust Co. 0.350% 09/01/42 (a)	13,250,000	13,250,000
NY TSASC, Inc.
Series 1999 -1, Pre-refunded 07/15/09: 6.250% 07/15/27	2,760,000	2,829,030
6.375% 07/15/39	15,250,000	15,654,712
NY Urban Development Corp.
Series 2004 A3A, SPA: Dexia Credit Local 0.750% 03/15/33 (a)	50,905,000	50,905,000

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004 A3C, SPA: Dexia Credit Local 0.750% 03/15/33	11,450,000	11,450,000
Series 2007: LIQ FAC: Citibank N.A. 0.680% 03/15/36 (a)(b)	2,500,000	2,500,000
LIQ FAC: CitiGroup Financial Products 1.010% 03/15/35 (a)	18,460,000	18,460,000
Series 2008 A-5, LOC: TD Banknorth N.A. 0.480% 01/01/30 (a)	11,800,000	11,800,000
Series 2009, LIQ FAC: Citibank N.A. 0.680% 12/15/28 (a)(b)	2,540,000	2,540,000
NY Westchester County Industrial Development
Westchester Jewish Community, Series 1998, LOC: Chase Manhattan Bank 1.030% 10/01/28 (a)	855,000	855,000
NY Wyandanch Union Free School District
Series 2008, 3.250% 06/26/09	4,500,000	4,514,108
NY Yates County Industrial Development Agency
Keuka College, Series 2003 B, LOC: KeyBank N.A. 0.950% 09/01/15 (a)	1,605,000	1,605,000
NY Yonkers Industrial Development Agency
Series 2005, LOC: JPMorgan Chase Bank 0.650% 06/01/36 (a)	23,350,000	23,350,000
New York Total		1,241,204,536

	Par ($)	Value ($)
PUERTO RICO – 0.9%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 19A, Insured: FSA, LIQ FAC: Societe Generale 0.640% 07/01/29	6,450,000	6,450,000
Series 2008, GTY AGMT: Citibank N.A. 0.690% 09/03/09	5,270,000	5,270,000
Puerto Rico Total		11,720,000
Total Municipal Bonds (cost of $1,252,924,536)		1,252,924,536
Total Investments – 99.8% (cost of $1,252,924,536) (d)		1,252,924,536
Other Assets & Liabilities, Net – 0.2%		2,897,148
Net Assets – 100.0%		1,255,821,684

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically and the interest rate reflects the rate at February 28, 2009.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $66,700,000, which represents 5.3% of net assets.

(c)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(d)  Cost for federal income tax purposes is $1,252,924,536.

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
IDA	Industrial Development Authority
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,252,924,536
	Cash	2,257
	Receivable for:
	Interest	3,669,340
	Expense reimbursement due from investment advisor/administrator	8,499
	Trustees' deferred compensation plan	1,188
	Other assets	104,179
	Total Assets	1,256,709,999
Liabilities	Payable for:
	Distributions	495,162
	Investment advisory fee	151,234
	Administration fee	28,988
	Transfer agent fee	3,071
	Pricing and bookkeeping fees	21,529
	Trustees' fees	42,331
	Audit fee	33,044
	Custody fee	8,432
	Distribution and service fees	17,276
	Shareholder administration fees	74,339
	Chief compliance officer expenses	21
	Trustees' deferred compensation plan	1,188
	Other liabilities	11,700
	Total Liabilities	888,315
	Net Assets	1,255,821,684
Net Assets Consist of	Paid-in capital	1,255,633,300
	Undistributed net investment income	15,265
	Accumulated net realized gain	173,119
	Net Assets	1,255,821,684

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$208,941,065
	Shares outstanding	208,902,824
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$833,546,395
	Shares outstanding	833,392,061
	Net asset value per share	$1.00
Advisor Class Shares	Net assets	$9,276,872
	Shares outstanding	9,275,160
	Net asset value per share	$1.00
Class A Shares	Net assets	$41,935,132
	Shares outstanding	41,926,942
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,493
	Shares outstanding	10,491
	Net asset value per share	$1.00
Institutional Shares	Net assets	$129,790,425
	Shares outstanding	129,766,317
	Net asset value per share	$1.00
Retail A Shares	Net assets	$60,599
	Shares outstanding	60,588
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$32,260,703
	Shares outstanding	32,254,743
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia New York Tax-Exempt Reserves

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	11,792,630
Expenses	Investment advisory fee	970,579
	Administration fee	512,347
	Distribution fee:
	Class A Shares	28,473
	Daily Class Shares	18
	Service fee:
	Adviser Class Shares	19,595
	Class A Shares	71,181
	Daily Class Shares	13
	Retail A Shares	30
	Shareholder administration fee:
	Class A Shares	28,473
	Trust Class Shares	393,176
	Institutional Class Shares	27,888
	Transfer agent fee	9,141
	Pricing and bookkeeping fees	95,298
	Trustees' fees	12,771
	Custody fee	14,726
	Chief compliance officer expenses	410
	Treasury temporary guarantee program fee	236,119
	Other expenses	95,436
	Total Expenses	2,515,674
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(410,082)
	Expenses waived by distributor—Daily Class Shares	— *
	Expense reductions	(6,523)
	Net Expenses	2,099,069
	Net Investment Income	9,693,561
	Net realized gain on investments	24,773
	Net Increase Resulting from Operations	9,718,334

    * Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	9,693,561	15,058,987
	Net realized gain on investments	24,773	148,346
	Net increase resulting from operations	9,718,334	15,207,333
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(2,061,205)	(3,076,885)
	Trust Class Shares	(5,808,861)	(6,258,826)
	Adviser Class Shares	(115,508)	(213,228)
	Class A Shares	(324,616)	(1,015,460)
	Daily Class Shares	(55)	(201)
	Institutional Class Shares	(1,122,872)	(3,965,367)
	Retail A Shares	(464)	(1,518)
	G-Trust Shares	(259,980)	(528,029)
	Total distributions to shareholders	(9,693,561)	(15,059,514)
	Net Capital Stock Transactions	(173,012,551)	1,035,049,061
	Total increase (decrease) in net assets	(172,987,778)	1,035,196,880
Net Assets	Beginning of period	1,428,809,462	393,612,582
	End of period	1,255,821,684	1,428,809,462
	Undistributed net investment income at end of period	15,265	15,265

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	418,781,781	418,781,781	718,652,350	718,652,349
Distributions reinvested	448,330	448,330	801,197	801,197
Redemptions	(582,439,273)	(582,439,272)	(409,934,566)	(409,934,566)
Net increase (decrease)	(163,209,162)	(163,209,161)	309,518,981	309,518,980
Trust Class Shares
Subscriptions	612,495,793	612,495,793	957,474,387	957,474,387
Proceeds received in connection with merger	—	—	731,753,800	731,798,904
Distributions reinvested	277,311	277,311	475,731	475,731
Redemptions	(509,974,562)	(509,974,562)	(999,171,543)	(999,171,543)
Net increase	102,798,542	102,798,542	690,532,375	690,577,479
Adviser Class Shares
Subscriptions	7,459,119	7,459,119	22,639,323	22,639,324
Distributions reinvested	110,928	110,928	210,412	210,412
Redemptions	(13,329,423)	(13,329,423)	(15,292,105)	(15,292,105)
Net increase (decrease)	(5,759,376)	(5,759,376)	7,557,630	7,557,631
Class A Shares
Subscriptions	38,917,532	38,917,532	200,361,280	200,361,280
Distributions reinvested	324,604	324,604	1,015,419	1,015,419
Redemptions	(100,250,655)	(100,250,655)	(142,305,509)	(142,305,509)
Net increase (decrease)	(61,008,519)	(61,008,519)	59,071,190	59,071,190
Daily Class Shares
Distributions reinvested	55	55	201	201
Institutional Class Shares
Subscriptions	151,599,017	151,599,017	396,868,507	396,868,507
Distributions reinvested	1,120,481	1,120,481	3,924,670	3,924,670
Redemptions	(204,246,263)	(204,246,263)	(442,554,669)	(442,554,669)
Net decrease	(51,526,765)	(51,526,765)	(41,761,492)	(41,761,492)
Retail A Shares
Subscriptions	2,500	2,500	11,000	11,000
Distributions reinvested	464	464	1,518	1,518
Redemptions	(8,107)	(9,135)	(10,800)	(10,800)
Net increase (decrease)	(5,143)	(6,171)	1,718	1,718
G-Trust Shares
Subscriptions	19,096,822	19,096,821	33,044,183	33,044,184
Redemptions	(13,397,977)	(13,397,977)	(22,960,830)	(22,960,830)
Net increase	5,698,845	5,698,844	10,083,353	10,083,354

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0082		0.0245		0.0346		0.0141		0.0251		0.0125	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0082)		(0.0245)		(0.0346)		(0.0141)		(0.0251)		(0.0125)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.82	%(d)	2.48	%(e)	3.51%		1.42	%(d)	2.53%		1.26%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(f)(g)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%	0.20%
Waiver/Reimbursement	0.06	%(g)	0.08%		0.11%		0.14	%(g)	0.14%		0.33%	0.27%
Net investment income	1.56	%(f)(g)	2.18	%(e)(f)	3.46	%(f)	3.38	%(f)(g)	2.66	%(f)	1.20%	0.93%
Net assets, end of period (000's)	$208,941		$372,166		$62,595		$44,563		$24,804		$2,852	$1,862

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0077		0.0235		0.0336		0.0137		0.0241		0.0115	0.0080
Less Distributions to Shareholders:
From net investment income	(0.0077)		(0.0235)		(0.0336)		(0.0137)		(0.0241)		(0.0115)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.77	%(d)	2.38	%(e)	3.41%		1.38	%(d)	2.43%		1.16%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(f)(g)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%	0.30%
Waiver/Reimbursement	0.06	%(g)	0.08%		0.11%		0.14	%(g)	0.14%		0.33%	0.27%
Net investment income	1.48	%(f)(g)	1.72	%(e)(f)	3.36	%(f)	3.27	%(f)(g)	2.46	%(f)	1.23%	0.83%
Net assets, end of period (000's)	$833,546		$730,700		$40,066		$31,364		$27,216		$12,627	$15,931

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended March 31,		Period Ended August 24,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006 (b)		2003 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0069		0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	(0.0069)		(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.69	%(f)	2.23	%(g)	3.25%		1.31	%(f)	2.22	%(f)	0.25	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.47	%(h)(i)	0.45	%(h)	0.45	%(h)	0.45	%(h)(i)	0.45	%(h)(i)	0.45	%(i)
Waiver/Reimbursement	0.06	%(i)	0.08%		0.11%		0.14	%(i)	0.14	%(i)	0.78	%(i)
Net investment income	1.47	%(h)(i)	2.11	%(g)(h)	3.20	%(h)	3.11	%(h)(i)	2.44	%(h)(i)	0.68	%(i)
Net assets, end of period (000's)	$9,277		$15,037		$7,477		$4,695		$3,262		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class Shares re-commenced operations on April 14, 2005.

(c)  Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2009		2008		2007 (a)		2006 (b)		2006		2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0060		0.0200		0.0301		0.0122		0.0206		0.0080	0.0025
Less Distributions to Shareholders:
From net investment income	(0.0060)		(0.0200)		(0.0301)		(0.0122)		(0.0206)		(0.0080)	(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.60	%(f)	2.02	%(g)	3.05%		1.23	%(f)	2.07%		0.80%	0.25	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.67	%(h)(i)	0.65	%(i)	0.65	%(i)	0.65	%(h)(i)	0.65	%(i)	0.65%	0.65	%(h)
Waiver/Reimbursement	0.06	%(h)	0.08%		0.11%		0.14	%(h)	0.14%		0.33%	0.13	%(h)
Net investment income	1.14	%(h)(i)	1.82	%(g)(i)	3.01	%(i)	2.92	%(h)(i)	2.07	%(i)	0.82%	0.48	%(h)
Net assets, end of period (000's)	$41,935		$102,951		$43,867		$37,820		$29,726		$11,469	$12,970

(a)  On May 30, 2007, Market Class shares were renamed Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Market Class Shares re-commenced operations on August 25, 2003.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008	Period Ended August 31, 2007 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0053		0.0195	0.0232
Less Distributions to Shareholders:
From net investment income	(0.0053)		(0.0195)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (b)(c)	0.53	%(d)(g)	1.96%	2.34	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.81	%(f)	0.80%	0.81	%(f)
Waiver/Reimbursement	0.07	%(f)	0.08%	0.11	%(f)
Net investment income (e)	1.06	%(f)(g)	1.85%	2.90	%(f)
Net assets, end of period (000's)	$10		$10	$10

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0080		0.0241		0.0342		0.0140		0.0247		0.0121	0.0050
Less Distributions to Shareholders:
From net investment income	(0.0080)		(0.0241)		(0.0342)		(0.0140)		(0.0247)		(0.0121)	(0.0050)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	0.80	%(e)(h)	2.44%		3.47%		1.40	%(e)	2.49%		1.22%	0.50	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.26	%(f)(g)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%	0.24	%(g)
Waiver/Reimbursement	0.06	%(g)	0.08%		0.11%		0.14	%(g)	0.14%		0.33%	0.29	%(g)
Net investment income	1.61	%(f)(g)(h)	2.44	%(f)	3.42	%(f)	3.32	%(f)(g)	2.53	%(f)	1.30%	0.89	%(g)
Net assets, end of period (000's)	$129,790		$181,320		$223,065		$154,605		$208,614		$74,101	$48,222

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class Shares re-commenced operations on August 25, 2003.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0077		0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0077)		(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.77	%(e)(h)	2.38%	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.32	%(g)	0.30%	0.30%	0.30	%(g)	0.30	%(g)
Waiver/Reimbursement	0.06	%(g)	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	1.55	%(g)(h)	2.36%	3.36%	3.28	%(g)	2.77	%(g)
Net assets, end of period (000's)	$61		$66	$64	$80		$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0082		0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0082)		(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.82	%(e)(h)	2.48%	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.22	%(g)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06	%(g)	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	1.64	%(g)(h)	2.35%	3.45%	3.38	%(g)	2.89	%(g)
Net assets, end of period (000's)	$32,261		$26,560	$16,468	$17,548		$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	1,252,924,536	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,252,924,536	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Tax-Exempt Income	$15,011,644
Ordinary Income*	47,870

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is

22

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

23

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

24

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009, so that the Fund's ordinary operating expenses incurred by the Fund (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period ended
2012	2011	2010	2009	recovery	2/28/2009
$410,082	$605,663	$383,647	$169,692	$1,569,084	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a

25

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $6,523 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 79.5% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 7.0% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risks

The Fund had greater than 5% of its total net assets at February 28, 2009 invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

26

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

The Fund has paid $313,695 to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

On March 31, 2009, the Treasury announced the extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

As of March 24, 2008, New York Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc. merged into the

27

Columbia New York Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Fund. The Fund received a tax-free transfer of assets from New York Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
731,753,800	$731,798,904

Net Assets of Columbia New York Tax-Exempt Reserves Prior to Combination	Net Assets of New York Tax-Exempt Money Fund Immediately Prior to Combination	Net Assets of Columbia New York Tax-Exempt Reserves Immediately After Combination
$440,208,267	$731,798,904	$1,172,007,171

28

Board Consideration and Re-Approval of Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia New York Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia New York Tax-Exempt Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses

The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and

29

considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients

The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA,

30

the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA

The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

31

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

32

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

33

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

34

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

35

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia New York Tax-Exempt Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8455-0209 (04/09) 09/76778

Semiannual Report

February 28, 2009

Columbia Management®

Columbia California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	24

Board Consideration and Re-Approval of Investment Advisory Agreement	31

Summary of Management Fee Evaluation by Independent Fee Consultant	34

Important Information About This Report	41

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,008.28	1,023.70	1.10	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,007.79	1,023.21	1.59	1.61	0.32
Liquidity Class Shares	1,000.00	1,000.00	1,007.59	1,022.96	1.84	1.86	0.37
Adviser Class Shares	1,000.00	1,000.00	1,007.09	1,022.46	2.34	2.36	0.47
Investor Class Shares	1,000.00	1,000.00	1,006.60	1,021.97	2.84	2.86	0.57
Daily Class Shares	1,000.00	1,000.00	1,005.41	1,020.78	4.03	4.06	0.81
Institutional Class Shares	1,000.00	1,000.00	1,008.08	1,023.51	1.29	1.30	0.26

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 99.2%
	Par ($)	Value ($)
California – 95.9%
CA ABAG Finance Authority for Nonprofit Corporations
Miramar Apartments, Series 2000 A, AMT, 0.650% 03/15/33 (a)	15,000,000	15,000,000
Series 2005, LOC: Allied Irish Banks PLC 0.350% 11/15/35 (a)	18,000,000	18,000,000
Series 2008, AMT, LIQ FAC: Citigroup Financial Products 1.080% 06/01/19 (b)	5,740,000	5,740,000
CA Affordable Housing Agency
RHA Properties, Series 2003 A, LIQ FAC: FNMA 0.450% 09/15/33 (b)	8,620,000	8,620,000
CA Alameda County Industrial Development Authority
York Fabrication, Inc., Series 1996 A, AMT, LOC: BNP Paribas 0.770% 11/01/26 (b)	5,000,000	5,000,000
CA Alameda Public Financing Authority
Series 2003 A, LOC: Union Bank of California N.A., LOC: California State Teachers' Retirement System 0.250% 12/01/33 (b)	5,870,000	5,870,000
CA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust: 0.550% 09/01/26 (b)	9,130,000	9,130,000
0.580% 07/01/33 (b)	12,140,000	12,140,000
CA Central Basin Municipal Water District
Series 2008 A, LOC: Allied Irish Bank PLC 0.340% 08/01/21 (b)	9,045,000	9,045,000
CA Chino Basin Regional Financing Authority
Inland Empire Utilities Agency, Series 2008 B, LOC: Dexia Credit Local 0.670% 06/01/32 (b)	11,000,000	11,000,000
CA Chula Vista
San Diego Gas & Electric, Series 2006 A, 1.000% 07/01/18	71,000,000	71,000,000

	Par ($)	Value ($)
CA Coast Community College District
Series 2008, LIQ FAC: Wells Fargo Bank N.A. 0.590% 08/01/32 (b)	4,850,000	4,850,000
CA Contra Costa County
Multi-Family Housing: Delta Square - Oxford LP, Series 1999 - H, LIQ FAC: FNMA 0.470% 10/15/29 (b)	10,355,000	10,355,000
Series 2007, AMT, GTY AGMT: Goldman Sachs 1.190% 07/01/47 (b)	12,495,000	12,495,000
CA Contra Costa Water District
0.550% 03/10/09	3,500,000	3,500,000
0.620% 03/05/09	7,200,000	7,200,000
CA Corona
Multi-Family Housing, Country Hills Apartments, Series 1995 A, LIQ FAC: FHLMC 0.410% 02/01/25 (b)	5,915,000	5,915,000
CA County of Santa Clara
Series 2007, AMT, GTY AGMT: Goldman Sachs 1.170% 12/15/26	12,300,000	12,300,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc., Series 1994 A, LIQ FAC: FNMA 0.410% 12/01/15 (b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC, Series 1999 A, 0.410% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue: Series 2002 B-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.350% 05/01/22 (b)	49,485,000	49,485,000
Series 2002 B-3, LOC: Bank of New York 0.350% 05/01/22 (b)	2,940,000	2,940,000
Series 2002 B-6, LOC: State Street Bank & Trust Co. 0.400% 05/01/22 (b)	9,000,000	9,000,000

See Accompanying Notes to Financial Statements.

2

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 C-15, LOC: Bank of Nova Scotia 0.280% 05/01/22 (b)	57,055,000	57,055,000
Series 2002 C-4, LOC: JPMorgan Chase Bank, LOC: California State Teachers' Retirement System 0.350% 05/01/22 (b)	26,400,000	26,400,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 0.300% 05/01/20 (b)	66,180,000	66,180,000
Series 2008 I-1, LOC: Allied Irish Bank PLC 0.350% 05/01/22 (b)	27,700,000	27,700,000
Series 2008 J-1, LOC: JPMorgan Chase Bank, LOC: California Public Employees Retirement 0.350% 05/01/18 (b)	64,900,000	64,900,000
Series 2008, LIQ FAC: Citibank N.A. 0.700% 12/01/29 (b)	3,840,000	3,840,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.540% 08/01/29 (b)	16,385,000	16,385,000
0.540% 08/01/35 (b)	5,230,000	5,230,000
0.550% 06/01/27 (b)	10,845,000	10,845,000
0.550% 06/01/28 (b)	17,030,000	17,030,000
0.550% 12/01/30 (b)	38,360,000	38,360,000
0.550% 09/01/31 (b)	13,460,000	13,460,000
0.640% 08/01/23 (b)	2,905,000	2,905,000
0.640% 08/01/28 (b)	5,585,000	5,585,000
0.640% 08/01/31 (b)	7,130,000	7,130,000
0.640% 08/01/36 (b)	5,365,000	5,365,000
0.640% 09/01/38 (b)	9,055,000	9,055,000
0.650% 08/01/32 (b)	7,240,000	7,240,000
0.650% 02/01/37 (b)	15,210,000	15,210,000
0.650% 06/01/47 (b)	32,985,000	32,985,000
0.660% 08/01/32 (b)	10,520,000	10,520,000
0.660% 09/01/36 (b)	60,265,000	60,265,000
0.670% 09/01/37 (b)	8,900,000	8,900,000
Series 2008: GTY AGMT: Deutsche Bank AG: 0.590% 09/01/29 (b)	4,065,000	4,065,000
0.590% 07/01/31 (b)	1,105,000	1,105,000
0.590% 08/01/31 (b)	8,767,000	8,767,000
0.590% 10/01/31 (b)	16,516,000	16,516,000
0.590% 07/01/32 (b)(c)	6,600,000	6,600,000
0.590% 06/01/35 (b)	1,645,000	1,645,000
0.620% 11/01/38 (b)	2,710,000	2,710,000

	Par ($)	Value ($)
LIQ FAC: Deutsche Bank AG 0.590% 02/01/38 (b)	5,875,000	5,875,000
SPA: Deutsche Bank AG 0.660% 04/01/48 (b)(c)	3,223,000	3,223,000
CA Duarte Redevelopment Agency
Certificates of Participation: Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.370% 12/01/19 (b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.370% 12/01/19 (b)	7,000,000	7,000,000
CA Eclipse Funding Trust
Series 2006, GTY AGMT: U.S. Bank N.A. 0.570% 10/01/34 (b)	5,310,000	5,310,000
Series 2007, GTY AGMT: U.S. Bank N.A. 0.570% 09/01/33 (b)	47,535,000	47,535,000
CA Educational Facilities Authority
0.250% 04/02/09	1,300,000	1,300,000
Series 2000 A, LIQ FAC: Societe Generale 0.630% 10/01/27 (b)	14,275,000	14,275,000
Series 2008, LIQ FAC: Citigroup Financial Products: 0.940% 09/15/39 (b)	5,695,000	5,695,000
0.950% 03/15/26 (b)(c)	5,980,000	5,980,000
CA El Dorado Irrigation District & El Dorado Water Agency
Series 2008 AD, LOC: Dexia Credit Local 0.670% 03/01/36 (b)	79,450,000	79,450,000
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A: Escrowed to Maturity 7.050% 01/01/10	10,000,000	10,498,023
Pre-refunded 01/01/10, 7.150% 01/01/13	2,000,000	2,140,903
Series 1995, Pre-refunded 01/01/10, 7.100% 01/01/11	15,000,000	16,050,627
CA Foothill-De Anza Community College District
Series 2007, GTY AGMT: Wells Fargo & Co. 0.720% 08/01/31	10,075,000	10,075,000

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Fremont
Certificate of Participation, Series 2008, LOC: Allied Irish Bank PLC 0.850% 08/01/38 (b)	17,185,000	17,185,000
CA Fresno
Multi-Family Housing, Wasatch Pool Holdings LLC, Series 2001 A, LIQ FAC: FNMA 0.410% 02/15/31 (b)	5,095,000	5,095,000
CA Golden Gate Bridge Highway
0.300% 03/05/09	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
Series 2007, LIQ FAC: Citigroup Financial Products 1.000% 06/01/35 (b)	31,800,000	31,800,000
CA Golden West Schools Financing Authority
Series 2005, GTY AGMT: Dexia Credit Local 2.940% 09/01/24 (b)	5,655,000	5,655,000
CA Hayward
Multi-Family Housing, Santa Clara Associates LLC, Series 1998 A, AMT, LIQ FAC: FNMA 0.600% 03/15/33 (b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
Kaiser Permanente, Series 2006 C, 0.370% 06/01/41 (a)	93,300,000	93,300,000
Scripps Health: Series 2008 C, LOC: Union Bank of California N.A. 0.370% 10/01/31 (b)	8,350,000	8,350,000
Series 2008 F, LOC: Northern Trust Co. 0.340% 10/01/31 (b)	3,890,000	3,890,000
CA Hemet Unified School District
Certificate of Participation, Series 2006, LOC: State Street Bank & Trust 1.220% 10/01/36	6,000,000	6,000,000
CA Housing Finance Agency
Series 2002 M, AMT, SPA: Bank of Nova Scotia 0.700% 02/01/25 (b)	19,135,000	19,135,000

	Par ($)	Value ($)
CA Indio Multi-Family Housing Revenue
Series 1996 A, LIQ FAC: FNMA 0.410% 08/01/26 (b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
American National Red Cross, Series 2008, LOC: U.S. Bank NA 0.500% 09/01/34 (b)	9,000,000	9,000,000
Buck Institute for Age Research, Series 2001, LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.300% 11/15/37 (b)	37,600,000	37,600,000
California Academy Sciences, Series 2008 C, LOC: Bank of Nova Scotia 0.350% 09/01/38	7,400,000	7,400,000
J Paul Getty Trust, Series 2003 D, 0.350% 04/01/33 (a)	11,550,000	11,550,000
Los Angeles County Museum, Series 2008 A, LOC: Allied Irish Bank PLC 0.350% 09/01/37 (b)	42,245,000	42,245,000
Pacific Gas & Electric Co., Series 2008, LOC: Wells Fargo Bank N.A. 0.250% 11/01/26 (b)	24,750,000	24,750,000
San Francisco Ballet Association Series 2008, LOC: Allied Irish Banks PLC 0.350% 08/01/38 (b)	23,860,000	23,860,000
SRI International, Series 2003 A, LOC: Wells Fargo Bank N.A. 0.380% 09/01/28 (b)	4,715,000	4,715,000
Traditional Baking, Inc., Series 2003, AMT, LOC: U.S. Bank N.A. 0.700% 08/01/28 (b)	1,895,000	1,895,000
CA Infrastructure & Economic Development Bank
California Academy Sciences, Series 2008 B, LOC: Allied Irish Bank PLC 0.350% 09/01/38 (b)	36,635,000	36,635,000
J Paul Getty Trust, Series 2007 B, 0.250% 04/01/33 (a)	13,300,000	13,300,000

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Inland Valley Development Agency
Series 1997, LOC: Union Bank of California N.A., LOC: California State Teachers' Retirement System 0.350% 03/01/27	6,300,000	6,300,000
CA Irvine Ranch Water District
Series 1995, LOC: State Street Bank & Trust Co. 0.450% 01/01/21 (b)	10,700,000	10,700,000
CA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.550% 07/01/32 (c)	3,900,000	3,900,000
CA Loma Linda Hospital Revenue
Series 2007 B-1, LOC: Union Bank of California N.A. 0.330% 12/01/37 (b)	31,200,000	31,200,000
CA Los Angeles California Unified School District
Series 2008 A, 3.000% 07/30/09	25,000,000	25,245,470
CA Los Angeles Community Redevelopment Agency
Forest City Southpark, Multi-Family Housing Revenue, Series 1985, LIQ FAC: FNMA 0.600% 12/15/24 (b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
Willowbrook Partnership, Series 1985, LOC: Wells Fargo Bank N.A. 0.650% 11/01/15 (b)	4,300,000	4,300,000
CA Los Angeles Department of Airports
Series 2002 C-1, LOC: BNP Paribas 0.400% 05/15/20 (b)	19,000,000	19,000,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-1, 0.350% 07/01/34 (a)	10,600,000	10,600,000
Series 2001 B-2, 0.350% 07/01/34 (a)	53,975,000	53,975,000
Series 2001 B-3, 0.400% 07/01/34 (a)	34,700,000	34,700,000
Series 2001 B-5, 0.350% 07/01/34 (a)	30,000,000	30,000,000
Series 2002 A-2, 0.320% 07/01/35 (a)	25,700,000	25,700,000

	Par ($)	Value ($)
Series 2002 A-4, 0.300% 07/01/35 (a)	15,400,000	15,400,000
Series 2002 A-5, 0.300% 07/01/35 (a)	27,400,000	27,400,000
Series 2002 A-6, 0.320% 07/01/35 (a)	28,700,000	28,700,000
Series 2002 A-8, 0.320% 07/01/35 (a)	5,200,000	5,200,000
Series 2007, LIQ FAC: Citigroup Financial Products 1.320% 07/01/30 (b)	10,000,000	10,000,000
Series 2008 II, LIQ FAC: Citibank N.A. 0.810% 07/01/25 (b)	2,640,000	2,640,000
Series 2008, LIQ FAC: Citibank N.A. 0.700% 07/01/26 (b)	2,695,000	2,695,000
CA Los Angeles Metro Transportation
1.250% 03/05/09	23,684,000	23,684,000
1.250% 03/11/09	10,000,000	10,000,000
CA Los Angeles Unified School District
Series 1997 A, LOC: Bank of New York 0.400% 12/01/17 (b)	1,830,000	1,830,000
CA Los Angeles
Multi-Family Housing Revenue, Playa Phase II Apartments LLC, Series 2000 B-II, AMT, LIQ FAC: FNMA 0.500% 03/15/34 (b)	1,000,000	1,000,000
Series 2008 A, LOC: Bank of Nova Scotia 0.350% 06/01/28 (b)	18,000,000	18,000,000
Series 2008 B, LOC: Bank of Nova Scotia 0.300% 06/01/28 (b)	12,200,000	12,200,000
Series 2008 C, LOC: Bank of Nova Scotia 0.300% 06/01/28 (b)	13,100,000	13,100,000
Series 2008, 3.000% 06/30/09	45,000,000	45,214,377
CA Manteca Redevelopment Agency
Series 2005, LOC: State Street Bank & Trust Co. 0.500% 10/01/42 (b)	3,500,000	3,500,000

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Metropolitan Water District of Southern California
Series 1999 A, Pre-refunded 7/01/09 5.900% 07/01/29 (a)	8,500,000	8,702,338
Series 2000 B-3, SPA: BNP Paribas 0.450% 07/01/35	9,400,000	9,400,000
Series 2001 C2, SPA: Lloyds TSB Bank PLC 0.250% 07/01/36 (b)	60,250,000	60,250,000
Waterworks Revenue: Series 2003 C-1, SPA: Dexia Credit Local 0.500% 07/01/30 (b)	17,660,000	17,660,000
Series 2008, LIQ FAC: Citibank N.A. 0.690% 10/01/36 (b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
Series 2008 A, LIQ FAC: Societe Generale 0.640% 08/01/25 (b)	5,000,000	5,000,000
CA Municipal Finance Authority
La Sierra University, Series 2008 B, LOC: Wells Fargo Bank N.A. 0.470% 08/01/20 (b)	4,200,000	4,200,000
CA Northern California Gas Authority No. 1
Series 2007, GTY AGMT: Goldman Sachs 1.170% 07/01/27 (b)	76,795,000	76,795,000
CA Northern California Power Agency Revenue
Series 2008 A, LOC: Dexia Credit Local 0.670% 07/01/32 (b)	34,350,000	34,350,000
CA Oakland Redevelopment Agency
Multi-Family Revenue, Series 2005, AMT, LIQ FAC: FHLMC 0.780% 10/01/50 (b)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority
Series 2000 C-2, LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.350% 02/01/25	49,100,000	49,100,000

	Par ($)	Value ($)
CA Orange County Apartment Development Revenue
WLCO LF Partners, Series 1998 G-2, LIQ FAC: FNMA 0.450% 11/15/28 (b)	17,500,000	17,500,000
CA Oxnard Financing Authority
Series 2008 A, LOC: Societe Generale 0.640% 06/01/34 (b)	9,710,000	9,710,000
CA Pittsburg Public Financing Authority
Series 2008, LOC: Allied Irish Bank PLC 1.150% 06/01/35 (b)	4,925,000	4,925,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP, Series 2001 A, AMT, LIQ FAC: FNMA 0.650% 09/15/34 (b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC, Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 0.850% 06/01/15 (b)	5,300,000	5,300,000
Blue Line Transfer, Inc., Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.850% 08/01/14 (b)	703,900	703,900
BP West Coast Products LLC, Series 2008, 0.300% 01/01/43 (a)	11,610,000	11,610,000
Marborg Industries, Series 2006 A, AMT, LOC: Wachovia Bank N.A. 0.900% 06/01/35 (b)	5,100,000	5,100,000
Pacific Gas & Electric Co., Series 1996, LOC: JPMorgan Chase Bank 0.380% 11/01/26 (b)	57,460,000	57,460,000
Pacific Gas & Electric Corp.: Series 1996 E, LOC: Bank One N.A. 0.380% 11/01/26 (b)	16,100,000	16,100,000
Series 1996 F, LOC: JPMorgan Chase & Co. 0.380% 11/01/26 (b)	22,900,000	22,900,000
Sierra Pacific Industries, Inc., Series 1993, LOC: Wells Fargo Bank N.A. 0.450% 02/01/13 (b)	13,400,000	13,400,000

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT: LIQ FAC: FHLMC 0.780% 10/01/31 (b)	68,785,000	68,785,000
LIQ FAC: FHLMC 0.780% 12/01/46 (b)	80,806,000	80,806,000
Series 2007: Insured: AMBAC, GTY AGMT: Dexia Credit Local 2.940% 02/01/18 (b)	5,725,000	5,725,000
Insured: FGIC, GTY AGMT: Dexia Credit Local 1.320% 12/01/35 (b)	10,300,000	10,300,000
LOC: Dexia Credit Local 2.940% 03/01/16 (b)	13,380,000	13,380,000
Series 2008, AMT, GTY AGMT: FHLMC: 0.650% 09/01/30 (b)	4,205,000	4,205,000
0.800% 06/08/29 (b)	5,775,000	5,775,000
0.800% 05/01/30 (b)(c)	7,285,000	7,285,000
0.800% 11/01/42 (b)	7,460,000	7,460,000
0.800% 01/01/43 (b)	8,395,000	8,395,000
0.800% 05/01/44 (b)	12,310,000	12,310,000
0.800% 03/01/45 (b)	6,615,000	6,615,000
0.800% 02/01/49 (b)	3,505,000	3,505,000
Series 2008, GTY AGMT: FHLMC 0.800% 04/01/44 (b)	16,420,000	16,420,000
CA RBC Municipal Products, Inc. Trust
Series 2008 E5, LOC: Royal Bank of Canada 0.630% 12/01/09 (b)	13,785,000	13,785,000
CA Riverside County Asset Leasing Corp.
Series 2008 A, LOC: Union Bank of California N.A. 0.390% 11/01/32	17,000,000	17,000,000
CA Riverside County Housing Authority
AP II Murrieta LP, Series 1998 A, AMT, Insured: FHLMC LIQ FAC: FHLMC 0.670% 01/15/29 (b)	12,600,000	12,600,000
CA Roseville
Series 2008 A, LOC: Dexia Credit Local 0.750% 02/01/35 (b)	27,000,000	27,000,000

	Par ($)	Value ($)
CA Sacramento City Financing Authority
Sacramento Convention Center, Series 1999 A, Pre-refunded 07/01/09, 6.250% 01/01/30	11,790,000	12,191,467
CA Sacramento County Sanitation District
Series 2008 A, LOC: Societe Generale: 0.640% 12/01/35 (b)	18,450,000	18,450,000
0.640% 12/01/35 (b)(c)	2,500,000	2,500,000
Series 2008 E, LOC: U.S. Bank N.A. 0.350% 12/01/40 (b)	5,000,000	5,000,000
CA Sacramento County
Multi-Family Housing, Riverpoint-714 LLC, Series 2007 B, LOC: FNMA 0.460% 08/15/27 (b)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
0.300% 03/05/09	133,500,000	133,500,000
CA Sacramento Suburban Water District
Series 2008 A1, LOC: Dexia Credit Local 0.670% 11/01/28 (b)	3,600,000	3,600,000
Series 2008 A2, LOC: Allied Irish Bank PLC 0.340% 11/01/28 (b)	12,450,000	12,450,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue: Indian Knoll Apartments, Series 1985 A, LIQ FAC: FNMA 0.470% 05/15/31 (b)	3,580,000	3,580,000
Reche Canyon Apartments, Series 1985 B, LIQ FAC: FNMA 0.470% 05/15/30 (b)	3,500,000	3,500,000
CA San Bernardino County
Certificates of Participation Series 1996, LOC: BNP Paribas 0.350% 07/01/15 (b)	2,000,000	2,000,000
CA San Bernardino Flood Control District
Series 2008, LOC: UBS Warburg 0.400% 08/01/37 (b)	6,300,000	6,300,000

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Diego County Water Authority
1.500% 03/09/09	17,350,000	17,350,000
CA San Diego Housing Authority
Multi-Family Housing Revenue: Bay Vista Housing Partners LP, Series 2008 A, AMT, LIQ FAC: FNMA 0.650% 02/15/38 (b)	4,900,000	4,900,000
Swift Real Estate Partners, Series 2004 C, LIQ FAC: FNMA 0.450% 01/15/35 (b)	11,915,000	11,915,000
CA San Diego Public Facilities Financing Authority
Series 2007, GTY AGMT: Citigroup Financial Products 1.220% 05/15/09 (a)	78,295,000	78,295,000
Series 2008 A, LOC: Societe Generale 0.670% 05/15/29 (b)	7,320,000	7,320,000
CA San Diego Sewer Revenue
Series 2008-A, LOC: Societe Generale 0.640% 05/15/20 (b)	4,165,000	4,165,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue: Fillmore Center: Series 1992 B-1, LIQ FAC: FHLMC 0.500% 12/01/17 (b)	47,500,000	47,500,000
Series 1992 A, LIQ FAC: FHLMC 0.500% 12/01/17 (b)	30,100,000	30,100,000
Series 1992, AMT, LIQ FAC: FHLMC 0.540% 12/01/17 (b)	3,000,000	3,000,000
South Harbor, Series 1986, LOC: Credit Local de France 0.550% 12/01/16 (b)	5,000,000	5,000,000
CA San Joaquin County
0.270% 03/10/09	45,500,000	45,500,000
CA San Jose Financing Authority Lease
Series 2008 A, LOC: Bank of Nova Scotia, LOC: California State Teachers' Retirement System 0.330% 06/01/39 (b)	5,000,000	5,000,000

	Par ($)	Value ($)
Series 2008, LIQ FAC: Citibank N.A. 0.690% 06/01/37 (b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing Revenue
Evans Lane Apartments LP, Series 2008 B, LOC: FHLMC 0.670% 07/01/38 (b)	12,950,000	12,950,000
Fairfield Trestles LP, Series 2004 A, AMT, LIQ FAC: FHLMC 0.800% 03/01/37 (b)	7,325,000	7,325,000
Fairfield Turnleaf Apartments, Series 2003 A, AMT, LIQ FAC: FHLMC 0.600% 06/01/36 (b)	10,960,000	10,960,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue, Series 1995 E, LIQ FAC: FHLMC 0.470% 03/01/12 (b)	17,140,000	17,140,000
CA School Cash Reserve Program Authority
Series 2008 A, LOC: U.S. Bank N.A., 3.000% 07/06/09	53,000,000	53,228,399
CA Snowline Joint Unified School District
Series 2007, SPA: Dexia Credit Local: 4.000% 09/01/31 (b)	5,800,000	5,800,000
4.000% 09/01/40 (b)	17,200,000	17,200,000
CA Southern Public Power Authority
Power Project Revenue, Series 1991, Insured: AMBAC, LOC: Lloyds TSB Bank PLC 1.420% 07/01/19 (b)	59,900,000	59,900,000
Series 2008 A, LOC: JPMorgan Chase Bank 0.380% 07/01/17 (b)	9,000,000	9,000,000
Series 2008 B, LOC: Dexia Credit Local 0.670% 07/01/17 (b)	13,515,000	13,515,000
CA State University
0.500% 03/02/09	5,400,000	5,400,000
Series 2008, LIQ FAC: Citibank N.A. 0.690% 11/01/39 (b)	7,045,000	7,045,000

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Statewide Communities Development Authority
Charter Court SJC LP Series 2008, AMT, LIQ FAC: FHLMC 0.650% 09/01/40 (b)	11,400,000	11,400,000
Hanna Boys Center, Series 2002, LOC: Northern Trust Co. 0.640% 12/31/32 (b)	5,000,000	5,000,000
Irvine Apartment Communities LP, Series 2001 W2, AMT, LOC: Wells Fargo Bank N.A. 1.300% 09/15/29	6,400,000	6,400,000
John Muir Health, Series 2008, LOC: Wells Fargo Bank N.A. 0.250% 08/15/27	9,300,000	9,300,000
Kaiser Foundation Hospitals: Series 2008 C, 1.950% 04/01/34 (a)	36,000,000	36,000,000
Series 2008, 0.250% 04/01/32 (a)	26,500,000	26,500,000
Kaiser Permanente: Series 2003 D, 0.250% 05/01/33 (a)	20,300,000	20,300,000
Series 2004 M, 0.370% 04/01/38 (a)	24,300,000	24,300,000
Multi-Family Revenue: Bay Vista at Meadow Park LP, Series 2003 1, AMT, LIQ FAC: FNMA 0.650% 12/15/37 (b)	7,300,000	7,300,000
Cienega Preservation LP, Series 2002 V, AMT, LOC: Washington Mutual Bank, LOC: FHLB 0.530% 10/01/33 (b)	10,410,000	10,410,000
Museum Associates: Series 2008 A, LOC: Wells Fargo Bank N.A. 0.340% 12/01/37 (b)	20,000,000	20,000,000
Series 2008 B, LOC: Wells Fargo Bank N.A. 0.340% 12/01/37 (b)	17,000,000	17,000,000
Plan Nine Partners LLC, Series 2005 A, LOC: Union Bank of California N.A. 0.480% 02/01/35 (b)	13,415,000	13,415,000
Series 2007 29-G, AMT, GTY AGMT: Goldman Sachs 1.190% 05/01/39 (b)	68,495,000	68,495,000

	Par ($)	Value ($)
Series 2007, AMT: GTY AGMT: Citigroup Financial Products: 1.330% 12/25/30 (b)	9,550,000	9,550,000
1.330% 07/01/32 (b)	9,525,000	9,525,000
LIQ FAC: FHLMC 0.780% 02/01/53 (b)	58,995,000	58,995,000
Series 2008 14-G, GTY AGMT: Goldman Sachs 1.140% 05/15/25 (b)	131,635,000	131,635,000
Series 2008 R, LIQ FAC: Citibank N.A. 0.690% 03/01/41 (b)(c)	10,030,000	10,030,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.930% 01/01/41 (b)	27,620,000	27,620,000
1.220% 01/01/41 (b)	13,400,000	13,400,000
Series 2008: GTY AGMT: Citigroup Financial Products 1.130% 09/01/40	34,450,000	34,450,000
GTY AGMT: Wells Fargo Bank N.A. 0.720% 07/01/30	5,010,000	5,010,000
LIQ FAC: Citibank N.A.: 0.700% 04/01/31 (b)	4,900,000	4,900,000
0.700% 11/15/38 (b)	3,430,000	3,430,000
LIQ FAC: Citigroup Financial Products 1.080% 07/01/34 (b)	7,615,000	7,615,000
Series 2008 LOC: JPMorgan Chase Bank 0.350% 09/01/29 (b)	1,985,000	1,985,000
Varenna Care Center LP, Series 2006, LOC: FHLB 0.460% 02/15/41	5,700,000	5,700,000
YMCA of the East Bay, Series 2006, LOC: Allied Irish Bank PLC 0.340% 06/01/27 (b)	9,325,000	9,325,000
CA State
Series 2004 A-3, LOC: Citibank N.A., LOC: California Teachers' Retirement System 0.350% 05/01/34 (b)	29,415,000	29,415,000
Series 2004, GTY AGMT: Dexia Credit Local 2.940% 04/01/17 (b)	6,095,000	6,095,000
Series 2005 A, LOC: Calyon Bank 0.470% 05/01/40 (b)	106,975,000	106,975,000

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005, GTY AGMT: Dexia Credit Local 2.940% 02/01/25 (b)	10,470,000	10,470,000
Series 2007 A, LOC: Societe Generale 0.670% 06/01/37 (b)	24,840,000	24,840,000
Series 2007: GTY AGMT: Wells Fargo Bank N.A. 0.620% 12/01/37	6,084,000	6,084,000
Insured: FSA, LIQ FAC: Citibank N.A. 0.690% 05/01/15 (b)	12,790,000	12,790,000
Series 2008 A, LOC: Societe Generale 0.640% 06/01/26 (b)	8,155,000	8,155,000
Series 2008: GTY AGMT: Wells Fargo Bank N.A. 0.620% 04/01/38 (b)	18,803,500	18,803,500
LOC: Dexia Credit Local: 3.750% 08/01/27 (b)	88,800,000	88,800,000
3.750% 08/01/27 (b)	110,180,000	110,180,000
CA Sweetwater High School District
Series 2008, LIQ FAC: Citibank N.A. 0.690% 08/01/38 (b)	4,600,000	4,600,000
CA Turlock Irrigation District
0.500% 03/10/09	6,000,000	6,000,000
Certificates of Participation, Series 2001, LOC: Societe Generale 0.350% 01/01/31 (b)	10,060,000	10,060,000
CA Union City Multifamily
Series 2007, GTY AGMT: Goldman Sachs 1.140% 12/15/26 (b)	7,970,000	7,970,000
CA University
Series 2001, Pre-refunded 9/01/09 5.000% 09/01/31	5,000,000	5,122,581
Series 2008, LIQ FAC: Citibank N.A. 0.690% 05/15/37 (b)	6,880,000	6,880,000
CA Victor Valley Community College District
Series 1997, LOC: BNP Paribas LOC: Union Bank of California N.A. 0.750% 12/01/28	2,975,000	2,975,000

	Par ($)	Value ($)
CA West Hills Community College District
Series 2008, LOC: Union Bank of California N.A. 0.450% 07/01/33 (b)	14,925,000	14,925,000
CA Western Municipal Water Districts
Series 2008, 3.500% 06/01/09	18,250,000	18,318,251
California Total		4,729,069,836
Puerto Rico – 3.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 19A, Insured: FSA, LIQ FAC: Societe Generale 0.640% 07/01/29 (b)	4,880,000	4,880,000
Series 2007 A, LIQ FAC: Citibank N.A. 0.710% 07/01/26 (b)	14,850,000	14,850,000
Series 2008, GTY AGMT: Citibank N.A. 0.690% 09/03/09 (b)	5,420,000	5,420,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2008, LIQ FAC: JPMorgan Chase & Co. 0.600% 07/19/18 (b)	14,990,000	14,990,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009, LIQ FAC: Citibank N.A.: 0.740% 08/01/47 (b)(c)	17,880,000	17,880,000
0.740% 08/01/54 (b)(c)	25,150,000	25,150,000
PR Commonwealth of Puerto Rico
Series 2007 A2, SPA: JPMorgan Chase Bank 2.250% 07/01/29	75,010,000	75,010,000
PR Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 3.070% 08/01/42 (b)	3,750,000	3,750,000
Puerto Rico Total		161,930,000
Total Municipal Bonds (cost of $4,890,999,836)		4,890,999,836

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Reserves

February 28, 2009 (Unaudited)

Short-Term Obligation – 0.6%
	Par ($)	Value ($)
U.S. Government Agency – 0.6%
Federal Home Loan Bank
0.120% 03/02/09	32,025,000	32,024,893
Total Short-Term Obligation (cost of $32,024,893)		32,024,893
Total Investments – 99.8% (cost of $4,923,024,729) (d)		4,923,024,729
Other Assets & Liabilities, Net – 0.2%		8,562,438
Net Assets – 100.0%		4,931,587,167

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2009.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2009.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $82,548,000, which represents 1.7% of net assets.

(d)  Cost for federal income tax purposes is $4,923,024,729.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	4,923,024,729
	Receivable for:
	Fund shares sold	1,077,000
	Interest	9,780,902
	Expense reimbursement due from investment advisor/administrator	4,505
	Prepaid expenses	380,369
	Total Assets	4,934,267,505
Liabilities	Payable to custodian bank	3,447
	Payable for:
	Fund shares repurchased	345,000
	Distributions	374,683
	Investment advisory fee	581,174
	Administration fee	143,690
	Pricing and bookkeeping fees	26,575
	Trustees' fees	62,271
	Custody fee	4,422
	Distribution and service fees	961,144
	Shareholder administration fee	80,718
	Chief compliance officer expenses	219
	Other liabilities	96,995
	Total Liabilities	2,680,338
	Net Assets	4,931,587,167
Net Assets Consist of	Paid-in capital	4,932,179,203
	Undistributed net investment income	752,706
	Accumulated net realized loss	(1,344,742)
	Net Assets	4,931,587,167

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$815,240,659
	Shares outstanding	815,349,624
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$748,223,873
	Shares outstanding	748,323,367
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$185,364
	Shares outstanding	185,394
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$678,528,553
	Shares outstanding	678,618,975
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$276,091,903
	Shares outstanding	276,129,085
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,613,219,176
	Shares outstanding	1,613,437,395
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$800,097,639
	Shares outstanding	800,205,092
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia California Tax-Exempt Reserves
For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	48,881,625
Expenses	Investment advisory fee	3,889,746
	Administration fee	2,263,847
	Distribution fee:
	Investor Class Shares	142,556
	Daily Class Shares	3,219,406
	Service fee:
	Liquidity Class Shares	11,992
	Adviser Class Shares	902,256
	Investor Class Shares	356,391
	Daily Class Shares	2,299,576
	Shareholder administration fee:
	Trust Class Shares	381,877
	Institutional Class Shares	146,998
	Transfer agent fee	14,363
	Pricing and bookkeeping fees	117,395
	Trustees' fees	13,182
	Custody fee	49,062
	Chief compliance officer expenses	1,109
	Treasury temporary guarantee program fee	959,446
	Other expenses	180,998
	Total Expenses	14,950,200
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,299,484)
	Fees waived by shareholder service provider—Liquidity Class Shares	(4,797)
	Fees waived by distributor—Daily Class Shares	(110,847)
	Expense reductions	(43,890)
	Net Expenses	13,491,182
	Net Investment Income	35,390,443
	Net realized loss on investments	(1,344,742)
	Net Increase Resulting from Operations	34,045,701

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	35,390,443	97,158,501
	Net realized gain (loss) on investments	(1,344,742)	191,230
	Net increase resulting from operations	34,045,701	97,349,731
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(6,887,011)	(17,697,814)
	Trust Class Shares	(5,957,820)	(13,252,704)
	Liquidity Class Shares	(98,939)	(1,348,000)
	Adviser Class Shares	(5,027,874)	(13,021,901)
	Investor Class Shares	(1,887,641)	(5,161,068)
	Daily Class Shares	(9,718,834)	(30,973,219)
	Institutional Class Shares	(5,811,325)	(15,712,135)
	Total distributions to shareholders	(35,389,444)	(97,166,841)
	Net Capital Stock Transactions	(370,414,404)	1,287,019,179
	Total increase (decrease) in net assets	(371,758,147)	1,287,202,069
Net Assets	Beginning of period	5,303,345,314	4,016,143,245
	End of period	4,931,587,167	5,303,345,314
	Undistributed net investment income at end of period	752,706	751,707

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	807,829,360	807,829,360	2,863,240,549	2,863,240,549
Distributions reinvested	4,796,465	4,796,465	11,769,863	11,769,863
Redemptions	(854,590,813)	(854,590,813)	(2,574,920,371)	(2,574,920,371)
Net increase (decrease)	(41,964,988)	(41,964,988)	300,090,041	300,090,041
Trust Class Shares
Subscriptions	387,356,498	387,356,498	956,443,026	956,443,026
Distributions reinvested	147,311	147,311	427,059	427,059
Redemptions	(401,073,226)	(401,073,226)	(719,902,080)	(719,902,080)
Net increase (decrease)	(13,569,417)	(13,569,417)	236,968,005	236,968,005
Liquidity Class Shares
Subscriptions	3,091,121	3,091,121	60,661,838	60,661,838
Distributions reinvested	90,795	90,795	1,329,988	1,329,988
Redemptions	(36,234,297)	(36,234,297)	(94,786,318)	(94,786,318)
Net decrease	(33,052,381)	(33,052,381)	(32,794,492)	(32,794,492)
Adviser Class Shares
Subscriptions	378,657,343	378,657,343	834,102,061	834,102,061
Distributions reinvested	5,027,220	5,027,220	13,019,297	13,019,297
Redemptions	(378,978,793)	(378,978,793)	(672,050,919)	(672,050,919)
Net increase	4,705,770	4,705,770	175,070,439	175,070,439
Investor Class Shares
Subscriptions	330,112,797	330,112,797	671,430,562	671,430,562
Distributions reinvested	1,886,788	1,886,788	5,158,365	5,158,365
Redemptions	(317,982,209)	(317,982,209)	(703,961,979)	(703,961,979)
Net increase (decrease)	14,017,376	14,017,376	(27,373,052)	(27,373,052)
Daily Class Shares
Subscriptions	946,316,608	946,316,607	2,247,112,843	2,247,112,843
Distributions reinvested	9,718,834	9,718,834	30,970,029	30,970,029
Redemptions	(1,114,672,833)	(1,114,672,833)	(2,044,259,347)	(2,044,259,347)
Net increase (decrease)	(158,637,391)	(158,637,392)	233,823,525	233,823,525
Institutional Class Shares
Subscriptions	505,642,449	505,642,449	1,270,014,097	1,270,014,097
Distributions reinvested	5,808,835	5,808,835	15,707,816	15,707,816
Redemptions	(653,364,656)	(653,364,656)	(884,487,200)	(884,487,200)
Net increase (decrease)	(141,913,372)	(141,913,372)	401,234,713	401,234,713

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0083		0.0242		0.0340		0.0139		0.0250		0.0123	0.0083
Less Distributions to Shareholders:
From net investment income	(0.0083)		(0.0242)		(0.0340)		(0.0139)		(0.0250)		(0.0123)	(0.0083)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.83	%(d)	2.45%		3.45%		1.40	%(d)	2.53%		1.24%	0.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(e)(f)	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.66	%(e)(f)	2.37	%(e)	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%	0.83%
Net assets, end of period (000's)	$815,241		$857,425		$557,296		$509,181		$431,530		$105,823	$169,317

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0078		0.0232		0.0330		0.0135		0.0240		0.0113	0.0073
Less Distributions to Shareholders:
From net investment income	(0.0078)		(0.0232)		(0.0330)		(0.0135)		(0.0240)		(0.0113)	(0.0073)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.78	%(d)	2.35%		3.35%		1.36	%(d)	2.42%		1.14%	0.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(e)(f)	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.56	%(e)(f)	2.23	%(e)	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%	0.73%
Net assets, end of period (000's)	$748,224		$761,991		$525,007		$517,340		$470,430		$339,137	$294,225

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0075		0.0227		0.0325		0.0133		0.0235		0.0108	0.0068
Less Distributions to Shareholders:
From net investment income	(0.0075)		(0.0227)		(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.76	%(d)(g)	2.30%		3.30%		1.34	%(d)	2.37%		1.09%	0.69%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.37	%(e)(f)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15	%(f)	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.72%
Net investment income	2.06	%(e)(f)(g)	2.41	%(e)	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%	0.68%
Net assets, end of period (000's)	$185		$33,242		$66,038		$27,557		$35,797		$16,585	$1,095

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0070		0.0217		0.0315		0.0129		0.0225		0.0098	0.0058
Less Distributions to Shareholders:
From net investment income	(0.0070)		(0.0217)		(0.0315)		(0.0129)		(0.0225)		(0.0098)	(0.0058)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.71	%(d)	2.20%		3.19%		1.30	%(d)	2.27%		0.98%	0.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.47	%(e)(f)	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.39	%(e)(f)	2.09	%(e)	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%	0.58%
Net assets, end of period (000's)	$678,529		$674,000		$498,926		$376,973		$260,633		$593,136	$475,799

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0065		0.0207		0.0305		0.0125		0.0215		0.0088	0.0048
Less Distributions to Shareholders:
From net investment income	(0.0065)		(0.0207)		(0.0305)		(0.0125)		(0.0215)		(0.0088)	(0.0048)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.66	%(d)	2.09%		3.09%		1.25	%(d)	2.17%		0.88%	0.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.57	%(e)(f)	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.32	%(e)(f)	2.08	%(e)	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%	0.48%
Net assets, end of period (000's)	$276,092		$262,145		$289,499		$205,499		$225,846		$244,229	$369,440

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0054		0.0182		0.0280		0.0114		0.0190		0.0063	0.0026
Less Distributions to Shareholders:
From net investment income	(0.0054)		(0.0182)		(0.0280)		(0.0114)		(0.0190)		(0.0063)	(0.0026)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.54	%(d)	1.84%		2.84%		1.15	%(d)	1.91%		0.63%	0.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.81	%(e)(f)	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.77%
Waiver/Reimbursement	0.06	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.10%
Net investment income	1.06	%(e)(f)	1.76	%(e)	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%	0.26%
Net assets, end of period (000's)	$1,613,219		$1,772,303		$1,538,428		$1,394,667		$1,357,176		$742,981	$726,888

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0081		0.0238		0.0336		0.0138		0.0246		0.0119	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0081)		(0.0238)		(0.0336)		(0.0138)		(0.0246)		(0.0119)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.81	%(d)(g)	2.41%		3.41%		1.39	%(d)	2.49%		1.20%	0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.26	%(e)(f)	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.58	%(e)(f)(g)	2.28	%(e)	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%	0.79%
Net assets, end of period (000's)	$800,098		$942,240		$540,951		$688,499		$660,513		$83,596	$126,531

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	4,923,024,729	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,923,024,729	$—

24

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Tax-Exempt Income	$94,654,104
Ordinary Income*	2,327,321
Long-Term Capital Gains	185,416

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to

25

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of

26

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

27

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period
2012	2011	2010	2009	recovery	ended 2/28/2009
$1,299,484	$2,513,573	$2,284,293	$933,182	$7,030,532	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

28

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $43,890 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 19.6% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 67.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at February 28, 2009 invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

The Fund has paid $1,281,571 to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

On March 31, 2009, the Treasury announced the extension of the Program from April 30, 2009 through September 18, 2009.

29

Columbia California Tax-Exempt Reserves
February 28, 2009 (Unaudited)

The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

30

Board Consideration and Re-Approval of Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia California Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia California Tax-Exempt Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The

31

selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

32

Other Benefits to CMA The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

33

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

34

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

35

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

36

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

37

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

38

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbian California Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia California Tax-Exempt Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8456-0209 (04/09) 09/76781

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	11

Notes to Financial Statements	21

Board Consideration and Re-Approval of Investment Advisory Agreement	28

Summary of Management Fee Evaluation by Independent Fee Consultant	31

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Government Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,006.30	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,005.80	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,005.60	1,023.06	1.74	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,005.11	1,022.56	2.24	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,004.61	1,022.07	2.73	2.76	0.55
Daily Class Shares	1,000.00	1,000.00	1,003.62	1,021.08	3.73	3.76	0.75
Class A Shares	1,000.00	1,000.00	1,004.31	1,021.62	3.18	3.21	0.64
Institutional Class Shares	1,000.00	1,000.00	1,006.10	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,005.90	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,006.30	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations – 101.2%
	Par ($)	Value ($)
U.S. Government Agencies – 100.6%
Federal Farm Credit Bank
0.120% 03/03/09 (a)	45,000,000	44,999,700
0.279% 09/03/09 (b)	44,000,000	44,001,381
2.250% 05/29/09 (a)	25,000,000	24,860,938
Federal Home Loan Bank
0.010% 03/02/09 (a)	25,000,000	24,999,993
0.010% 03/31/09 (a)	6,000,000	5,999,950
0.010% 04/01/09 (a)	254,857,000	254,854,805
0.020% 03/03/09 (a)	110,000,000	109,999,878
0.030% 03/12/09 (a)	200,000,000	199,998,167
0.070% 03/25/09 (a)	635,384,000	635,354,349
0.080% 04/09/09 (a)	14,883,000	14,881,710
0.100% 03/02/09 (a)	106,741,000	106,740,703
0.120% 03/02/09 (a)	819,313,000	819,310,269
0.130% 03/13/09 (a)	87,000,000	86,996,230
0.130% 03/17/09 (a)	250,000,000	249,985,556
0.140% 03/02/09 (a)	1,013,499,000	1,013,495,059
0.140% 03/13/09 (a)	289,564,000	289,550,487
0.140% 03/23/09 (a)	87,490,000	87,482,515
0.150% 03/09/09 (a)	233,851,000	233,843,205
0.150% 03/13/09 (a)	180,000,000	179,991,000
0.150% 03/20/09 (a)	425,000,000	424,966,354
0.160% 03/10/09 (a)	200,000,000	199,992,000
0.160% 03/11/09 (a)	151,000,000	150,993,289
0.160% 03/16/09 (a)	135,000,000	134,991,000
0.170% 03/04/09 (a)	51,000,000	50,999,278
0.180% 03/03/09 (a)	89,775,000	89,774,102
0.180% 03/06/09 (a)	307,350,000	307,342,316
0.180% 03/09/09 (a)	250,000,000	249,990,000
0.180% 03/10/09 (a)	100,022,000	100,017,499
0.180% 03/11/09 (a)	60,000,000	59,997,000
0.180% 03/16/09 (a)	87,837,000	87,830,412
0.180% 03/18/09 (a)	93,000,000	92,992,095
0.180% 03/24/09 (a)	150,000,000	149,982,750
0.180% 03/26/09 (a)	250,000,000	249,968,750
0.180% 03/31/09 (a)	320,600,000	320,551,910
0.180% 04/01/09 (a)	100,000,000	99,984,500
0.190% 03/09/09 (a)	20,000,000	19,999,156
0.190% 03/20/09 (a)	27,000,000	26,997,293
0.190% 04/15/09 (a)	75,985,000	75,966,954
0.200% 03/02/09 (a)	200,000,000	199,998,889
0.200% 03/03/09 (a)	75,000,000	74,999,167
0.200% 03/04/09 (a)	30,175,000	30,174,497
0.200% 03/09/09 (a)	395,000,000	394,982,444
0.200% 03/19/09 (a)	131,068,000	131,054,893
0.200% 03/20/09 (a)	17,315,000	17,313,172
0.200% 03/23/09 (a)	350,000,000	349,957,222
0.200% 04/07/09 (a)	300,000,000	299,938,333
0.200% 04/15/09 (a)	275,000,000	274,931,250

	Par ($)	Value ($)
0.200% 04/16/09 (a)	100,000,000	99,974,444
0.210% 03/17/09 (a)	38,000,000	37,996,453
0.210% 03/24/09 (a)	280,000,000	279,962,433
0.220% 03/02/09 (a)	65,000,000	64,999,603
0.220% 03/03/09 (a)	125,483,000	125,481,466
0.220% 03/05/09 (a)	325,000,000	324,992,056
0.220% 03/18/09 (a)	150,000,000	149,984,417
0.220% 03/26/09 (a)	36,164,000	36,158,475
0.220% 03/27/09 (a)	676,258,000	676,150,550
0.220% 03/31/09 (a)	300,934,000	300,878,829
0.220% 04/20/09 (a)	100,000,000	99,969,444
0.220% 04/22/09 (a)	323,000,000	322,897,358
0.230% 03/10/09 (a)	50,893,000	50,890,074
0.230% 03/17/09 (a)	156,175,000	156,159,035
0.230% 03/27/09 (a)	26,150,000	26,145,656
0.230% 04/13/09 (a)	23,178,000	23,171,632
0.240% 03/06/09 (a)	100,000,000	99,996,667
0.240% 03/12/09 (a)	200,000,000	199,985,333
0.240% 03/25/09 (a)	470,000,000	469,924,800
0.240% 04/03/09 (a)	400,000,000	399,914,667
0.250% 03/04/09 (a)	386,250,000	386,241,953
0.250% 03/09/09 (a)	139,946,000	139,938,225
0.250% 03/31/09 (a)	186,853,000	186,814,072
0.250% 04/13/09 (a)	69,514,000	69,493,242
0.250% 04/16/09 (a)	55,000,000	54,982,431
0.250% 05/04/09 (a)	98,034,000	97,990,429
0.250% 05/18/09 (a)	378,500,000	378,294,979
0.260% 03/16/09 (a)	250,000,000	249,972,917
0.260% 03/18/09 (a)	92,148,000	92,136,686
0.270% 03/16/09 (a)	200,000,000	199,977,500
0.270% 03/27/09 (a)	150,000,000	149,970,750
0.280% 03/17/09 (a)	200,000,000	199,975,111
0.280% 03/20/09 (a)	300,000,000	299,955,667
0.280% 03/23/09 (a)	50,000,000	49,991,444
0.280% 04/03/09 (a)	66,000,000	65,983,060
0.300% 03/25/09 (a)	272,007,000	271,952,599
0.300% 03/27/09 (a)	95,000,000	94,979,417
0.300% 04/16/09 (a)	72,268,000	72,240,297
0.300% 04/30/09 (a)	80,000,000	79,960,000
0.310% 03/31/09 (a)	111,645,000	111,616,158
0.310% 04/06/09 (a)	250,000,000	249,922,500
0.310% 04/13/09 (a)	200,000,000	199,925,944
0.310% 04/30/09 (a)	120,021,000	119,958,989
0.310% 05/20/09 (a)	97,500,000	97,432,833
0.320% 04/01/09 (a)	100,000,000	99,972,444
0.320% 04/07/09 (a)	55,044,000	55,025,897
0.329% 12/28/09 (b)	165,000,000	164,937,667
0.330% 04/13/09 (a)	200,000,000	199,921,167
0.340% 04/17/09 (a)	88,200,000	88,160,849
0.340% 04/24/09 (a)	150,000,000	149,923,500
0.350% 04/08/09 (a)	100,000,000	99,963,056

See Accompanying Notes to Financial Statements.

2

Columbia Government Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.350% 04/13/09 (a)	134,825,000	134,768,636
0.350% 04/17/09 (a)	185,000,000	184,915,465
0.350% 04/21/09 (a)	137,912,000	137,843,619
0.350% 04/24/09 (a)	250,000,000	249,868,750
0.350% 04/29/09 (a)	200,000,000	199,885,278
0.360% 04/29/09 (a)	252,213,000	252,064,194
0.360% 05/11/09 (a)	160,380,000	160,266,130
0.370% 04/22/09 (a)	100,000,000	99,946,556
0.370% 04/24/09 (a)	72,500,000	72,459,762
0.370% 05/05/09 (a)	62,291,000	62,249,386
0.370% 05/18/09 (a)	110,247,000	110,158,619
0.370% 05/29/09 (a)	350,000,000	349,679,847
0.370% 06/22/09 (a)	90,000,000	89,895,475
0.380% 04/22/09 (a)	76,600,000	76,557,955
0.380% 04/28/09 (a)	100,000,000	99,938,778
0.380% 05/12/09 (a)	264,810,000	264,608,744
0.380% 05/13/09 (a)	200,000,000	199,845,889
0.380% 05/27/09 (a)	150,000,000	149,862,250
0.390% 05/15/09 (a)	85,000,000	84,930,937
0.390% 05/20/09 (a)	121,500,000	121,394,700
0.395% 09/04/09 (b)	220,000,000	220,000,000
0.395% 09/14/09 (b)	150,000,000	149,996,022
0.400% 05/18/09 (a)	82,147,000	82,075,806
0.405% 09/18/09 (b)	97,000,000	96,998,901
0.410% 05/26/09 (a)	250,000,000	249,755,139
0.420% 06/01/09 (a)	172,500,000	172,314,850
0.450% 03/02/09 (a)	223,300,000	223,297,209
0.450% 03/04/09 (a)	223,050,000	223,041,636
0.450% 07/13/09 (a)	191,200,000	190,879,740
0.470% 03/13/09 (a)	96,953,000	96,937,811
0.500% 03/04/09 (a)	50,000,000	49,997,917
0.500% 03/09/09 (a)	37,105,000	37,100,877
0.500% 07/02/09 (a)	17,850,000	17,819,506
0.500% 07/15/09 (a)	150,000,000	149,716,667
0.520% 07/17/09 (a)	210,000,000	209,581,400
0.540% 07/28/09 (a)	250,000,000	249,441,250
0.570% 07/20/09 (a)	257,488,000	256,913,158
0.650% 03/02/09 (a)	213,202,000	213,198,151
0.650% 03/03/09 (a)	250,000,000	249,990,972
0.650% 03/13/09 (a)	200,000,000	199,956,667
0.687% 03/03/09 (a)	49,500,000	49,498,111
0.700% 03/06/09 (a)	275,000,000	274,973,264
0.700% 03/09/09 (a)	250,000,000	249,961,111
0.700% 03/16/09 (a)	200,000,000	199,941,667
0.700% 03/20/09 (a)	200,000,000	199,926,111
0.704% 03/06/09 (a)	275,000,000	274,973,111
0.720% 03/04/09 (a)	60,200,000	60,196,388
0.820% 03/02/09 (a)	200,000,000	199,995,444
0.850% 03/04/09 (a)	150,000,000	149,989,375
0.908% 07/16/09 (b)	180,000,000	180,031,882

	Par ($)	Value ($)
0.950% 03/11/09 (a)	166,065,000	166,021,177
0.985% 07/14/09 (b)	75,000,000	75,005,849
0.994% 04/30/09 (b)	25,000,000	24,999,757
1.051% 05/27/09 (b)	90,000,000	90,004,564
1.066% 11/23/09 (b)	250,000,000	250,061,236
1.071% 05/20/09 (b)	125,000,000	125,000,000
1.094% 08/05/09 (b)	1,176,000,000	1,176,069,186
1.101% 08/07/09 (b)	150,000,000	150,004,897
1.145% 03/02/09 (a)	79,635,000	79,632,467
1.179% 07/10/09 (b)	755,000,000	754,992,037
1.180% 05/29/09 (a)	250,000,000	249,270,694
1.194% 01/11/10 (b)	140,000,000	140,088,111
1.200% 05/18/09 (a)	90,000,000	89,766,000
1.223% 07/09/09 (b)	150,000,000	150,058,918
1.241% 04/07/09 (b)	25,000,000	24,998,843
1.251% 01/08/10 (b)	150,000,000	150,045,331
1.280% 04/16/09 (a)	105,125,000	104,953,062
1.300% 04/17/09 (a)	72,500,000	72,376,951
1.300% 04/20/09 (a)	53,000,000	52,904,306
1.385% 10/05/09 (b)	330,000,000	330,000,000
1.466% 03/27/09 (b)	209,000,000	209,000,000
1.480% 03/02/09 (a)	35,500,000	35,498,541
1.741% 12/15/09 (b)	100,000,000	99,980,979
1.800% 05/13/09 (a)	200,000,000	199,270,000
1.800% 05/15/09 (a)	112,324,000	111,902,785
1.900% 04/09/09	150,000,000	150,183,456
1.964% 06/11/09 (b)	50,000,000	50,009,845
1.970% 03/20/09	95,000,000	95,085,961
1.984% 12/11/09 (b)	47,000,000	47,000,000
2.040% 03/04/09 (b)	100,000,000	100,015,076
2.070% 03/04/09 (b)	527,000,000	527,045,632
2.077% 03/02/09 (b)	150,000,000	150,000,000
2.200% 04/09/09	99,350,000	99,562,815
2.280% 04/24/09	100,000,000	100,308,687
2.400% 04/21/09	200,000,000	199,994,970
2.450% 03/06/09	100,000,000	99,991,939
2.520% 04/21/09	125,000,000	125,406,766
2.520% 05/28/09	80,000,000	80,420,640
2.625% 04/22/09	59,945,000	59,945,000
2.820% 03/06/09 (a)	87,052,000	87,017,905
2.830% 03/23/09	157,000,000	157,000,000
2.850% 03/04/09	83,000,000	82,999,543
3.240% 04/03/09	211,500,000	212,070,507
3.400% 04/02/09	118,000,000	118,322,739
4.750% 03/13/09	55,000,000	55,082,343
Federal Home Loan Mortgage Corp.
0.250% 03/18/09 (a)	148,256,000	148,238,498
U.S. Government Agencies Total		33,754,526,721

See Accompanying Notes to Financial Statements.

3

Columbia Government Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
U.S. Government Obligation – 0.6%
U.S. Treasury Bill
0.120% 03/05/09 (c)	200,000,000	199,997,333
U.S. Government Obligation Total		199,997,333
Total Government & Agency Obligations (cost of $33,954,524,054)		33,954,524,054
Total Investments – 101.2% (cost of $33,954,524,054) (d)		33,954,524,054
Other Assets & Liabilities, Net – (1.2)%		(397,944,398)
Net Assets – 100.0%		33,556,579,656

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Cost for federal income tax purposes is $33,954,524,054.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Government Reserves
February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	33,954,524,054
	Cash	399
	Receivable for:
	Fund shares sold	281,120
	Interest	29,170,043
	Expense reimbursement due from investment advisor/administrator	278,077
	Trustees' deferred compensation plan	62,918
	Prepaid expenses	316,625
	Total Assets	33,984,633,236
Liabilities	Payable for:
	Investments purchased	399,914,667
	Fund shares repurchased	18,883,701
	Distributions	2,512,301
	Investment advisory fee	3,931,946
	Administration fee	1,037,403
	Transfer agent fee	17,357
	Pricing and bookkeeping fees	15,502
	Trustees' fees	78,638
	Custody fee	52,010
	Distribution and service fees	1,141,529
	Shareholder administration fee	388,806
	Chief compliance officer expenses	200
	Trustees' deferred compensation plan	62,918
	Other liabilities	16,602
	Total Liabilities	428,053,580
	Net Assets	33,556,579,656
Net Assets Consist of	Paid-in capital	33,557,221,364
	Undistributed net investment income	176,875
	Accumulated net realized loss	(818,583)
	Net Assets	33,556,579,656

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – Columbia Government Reserves
February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$19,740,563,999
	Shares outstanding	19,741,014,208
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,377,918,304
	Shares outstanding	3,377,997,867
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,625,949,540
	Shares outstanding	1,625,986,170
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$2,446,471,409
	Shares outstanding	2,446,526,830
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$219,039,253
	Shares outstanding	219,044,339
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,185,647,178
	Shares outstanding	1,185,675,127
	Net asset value per share	$1.00
Class A Shares	Net assets	$18,899,398
	Shares outstanding	18,899,826
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$4,737,606,472
	Shares outstanding	4,737,720,897
	Net asset value per share	$1.00
Retail A Shares	Net assets	$48,315,772
	Shares outstanding	48,316,863
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$156,168,331
	Shares outstanding	156,172,018
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Government Reserves
For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	209,498,998
Expenses	Investment advisory fee	23,015,552
	Administration fee	13,739,332
	Distribution fee:
	Investor Class Shares	101,921
	Daily Class Shares	2,070,863
	Class A Shares	9,342
	Service fee:
	Liquidity Class Shares	1,730,962
	Adviser Class Shares	3,426,324
	Investor Class Shares	254,803
	Daily Class Shares	1,479,188
	Class A Shares	23,356
	Retail A Shares	22,788
	Shareholder administration fee:
	Trust Class Shares	1,469,311
	Class A Shares	9,342
	Institutional Class Shares	738,942
	Transfer agent fee	918,334
	Pricing and bookkeeping fees	89,503
	Trustees' fees	8,956
	Custody fee	154,791
	Chief compliance officer expenses	3,925
	Other expenses	447,638
	Total Expenses	49,715,173
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,671,851)
	Fees waived by distributor:
	Investor Class Shares	(819)
	Daily Class Shares	(312,042)
	Class A Shares	(1,182)
	Fees waived by shareholder service provider—Liquidity Class Shares	(692,385)
	Expense reductions	(18,777)
	Net Expenses	41,018,117
	Net Investment Income	168,480,881
	Net realized gain on investments	250,090
	Net Increase Resulting from Operations	168,730,971

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	168,480,881	418,935,109
	Net realized gain on investments	250,090	19,229
	Net increase resulting from operations	168,730,971	418,954,338
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(104,410,636)	(205,511,953)
	Trust Class Shares	(15,941,812)	(24,955,610)
	Liquidity Class Shares	(7,301,229)	(36,377,012)
	Adviser Class Shares	(12,567,742)	(52,699,576)
	Investor Class Shares	(793,744)	(7,996,913)
	Daily Class Shares	(4,040,164)	(24,916,560)
	Class A Shares	(70,637)	(371,697)
	Institutional Class Shares	(21,951,291)	(56,674,389)
	Retail A Shares	(305,821)	(1,807,772)
	G-Trust Shares	(1,097,805)	(7,646,095)
	Total distributions to shareholders	(168,480,881)	(418,957,577)
	Net Capital Stock Transactions	17,034,612,187	8,664,466,601
	Total increase in net assets	17,034,862,277	8,664,463,362
Net Assets	Beginning of period	16,521,717,379	7,857,254,017
	End of period	33,556,579,656	16,521,717,379
	Undistributed net investment income at end of period	176,875	176,875

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	50,419,582,740	50,419,582,741	31,566,786,431	31,566,786,430
Distributions reinvested	75,738,746	75,738,746	163,214,671	163,214,671
Redemptions	(38,401,556,057)	(38,401,556,057)	(27,370,387,922)	(27,370,387,923)
Net increase	12,093,765,429	12,093,765,430	4,359,613,180	4,359,613,178
Trust Class Shares
Subscriptions	2,647,944,750	2,647,944,750	3,555,887,705	3,555,887,705
Proceeds received in connection with merger	—	—	625,626,854	625,596,614
Distributions reinvested	398,560	398,560	761,821	761,821
Redemptions	(1,218,768,518)	(1,218,768,518)	(2,441,384,321)	(2,441,384,321)
Net increase	1,429,574,792	1,429,574,792	1,740,892,059	1,740,861,819
Liquidity Class Shares
Subscriptions	2,319,720,946	2,319,720,946	3,898,819,837	3,898,819,837
Distributions reinvested	6,466,901	6,466,901	29,841,701	29,841,701
Redemptions	(1,925,694,664)	(1,925,694,664)	(3,422,610,204)	(3,422,610,204)
Net increase	400,493,183	400,493,183	506,051,334	506,051,334
Adviser Class Shares
Subscriptions	5,024,692,050	5,024,692,050	6,030,581,925	6,030,581,925
Distributions reinvested	5,272,311	5,272,311	17,498,309	17,498,309
Redemptions	(4,404,196,506)	(4,404,196,506)	(5,606,620,363)	(5,606,620,363)
Net increase	625,767,855	625,767,855	441,459,871	441,459,871
Investor Class Shares
Subscriptions	707,516,257	707,516,257	3,646,726,575	3,646,726,575
Distributions reinvested	668,522	668,522	6,646,468	6,646,468
Redemptions	(596,802,739)	(596,802,739)	(3,891,721,546)	(3,891,721,547)
Net increase (decrease)	111,382,040	111,382,040	(238,348,503)	(238,348,504)
Daily Class Shares
Subscriptions	1,742,222,333	1,742,222,333	3,610,991,206	3,610,991,206
Distributions reinvested	4,040,164	4,040,164	24,915,014	24,915,014
Redemptions	(1,459,165,330)	(1,459,165,330)	(3,457,333,549)	(3,457,333,549)
Net increase	287,097,167	287,097,167	178,572,671	178,572,671
Class A Shares
Subscriptions	23,183,376	23,183,376	80,214,170	80,214,171
Distributions reinvested	60,651	60,651	288,546	288,546
Redemptions	(15,454,494)	(15,454,494)	(82,867,711)	(82,867,711)
Net increase (decrease)	7,789,533	7,789,533	(2,364,995)	(2,364,994)
Institutional Class Shares
Subscriptions	8,564,556,653	8,564,556,653	7,748,301,289	7,748,301,289
Distributions reinvested	19,843,699	19,843,699	55,320,511	55,320,511
Redemptions	(6,464,414,692)	(6,464,414,692)	(6,082,969,216)	(6,082,969,216)
Net increase	2,119,985,660	2,119,985,660	1,720,652,584	1,720,652,584

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail Class Shares
Subscriptions	4,238,142	4,238,143	10,390,388	10,390,388
Distributions reinvested	300,031	300,031	1,776,636	1,776,636
Redemptions	(10,815,703)	(10,815,703)	(14,477,481)	(14,477,481)
Net decrease	(6,277,530)	(6,277,529)	(2,310,457)	(2,310,457)
G-Trust Shares
Subscriptions	172,874,083	172,874,083	370,559,956	370,559,956
Distributions reinvested	30,309	30,309	154,181	154,181
Redemptions	(207,870,336)	(207,870,336)	(410,435,038)	(410,435,038)
Net decrease	(34,965,944)	(34,965,944)	(39,720,901)	(39,720,901)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0063		0.0334		0.0508	0.0204		0.0348	0.0152	0.0095
Less Distributions to Shareholders:
From net investment income	(0.0063)		(0.0334)		(0.0508)	(0.0204)		(0.0348)	(0.0152)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.63	%(d)(h)	3.39	%(e)	5.20%	2.06	%(d)	3.53%	1.53%	0.96%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%		0.20%	0.20	%(g)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05	%(g)	0.05%		0.06%	0.07	%(g)	0.07%	0.07%	0.06%
Net investment income (f)	1.14	%(g)(h)	3.08	%(e)	5.08%	4.89	%(g)	3.50%	1.51%	0.96%
Net assets, end of period (000's)	$19,740,564		$7,646,775		$3,287,530	$1,671,184		$1,306,727	$1,132,047	$1,289,052

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0058		0.0324		0.0498	0.0200		0.0338	0.0142	0.0085
Less Distributions to Shareholders:
From net investment income	(0.0058)		(0.0324)		(0.0498)	(0.0200)		(0.0338)	(0.0142)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.58	%(d)	3.29	%(e)	5.10%	2.01	%(d)	3.43%	1.43%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.30	%(g)	0.30%		0.30%	0.30	%(g)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05	%(g)	0.05%		0.06%	0.07	%(g)	0.07%	0.07%	0.06%
Net investment income (f)	1.08	%(g)	2.44	%(e)	4.98%	4.76	%(g)	3.44%	1.50%	0.86%
Net assets, end of period (000's)	$3,377,918		$1,948,302		$207,516	$300,750		$387,210	$250,281	$292,272

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0056		0.0319		0.0493	0.0198		0.0333	0.0137	0.0080
Less Distributions to Shareholders:
From net investment income	(0.0056)		(0.0319)		(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.56	%(d)(h)	3.23	%(e)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.35	%(g)	0.35%		0.35%	0.35	%(g)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.16%	0.17	%(g)	0.17%	0.17%	0.64%
Net investment income (f)	1.05	%(g)(h)	2.93	%(e)	4.93%	4.73	%(g)	3.40%	1.41%	0.81%
Net assets, end of period (000's)	$1,625,950		$1,225,417		$719,348	$890,545		$687,275	$410,737	$300,885

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0051		0.0309		0.0483	0.0194		0.0323	0.0127	0.0070
Less Distributions to Shareholders:
From net investment income	(0.0051)		(0.0309)		(0.0483)	(0.0194)		(0.0323)	(0.0127)	(0.0070)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.51	%(d)	3.13	%(e)	4.94%	1.95	%(d)	3.28%	1.28%	0.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.45	%(g)	0.45%		0.45%	0.45	%(g)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05	%(g)	0.05%		0.06%	0.07	%(g)	0.07%	0.07%	0.06%
Net investment income (f)	0.92	%(g)	2.97	%(e)	4.83%	4.64	%(g)	3.28%	1.23%	0.71%
Net assets, end of period (000's)	$2,446,471		$1,820,646		$1,378,942	$1,119,732		$1,026,932	$804,271	$1,104,735

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0046		0.0299	0.0473	0.0189		0.0313	0.0117	0.0060
Less Distributions to Shareholders:
From net investment income	(0.0046)		(0.0299)	(0.0473)	(0.0189)		(0.0313)	(0.0117)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.46	%(d)(g)	3.03%	4.84%	1.91	%(d)	3.17%	1.18%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.55%	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05	%(f)	0.05%	0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	0.78	%(f)(g)	2.99%	4.74%	4.51	%(f)	3.11%	1.10%	0.61%
Net assets, end of period (000's)	$219,039		$107,656	$345,746	$373,641		$364,023	$460,841	$792,634

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0036		0.0274		0.0448	0.0179		0.0288	0.0092	0.0035
Less Distributions to Shareholders:
From net investment income	(0.0036)		(0.0274)		(0.0448)	(0.0179)		(0.0288)	(0.0092)	(0.0035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.36	%(d)(h)	2.77	%(e)	4.57%	1.80	%(d)	2.92%	0.93%	0.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.75	%(g)	0.80%		0.80%	0.80	%(g)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.10	%(g)	0.05%		0.06%	0.07	%(g)	0.07%	0.07%	0.06%
Net investment income (f)	0.68	%(g)(h)	2.57	%(e)	4.48%	4.26	%(g)	3.06%	0.94%	0.36%
Net assets, end of period (000's)	$1,185,647		$898,522		$719,973	$540,518		$591,846	$304,322	$352,046

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008	2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0043		0.0290	0.0463	0.0185		0.0303	0.0107	0.0050
Less Distributions to Shareholders:
From net investment income	(0.0043)		(0.0290)	(0.0463)	(0.0185)		(0.0303)	(0.0107)	(0.0050)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.43	%(f)	2.94%	4.73%	1.86	%(f)	3.07%	1.08%	0.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.64	%(h)	0.65%	0.65%	0.65	%(h)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.06	%(h)	0.05%	0.06%	0.07	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	0.76	%(h)	2.84%	4.63%	4.44	%(h)	2.98%	1.13%	0.51%
Net assets, end of period (000's)	$18,899		$11,110	$13,497	$24,002		$16,903	$31,654	$11,263

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A shares were renamed Class A shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0061		0.0330		0.0504	0.0202		0.0344	0.0148	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0061)		(0.0330)		(0.0504)	(0.0202)		(0.0344)	(0.0148)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	0.61	%(d)(h)	3.35	%(e)	5.16%	2.04	%(d)	3.49%	1.49%	0.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.24	%(g)	0.24%		0.24%	0.24	%(g)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05	%(g)	0.05%		0.06%	0.07	%(g)	0.07%	0.07%	0.06%
Net investment income (f)	1.19	%(g)(h)	2.98	%(e)	5.04%	4.82	%(g)	3.56%	1.45%	0.92%
Net assets, end of period (000's)	$4,737,606		$2,617,573		$897,083	$193,420		$186,164	$186,374	$438,059

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0059		0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	(0.0059)		(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.59	%(e)(h)	3.30%	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.29	%(g)	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.05	%(g)	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.21	%(g)(h)	3.27%	4.99%	4.77	%(g)	4.06	%(g)
Net assets, end of period (000's)	$48,316		$54,591	$56,879	$63,573		$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November, 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0063		0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0063)		(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.63	%(e)(h)	3.39%	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05	%(g)	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.27	%(g)(h)	3.40%	5.08%	4.88	%(g)	4.14	%(g)
Net assets, end of period (000's)	$156,168		$191,126	$230,740	$261,651		$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Government Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Government Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	33,954,524,054	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$33,954,524,054	$—

21

Columbia Government Reserves
February 28, 2009 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$418,957,577

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$115 116
2013	204,834
2014	748,723
Total	$1,068,673

22

Columbia Government Reserves
February 28, 2009 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides

23

Columbia Government Reserves
February 28, 2009 (Unaudited)

oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

24

Columbia Government Reserves
February 28, 2009 (Unaudited)

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month
2012	2011	2010	2009	recovery	period ended 2/28/2009
$7,671,851	$7,400,332	$3,707,245	$1,568,520	$20,347,948	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be

25

Columbia Government Reserves
February 28, 2009 (Unaudited)

terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $18,777 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 62.2% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 9.5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to

26

Columbia Government Reserves
February 28, 2009 (Unaudited)

expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

As of March 24, 2008, Treasury Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Treasury Money Fund in exchange for Trust Class Shares of the Fund as follows:

Shares Issued	Net Assets Received
625,626,854	$625,596,614

Net Assets of Treasury Money Fund Prior to Combination	Net Assets of Columbia Government Reserves Immediately Prior to Combination	Net Assets of Columbia Government Reserves Immediately After Combination
$625,596,614	$15,702,562,508	$16,328,159,122

27

Board Consideration and Re-Approval of Investment
Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Government Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Government Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology

28

used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its Actual Management Rate was appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted factors such as positive performance over other periods and the Fund's emphasis on liquidity and capital preservation over yield, that outweighed the factors noted above. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other

29

clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE
CONSULTANT TO THE FUNDS SUPERVISED BY THE
COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

31

recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

32

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship

33

between fund size and profitability, with smaller Funds generally operating at a loss.

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences

34

in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

35

This page intentionally left blank.

Important Information About This Report – Columbia Government Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8347-0209 (04/09) 09/76783

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	38

Board Consideration and Re-Approval of Investment Advisory Agreement	45

Summary of Management Fee Evaluation by Independent Fee Consultant	48

Important Information About This Report	53

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.82	1,023.70	1.10	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,009.32	1,023.21	1.59	1.61	0.32
Liquidity Class Shares	1,000.00	1,000.00	1,008.98	1,022.96	1.84	1.86	0.37
Adviser Class Shares	1,000.00	1,000.00	1,008.48	1,022.46	2.34	2.36	0.47
Investor Class Shares	1,000.00	1,000.00	1,007.98	1,021.97	2.84	2.86	0.57
Daily Class Shares	1,000.00	1,000.00	1,006.79	1,020.73	4.08	4.11	0.82
Class Z Shares	1,000.00	1,000.00	1,009.82	1,023.70	1.10	1.10	0.22
Institutional Class Shares	1,000.00	1,000.00	1,009.62	1,023.51	1.30	1.30	0.26

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 91.2%
	Par ($)	Value ($)
Alabama – 1.4%
AL Albertville Industrial Development Board
Series 2007, AMT,
LOC: JPMorgan Chase Bank 0.970% 03/01/18 (a)	9,595,000	9,595,000
AL Chatom Industrial Development Board
Powersouth Energy Cooperative,
Series 2008 A, GTY AGMT: National Rural Utilities Finance 6.000% 11/15/38 (a)	30,000,000	30,000,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT, LOC: Regions Bank 1.220% 03/01/14 (a)	315,000	315,000
AL Housing Finance Authority
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 1.350% 06/01/35 (a)	7,425,000	7,425,000
AL West Jefferson Industrial Development Board
Alabama Power Co.,
Series 2008, AMT, 2.000% 12/01/38 (b)	60,000,000	60,000,000
Alabama Total		107,335,000
Alaska – 0.5%
AK Anchorage
0.400% 04/08/09	20,000,000	20,000,000
1.600% 04/08/09	20,000,000	20,000,000
Alaska Total		40,000,000
Arizona – 1.5%
AZ Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
GTY AGMT: Deutsche Bank A.G. 0.680% 12/01/37 (a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A. 0.680% 12/01/39 (a)	945,000	945,000
Series 2005, AMT,
GTY AGMT: FHLMC 0.880% 01/01/36 (a)	7,295,000	7,295,000

	Par ($)	Value ($)
AZ Phoenix Civic Improvement Corp.
Series 1999 A,
5.375% 07/01/29	18,310,000	18,688,100
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.680% 06/01/31 (a)	4,750,000	4,750,000
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products: 1.350% 07/01/36 (a)	7,045,000	7,045,000
1.350% 02/01/38 (a)	11,640,000	11,640,000
Spring Air Mattress Co.,
Series 1999, AMT, LOC: Bank One N.A. 3.280% 04/01/19 (a)	850,000	850,000
AZ Pima County Industrial Development Authority
Multi-Family Housing,
Urban Council LP, Series 2007 A, AMT, LIQ FAC: FNMA 0.800% 12/15/37 (a)	7,025,000	7,025,000
Arizona Total		118,238,100
Arkansas – 0.1%
AR Lowell Industrial Development
Little Rock Newspapers, Inc.,
Series 1996, AMT, LOC: Bank of New York 0.950% 06/01/31 (a)	6,500,000	6,500,000
Arkansas Total		6,500,000
California – 4.3%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.330% 04/01/37 (a)	49,105,000	49,105,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-2, LOC: BNP Paribas 0.350% 05/01/22 (a)	32,000,000	32,000,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 0.300% 05/01/20 (a)	40,795,000	40,795,000

See Accompanying Notes to Financial Statements.

2

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Infrastructure & Economic Development Bank
California Academy Sciences,
Series 2008 B, LOC: Allied Irish Bank PLC 0.350% 09/01/38 (a)	18,375,000	18,375,000
J Paul Getty Trust,
Series 2007 B, 0.250% 04/01/33 (b)	13,425,000	13,425,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Corp.,
Series 1996 E, LOC: Bank One N.A. 0.380% 11/01/26 (a)	11,500,000	11,500,000
CA San Diego Public Facilities Financing Authority
Series 2007,
GTY AGMT: Citigroup Financial Products 1.220% 05/15/09 (a)	74,795,000	74,795,000
CA San Jose
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.330% 05/01/41 (a)	24,700,000	24,700,000
CA Statewide Communities Development Authority
Rady Children's Hospital,
Series 2008 D, LOC: Wachovia Bank N.A. 0.300% 08/15/41 (a)	26,900,000	26,900,000
Series 2001,
GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.780% 07/01/15 (a)(d)	8,325,000	8,325,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.270% 02/01/41 (a)	14,255,000	14,255,000
CA State
Series 2004 B-3,
LOC: Citibank N.A., LOC: State Street Bank & Trust Co. 0.450% 05/01/34 (a)	22,060,000	22,060,000
California Total		336,235,000
Colorado – 2.2%
CO BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.700% 11/15/24 (a)	10,230,000	10,230,000

	Par ($)	Value ($)
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.730% 01/01/17 (a)	2,060,000	2,060,000
CO Collegeinvest
Series 2008 A, AMT,
LOC: Lloyds TSB Bank PLC 0.700% 12/01/42 (a)	35,000,000	35,000,000
CO Denver City & County Airport
Series 2002 C, AMT,
LOC: Lloyds TSB Bank PLC 0.700% 11/15/25 (a)	23,550,000	23,550,000
Series 2007, AMT,
GTY AGMT: Goldman Sachs 1.200% 04/01/47 (a)	10,460,063	10,460,063
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
GTY AGMT: Deutsche Bank A.G. 0.650% 11/15/18 (a)	4,180,000	4,180,000
CO Housing & Finance Authority
Series 2005 A-2, AMT,
SPA: Dexia Credit Local 2.300% 11/01/27 (a)	23,200,000	23,200,000
Series 2006 G, AMT,
GTY AGMT: Goldman Sachs 1.200% 12/01/36 (a)	12,204,079	12,204,079
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 10/01/32 (a)	8,905,000	8,905,000
Series 2008 A-3, AMT,
SPA: Dexia Credit Local 2.300% 05/01/38 (a)	31,000,000	31,000,000
Terrace Park LP,
Series 2007, AMT, LOC: U.S. Bank N.A. 0.730% 09/01/25 (a)	11,800,000	11,800,000
Colorado Total		172,589,142
Delaware – 4.0%
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
LIQ FAC: FHLB 0.670% 04/15/49 (a)	295,965,000	295,965,000

See Accompanying Notes to Financial Statements.

3

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT, LIQ FAC: FNMA 0.800% 09/15/38 (a)	8,200,000	8,200,000
Flight Safety International, Inc.,
Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.780% 12/01/32 (a)	5,185,000	5,185,000
Delaware Total		309,350,000
District of Columbia – 1.1%
DC Housing Finance Agency
Multi-Family Housing,
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 1.350% 05/01/11 (a)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authortity
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.900% 10/01/14 (a)	12,790,000	12,790,000
DC Reset Optional Certificates Trust II-R
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.380% 09/01/40 (a)	31,225,000	31,225,000
DC
National Association of Realtors,
Series 2003, AMT, LOC: SunTrust Bank 0.870% 12/01/23 (a)	7,500,000	7,500,000
Series 2008,
2.500% 09/30/09	30,000,000	30,244,597
District of Columbia Total		86,759,597
Florida – 5.8%
FL BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.690% 10/01/37 (a)	10,125,000	10,125,000
FL Brevard County Industrial Development
Pivotal Utility Holdings,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.870% 10/01/24 (a)	13,850,000	13,850,000

	Par ($)	Value ($)
FL Broward County Housing Finance Authority
Series 2006, AMT,
GTY AGMT: Goldman Sachs 1.210% 06/01/46 (a)	72,515,000	72,515,000
Series 2008, AMT,
LOC: Wachovia Bank N.A. 0.750% 09/01/40 (a)	10,495,000	10,495,000
FL Citizens Property Insurance Corp.
Series 2008 A-2,
4.500% 06/01/09	50,000,000	50,246,018
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 0.680% 10/01/25 (a)	7,000,000	7,000,000
FL Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank A.G. 0.650% 10/01/22 (a)	3,820,000	3,820,000
FL Gas Utility
Series 2006 A-1,
1.000% 11/01/26 (b)	16,600,000	16,600,000
FL Housing Finance Corp.
Brentwood Club on Millenia,
Series 2002, AMT, LOC: FNMA 0.900% 01/15/35 (a)	10,545,000	10,545,000
Bridgewater Club Partners,
Series 2002, AMT, LOC: SunTrust Bank 0.770% 06/01/34 (a)	7,610,000	7,610,000
Cove at St. Andrews Partners,
Series 2003 E-1, AMT, LIQ FAC: FNMA 0.900% 06/15/36 (a)	8,215,000	8,215,000
Series 2006, AMT,
GTY AGMT: Goldman Sachs 1.210% 06/01/46 (a)	29,995,000	29,995,000
Series 2007 C, AMT,
LOC: Natixis 0.690% 06/01/44 (a)	9,515,000	9,515,000
Series 2008 CE, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 07/06/34 (a)	7,920,000	7,920,000
Tuscany Lakes Ltd.:
Series 2002 1, AMT, LIQ FAC: FNMA 0.870% 11/15/35 (a)	3,500,000	3,500,000

See Accompanying Notes to Financial Statements.

4

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006 K3, AMT, LIQ FAC: FNMA 0.870% 11/15/35 (a)	2,500,000	2,500,000
FL Hurricane Catastrophe Fund
Series 2006 A,
5.000% 07/01/09	16,680,000	16,833,481
FL Jacksonville Economic Development Commission
Sheltair Executive South,
Series 2005, AMT, LOC: SunTrust Bank 0.920% 05/01/35 (a)	9,340,000	9,340,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 0.870% 11/01/24 (a)	4,400,000	4,400,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT, LOC: SunTrust Bank 0.950% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT, LOC: SunTrust Bank 0.870% 06/01/22 (a)	7,000,000	7,000,000
FL Marion County Industrial Development Authority
Series 2006, AMT,
LOC: SunTrust Bank 0.920% 10/01/26 (a)	3,620,000	3,620,000
FL Miami-Dade County
1.900% 03/09/09	23,376,000	23,376,000
FL Orange County Housing Finance Authority
Cove at Lady Lake Apartments,
Series 2005 A, AMT, 0.900% 05/15/38 (b)	9,200,000	9,200,000
Lee Vista Club Partners,
Series 2004 A, AMT, LIQ FAC: FNMA 0.900% 05/15/37 (a)	15,100,000	15,100,000
Marbella Cove II LP,
Series 2007 B, AMT, LOC: FHLB 0.900% 06/15/42 (a)	9,500,000	9,500,000

	Par ($)	Value ($)
Multi-Family Housing,
Fox Chase Partners, Ltd., Series 2002 E, AMT, 0.900% 08/15/35 (b)	8,640,000	8,640,000
Series 2004, AMT,
GIC: Trinity Funding Co., LLC 1.220% 03/01/34 (a)	4,997,000	4,997,000
Series 2008, AMT:
GTY AGMT: Citigroup Financial Products 0.980% 09/01/42 (a)	22,275,000	22,275,000
0.980% 12/01/42 (a)	9,900,000	9,900,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.900% 07/01/39 (a)	8,735,000	8,735,000
0.900% 03/01/50 (a)	4,750,000	4,750,000
FL Sunshine Governmental Financing Commission
1.750% 03/09/09	21,000,000	21,000,000
Florida Total		449,277,499
Georgia – 3.7%
GA Atlanta Urban Residential Finance Authority
Series 2005, AMT,
GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.880% 12/01/30 (a)(d)	4,745,000	4,745,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.780% 09/01/24 (a)	7,095,000	7,095,000
GA Clayton County Development Authority
Wilson Holdings, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 0.920% 11/01/13 (a)	2,150,000	2,150,000
GA Columbia County Development Authority
Multi-Family Housing,
Westwood Club Apartment Project, Series 2002, AMT, LIQ FAC: FNMA 0.800% 11/15/35 (a)	7,460,000	7,460,000
GA Decatur County & Bainbridge Development Authority
Rand Group Ltd.,
Series 2007, AMT, LOC: National City Bank 0.950% 01/01/27 (a)	8,645,000	8,645,000

See Accompanying Notes to Financial Statements.

5

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT, LIQ FAC: FHLMC 0.870% 07/01/37 (a)	12,500,000	12,500,000
GA Fulton County Development Authority
OBH, Inc.,
Series 1999 B, AMT, 0.780% 12/01/28 (b)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.820% 07/01/20 (a)(c)	6,825,000	6,825,000
GA Gwinnett County Development Authority
Series 2007, AMT,
LOC: SunTrust Bank 0.920% 02/01/32 (a)	3,950,000	3,950,000
GA Houston County Development Authority
Clean Control Corp.,
Series 2000, AMT, LOC: Branch Banking & Trust 0.830% 06/01/20 (a)	2,100,000	2,100,000
Perdue Farms, Inc.,
Series 2005, AMT, LOC: SunTrust Bank 0.870% 01/01/18 (a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
Alta Ridenour LLC,
Series 2008, AMT, LOC: FHLMC 0.720% 10/01/43 (a)	7,350,000	7,350,000
Walton Ridenour Apartments Project,
Series 2004, AMT, LOC: SunTrust Bank 0.820% 04/01/37 (a)	17,500,000	17,500,000
GA Monroe County Development Authority
Georgia Power Co.,
Series 1995, 2.100% 07/01/25 (b)	9,000,000	9,000,000
GA Municipal Gas Authority
Series 2008 D,
1.000% 12/16/09	25,000,000	25,194,657
Series 2008,
2.500% 12/16/09	88,500,000	89,297,373

	Par ($)	Value ($)
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank 1.070% 10/01/23 (a)	3,710,000	3,710,000
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.900% 12/01/37 (a)	13,010,000	13,010,000
0.900% 12/01/43 (a)	11,925,000	11,925,000
0.900% 04/01/46 (a)	9,705,000	9,705,000
GA Richmond County Development Authority
Stonegate Club Apartments Project,
Series 2002, AMT, LIQ FAC: FNMA 0.800% 11/15/35 (a)	5,155,000	5,155,000
GA Savannah Economic Development Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 0.830% 11/01/27 (a)	4,855,000	4,855,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 1.080% 12/01/22 (a)	3,265,000	3,265,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.830% 09/01/19 (a)	3,300,000	3,300,000
GA Winder Barrow County Joint Development Authority Solid Waste Disposal
Republic Services, Inc.:
Series 2004, AMT, LOC: SunTrust Bank 0.870% 11/01/34 (a)	6,400,000	6,400,000
Series 2007, AMT, LOC: SunTrust Bank 0.870% 08/01/25 (a)	6,500,000	6,500,000
Georgia Total		286,487,030
Idaho – 1.3%
ID Blackfoot Industrial Development Corp.
Series 2007, AMT,
LOC: KeyBank N.A. 1.350% 11/01/27 (a)	4,500,000	4,500,000

See Accompanying Notes to Financial Statements.

6

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.830% 09/01/21 (a)	3,540,000	3,540,000
ID Housing & Finance Association
Single-Family Mortgage:
Series 2004 A-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.700% 07/01/35 (a)	8,525,000	8,525,000
Series 2005 B, AMT, SPA: Lloyds TSB Bank PLC 0.700% 07/01/36 (a)	14,990,000	14,990,000
Series 2007 D-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.700% 07/01/38 (a)	5,000,000	5,000,000
Series 2007 E-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.700% 07/01/38 (a)	24,000,000	24,000,000
Series 2007, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.700% 07/01/38 (a)	9,165,000	9,165,000
Series 2008 CL-1, AMT, SPA: Lehman Brothers Commercial Bank 2.000% 07/01/39 (a)	27,000,000	27,000,000
Idaho Total		96,720,000
Illinois – 2.9%
IL Chicago Enterprise Zone
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 1.140% 11/01/22 (a)	1,150,000	1,150,000
Series 2002 A, AMT,
LOC: Charter One Bank FSB 2.150% 12/01/32 (a)	6,705,000	6,705,000
IL Chicago Industrial Development
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris Trust & Savings Bank 1.070% 12/01/28 (a)	4,500,000	4,500,000
Series 2001, AMT,
LOC: Wells Fargo Bank N.A. 0.960% 10/01/31 (a)	4,841,000	4,841,000
IL Chicago Multi-Family Housing
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris Trust & Savings Bank 0.910% 07/01/34 (a)	13,085,000	13,085,000

	Par ($)	Value ($)
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 0.720% 06/01/40 (a)	5,307,000	5,307,000
North Larabee LP:
Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 1.070% 04/01/36 (a)	4,410,000	4,410,000
Series 2001 B, AMT, LOC: Harris Trust & Savings Bank 1.070% 04/01/09 (a)	300,000	300,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 1.070% 01/01/39 (a)	3,635,000	3,635,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 1.350% 07/15/39 (a)	34,735,000	34,735,000
1.610% 07/15/39 (a)	9,405,000	9,405,000
IL Chicago Single-Family Mortgage
Series 2007, AMT,
SPA: Bank of New York 0.750% 12/01/38 (a)	3,585,000	3,585,000
Series 2008, AMT,
SPA: Bank of New York 0.750% 06/01/43 (a)(c)	4,385,000	4,385,000
IL Chicago Solid Waste Disposal Facility
Groot Industries, Inc.,
Series 1995, AMT, LOC: Bank One N.A. 1.630% 12/01/15 (a)	800,000	800,000
IL Des Plaines Industrial Development
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase Bank 2.630% 10/01/18 (a)	1,485,000	1,485,000
IL Development Finance Authority Industrial Development
Campagna-Turano Bakery,
Series 2000, AMT, LOC: Bank One N.A. 1.780% 08/01/25 (a)	2,990,000	2,990,000
Clingan Steel, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.780% 12/01/23 (a)	2,050,000	2,050,000
Engineered Polymer,
Series 1995, AMT, LOC: Wachovia Bank N.A. 0.780% 08/01/15 (a)	7,800,000	7,800,000

See Accompanying Notes to Financial Statements.

7

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Knead Dough Baking Co.,
Series 2000, AMT, LOC: Bank One N.A. 1.780% 09/01/25 (a)	560,000	560,000
Rainbow Graphics, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.780% 08/01/23 (a)	1,950,000	1,950,000
Ruebenson Real Estate LLC,
Series 1999 A, AMT, LOC: National City Bank 0.950% 06/01/24 (a)	3,355,000	3,355,000
Tajon Warehousing Corp.,
Series 1990 A, AMT, LOC: Bank One Kentucky N.A. 1.100% 01/01/10 (a)	3,100,000	3,100,000
IL Development Finance Authority
Affordable Housing,
Lake Towers Associates II LP, Series 1997, AMT, LIQ FAC: FHLMC 0.960% 10/01/23 (a)	8,565,000	8,565,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.630% 12/01/23 (a)	4,275,000	4,275,000
Jewish Council Youth Service,
Series 2003, LOC: Harris Trust & Savings Bank 0.620% 09/01/28 (a)	1,045,000	1,045,000
Multi-Family Housing,
West Chicago Senior Apartment, Series 2003, AMT, LOC: Citibank N.A. 0.710% 02/01/38 (a)	6,700,000	6,700,000
IL Finance Authority Industrial Development
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 1.780% 12/01/18 (a)	1,805,000	1,805,000
IL Finance Authority
Multi-Family Housing,
Waterton Vistas II LLC, Series 2004, AMT, LIQ FAC: FNMA 0.690% 10/15/34 (a)	8,500,000	8,500,000
Series 2008, AMT,
GTY AGMT: National Rural Utilities Finance 6.500% 07/01/42 (a)	43,950,000	43,950,000

	Par ($)	Value ($)
Villagebrook LP,
Series 2005, AMT, LIQ FAC: FHLMC 0.720% 05/01/35 (a)	5,685,000	5,685,000
IL Health Facilities Authority
Hospital Sister Services,
Series 2003 A, SPA: JPMorgan Chase Bank 0.900% 12/01/23 (a)	45,000	45,000
IL Housing Development Authority
Multi-Family Housing:
Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.900% 01/01/34 (a)	3,135,000	3,135,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 0.960% 09/01/35 (a)	3,675,000	3,675,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 0.910% 10/01/35 (a)	3,715,000	3,715,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
GTY AGMT: FHLMC 0.900% 01/01/44 (a)	4,340,000	4,340,000
LIQ FAC: FHLMC 0.900% 01/01/44 (a)	3,940,000	3,940,000
IL Savanna Industrial Development
Metform Corp.,
Series 1994 B, AMT, LOC: Bank One N.A. 1.780% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development
Series 2003, AMT,
LOC: JPMorgan Chase Bank 1.070% 12/01/33 (a)	2,400,000	2,400,000
IL Upper River Valley Development Authority
Advanced Drainage Systems,
Series 2002, AMT, LOC: National City Bank 0.950% 07/01/14 (a)	3,620,000	3,620,000
Illinois Total		227,228,000

See Accompanying Notes to Financial Statements.

8

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 5.4%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill,
Series 2002, AMT, LOC: Bank One N.A. 1.780% 08/01/17 (a)	2,300,000	2,300,000
IN Bond Bank
Series 2008 A,
LOC: Bank of New York 3.000% 05/28/09 (a)	50,000,000	50,138,899
Series 2009,
2.000% 01/05/10	20,000,000	20,151,091
IN DeKalb County
Series 2003, AMT,
LOC: National City Bank of Indiana 0.950% 10/01/13 (a)	3,340,000	3,340,000
IN Development Finance Authority
Republic Services, Inc.,
Series 2005, AMT, LOC: SunTrust Bank 0.870% 11/01/35	7,500,000	7,500,000
IN Elkhart Economic Development
Crossroads Apartments LLC,
Series 1998 A, AMT, LOC: FHLB 2.420% 04/01/28 (a)	725,000	725,000
Series 2006, AMT,
LOC: National City Bank of Indiana 0.950% 07/01/26 (a)	3,385,000	3,385,000
Vahala Foam Enterprises,
Series 2002, AMT, LOC: Bank One N.A. 1.780% 09/01/17 (a)	1,100,000	1,100,000
IN Garrett Economic Development
Series 2005, AMT,
LOC: National City Bank 0.950% 01/01/21 (a)	4,870,000	4,870,000
IN Gibson County Pollution Control
Toyota Motor Manufacturing:
Series 1997, AMT, 0.570% 10/01/27 (b)	10,000,000	10,000,000
Series 1999, AMT, 0.570% 01/01/29 (b)	10,000,000	10,000,000
Series 2000 A, AMT: 0.570% 01/01/28 (b)	10,000,000	10,000,000
0.570% 01/01/30 (b)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2001 B, AMT: 0.570% 09/01/31 (b)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp. 0.570% 02/01/31 (a)	10,000,000	10,000,000
IN Greencastle Economic Development
Crown Equipment Corp.,
Series 1996, AMT, LOC: KeyBank N.A. 0.900% 02/01/11 (a)	2,000,000	2,000,000
IN Housing & Community Development Authority
Series 2008, AMT,
SPA: Royal Bank of Canada 0.700% 07/01/39 (a)	21,250,000	21,250,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2009,
0.780% 01/15/10 (b)	10,125,000	10,125,000
IN Jeffersonville Economic Development
Series 2003, AMT,
LOC: National City Bank of Kentucky 0.950% 04/01/23 (a)	4,220,000	4,220,000
IN Mount Vernon Pollution Control
General Electric Co.,
Series 1998, AMT, 0.600% 11/01/18	4,800,000	4,800,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 01/03/19 (a)	133,785,000	133,785,000
IN Rockport Pollution Control
Alaska Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.650% 12/01/27 (a)	10,000,000	10,000,000
IN Rockport
Alaska Steel Corp.,
Series 1998 A, AMT, LOC: PNC Bank N.A. 0.650% 12/01/28 (a)	10,000,000	10,000,000
Series 1999 A, AMT,
LOC: PNC Bank N.A. 0.650% 06/01/29 (a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
Series 2007, AMT,
LOC: Citizens Bank of Pennsylvania 1.250% 04/01/27 (a)	7,685,000	7,685,000

See Accompanying Notes to Financial Statements.

9

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN St. Joseph County Economic Development
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 2.420% 06/01/27 (a)	2,365,000	2,365,000
South Bend Medical Foundation, Inc.,
Series 2000, LOC: National City Bank 0.650% 08/01/20 (a)	13,725,000	13,725,000
IN Vigo County
Republic Service, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 0.870% 07/01/33 (a)	5,000,000	5,000,000
IN Whiting Environmental Facilities
1.150% 06/01/09	32,000,000	32,000,000
Indiana Total		420,464,990
Iowa – 1.2%
IA Clinton Industrial Development
Series 2004, AMT,
LOC: Northern Trust Co. 0.940% 12/01/22 (a)	4,000,000	4,000,000
Sethness Products Co.,
Series 1996, AMT, LOC: Northern Trust Co. 0.940% 09/01/11 (a)	1,300,000	1,300,000
IA Finance Authority Industrial Development
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 0.770% 11/01/17 (a)	4,770,000	4,770,000
IA Finance Authority
Multi-Family Mortgage,
Series 2008 A, AMT, SPA: Dexia Credit Local 2.150% 06/01/24 (a)	3,750,000	3,750,000
Single-Family Mortgage:
Series 2005 E, AMT, SPA: State Street Bank & Trust Co. 0.630% 01/01/36 (a)	4,500,000	4,500,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.630% 01/01/36 (a)	12,000,000	12,000,000
Series 2008 F, AMT, SPA: FHLB 0.580% 01/01/39 (a)	6,000,000	6,000,000

	Par ($)	Value ($)
Series 2008, AMT, SPA: FHLB 0.580% 01/01/39 (a)	28,070,000	28,070,000
IA School Cash Anticipation Program
Series 2008 A,
GIC: Citigroup Financial Products 3.500% 06/25/09	29,975,000	30,140,510
IA West Burlington Industrial Development
Borhi Oil Hydraulic,
Series 2001 B, AMT, LOC: Bank One N.A. 1.780% 01/01/11 (a)	300,000	300,000
Iowa Total		94,830,510
Kansas – 0.5%
KS Development Finance Authority
Exempt Facilities,
Seaboard Project, Series 1995 A, AMT, LOC: Bank of New York, GTY AGMT: Seaboard Corp. 0.950% 12/01/25 (a)	9,200,000	9,200,000
Series 2008 B, AMT,
LOC: Wells Fargo Bank N.A. 0.700% 03/01/43 (a)	25,000,000	25,000,000
KS Munimae Trust
Series 2001-5, AMT,
LIQ FAC: FHLMC 4.000% 01/14/26	1,210,000	1,210,000
Series 2001-6, AMT,
LIQ FAC: FHLMC 4.000% 07/14/26	1,930,000	1,930,000
KS Wichita Airport Authority
Series 2003 A, AMT,
GTY AGMT: Berkshire Hathaway, Inc. 0.780% 11/01/31 (a)	2,860,000	2,860,000
Kansas Total		40,200,000
Kentucky – 1.2%
KY Campbellsville-Taylor County Industrial Development
Airguard Industrial, Inc.,
Series 2001, AMT, LOC: Northern Trust Co. 0.940% 05/01/31 (a)	7,410,000	7,410,000

See Accompanying Notes to Financial Statements.

10

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Christian County Industrial Building
Audubon Area Community Services,
Series 2004, LOC: Branch Banking & Trust 0.680% 01/01/29 (a)	3,200,000	3,200,000
KY Economic Development Finance Authority
Series 2009,
LOC: JPMorgan Chase Bank 0.470% 08/15/38 (a)	8,070,000	8,070,000
KY Hopkinsville Industrial Building
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 1.080% 06/01/26 (a)	3,420,000	3,420,000
KY Housing Corp.
Multi-Family Housing:
Highlands Court Apartments, Series 2007, AMT, LOC: National City Bank 0.820% 12/15/37 (a)	4,000,000	4,000,000
Series 2006 C, AMT, SPA: BNP Paribas 0.850% 07/01/36 (a)	15,425,000	15,425,000
Series 2005 B, AMT,
SPA: BNP Paribas 0.850% 07/01/32 (a)	12,950,000	12,950,000
Series 2005 L, AMT,
SPA: BNP Paribas 0.850% 07/01/36 (a)	12,900,000	12,900,000
Series 2006 I, AMT,
SPA: BNP Paribas 0.850% 01/01/32 (a)	20,755,000	20,755,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 04/01/43 (a)	5,460,000	5,460,000
Kentucky Total		93,590,000
Louisiana – 2.7%
LA BB&T Municipal Trust
Series 2008, AMT,
LOC: Branch Banking & Trust 0.780% 01/01/32 (a)	19,700,000	19,700,000
LA Jefferson Parish Finance Authority
Series 2007 A, AMT,
GIC: GE Capital Corp. 0.419% 03/01/39 (a)	69,224,944	69,224,944

	Par ($)	Value ($)
LA Parish of East Baton Rouge
Exxon Mobil Corp.:
Series 1989, 0.300% 11/01/19 (b)	13,900,000	13,900,000
Series 1998, AMT, 0.350% 12/01/28 (b)	1,050,000	1,050,000
LA Public Facilities Authority
Southern Ionics, Inc.,
Series 2008, LOC: Wachovia Bank N.A. 0.680% 04/01/18 (a)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
Series 2008 L-17, AMT,
LOC: Royal Bank of Canada 0.800% 12/01/36 (a)	54,495,000	54,495,000
Series 2008 L14, AMT,
LOC: Royal Bank of Canada 0.800% 09/01/28 (a)	33,345,000	33,345,000
Series 2008 L18, AMT,
LOC: Royal Bank of Canada 0.800% 03/01/28 (a)	5,095,000	5,095,000
Louisiana Total		206,809,944
Maine – 1.4%
ME Housing Authority
Mortgage Revenue:
Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 1.130% 11/15/27 (a)	11,000,000	11,000,000
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 1.100% 11/15/41 (a)	8,000,000	8,000,000
Series 2008 D, AMT,
SPA: KBC Bank N.V. 0.920% 11/15/42 (a)	7,000,000	7,000,000
Series 2008 E-2, AMT,
SPA: Dexia Credit Local 2.870% 11/15/30 (a)	25,415,000	25,415,000
Series 2008 E-3, AMT,
SPA: Dexia Credit Local 2.870% 11/15/37 (a)	20,550,000	20,550,000
Series 2008, AMT,
2.000% 11/15/34 (b)	34,000,000	34,000,000
Maine Total		105,965,000

See Accompanying Notes to Financial Statements.

11

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Maryland – 1.2%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT, LOC: Citibank N.A. 0.800% 11/15/38 (a)	9,700,000	9,700,000
Series 2004 F, AMT,
SPA: State Street Bank & Trust Co. 0.750% 09/01/35 (a)	12,150,000	12,150,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.750% 01/01/15 (a)	7,520,000	7,520,000
MD Carroll County Commissioners Economic Development
Shelter System Limited Facility,
Series 2004, AMT, LOC: Branch Banking & Trust 0.830% 07/01/24 (a)	4,750,000	4,750,000
MD Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank A.G. 0.680% 06/01/22 (a)	7,435,000	7,435,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
LIQ FAC: FHLMC 0.880% 02/01/40 (a)	49,985,000	49,985,000
Maryland Total		91,540,000
Massachusetts – 1.2%
MA Development Finance Agency
Boston University,
Series 2008, LOC: Allied Irish Bank PLC 0.380% 10/01/42 (a)	16,545,000	16,545,000
Series 2004, AMT,
LIQ FAC: FHLMC 0.880% 01/01/36 (a)	25,970,000	25,970,000
MA Health & Educational Facilities Authority
Harvard University,
Series 1999 R, 0.300% 11/01/49 (b)	1,980,000	1,980,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
SPA: Merrill Lynch International Bank 1.030% 07/01/18 (a)(d)	8,810,000	8,810,000

	Par ($)	Value ($)
Series 2008, AMT,
LIQ FAC: FHLMC 0.880% 11/01/37 (a)	26,555,000	26,555,000
MA State
Series 2008 C,
4.000% 05/29/09	13,000,000	13,056,270
Massachusetts Total		92,916,270
Michigan – 7.4%
MI Detroit
Series 2008,
LOC: KeyBank N.A. 3.500% 03/31/09	39,915,000	39,967,356
MI Hospital Finance Authority
0.800% 03/04/09	35,000,000	35,000,000
MI Housing Development Authority
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 0.800% 10/01/42 (a)	56,015,000	56,015,000
Series 2007 E, AMT,
SPA: KBC Bank N.V. 0.750% 12/01/38 (a)	60,000,000	60,000,000
Series 2007 F, AMT,
SPA: Bank of Nova Scotia 0.750% 12/01/38 (a)	45,000,000	45,000,000
MI RBC Municipal Products, Inc. Trust
Series 2008 L23, AMT,
LOC: Royal Bank of Canada 0.800% 03/01/28 (a)	59,995,000	59,995,000
Series 2008 L30, AMT,
LOC: Royal Bank of Canada 0.800% 09/01/32 (a)	96,090,000	96,090,000
Series 2008 L32, AMT,
LOC: Royal Bank of Canada 0.800% 09/01/32 (a)	57,895,000	57,895,000
MI Saginaw City School District
Series 2008,
3.500% 08/20/09	19,000,000	19,122,751
MI State
Series 2008 A:
3.000% 09/30/09	40,000,000	40,217,910
3.000% 11/01/09	6,110,000	6,140,230
Series 2008,
3.000% 09/30/09	25,000,000	25,194,261

See Accompanying Notes to Financial Statements.

12

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.780% 02/01/16 (a)	1,200,000	1,200,000
MI Strategic Fund Ltd.
Coastal Container Corp.,
Series 2007, AMT, LOC: National City Bank 0.950% 12/01/27 (a)	5,290,000	5,290,000
Detroit Edison Co.,
Series 2008 D, AMT, LOC: KeyBank N.A. 0.900% 12/01/36 (a)	20,000,000	20,000,000
Eureka Welding Alloys, Inc.,
Series 2000, AMT, LOC: KeyBank N.A. 1.450% 07/01/20 (a)	1,780,000	1,780,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.780% 02/01/20 (a)	1,700,000	1,700,000
Ultraform Industries, Inc.,
Series 2007, AMT, LOC: National City Bank 0.950% 12/01/27 (a)	3,675,000	3,675,000
Michigan Total		574,282,508
Minnesota – 0.9%
MN Becker
Certificates of Participation,
Series 2004, SPA: Bank of New York 0.760% 11/01/11 (a)	9,995,000	9,995,000
MN Eden Prairie Industrial Development
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 1.020% 11/01/20 (a)	1,975,000	1,975,000
MN Housing Finance Agency
Series 2009, AMT,
SPA: FHLB 0.700% 07/01/36 (a)	8,000,000	8,000,000
MN Minneapolis & St. Paul Housing Finance Board
Series 2005 A-1, AMT,
GIC: Trinity Plus Funding Co. 1.330% 04/01/15 (a)	3,636,678	3,636,678

	Par ($)	Value ($)
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Merrill Lynch & Co., LIQ FAC: FHLMC 0.880% 01/01/51 (a)(d)	11,995,000	11,995,000
Series 2007,
LIQ FAC: FHLMC 0.780% 05/01/31 (a)	935,000	935,000
MN RBC Municipal Products, Inc. Trust
Series 2008 E8, AMT,
LIQ FAC: Royal Bank of Canada 0.730% 08/01/11 (a)	25,000,000	25,000,000
MN St. Paul Port Authority Industrial Development
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.730% 12/01/12 (a)	1,900,000	1,900,000
MN Term Custodial Receipts
Series 2008, AMT,
1.460% 04/01/09 (b)	4,125,060	4,125,060
Minnesota Total		67,561,738
Mississippi – 0.0%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT, LOC: Branch Banking & Trust 1.080% 03/01/15 (a)	1,180,000	1,180,000
Series 2005, AMT, LOC: Branch Banking & Trust 1.080% 03/01/25 (a)	2,185,000	2,185,000
Mississippi Total		3,365,000
Missouri – 0.5%
MO Health & Educational Facilities Authority
Series 2003 C2,
0.730% 11/15/39 (b)	14,000,000	14,000,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.730% 03/01/38 (a)	19,140,000	19,140,000

See Accompanying Notes to Financial Statements.

13

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006, AMT, LOC: U.S. Bank N.A. 0.710% 05/01/28 (a)	6,600,000	6,600,000
Missouri Total		39,740,000
Montana – 0.1%
MT Board of Housing
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 05/01/40 (a)	5,045,000	5,045,000
Montana Total		5,045,000
Nebraska – 0.5%
NE Investment Finance Authority
Series 2008 D, AMT,
SPA: FHLB 0.780% 09/01/38 (a)	12,500,000	12,500,000
NE Lancaster County Hospital Authority
Immanuel Retirement Communities,
Series 2000 A, LOC: Allied Irish Bank PLC 1.000% 07/01/30 (a)	9,280,000	9,280,000
NE Lancaster County Industrial Development
MLLC LLC,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.770% 11/01/20 (a)	3,920,000	3,920,000
NE Omaha Public Power
0.650% 03/10/09	12,500,000	12,500,000
Nebraska Total		38,200,000
Nevada – 1.4%
NV Clark County Airport
Series 2008, AMT,
3.000% 07/01/09	100,000,000	100,345,557
NV Housing Division
Series 2007, AMT,
LOC: Wells Fargo Bank N.A. 0.650% 04/01/41 (a)	9,155,000	9,155,000
Nevada Total		109,500,557

	Par ($)	Value ($)
New Jersey – 1.8%
NJ Turnpike Authority
Series 2008 A,
3.000% 05/01/09	35,000,000	35,066,046
Series 2009,
2.250% 12/31/09	100,000,000	100,617,284
New Jersey Total		135,683,330
New Mexico – 1.0%
NM Educational Assistance Foundation
Series 2008 A-3, AMT,
LOC: Lloyds TSB Bank PLC 0.720% 04/01/36 (a)	37,000,000	37,000,000
NM Mortgage Finance Authority
Series 2009, AMT,
1.030% 09/01/39 (b)	40,000,000	40,000,000
New Mexico Total		77,000,000
New York – 3.5%
NY Housing Development Corp.
Series 2008, AMT,
1.850% 11/01/40 (b)	55,270,000	55,270,000
NY Mortgage Agency
Series 2005, AMT,
SPA: Dexia Credit Local 0.950% 04/01/35 (a)	40,000,000	40,000,000
Series 2007, AMT,
SPA: Dexia Credit Local 0.750% 10/01/37 (a)	12,070,000	12,070,000
NY Nassau County Industrial Development Agency
Series 2007, AMT,
GTY AGMT: Goldman Sachs 1.190% 12/01/33 (a)	46,995,000	46,995,000
NY New York City Housing Development Corp.
125 Court Street LLC,
Series 2005 A, AMT, LIQ FAC: FHLMC 0.650% 12/01/35 (a)	12,300,000	12,300,000
Series 2007 E-2, AMT,
SPA: Dexia Credit Local 1.200% 11/01/42 (a)	29,215,000	29,215,000
Series 2008 A, AMT,
SPA: Dexia Credit Local 1.200% 05/01/41 (a)	14,540,000	14,540,000

See Accompanying Notes to Financial Statements.

14

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: FHLMC 0.850% 09/01/52 (a)	26,030,000	26,030,000
NY Westchester County Industrial Development Agency
Series 2007, AMT,
GTY AGMT: Goldman Sachs 1.190% 11/01/44 (a)	32,357,600	32,357,600
New York Total		268,777,600
North Carolina – 2.0%
NC Agriculture Finance Authority Development
McGill Environmental Systems,
Series 2003, AMT, LOC: Branch Banking & Trust 0.830% 12/01/15 (a)	2,100,000	2,100,000
NC Burke Industrial Facility Pollution Control
Cox Manufacturing Co.,
Series 2003, AMT, LOC: Branch Banking & Trust 0.830% 06/01/24 (a)	1,455,000	1,455,000
NC Capital Facilities Finance Agency
Republic Services, Inc.,
Series 2007, AMT, LOC: SunTrust Bank 0.870% 09/01/25 (a)	10,000,000	10,000,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 0.830% 12/01/21 (a)	2,595,000	2,595,000
NC Davidson County Industrial Pollution Control
Childress Winery LLC,
Series 2004, AMT, LOC: Branch Banking & Trust 0.830% 04/01/26 (a)	4,500,000	4,500,000
NC Durham County
Multi-Family Housing,
Series 2005, AMT, GTY AGMT: FHLMC 0.880% 11/01/24 (a)	18,130,000	18,130,000
NC Education Assistance Authority
Series 2008 A2, AMT,
LOC: Royal Bank of Canada 0.700% 09/01/35 (a)	35,000,000	35,000,000

	Par ($)	Value ($)
Series 2008, AMT,
LOC: Branch Banking & Trust 0.800% 09/01/35 (a)	16,400,000	16,400,000
NC Guilford County Multi-Family Housing
Brentwood Crossings Apartments,
Series 2003, AMT, LOC: SunTrust Bank 0.870% 12/01/35 (a)	4,770,000	4,770,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc.,
Series 2007, AMT, LOC: National City Bank 0.950% 09/01/19 (a)	10,000,000	10,000,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 1.080% 11/01/17 (a)	1,900,000	1,900,000
NC Mecklenburg County Multi-Family Housing
Barrington Oaks LLC,
Series 2003, AMT, LOC: SunTrust Bank 0.920% 09/01/35 (a)	4,420,000	4,420,000
NC Port Authority Exempt Facilities
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 0.830% 09/01/22 (a)	1,970,000	1,970,000
NC Raleigh Durham Airport Authority
Series 2007, AMT,
LIQ FAC: JPMorgan Chase Bank 0.900% 05/01/15 (a)	14,550,000	14,550,000
Series 2008 C, AMT,
LOC: SunTrust Bank 0.870% 05/01/36 (a)	13,000,000	13,000,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wachovia Bank N.A. 0.780% 01/01/28 (a)	7,460,000	7,460,000
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 1.080% 03/01/14 (a)	2,800,000	2,800,000

See Accompanying Notes to Financial Statements.

15

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Series 2008, AMT,
LOC: Branch Banking & Trust 1.080% 03/01/26 (a)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 0.830% 03/01/27 (a)	5,000,000	5,000,000
North Carolina Total		158,050,000
North Dakota – 0.0%
ND Housing Finance Agency
Series 2002 B, AMT,
SPA: KBC Bank N.V. 3.770% 01/01/34 (a)	1,100,000	1,100,000
North Dakota Total		1,100,000
Ohio – 2.0%
OH Cambridge Hospital Facilities
Southeastern Regional Medical Center,
Series 2001, LOC: National City Bank 0.600% 12/01/21 (a)	12,975,000	12,975,000
OH Columbiana County Port Authority
GEI Corp. of Ohio,
Series 2000, AMT, LOC: National City Bank 0.950% 06/01/22 (a)	5,140,000	5,140,000
OH Cuyahoga County Multi-Family Housing
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 02/01/33 (a)	5,655,000	5,655,000
OH Franklin County
Presbyterian Retirement System:
Series 2002 B, LOC: National City Bank 0.600% 07/01/33 (a)	14,820,000	14,820,000
Series 2005 B, LOC: National City Bank 0.600% 07/01/35 (a)	14,385,000	14,385,000
Series 2006 C, LOC: National City Bank 0.600% 07/01/20 (a)	9,105,000	9,105,000

	Par ($)	Value ($)
OH Greene County Industrial Development
Series 1995, AMT,
LOC: KeyBank N.A. 1.450% 09/01/16 (a)	60,000	60,000
OH Hancock County Multi-Family Housing
Pedcor Investments,
Series 1998 B, AMT, LOC: FHLB 0.800% 01/01/31 (a)	715,000	715,000
OH Housing Finance Agency Residential
Series 2008 B, AMT,
SPA: FHLB 0.600% 09/01/39 (a)	30,000,000	30,000,000
Series 2008 E, AMT,
SPA: FHLB 0.620% 03/01/39 (a)	19,500,000	19,500,000
OH Lorain County Industrial Development
Danco Metal Products, Inc.,
Series 2007, AMT, LOC: National City Bank 0.950% 11/01/27 (a)	3,600,000	3,600,000
OH Muskingum County Hospital Facilities
Genesis Healthcare System,
Series 2000, LOC: National City Bank 0.600% 12/01/20 (a)	11,515,000	11,515,000
OH Portage County Port Authority
BF Properties LP,
Series 2008, AMT, LOC: National City Bank 0.950% 02/01/29 (a)	7,310,000	7,310,000
OH Rickenbacher Port Authority
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 01/01/35 (a)	4,580,000	4,580,000
OH University
0.300% 03/05/09	18,500,000	18,500,000
Ohio Total		157,860,000
Oklahoma – 1.6%
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings,
Series 2001, AMT, LOC: Chase Manhattan Bank 1.780% 09/01/16 (a)	1,155,000	1,155,000

See Accompanying Notes to Financial Statements.

16

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OK Housing Finance Agency Single-Family Revenue
Series 2007, AMT,
GIC: Royal Bank of Canada 0.420% 09/01/40 (a)	45,565,200	45,565,200
OK Morgan Keegan Municipal Products, Inc.
Series 2006 E, AMT,
SPA: BNP Paribas, GIC: IXIS Funding Corp. 0.870% 02/01/10 (a)	73,900,000	73,900,000
Oklahoma Total		120,620,200
Oregon – 0.4%
OR Economic Development
KRC Western, Inc.,
Series 1997 178, AMT, LOC: JPMorgan Chase Bank 0.780% 01/01/17 (a)	7,650,000	7,650,000
LD McFarland Cascade Co., Ltd.,
Series 1996 175, AMT, LOC: U.S. Bank N.A. 0.920% 11/01/16 (a)	3,490,000	3,490,000
Oregon Metal Slitters, Inc.,
Series 1997 181, AMT, LOC: U.S. Bank N.A. 0.800% 04/01/24 (a)	4,515,000	4,515,000
OR Housing & Community Services Department
Series 2008 C, AMT,
SPA: KBC Bank N.V. 0.800% 07/01/38 (a)	10,000,000	10,000,000
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.900% 12/01/53 (a)	6,880,000	6,880,000
Oregon Total		32,535,000
Pennsylvania – 2.9%
PA Crawford County Industrial Development Authority
Acutec Precision Machine, Inc.,
Series 2007, AMT, LOC: National City Bank 0.950% 02/01/16 (a)	3,475,000	3,475,000
PA Economic Development Financing Authority
AMC Delancey Traditions,
Series 2006, AMT, LOC: Citizens Bank of Pennsylvania 0.870% 12/01/36 (a)	5,980,000	5,980,000

	Par ($)	Value ($)
Meadville Medical Center,
Series 2006, LOC: National City Bank 0.600% 06/01/21 (a)	9,220,000	9,220,000
PA Elk County Industrial Development Authority
Clarion Sintered Metals,
Series 1998, AMT, LOC: PNC Bank N.A. 0.900% 03/01/09 (a)	310,000	310,000
PA Higher Educational Facilities Authority
Washington Jeffers,
Series 1999, LOC: National City Bank of Pennsylvania 0.600% 11/01/29 (a)	9,300,000	9,300,000
PA Housing Finance Agency
Series 2004 84-C, AMT,
SPA: Dexia Credit Local 2.900% 04/01/18 (a)	9,910,000	9,910,000
Series 2004 84-D, AMT,
SPA: Dexia Credit Local 2.900% 10/01/34 (a)	30,000,000	30,000,000
Series 2006 94-B, AMT,
SPA: Dexia Credit Local 2.900% 04/01/27 (a)	10,000,000	10,000,000
PA Lackawanna County Industrial Development Authority
Herff Jones, Inc.,
Series 2001, AMT, LOC: National City Bank 0.950% 06/01/26 (a)	4,200,000	4,200,000
PA Lebanon County Health Facilities Authority
United Church of Christ,
Series 1999, LOC: Wachovia Bank N.A. 0.590% 04/01/24 (a)	11,460,000	11,460,000
PA Luzerne County Industrial Development Authority
Series 2008, AMT,
GTY AGMT: Goldman Sachs 1.200% 09/30/42 (a)	18,495,000	18,495,000
PA Pittsburgh Urban Redevelopment Authority
Series 2001, AMT,
GIC: Trinity Plus Funding Co. 1.230% 06/01/31 (a)	14,013,000	14,013,000
PA Turnpike Commission
Series 2008 C3,
4.000% 07/31/09	92,060,000	92,568,518

See Accompanying Notes to Financial Statements.

17

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Washington County Industrial Development Authority
Pennatronics Corp.,
Series 2001, AMT, LOC: National City Bank 0.950% 11/01/20 (a)	4,810,000	4,810,000
Pennsylvania Total		223,741,518
Puerto Rico – 0.1%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008,
LOC: Dexia Credit Local 3.750% 01/01/28 (a)	4,375,000	4,375,000
Puerto Rico Total		4,375,000
Rhode Island – 0.1%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services 0.780% 10/01/36 (a)(d)	4,920,000	4,920,000
Rhode Island Total		4,920,000
South Carolina – 1.3%
SC Housing Finance & Development Authority
Series 2008 A, AMT,
GIC: Depfa Bank PLC 1.900% 09/18/09	22,000,000	22,000,000
Spring Grove LP,
Series 2000, AMT, LOC: SunTrust Bank 0.870% 12/01/34 (a)	7,030,000	7,030,000
SC Jobs Economic Development Authority
1350 Shiloh Properties,
Series 2007, AMT, LOC: National City Bank 0.950% 09/01/27 (a)	7,065,000	7,065,000
Mancor Industries, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 0.900% 05/01/14 (a)	445,000	445,000
Quoize, Inc.,
Series 1996, AMT, 1.080% 05/01/16 (b)	3,325,000	3,325,000
Republic Services, Inc.,
Series 2004, AMT, LOC: SunTrust Bank 0.870% 04/01/34 (a)	7,250,000	7,250,000

	Par ($)	Value ($)
Sargent Metal Fabricators,
Series 2002, AMT, LOC: Branch Banking & Trust 1.080% 11/01/22 (a)	3,105,000	3,105,000
Vista Hotel Partners LLC,
Series 2005, AMT, LOC: SunTrust Bank 0.870% 12/01/35 (a)	15,560,000	15,560,000
SC Public Service
0.300% 03/11/09	12,936,000	12,936,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
GTY AGMT: FHLMC 0.900% 03/01/49 (a)	12,775,000	12,775,000
LIQ FAC: FHLMC 0.900% 03/01/49 (a)	8,760,000	8,760,000
South Carolina Total		100,251,000
South Dakota – 0.3%
SD Housing Development Authority
Series 2005 G, AMT,
SPA: South Dakota Housing Development Authority 0.720% 05/01/35 (a)	20,800,000	20,800,000
SD Lawrence County
Homestake Mining Co.,
Series 1997 B, LOC: Chase Manhattan Bank 0.570% 07/01/32 (a)	3,300,000	3,300,000
South Dakota Total		24,100,000
Tennessee – 0.6%
TN Metropolitan Government of Nashville & Davidson Counties
0.750% 03/02/09	20,000,000	20,000,000
TN Metropolitan Nashville Airport Authority
Series 2003, AMT,
LOC: SunTrust Bank 0.870% 07/01/12 (a)	890,000	890,000
TN Monroe County Industrial Development Board
PJS Enterprises LLC,
Series 2006, AMT, LOC: SunTrust Bank 0.870% 01/01/21 (a)	6,500,000	6,500,000
TN Sevier County Public Building Authority
Series 2008, AMT,
LOC: Branch Banking & Trust 0.790% 06/01/28	14,000,000	14,000,000

See Accompanying Notes to Financial Statements.

18

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc.,
Series 1997 A, AMT, LOC: National City Bank 0.820% 07/01/22	5,000,000	5,000,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004, AMT, LOC: SunTrust Bank 0.870% 12/01/14 (a)	2,000,000	2,000,000
Tennessee Total		48,390,000
Texas – 10.7%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 1.350% 01/02/23 (a)	9,840,000	9,840,000
1.350% 03/01/34 (a)	10,620,000	10,620,000
TX Capital Industrial Development Corp. Solid Waste Disposal
Texas Disposal Systems, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.780% 05/01/16 (a)	10,850,000	10,850,000
TX Dallas Housing Finance Corp.
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 1.350% 02/01/37 (a)	10,990,000	10,990,000
1.350% 03/01/38 (a)	14,850,000	14,850,000
TX Department of Housing & Community Affairs
Lancaster Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 0.800% 07/15/40 (a)	14,250,000	14,250,000
Single-Family Housing,
Series 2005 A, AMT, SPA: Dexia Credit Local 2.000% 09/01/36 (a)	72,890,000	72,890,000
WOV Apartments LP,
Series 2008, AMT, LIQ FAC: FHLMC 0.800% 07/01/41 (a)	13,125,000	13,125,000

	Par ($)	Value ($)
TX East Housing Finance Corp.
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 11/01/36 (a)	12,235,000	12,235,000
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.,
Series 2001, AMT, LOC: Bank of New York 0.540% 03/01/31 (a)	9,000,000	9,000,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992, LOC: JPMorgan Chase Bank 1.130% 04/01/17 (a)	2,050,000	2,050,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT, LIQ FAC: FNMA 0.900% 06/01/30 (a)	10,920,000	10,920,000
Series 2007, AMT:
GTY AGMT: Citigroup Financial Products: 1.350% 08/01/36 (a)	7,065,000	7,065,000
1.350% 02/01/37 (a)	12,365,000	12,365,000
1.350% 11/01/40 (a)	14,850,000	14,850,000
LIQ FAC: Citigroup Financial Products 1.350% 05/01/36 (a)	5,785,000	5,785,000
TX Harris County Industrial Development Corp.
Deer Park Refining LP,
Series 2006, AMT, 0.850% 02/01/23 (b)	132,100,000	132,100,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
LIQ FAC: FNMA 0.800% 04/15/37 (a)	3,500,000	3,500,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container,
Series 2007, AMT, LOC: National City Bank 0.950% 12/01/23 (a)	5,600,000	5,600,000
TX Lavaca-Navidad River Authority
Formosa Plastics Corp.,
Series 1990, AMT, LOC: Wachovia Bank N.A. 0.760% 11/01/20 (a)	13,600,000	13,600,000

See Accompanying Notes to Financial Statements.

19

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Mansfield Industrial Development Corp.
Aces - Pier 1 Imports - Tex, Inc.,
Series 1986, AMT, LOC: JPMorgan Chase Bank 0.900% 11/01/26 (a)	5,100,000	5,100,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products: 1.350% 05/01/35 (a)	6,200,000	6,200,000
1.350% 05/01/36 (a)	5,445,000	5,445,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd.,
Series 2008, AMT, GTY AGMT: FHLMC 0.900% 10/01/50 (a)	11,425,000	11,425,000
Series 2008, AMT,
GTY AGMT: FHLMC: 0.900% 06/01/30 (a)	4,810,000	4,810,000
0.900% 07/01/44 (a)	9,990,000	9,990,000
0.900% 03/01/46 (a)	14,185,000	14,185,000
0.900% 09/01/46 (a)	13,225,000	13,225,000
0.900% 09/01/47 (a)	12,105,000	12,105,000
0.900% 12/01/47 (a)	11,645,000	11,645,000
0.900% 11/01/49 (a)	14,555,000	14,555,000
0.900% 05/01/50 (a)	14,325,000	14,325,000
TX RBC Municipal Products, Inc. Trust
Series 2008, AMT,
LOC: Royal Bank of Canada 0.800% 12/01/27 (a)	58,945,000	58,945,000
TX Southeast Housing Finance Corp.
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.350% 03/01/38 (a)	13,510,000	13,510,000
TX State
Series 2004 A, AMT,
SPA: State Street Bank & Trust Co. 0.640% 12/01/34 (a)	41,050,000	41,050,000
Series 2006, AMT,
SPA: State Street Bank & Trust Co.: 2.250% 02/01/12 (a)	18,430,000	18,430,000
2.250% 02/01/13 (a)	33,460,000	33,460,000
2.250% 08/01/14 (a)	6,495,000	6,495,000
2.250% 08/01/16 (a)	6,770,000	6,770,000
2.250% 08/01/17 (a)	4,850,000	4,850,000
Series 2007 A, AMT,
SPA: State Street Bank & Trust Co. 0.640% 06/01/37 (a)	15,950,000	15,950,000

	Par ($)	Value ($)
Series 2007,
LIQ FAC: Citibank N.A. 0.670% 04/01/37 (a)	43,815,000	43,815,000
TX Travis County Housing Finance Corp.
Multi-Family Housing,
Rosemont at Old Manor Apartments, Series 2004, AMT, LIQ FAC: FNMA 0.800% 08/15/37 (a)	6,700,000	6,700,000
TX University Systems Finance
0.600% 03/04/09 (b)	30,205,000	30,205,000
0.800% 03/04/09 (b)	40,000,000	40,000,000
Texas Total		829,675,000
Utah – 1.2%
UT Board of Regents
Series 2008, AMT,
LOC: Wells Fargo Bank N.A. 0.680% 11/01/48 (a)	40,000,000	40,000,000
UT Housing Corp.
Multi-Family Housing,
BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 0.760% 07/01/35 (a)	9,000,000	9,000,000
Single-Family Mortgage,
Series 2008 D-1, GTY AGMT: DEPFA Bank PLC, LIQ FAC: Wells Fargo Bank N.A. 2.300% 07/01/39 (a)	12,250,000	12,250,000
Series 2008 B1-Cl, AMT, SPA: Wells Fargo Bank N.A. 0.700% 07/01/39 (a)	12,950,000	12,950,000
UT Housing Finance Agency
Single-Family Mortgage,
Series 2001 B, AMT, LIQ FAC: FHLB 0.700% 07/01/32 (a)	11,035,000	11,035,000
UT Salt Lake City Industrial Development
Spring Air Mountain West,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.750% 07/01/23 (a)	2,375,000	2,375,000
UT Tooele City Industrial Development
Encon Utah LLC,
Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.920% 10/01/22 (a)	3,100,000	3,100,000

See Accompanying Notes to Financial Statements.

20

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT West Jordan Industrial Development
Vesper Corp.,
Series 1994 A, AMT, LOC: KeyBank N.A. 0.850% 04/01/14 (a)	5,000,000	5,000,000
Utah Total		95,710,000
Vermont – 0.0%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT, LOC: KeyBank N.A. 1.450% 12/01/20 (a)	1,060,000	1,060,000
Vermont Total		1,060,000
Virginia – 1.0%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT, LOC: Wachovia Bank N.A. 0.710% 12/01/14 (a)	8,855,000	8,855,000
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 1.080% 09/01/26 (a)	1,900,000	1,900,000
VA Fairfax County Redevelopment & Housing Authority
Multi-Family Housing,
Series 2007 67G, AMT, GTY AGMT: Goldman Sachs
1.200% 06/01/42 (a)	27,995,000	27,995,000
VA Portsmouth Redevelopment & Housing Authority
Multi-Family Housing,
Series 2006, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.880% 03/01/50 (a)(d)	3,430,000	3,430,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.900% 05/01/40 (a)	6,640,000	6,640,000
VA Small Business Financing Authority
Bleachtech LLC,
Series 2007, AMT, LOC: National City Bank 0.950% 09/01/22 (a)	10,000,000	10,000,000

	Par ($)	Value ($)
VA University
Medical Hospital Authority,
Series 2005, LOC: Wachovia Bank N.A. 0.500% 07/01/30 (a)	22,210,000	22,210,000
Virginia Total		81,030,000
Washington – 1.3%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.730% 08/01/26 (a)	3,280,000	3,280,000
WA Housing Finance Commission
Multi-Family Housing:
Inglebrook Court, Series 1995, AMT, LIQ FAC: FHLMC 0.820% 07/01/25 (a)	8,300,000	8,300,000
Lake City Senior Housing Associates, Series 2006, AMT, LIQ FAC: FHLMC 0.850% 07/01/39 (a)	4,500,000	4,500,000
Mountain West Investment Corp., Series 2001, AMT, LIQ FAC: FNMA 0.800% 09/01/34 (a)	6,285,000	6,285,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.920% 05/01/28 (a)	1,350,000	1,350,000
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 1.150% 07/01/36 (a)	2,495,000	2,495,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 1.350% 06/01/40 (a)	7,395,000	7,395,000
Sherwood Springs Apartments, Series 1997 A, AMT, LOC: U.S. Bank N.A. 0.920% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence, Series 1995, AMT, LOC: U.S. Bank N.A. 0.920% 12/01/15 (a)	1,325,000	1,325,000
The Seasons I LLC, Series 2006, AMT, LIQ FAC: FNMA 0.720% 12/15/40 (a)	14,700,000	14,700,000

See Accompanying Notes to Financial Statements.

21

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, AMT:
2.100% 07/01/09	20,000,000	20,000,000
GTY AGMT: Citigroup Financial Products 1.090% 01/01/38 (a)	5,455,000	5,455,000
WA Pierce County Economic Development
McFarland Cascade,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.920% 12/01/17 (a)	3,755,000	3,755,000
WA Seattle Housing Authority
High Point South LP,
Series 2007, AMT, LOC: KeyBank N.A. 0.950% 03/01/39 (a)	11,500,000	11,500,000
Rainier Vista, Phase I,
Series 2003, AMT, LOC: KeyBank N.A. 0.750% 12/01/36 (a)	4,935,000	4,935,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT, LOC: KeyBank N.A. 1.350% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		101,690,000
West Virginia – 0.7%
WV Beckley
Beckley Water Co.,
Series 2003, AMT, LOC: Bank One West Virginia N.A. 0.780% 10/01/16 (a)	5,955,000	5,955,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2008 B, AMT, LOC: JPMorgan Chase Bank 0.870% 02/01/36 (a)	10,000,000	10,000,000
WV Putnam County Solid Waste Disposal
Toyota Motor Credit Corp.,
Series 1998 A, AMT, 0.570% 06/01/28 (b)	40,000,000	40,000,000
West Virginia Total		55,955,000
Wisconsin – 3.4%
WI Chippewa Falls Industrial Development
Series 2003, AMT,
LOC: Fifth Third Bank 4.500% 04/01/33 (a)	200,000	200,000

	Par ($)	Value ($)
WI Health & Educational Facilities
0.900% 04/07/09	10,000,000	10,000,000
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLB 0.850% 09/01/33 (a)	10,920,000	10,920,000
Series 2005 D, AMT,
SPA: BNP Paribas 0.740% 09/01/36 (a)	81,060,000	81,060,000
Series 2006 A, AMT,
SPA: KBC Bank N.V. 0.830% 09/01/37 (a)	2,900,000	2,900,000
Series 2008 A, AMT,
LIQ FAC: JPMorgan Chase Bank 0.780% 09/01/38 (a)	86,165,000	86,165,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.750% 03/01/12 (a)	6,720,000	6,720,000
WI Kenosha Industrial Development
Monarch Plastics, Inc.,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 3.280% 12/01/09 (a)	175,000	175,000
WI Menomonee Falls Industrial Development
Jema LLC,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 1.780% 09/01/14 (a)	1,915,000	1,915,000
WI Milwaukee
Series 2008,
3.000% 09/03/09	50,000,000	50,348,430
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, LIQ FAC: FNMA 0.710% 12/01/44 (a)	4,430,000	4,430,000
WI Oconto Industrial Development
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: U.S. Bank N.A. 1.020% 11/01/12 (a)	700,000	700,000
WI Park Falls Industrial Development
Shield Brothers, Inc.,
Series 2000, AMT, LOC: Bank One Wisconsin N.A. 0.830% 08/01/20 (a)	700,000	700,000

See Accompanying Notes to Financial Statements.

22

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Pewaukee Industrial Development
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.780% 09/01/20 (a)	1,525,000	1,525,000
WI Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
LIQ FAC: Merrill Lynch International Bank Ltd. 0.780% 03/01/38 (a)(d)	25,000	25,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT, LOC: U.S. Bank N.A. 0.920% 09/01/29 (a)	1,250,000	1,250,000
WI Sheboygan Industrial Development
SBCO Foods of Wisconsin,
Series 2002, AMT, LOC: Bank One N.A. 1.780% 08/01/12 (a)	1,670,000	1,670,000
Wisconsin Total		260,703,430
Wyoming – 0.9%
WY Lincoln County Pollution Control
Exxon Capital Ventures,
Series 1987 A, AMT, 0.500% 07/01/17 (b)	4,300,000	4,300,000
WY Student Loan Corp.
Series 2008, AMT,
LOC: Royal Bank of Canada 0.700% 06/01/35 (a)	60,000,000	60,000,000
WY Uinta County
Pollution Control,
BP PLC, Series 1998, 0.350% 07/01/26 (b)	3,000,000	3,000,000
Wyoming Total		67,300,000
Total Municipal Bonds (cost of $7,071,257,963)		7,071,257,963

Government & Agency Obligations – 4.8%
	Par ($)	Value ($)
U.S. Government Agencies – 4.8%
Federal Home Loan Bank
0.120% 03/02/09	72,855,000	72,854,757
Federal Home Loan Mortgage Corp.
0.670% 09/15/50 (b)	264,497,000	264,497,000
0.720% 06/15/36 (b)	34,445,000	34,445,000
U.S. Government Agencies Total		371,796,757
Total Government & Agency Obligations (cost of $371,796,757)		371,796,757
Commercial Paper – 0.1%
Wisconsin – 0.1%
WI Health & Educational Facilities Authority
1.000% 05/18/09	10,000,000	10,000,000
Wisconsin Total		10,000,000
Total Commercial Paper (cost of $10,000,000)		10,000,000
Short-Term Obligations – 3.1%
Variable Rate Demand Notes – 3.1%
FHLMC Multi-Family VRD Certificates
0.720% 05/15/46 (b)	46,650,000	46,650,000
0.820% 11/15/34 (b)	10,765,617	10,765,617
0.820% 02/15/35 (b)	10,439,316	10,439,316
0.820% 08/15/45 (b)	118,165,623	118,165,623
0.820% 01/15/47 (b)	38,912,246	38,912,246
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Dexia Credit Local 3.150% 07/01/22 (a)	11,560,000	11,560,000
Total Variable Rate Demand Notes		236,492,802
Total Short-Term Obligations (cost of $236,492,802)		236,492,802
Total Investments – 99.2% (cost of $7,689,547,522) (e)		7,689,547,522
Other Assets & Liabilities, Net – 0.8%		63,863,589
Net Assets – 100.0%		7,753,411,111

See Accompanying Notes to Financial Statements.

23

Columbia Municipal Reserves

February 28, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2009.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2009.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $11,210,000, which represents 0.1% of net assets.

(d)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)  Cost for federal income tax purposes is $7,689,547,522.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

24

Statement of Assets and Liabilities – Columbia Municipal Reserves
February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,689,547,522
	Receivable for:
	Investments sold	61,418,691
	Fund shares sold	318,153
	Interest	29,965,490
	Expense reimbursement due from investment advisor	51,405
	Trustees' deferred compensation plan	8,902
	Prepaid expenses	565,031
	Total Assets	7,781,875,194
Liabilities	Payable to custodian bank	825,406
	Payable for:
	Investments purchased	24,125,000
	Fund shares repurchased	8,276
	Distributions	855,545
	Investment advisory fee	885,707
	Administration fee	225,360
	Transfer agent fee	25,765
	Trustees' fees	68,003
	Pricing and bookkeeping fees	57,969
	Custody fee	33,256
	Distribution and service fees	1,177,889
	Shareholder administration fee	89,388
	Chief compliance officer expenses	477
	Trustees' deferred compensation plan	8,902
	Other liabilities	77,140
	Total Liabilities	28,464,083
	Net Assets	7,753,411,111
Net Assets Consist of	Paid-in capital	7,752,707,016
	Undistributed net investment income	1,204,310
	Accumulated net realized loss	(500,215)
	Net Assets	7,753,411,111

See Accompanying Notes to Financial Statements.

25

Statement of Assets and Liabilities (continued) – Columbia Municipal Reserves
February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$2,666,492,845
	Shares outstanding	2,666,264,873
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$710,698,103
	Shares outstanding	710,638,160
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$187,346,999
	Shares outstanding	187,330,659
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$909,831,838
	Shares outstanding	909,753,456
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$52,762,450
	Shares outstanding	52,757,961
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$2,013,655,187
	Shares outstanding	2,013,486,879
	Net asset value per share	$1.00
Class Z Shares	Net assets	$36,941,086
	Shares outstanding	36,937,970
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,175,682,603
	Shares outstanding	1,175,582,769
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

26

Statement of Operations – Columbia Municipal Reserves
For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	84,045,928
Expenses	Investment advisory fee	5,846,948
	Administration fee	3,438,169
	Distribution fee:
	Investor Class Shares	30,082
	Daily Class Shares	3,764,279
	Service fee:
	Liquidity Class Shares	193,276
	Adviser Class Shares	1,310,642
	Investor Class Shares	75,206
	Daily Class Shares	2,688,771
	Shareholder administration fee:
	Trust Class Shares	289,113
	Institutional Class Shares	200,732
	Transfer agent fee	27,957
	Pricing and bookkeeping fees	152,867
	Trustees' fees	16,237
	Custody fee	81,180
	Chief compliance officer expenses	1,631
	Treasury temporary guarantee program fee	1,343,982
	Other expenses	290,761
	Total Expenses	19,751,833
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,009,621)
	Fees waived by shareholder service provider—Liquidity Class Shares	(77,311)
	Expense reductions	(50,198)
	Net Expenses	17,614,703
	Net Investment Income	66,431,225
	Net realized loss on investments	(500,215)
	Net Increase Resulting from Operations	65,931,010

See Accompanying Notes to Financial Statements.

27

Statement of Changes in Net Assets – Columbia Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	66,431,225	199,317,299
	Net realized gain (loss) on investments	(500,215)	993,312
	Net increase resulting from operations	65,931,010	200,310,611
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(27,321,391)	(91,117,413)
	Trust Class Shares	(5,016,071)	(12,696,605)
	Liquidity Class Shares	(1,430,136)	(5,916,332)
	Adviser Class Shares	(8,693,019)	(23,370,353)
	Investor Class Shares	(473,676)	(1,297,811)
	Daily Class Shares	(14,164,043)	(36,898,673)
	Class Z Shares	(354,897)	(1,008,724)
	Institutional Class Shares	(8,977,991)	(27,047,627)
	Total distributions to shareholders	(66,431,224)	(199,353,538)
	Net Capital Stock Transactions	(61,272,199)	(974,202,632)
	Total decrease in net assets	(61,772,413)	(973,245,559)
Net Assets	Beginning of period	7,815,183,524	8,788,429,083
	End of period	7,753,411,111	7,815,183,524
	Undistributed net investment income at end of period	1,204,310	1,204,309

See Accompanying Notes to Financial Statements.

28

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	5,661,286,234	5,661,286,234	23,885,169,590	23,885,169,590
Distributions reinvested	19,984,537	19,984,537	58,864,351	58,864,351
Redemptions	(6,221,653,555)	(6,221,653,555)	(25,188,647,285)	(25,188,647,285)
Net decrease	(540,382,784)	(540,382,784)	(1,244,613,344)	(1,244,613,344)
Trust Class Shares
Subscriptions	539,484,400	539,484,400	1,080,104,590	1,080,104,590
Distributions reinvested	90,319	90,319	91,767	91,767
Redemptions	(254,500,439)	(254,500,439)	(1,073,836,707)	(1,073,836,707)
Net increase	285,074,280	285,074,280	6,359,650	6,359,650
Liquidity Class Shares
Subscriptions	422,210,595	422,210,596	1,283,182,115	1,283,182,115
Distributions reinvested	1,415,865	1,415,865	3,185,723	3,185,723
Redemptions	(393,992,190)	(393,992,190)	(1,437,135,130)	(1,437,135,130)
Net increase (decrease)	29,634,270	29,634,271	(150,767,292)	(150,767,292)
Adviser Class Shares
Subscriptions	1,322,152,802	1,322,152,802	3,104,411,742	3,104,411,742
Distributions reinvested	5,415,180	5,415,180	11,621,426	11,621,426
Redemptions	(1,375,373,582)	(1,375,373,582)	(3,071,300,180)	(3,071,300,180)
Net increase (decrease)	(47,805,600)	(47,805,600)	44,732,988	44,732,988
Investor Class Shares
Subscriptions	48,121,004	48,121,004	92,894,855	92,894,855
Distributions reinvested	472,841	472,841	1,290,284	1,290,284
Redemptions	(50,659,482)	(50,659,482)	(85,432,351)	(85,432,351)
Net increase (decrease)	(2,065,637)	(2,065,637)	8,752,788	8,752,788
Daily Class Shares
Subscriptions	1,227,029,406	1,227,029,406	2,509,757,362	2,509,757,362
Distributions reinvested	14,164,043	14,164,043	36,890,262	36,890,262
Redemptions	(1,217,508,063)	(1,217,508,063)	(2,119,334,891)	(2,119,334,891)
Net increase	23,685,386	23,685,386	427,312,733	427,312,733
Class Z Shares
Subscriptions	10,963,590	10,963,590	14,023,603	14,023,603
Distributions reinvested	334,056	334,056	951,364	951,364
Redemptions	(10,686,886)	(10,686,886)	(18,524,858)	(18,524,858)
Net increase (decrease)	610,760	610,760	(3,549,891)	(3,549,891)
Institutional Class Shares
Subscriptions	1,818,874,077	1,818,874,077	6,585,133,559	6,585,133,559
Distributions reinvested	8,739,443	8,739,443	26,335,840	26,335,840
Redemptions	(1,637,636,395)	(1,637,636,395)	(6,673,899,663)	(6,673,899,663)
Net increase (decrease)	189,977,125	189,977,125	(62,430,264)	(62,430,264)

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0098		0.0266		0.0351		0.0143		0.0256		0.0128	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0098)		(0.0266)		(0.0351)		(0.0143)		(0.0256)		(0.0128)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.98	%(d)(g)	2.70%		3.56%		1.44	%(d)	2.59%		1.28%	0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(e)(f)	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.98	%(e)(f)(g)	2.72	%(e)	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%	0.88%
Net assets, end of period (000's)	$2,666,493		$3,207,123		$4,451,392		$5,245,065		$3,537,820		$3,338,133	$1,988,042

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0093		0.0256		0.0341		0.0139		0.0246		0.0118	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0093)		(0.0256)		(0.0341)		(0.0139)		(0.0246)		(0.0118)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.93	%(d)(g)	2.59%		3.46%		1.40	%(d)	2.49%		1.18%	0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(e)(f)	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.73	%(e)(f)(g)	2.55	%(e)	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%	0.78%
Net assets, end of period (000's)	$710,698		$425,627		$419,275		$551,810		$520,422		$407,159	$477,139

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0090		0.0251		0.0336		0.0137		0.0241		0.0113	0.0074
Less Distributions to Shareholders:
From net investment income	(0.0090)		(0.0251)		(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.90	%(d)(g)	2.54%		3.41%		1.38	%(d)	2.43%		1.13%	0.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.37	%(e)(f)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15	%(f)	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.61%
Net investment income	1.85	%(e)(f)(g)	2.68	%(e)	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%	0.73%
Net assets, end of period (000's)	$187,347		$157,720		$308,502		$339,422		$315,658		$345,842	$149,812

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0085		0.0241		0.0326		0.0133		0.0231		0.0103	0.0064
Less Distributions to Shareholders:
From net investment income	(0.0085)		(0.0241)		(0.0326)		(0.0133)		(0.0231)		(0.0103)	(0.0064)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.85	%(d)	2.44%		3.31%		1.33	%(d)	2.33%		1.03%	0.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.47	%(e)(f)	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.66	%(e)(f)	2.40	%(e)	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%	0.63%
Net assets, end of period (000's)	$909,832		$957,701		$912,798		$661,680		$527,961		$474,653	$506,550

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0080		0.0231		0.0316		0.0129		0.0221		0.0093	0.0054
Less Distributions Declared to Shareholders:
From net investment income	(0.0080)		(0.0231)		(0.0316)		(0.0129)		(0.0221)		(0.0093)	(0.0054)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.80	%(d)	2.34%		3.20%		1.29	%(d)	2.23%		0.93%	0.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.57	%(e)(f)	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.57	%(e)(f)	2.28	%(e)	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%	0.53%
Net assets, end of period (000's)	$52,762		$54,832		$46,035		$74,219		$66,136		$84,348	$147,189

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0068		0.0206		0.0291		0.0118		0.0196		0.0068	0.0031
Less Distributions to Shareholders:
From net investment income	(0.0068)		(0.0206)		(0.0291)		(0.0118)		(0.0196)		(0.0068)	(0.0031)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.68	%(d)	2.08%		2.95%		1.19	%(d)	1.97%		0.68%	0.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.82	%(e)(f)	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.09%
Net investment income	1.32	%(e)(f)	1.99	%(e)	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%	0.30%
Net assets, end of period (000's)	$2,013,655		$1,990,097		$1,562,589		$1,433,097		$1,368,604		$591,206	$605,118

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Class Z Shares	2009		2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0097		0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0097)		(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.98	%(e)(h)	2.70%	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.22	%(g)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05	%(g)	0.05%	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	1.97	%(g)(h)	2.70%	3.51%	3.42	%(g)	2.96	%(g)
Net assets, end of period (000's)	$36,941		$36,333	$39,772	$51,606		$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0096		0.0262		0.0347		0.0142		0.0252		0.0124	0.0085
Less Distributions to Shareholders:
From net investment income	(0.0096)		(0.0262)		(0.0347)		(0.0142)		(0.0252)		(0.0124)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	0.96	%(d)(g)	2.66%		3.52%		1.42	%(d)	2.55%		1.24%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.26	%(e)(f)	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%
Waiver/Reimbursement	0.05	%(f)	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	1.79	%(e)(f)(g)	2.67	%(e)	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%	0.84%
Net assets, end of period (000's)	$1,175,683		$985,752		$1,048,065		$783,898		$578,505		$871,984	$479,770

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

37

Notes to Financial Statements – Columbia Municipal Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Municipal Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	7,689,547,522	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$7,689,547,522	$—

38

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Tax-Exempt Income	$193,759,538
Ordinary Income*	4,666,540
Long-Term Capital Gains	927,460

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did

39

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the

40

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

41

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period ended
2012	2011	2010	2009	recovery	2/28/2009
$2,009,621	$4,288,091	$4,996,638	$1,990,296	$13,284,646	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation

42

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $50,198 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 47.1% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 42.3% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount

43

Columbia Municipal Reserves
February 28, 2009 (Unaudited)

received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

The Fund has paid $1,785,531 to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

On March 31, 2009, the Treasury announced the extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

44

Board Consideration and Re-Approval of Investment
Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Municipal Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Municipal Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The

45

selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its Actual Management Rate was appreciably above the median of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to its performance Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield, that outweighed the factor noted above. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other

46

clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

47

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

48

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

49

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

50

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

51

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

52

Important Information About This Report – Columbia Municipal Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

53

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Municipal Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8549-0209 (04/09) 09/76784

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	31

Summary of Management Fee Evaluation by Independent Fee Consultant	34

Important Information About This Report	41

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.42	1,023.70	1.10	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,008.88	1,023.21	1.59	1.61	0.32
Liquidity Class Shares	1,000.00	1,000.00	1,008.58	1,022.96	1.84	1.86	0.37
Adviser Class Shares	1,000.00	1,000.00	1,008.08	1,022.46	2.34	2.36	0.47
Investor Class Shares	1,000.00	1,000.00	1,007.59	1,021.97	2.84	2.86	0.57
Institutional Class Shares	1,000.00	1,000.00	1,009.22	1,023.51	1.30	1.30	0.26
Retail A Shares	1,000.00	1,000.00	1,008.98	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,009.42	1,023.70	1.10	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Commercial Paper – 41.4%

	Par ($)	Value ($)
Amsterdam Funding Corp.
0.950% 03/13/09 (a)(b)	30,000,000	29,990,500
Banco Bilbao Vizcaya Argentaria/London
0.600% 04/14/09 (a)(b)	83,000,000	82,939,133
Barton Capital Corp.
0.340% 04/03/09 (a)(b)	101,000,000	100,968,522
0.350% 04/03/09 (a)(b)	24,928,000	24,920,002
0.700% 05/04/09 (a)(b)	171,102,000	170,889,073
0.700% 05/18/09 (a)(b)	10,000,000	9,984,833
0.700% 05/20/09 (a)(b)	20,035,000	20,003,834
0.700% 05/22/09 (a)(b)	30,000,000	29,952,167
0.710% 05/04/09 (a)(b)	30,637,000	30,598,329
Cancara Asset Securitization LLC
0.650% 03/18/09 (a)(b)	37,000,000	36,988,643
0.750% 04/07/09 (a)(b)	142,000,000	141,890,542
0.750% 04/16/09 (a)(b)	230,000,000	229,779,583
0.800% 04/14/09 (a)(b)	100,000,000	99,902,222
0.900% 04/13/09 (a)(b)	245,000,000	244,736,625
1.050% 05/07/09 (a)(b)	179,600,000	179,249,032
CBA Delaware Finance, Inc.
0.350% 03/12/09 (b)	28,600,000	28,596,941
0.700% 04/17/09 (b)	100,000,000	99,908,611
0.700% 04/27/09 (b)	100,000,000	99,889,167
0.800% 05/06/09 (b)	89,600,000	89,468,587
2.020% 03/05/09 (b)	67,000,000	66,984,962
Chariot Funding LLC
0.300% 03/09/09 (a)(b)	25,400,000	25,398,307
0.300% 03/16/09 (a)(b)	55,000,000	54,993,125
0.450% 03/06/09 (a)(b)	100,000,000	99,993,750
0.450% 03/13/09 (a)(b)	73,000,000	72,989,050
0.450% 03/17/09 (a)(b)(c)	33,490,000	33,483,302
0.700% 03/17/09 (a)(b)(c)	50,397,000	50,381,321
0.800% 03/10/09 (a)(b)	50,000,000	49,990,000
Coca-Cola Co.
0.400% 05/05/09 (a)(b)	9,500,000	9,493,139
0.430% 05/06/09 (a)(b)	51,000,000	50,959,795
Danske Corp.
0.870% 05/06/09 (a)(b)	305,000,000	304,513,525
2.200% 03/09/09 (a)(b)	225,000,000	224,890,000
Edison Asset Securitization LLC
0.570% 05/01/09 (a)(b)	50,000,000	49,951,708
0.600% 05/05/09 (a)(b)	45,000,000	44,951,250
Eli Lilly & Co.
1.400% 03/13/09 (a)(b)	250,000,000	249,883,333

	Par ($)	Value ($)
Fairway Finance LLC
0.350% 03/12/09 (a)(b)	13,472,000	13,470,559
0.550% 04/06/09 (a)(b)	33,000,000	32,981,850
0.580% 04/14/09 (a)(b)	30,296,000	30,274,524
0.600% 05/11/09 (a)(b)	9,000,000	8,989,350
0.650% 05/13/09 (a)(b)	47,000,000	46,938,051
Falcon Asset Securitization Co. LLC
0.300% 03/16/09 (a)(b)	100,000,000	99,987,500
0.450% 03/06/09 (a)(b)	125,000,000	124,992,187
0.500% 04/06/09 (a)(b)	122,000,000	121,939,000
0.500% 04/09/09 (a)(b)	21,000,000	20,988,625
0.500% 04/17/09 (a)(b)	77,000,000	76,949,736
0.510% 04/13/09 (a)(b)	41,118,000	41,092,952
Gemini Securitization Corp. LLC
0.400% 03/10/09 (a)(b)	32,632,000	32,628,737
0.580% 04/02/09 (a)(b)	100,000,000	99,948,444
General Electric Capital Corp. FDIC Guaranteed – Temporary Liquidity Guarantee Program
0.700% 06/26/09	290,000,000	289,340,250
1.350% 04/06/09	192,000,000	191,740,800
Gotham Funding Corp.
0.400% 03/09/09 (a)(b)	25,000,000	24,997,778
0.580% 03/23/09 (a)(b)	40,000,000	39,985,822
0.730% 05/06/09 (a)(b)	92,000,000	91,876,873
0.750% 05/19/09 (a)(b)	24,000,000	23,960,500
0.750% 05/21/09 (a)(b)	48,500,000	48,418,156
0.800% 05/26/09 (a)(b)	21,726,000	21,684,479
1.550% 03/12/09 (a)(b)	60,500,000	60,471,347
Jupiter Securitization Co. LLC
0.450% 03/04/09 (a)(b)	50,000,000	49,998,125
0.450% 03/16/09 (a)(b)	53,572,000	53,561,955
0.450% 03/19/09 (a)(b)	17,780,000	17,776,000
National Australia Funding Delaware, Inc.
0.690% 04/06/09 (a)(b)	75,000,000	74,948,250
Nordea North America, Inc.
0.700% 04/07/09 (b)	140,000,000	139,899,278
0.830% 05/15/09 (b)	57,000,000	56,901,438
2.100% 03/05/09 (b)	75,370,000	75,352,414
Old Line Funding LLC
0.300% 03/02/09 (a)(b)	85,011,000	85,010,292
0.400% 04/17/09 (a)(b)	50,000,000	49,973,889
0.450% 03/09/09 (a)(b)	169,930,000	169,913,007
0.450% 03/16/09 (a)(b)	30,009,000	30,003,373
0.470% 03/05/09 (a)(b)	31,898,000	31,896,334
0.500% 04/02/09 (a)(b)	27,115,000	27,102,949
0.550% 04/13/09 (a)(b)	20,000,000	19,986,861

See Accompanying Notes to Financial Statements.

2

Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Commercial Paper (continued)

	Par ($)	Value ($)
0.630% 05/14/09 (a)(b)	17,190,000	17,167,739
0.650% 05/01/09 (a)(b)	52,213,000	52,155,493
0.650% 05/04/09 (a)(b)	17,000,000	16,980,356
0.650% 05/07/09 (a)(b)	100,000,000	99,879,028
0.650% 05/13/09 (a)(b)	27,872,000	27,835,263
Park Avenue Receivables Corp.
0.300% 03/12/09 (a)(b)	15,000,000	14,998,625
0.450% 03/24/09 (a)(b)	150,000,000	149,956,875
0.450% 03/25/09 (a)(b)	25,012,000	25,004,496
0.500% 04/06/09 (a)(b)	97,500,000	97,451,250
0.500% 04/08/09 (a)(b)	50,000,000	49,973,611
0.500% 04/21/09 (a)(b)	138,000,000	137,902,250
0.800% 03/09/09 (a)(b)	40,000,000	39,992,889
Santander Central Hispano Finance Delaware, Inc.
1.375% 04/07/09 (b)	400,000,000	399,434,722
Sheffield Receivables Corp.
0.300% 03/02/09 (a)(b)	125,000,000	124,998,958
0.300% 03/09/09 (a)(b)	30,500,000	30,497,967
0.500% 03/09/09 (a)(b)	150,000,000	149,983,333
0.500% 03/18/09 (a)(b)	30,000,000	29,992,917
0.550% 04/07/09 (a)(b)	50,000,000	49,971,736
0.600% 04/07/09 (a)(b)	50,000,000	49,969,167
0.600% 04/16/09 (a)(b)	16,000,000	15,987,733
0.620% 05/29/09 (a)(b)	20,000,000	19,969,344
0.650% 05/27/09 (a)(b)	20,000,000	19,968,583
Shell International Finance BV
1.650% 03/17/09 (a)(b)	100,000,000	99,926,667
1.650% 03/23/09 (a)(b)	200,000,000	199,798,333
Thames Asset Global Securitization, Inc.
0.800% 03/16/09 (a)(b)(c)	95,347,000	95,315,218
Toyota Motor Credit Corp.
0.850% 05/13/09 (b)	72,100,000	71,975,728
0.850% 05/15/09 (b)	80,000,000	79,858,333
1.900% 08/03/09 (b)	280,000,000	277,709,444
Variable Funding Capital Co. LLC
0.450% 03/20/09 (a)(b)	19,922,000	19,917,269
0.550% 04/03/09 (a)(b)	150,000,000	149,924,375
0.630% 04/20/09 (a)(b)	44,413,000	44,374,139
0.650% 05/01/09 (a)(b)	70,000,000	69,922,903
0.650% 05/06/09 (a)(b)	200,000,000	199,761,667
0.650% 05/07/09 (a)(b)	25,415,000	25,384,255
0.650% 05/13/09 (a)(b)	20,000,000	19,973,639
0.650% 05/14/09 (a)(b)	34,000,000	33,954,572
0.650% 05/26/09 (a)(b)	44,000,000	43,931,678

	Par ($)	Value ($)
Victory Receivables Corp.
0.450% 04/13/09 (a)(b)	20,500,000	20,488,981
0.550% 03/09/09 (a)(b)	2,185,000	2,184,733
0.570% 03/11/09 (a)(b)	17,912,000	17,909,164
0.580% 03/25/09 (a)(b)	21,000,000	20,991,880
0.720% 05/04/09 (a)(b)	40,000,000	39,948,800
0.750% 05/13/09 (a)(b)	100,000,000	99,847,917
Westpac Banking Corp.
0.320% 03/13/09 (a)(b)	77,000,000	76,991,787
0.500% 04/14/09 (a)(b)	112,000,000	111,931,556
Total Commercial Paper (cost of $9,007,589,971)		9,007,589,971

Certificates of Deposit – 35.1%

ABN AMRO Bank NV
3.080% 03/09/09	400,000,000	400,000,000
Allied Irish Banks/New York NY
2.260% 03/06/09	143,000,000	143,000,197
Australia & New Zealand Banking Group/New York
0.650% 04/23/09	25,000,000	25,000,000
0.700% 05/07/09	85,000,000	85,000,000
1.950% 03/12/09	125,000,000	125,000,380
Banco Bilbao Vizcaya Argentaria/NY
0.880% 05/15/09	153,000,000	153,000,000
0.900% 05/18/09	125,000,000	125,000,000
0.950% 05/08/09	130,000,000	130,002,450
2.190% 03/09/09	50,000,000	50,000,111
Banco Santander/New York
2.500% 03/09/09	338,000,000	338,000,000
Bank of Ireland/Stamford CT
2.050% 03/12/09	20,000,000	20,000,000
Bank of Montreal
0.450% 03/05/09	94,000,000	94,000,000
0.600% 05/05/09	25,000,000	25,000,000
Bank of Nova Scotia
0.450% 03/20/09	100,000,000	100,000,000
0.500% 03/09/09	250,000,000	250,000,000
Bank of Tokyo Mitsubishi Ltd. NY
1.050% 05/05/09	525,000,000	525,000,000
Barclays Bank PLC
1.375% 05/26/09	181,250,000	181,250,000
2.100% 03/05/09	368,000,000	368,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Certificates of Deposit (continued)

	Par ($)	Value ($)
BNP Paribas
1.000% 05/06/09	67,000,000	67,000,000
1.020% 05/18/09	200,000,000	200,000,000
1.200% 03/24/09	50,000,000	50,000,000
1.600% 03/16/09	150,000,000	150,000,000
1.830% 03/10/09	127,000,000	127,000,000
Calyon NY
0.600% 03/02/09	238,000,000	238,000,000
Chase Bank USA
1.000% 04/09/09	37,000,000	37,000,000
Commonwealth Bank of Australia
0.800% 04/20/09	30,000,000	30,000,000
Credit Agricole SA
0.720% 04/15/09	400,000,000	400,000,000
1.000% 06/04/09	196,000,000	196,000,000
HSBC Bank PLC
0.850% 04/30/09	100,000,000	100,000,000
0.850% 05/11/09	230,000,000	230,000,000
0.900% 05/19/09	217,000,000	217,000,000
Mizuho Corporate Bank/NY
0.470% 03/20/09	55,500,000	55,500,000
0.480% 03/20/09	96,000,000	96,000,000
Royal Bank of Canada NY
0.600% 05/15/09	700,000,000	700,000,000
Societe Generale NY
0.750% 04/08/09	72,100,000	72,080,989
0.850% 04/08/09	250,000,000	250,000,000
2.050% 03/10/09	350,000,000	350,000,871
Sumitomo Mitsui Banking Corp./New York
1.150% 05/20/09	31,500,000	31,500,000
1.150% 05/22/09	57,500,000	57,500,000
1.150% 05/26/09	32,000,000	32,000,000
1.165% 05/12/09	116,000,000	116,000,000
Toronto Dominion Bank/NY
2.000% 04/07/09	398,000,000	398,000,000
U.S. Bank N.A./Minneapolis MN
0.700% 06/03/09	101,000,000	101,000,000
UBS AG/Stamford Branch
0.925% 03/23/09	100,000,000	100,000,000
1.950% 03/11/09	100,000,000	100,000,000
Total Certificates of Deposit (cost of $7,638,834,998)		7,638,834,998

Government & Agency Obligations – 9.2%
	Par ($)	Value ($)
U.S. Government Agencies – 8.7%
Federal Home Loan Bank
2.600% 03/25/09 (d)	170,000,000	169,705,333
0.450% 07/13/09 (d)	62,000,000	61,896,150
0.570% 07/20/09 (d)	40,000,000	39,910,700
2.560% 08/04/09 (d)	29,000,000	29,242,034
0.450% 06/29/09 (d)	24,000,000	23,964,000
2.800% 04/13/09 (d)	170,000,000	169,431,444
2.800% 04/30/09 (d)	75,000,000	74,650,000
Federal Home Loan Mortgage Corp.
2.600% 03/02/09 (d)	200,000,000	199,985,556
2.650% 03/18/09 (d)	244,000,000	243,694,661
2.750% 04/07/09 (d)	160,400,000	159,946,647
1.170% 04/21/09 (d)	14,000,000	13,976,795
0.340% 05/08/09 (d)	24,900,000	24,884,009
0.310% 06/24/09 (d)	54,170,000	54,116,357
0.350% 07/06/09 (d)	60,000,000	59,925,917
0.582% 08/24/09 (d)	58,000,000	57,834,971
0.350% 07/15/09 (d)	30,000,000	29,960,333
0.370% 07/15/09 (d)	28,000,000	27,960,862
Federal National Mortgage Association
0.430% 06/23/09 (d)	447,000,000	446,391,335
U.S. Government Agencies Total		1,887,477,104
U.S. Government Obligation – 0.5%
U.S. Treasury Bill
0.310% 07/23/09 (d)	124,000,000	123,846,240
U.S. Government Obligation Total		123,846,240
Total Government & Agency Obligations (cost of $2,011,323,344)		2,011,323,344

Time Deposit – 0.9%

Societe Generale
0.190% 03/02/09	187,864,000	187,864,000
Total Time Deposit (cost of $187,864,000)		187,864,000

Corporate Bonds – 0.8%

Axon Financial Funding LLC
0.330% 05/02/08 (a)(c)(e)(f)(g) (amortized cost of $85,189,956)	85,189,956	40,039,279
0.340% 04/15/08 (a)(c)(e)(f)(g) (amortized cost of $42,700,230)	42,700,230	20,069,108
1.415% 04/04/08 (a)(c)(e)(f)(g) (amortized cost of $117,487,295)	117,487,295	55,219,029

See Accompanying Notes to Financial Statements.

4

Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Whistlejacket Capital Ltd.
0.462% 03/25/08 (a)(c)(e)(f)(g) (amortized cost of $39,424,168)	39,424,168	32,796,965
0.462% 06/09/08 (a)(c)(e)(f)(g) (amortized cost of $39,424,179)	39,424,179	32,796,975
Total Corporate Bonds (cost of $324,225,828)		180,921,356
Repurchase Agreements – 12.7%
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/02/09 at 0.270%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/39, market value $266,333,220 (repurchase proceeds $261,116,875)	261,111,000	261,111,000
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/02/09 at 0.563%, collateralized by asset backed securities with various maturities to 03/01/14, market value $321,000,001 (repurchase proceeds $300,014,063)	300,000,000	300,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due 03/02/09 at 0.240%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/39, market value $204,000,000 (repurchase proceeds $200,004,000)	200,000,000	200,000,000
Repurchase agreement with BNP Paribas, dated 02/27/09, due 03/02/09 at 0.280%, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/37, market value $255,000,001 (repurchase proceeds $250,005,833)	250,000,000	250,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 02/27/09, due 03/02/09 at 0.250%, collateralized by a U.S. Treasury Obligation maturing 01/15/25, market value $404,167,965 (repurchase proceeds $396,251,255)	396,243,000	396,243,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due 03/02/09 at 0.290%, collateralized by a U.S. Government Agency Obligation maturing 01/01/39, market value $503,880,000 (repurchase proceeds $494,011,938)	494,000,000	494,000,000
Repurchase agreement with Deutsche Bank, dated 02/27/09, due 03/02/09 at 0.513%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/38, market value $153,000,000 (repurchase proceeds $153,006,406)	150,000,000	150,000,000
Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.180%, collateralized by U.S. Treasury Obligations with various maturities to 02/11/10, market value $102,002,743 (repurchase proceeds $100,001,500)	100,000,000	100,000,000
Repurchase agreement with UBS Securities, Inc., dated 02/27/09, due 03/02/09 at 0.563%, collateralized by corporate bonds with various maturities to 02/15/38, market value $630,002,083 (repurchase proceeds $600,028,125)	600,000,000	600,000,000
Total Repurchase Agreements (cost of $2,751,354,000)		2,751,354,000

See Accompanying Notes to Financial Statements.

5

Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Other – 0.7%

	Par ($)	Value ($)
Capital Support Agreement with Affiliate (h)	—	143,304,472
Total Other (cost of $—)		143,304,472
Total Investments – 100.8% (cost of $21,921,192,141) (i)		21,921,192,141
Other Assets & Liabilities, Net – (0.8)%		(180,356,948)
Net Assets – 100.0%		21,740,835,193

Notes to Investment Portfolio:

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid except for those in the following table, amounted to $7,222,315,475, which represents 33.2% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC
0.330% 05/02/08	04/23/07	$100,000,000
0.340% 04/15/08	04/10/07	50,000,000
1.415% 04/04/08	04/02/07	135,000,000
Whistlejacket Capital Ltd. 0.462% 06/09/08 0.462% 03/25/08	05/29/07 03/15/07	50,000,000 50,000,000
		$385,000,000

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(f)  Security is in default and is a covered security under the Capital Support Agreement.

(g)  Security issued by a structured investment vehicle.

(h)  See Note 3.

(i)  Cost for federal income tax purposes is $21,921,192,141.

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Money Market Reserves

February 28, 2009 (Unaudited)

		($)
Assets	Investments, at cost	19,169,838,141
	Repurchase agreements, at cost approximating value	2,751,354,000
	Total investments, at cost	21,921,192,141
	Investment securities, at value	19,026,533,669
	Repurchase agreements, at cost approximating value	2,751,354,000
	Capital Support Agreement, at value (See Note 3)	143,304,472
	Total investments, at value	21,921,192,141
	Cash	1,968,045
	Receivable for:
	Fund shares sold	21,375
	Interest	21,283,090
	Trustees' deferred compensation plan	173,591
	Prepaid expenses	1,444,392
	Total Assets	21,946,082,634
Liabilities	Expense reimbursement due to investment advisor	1,325
	Payable for:
	Investments purchased	196,000,000
	Fund shares repurchased	227,035
	Distributions	4,235,805
	Investment advisory fee	2,490,955
	Administration fee	654,925
	Transfer agent fee	63,836
	Trustees' fees	48,496
	Pricing and bookkeeping fees	20,878
	Custody fee	57,260
	Distribution and service fees	1,063,853
	Shareholder administration fee	91,830
	Chief compliance officer expenses	1,672
	Trustees' deferred compensation plan	173,591
	Other liabilities	115,980
	Total Liabilities	205,247,441
	Net Assets	21,740,835,193
Net Assets Consist of	Paid-in capital	21,741,270,123
	Overdistributed net investment income	(33,211)
	Accumulated net realized loss	(401,719)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	—
	Net Assets	21,740,835,193

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities (continued) – Columbia Money Market Reserves

February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$12,932,196,289
	Shares outstanding	12,932,431,425
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$188,161,486
	Shares outstanding	188,164,951
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$651,913,926
	Shares outstanding	651,925,489
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$4,868,080,936
	Shares outstanding	4,868,167,568
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$15,974,874
	Shares outstanding	15,975,156
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,317,815,292
	Shares outstanding	2,317,856,506
	Net asset value per share	$1.00
Retail A Shares	Net assets	$74,028,602
	Shares outstanding	74,029,945
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$692,663,788
	Shares outstanding	692,675,782
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
8

Statement of Operations – Columbia Money Market Reserves

For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	210,746,141
Expenses	Investment advisory fee	15,136,629
	Administration fee	9,011,978
	Distribution fee:
	Investor Class Shares	23,488
	Service fee:
	Liquidity Class Shares	967,734
	Adviser Class Shares	7,131,993
	Investor Class Shares	58,719
	Retail A Shares	27,732
	Shareholder administration fee:
	Trust Class Shares	87,365
	Institutional Class Shares	483,412
	Transfer agent fee	391,625
	Pricing and bookkeeping fees	120,331
	Trustees' fees	2,069
	Custody fee	140,630
	Chief compliance officer expenses	4,252
	Treasury temporary guarantee program fee	3,735,903
	Other expenses	424,406
	Total Expenses	37,748,266
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(5,045,543)
	Fees waived by shareholder service provider—Liquidity Class Shares	(387,094)
	Expense reductions	(4,204)
	Net Expenses	32,311,425
	Net Investment Income	178,434,716
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	1,793,606
	Net change in unrealized appreciation on Capital Support Agreement (See Note 3)	103,404,472
	Net change in unrealized appreciation (depreciation) on investments	(57,984,472)
	Net Gain	47,213,606
	Net Increase Resulting from Operations	225,648,322

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets – Columbia Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	178,434,716	865,946,246
	Net realized gain on investments	1,793,606	95,299
	Net change in unrealized appreciation on Capital Support Agreement (See Note 3)	103,404,472	39,900,000
	Net change in unrealized appreciation (depreciation) on investments	(57,984,472)	(85,320,000)
	Net increase resulting from operations	225,648,322	820,621,545
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(92,933,652)	(388,739,036)
	Trust Class Shares	(1,545,139)	(4,233,394)
	Liquidity Class Shares	(6,857,879)	(41,351,779)
	Adviser Class Shares	(47,497,921)	(280,004,908)
	Investor Class Shares	(394,450)	(2,568,771)
	Institutional Class Shares	(22,102,327)	(119,914,440)
	Retail A Shares	(728,295)	(3,414,306)
	G-Trust Shares	(6,375,053)	(25,902,054)
	Total distributions to shareholders	(178,434,716)	(866,128,688)
	Net Capital Stock Transactions	(147,035,102)	(2,309,311,592)
	Total decrease in net assets	(99,821,496)	(2,354,818,735)
Net Assets	Beginning of period	21,840,656,689	24,195,475,424
	End of period	21,740,835,193	21,840,656,689
	Overdistibuted net investment income at end of period	(33,211)	(33,211)

See Accompanying Notes to Financial Statements.
10

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Money Market Reserves
	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	34,768,336,456	34,768,336,456	53,523,127,166	53,523,127,166
Distributions reinvested	72,769,531	72,769,531	303,685,937	303,685,937
Redemptions	(32,283,750,467)	(32,283,750,467)	(54,176,678,469)	(54,176,678,469)
Net increase (decrease)	2,557,355,520	2,557,355,520	(349,865,366)	(349,865,366)
Trust Class Shares
Subscriptions	315,478,967	315,478,967	1,171,436,665	1,171,436,665
Distributions reinvested	6,156	6,157	149,542	149,542
Redemptions	(290,534,154)	(290,534,154)	(1,073,121,494)	(1,073,121,494)
Net increase	24,950,969	24,950,970	98,464,713	98,464,713
Liquidity Class Shares
Subscriptions	1,177,822,065	1,177,822,065	3,644,634,992	3,644,634,992
Distributions reinvested	6,344,880	6,344,879	35,994,371	35,994,371
Redemptions	(1,549,145,843)	(1,549,145,843)	(4,145,343,388)	(4,145,343,388)
Net decrease	(364,978,898)	(364,978,899)	(464,714,025)	(464,714,025)
Adviser Class Shares
Subscriptions	2,828,020,044	2,828,020,044	15,724,324,717	15,724,324,717
Distributions reinvested	5,624,007	5,624,007	24,015,690	24,015,690
Redemptions	(4,525,413,907)	(4,525,413,907)	(17,122,494,151)	(17,122,494,151)
Net decrease	(1,691,769,856)	(1,691,769,856)	(1,374,153,744)	(1,374,153,744)
Investor Class Shares
Subscriptions	552,618	552,618	1,989,837	1,989,836
Distributions reinvested	24	24	—	—
Redemptions	(55,155,778)	(55,155,778)	(21)	(21)
Net increase (decrease)	(54,603,136)	(54,603,136)	1,989,816	1,989,815
Institutional Class Shares
Subscriptions	4,916,936,909	4,916,936,909	11,831,533,150	11,831,533,150
Distributions reinvested	19,839,822	19,839,822	112,528,488	112,528,488
Redemptions	(5,551,306,096)	(5,551,306,096)	(12,111,550,766)	(12,111,550,766)
Net decrease	(614,529,365)	(614,529,365)	(167,489,128)	(167,489,128)
Retail A Shares
Subscriptions	5,361,346	5,361,346	21,803,818	21,803,818
Distributions reinvested	708,003	708,003	3,326,108	3,326,108
Redemptions	(19,738,034)	(19,738,034)	(33,667,286)	(33,667,286)
Net decrease	(13,668,685)	(13,668,685)	(8,537,360)	(8,537,360)
G-Trust Shares
Subscriptions	373,223,680	373,223,680	1,017,885,491	1,017,885,491
Distributions reinvested	377,022	377,022	1,281,280	1,281,280
Redemptions	(363,392,353)	(363,392,353)	(1,064,173,268)	(1,064,173,268)
Net increase (decrease)	10,208,349	10,208,349	(45,006,497)	(45,006,497)

See Accompanying Notes to Financial Statements.
11

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.94	%(e)(i)(j)	3.76	%(f)	5.30%	2.08	%(e)	3.63%	1.58%	0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.22	%(h)	0.20%		0.20%	0.20	%(h)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	1.80	%(h)(j)	3.81%		5.18%	4.93	%(h)	3.60%	1.50%	0.98%
Net assets, end of period (000's)	$12,932,196		$10,352,511		$10,723,924	$6,625,010		$6,401,492	$7,148,040	$9,064,090

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.28%.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.89	%(e)(j)	3.66	%(f)(g)	5.20%	2.04	%(e)	3.52%	1.48%	0.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.32	%(i)	0.30%		0.30%	0.30	%(i)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05	%(i)	0.05%		0.06%	0.06	%(i)	0.06%	0.07%	0.06%
Net investment income (h)	1.77	%(i)	3.40	%(g)	5.08%	4.89	%(i)	3.71%	1.32%	0.88%
Net assets, end of period (000's)	$188,161		$162,859		$64,747	$20,085		$15,325	$10,933	$9,344

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.23%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.86	%(e)(i)(j)	3.61	%(f)	5.15%	2.02	%(e)	3.47%	1.42%	0.83%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.37	%(h)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15	%(h)	0.15%		0.16%	0.16	%(h)	0.16%	0.17%	0.65%
Net investment income (g)	1.77	%(h)(j)	3.71%		5.03%	4.78	%(h)	3.56%	1.44%	0.83%
Net assets, end of period (000's)	$651,914		$1,014,693		$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.21%.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.81	%(e)(i)(j)	3.51	%(f)	5.04%	1.98	%(e)	3.37%	1.32%	0.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.47	%(h)	0.45%		0.45%	0.45	%(h)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.60%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	1.66	%(h)(j)	3.52%		4.93%	4.69	%(h)	3.47%	1.34%	0.73%
Net assets, end of period (000's)	$4,868,081		$6,545,670		$7,933,658	$5,666,480		$4,730,117	$1,740,828	$1,791,613

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.16%.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.76	%(e)(i)(j)	3.40	%(f)	4.94%	1.93	%(e)	3.27%	1.22%	0.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.57	%(h)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	1.39	%(h)(j)	3.34%		4.83%	4.56	%(h)	3.26%	1.20%	0.63%
Net assets, end of period (000's)	$15,975		$70,425		$68,592	$80,137		$107,221	$85,981	$89,996

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.11%.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—	—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.92	%(e)(i)	3.72	%(f)	5.26%	2.07	%(e)	3.59%	1.54%	0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.26	%(h)	0.24%		0.24%	0.24	%(h)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05	%(h)	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	1.83	%(h)	3.66%		5.14%	4.90	%(h)	3.59%	1.59%	0.94%
Net assets, end of period (000's)	$2,317,815		$2,926,008		$3,099,546	$2,691,468		$2,361,622	$1,915,745	$937,474

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.26%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.90	%(f)(j)(j)	3.69	%(g)	5.23%	2.05	%(f)	1.50	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.29	%(i)	0.27%		0.27%	0.27	%(i)	0.27	%(i)
Waiver/Reimbursement	0.05	%(i)	0.05%		0.06%	0.06	%(i)	0.06	%(i)
Net investment income (h)	1.84	%(i)(j)	3.66%		5.11%	4.85	%(i)	4.15	%(i)
Net assets, end of period (000's)	$74,029		$87,508		$96,260	$101,776		$110,828

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.25%.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from Investment Operations	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.94	%(f)(j)	3.76	%(g)	5.30%	2.08	%(f)	1.53	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.22	%(i)	0.20%		0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.05	%(i)	0.05%		0.06%	0.06	%(i)	0.06	%(i)
Net investment income (h)	1.88	%(i)	3.73%		5.18%	4.93	%(i)	4.22	%(i)
Net assets, end of period (000's)	$692,664		$680,983		$727,195	$730,240		$780,544

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.28%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Money Market Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Money Market Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	21,596,966,313	—
Level 3 – Significant Unobservable Inputs	180,921,356	143,304,472
Total	$21,777,887,669	$143,304,472

20

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

The following table reconciles asset balances for the six month period ending February 28, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of August 31, 2008	$299,680,000	$39,900,000
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)**	(57,984,472)	103,404,472
Net sales	(60,774,172)	—
Transfers into and/or out of Level 3	—	—
Balance as of February 28, 2009	$180,921,356	$143,304,472

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

*  Other financial instruments represent the value of the Capital Support Agreement.

**  The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $57,984,472. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets. The change in unrealized gains attributable to the Capital Support Agreement (see Note 3) as of February 28, 2009, which was valued using significant unobservable inputs (Level 3), amounted to $103,404,472. This amount is included in net change in unrealized appreciation on Capital Support Agreement on the Statement of Changes in Net Assets.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

21

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $385 million (the "Maximum Contribution Amount") for the Fund as of February 28, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of February 28, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the board of trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund's Minimum NAV Per Share and that disposition of the Covered Securities is in the best

22

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.330% 05/02/08	$85,189,956	$85,189,956	$40,039,279
Axon Financial Funding LLC, 0.340% 04/15/08	42,700,230	42,700,230	20,069,108
Axon Financial Funding LLC, 1.415% 04/04/08	117,487,295	117,487,295	55,219,029
Whistlejacket Capital Ltd., 0.462% 06/09/08	39,424,179	39,424,179	32,796,975
Whistlejacket Capital Ltd., 0.462% 03/25/08	39,424,168	39,424,168	32,796,965

At the end of the reporting period, management estimated the fair value of the Agreement to be $143,304,472 (see Note 9).

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from
Ordinary Income*	$866,128,688
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$143,304,472
Unrealized depreciation	(143,304,472)
Net unrealized appreciation (depreciation)	$—

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$388,604
2013	508,123
2014	1,298,598
Total	$2,195,325

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain

23

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA")

24

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

25

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period
2012	2011	2010	2009	recovery	ended 2/28/2009
$5,045,543	$12,625,233	$12,528,105	$4,518,353	$34,717,234	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

26

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $4,204 for the Fund.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 76.9% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholders that collectively held 5.8% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Securities Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, own ABCP including commercial paper issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Over the past 18 months, the ABCP market has undergone a structural overhaul in response to the slowing economy, the stressed liquidity environment, and the repricing of risk by market participants. Through this evolution, various programs have been introduced by the Federal Reserve and the U.S. Treasury to restore stability, liquidity, and confidence in the money markets. Two of the initiatives with the most direct impacts to issuance and liquidity have been the ABCP Money Market Mutual Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility (CPFF). The AMLF program, launched in September 2008, provided an immediate boost to secondary market liquidity by providing a backstop bid to money funds and depository institutions looking to sell ABCP. The program allows ABCP owners to sell Tier-I CP into the program at amortized cost, essentially providing qualified market participants with a source of liquidity that has minimum risk. Overall ABCP issuance was significantly lower in 2008, and certain conduit structures (i.e. SIVs) disappeared from the landscape altogether, as market strain forced weaker programs/sponsors out of the market. Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of observable and reliable market quotations, Fund securities are valued at their "fair value" under procedures established by the investment manager. Fair values assigned to the investments by the investment manager are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information

27

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

available to them, and the particular circumstances of their Funds. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including, but not limited to, future cash flows adjusted as appropriate for liquidity, credit, market and/or other risk factors. Multiple inputs from various sources may be used to determine fair value. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

As of February 28, 2009, 1.6% of the Fund's total investments were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market funds registered with the Securities and Exchange Commission under the 1940 Act for the period September 19, 2008 through December 18, 2008. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the extended Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the extended Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The extended Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the extended Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

The Fund has paid $4,963,318 to participate in the Program and the extended Program. This Program participation payment is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 5.

On March 31, 2009, the Treasury announced the second extension of the Program from May 1, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in second extension of the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on

28

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. At February 28, 2009, this security represents 0.53% of the total investments of the Fund.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. At February 28, 2009, this security represents 0.30% of the total investments of the Fund.

As of February 28, 2009, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $143,304,472 when calculating its market-based net asset

29

Columbia Money Market Reserves
February 28, 2009 (Unaudited)

value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from September 1, 2008 through February 28, 2009 was $144,265,030.

Note 10. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 11. Subsequent Event

On April 17, 2009, an affiliate of Columbia purchased from the Fund $79,604,615 of securities of Whistlejacket Capital Ltd. at a purchase price equal to amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable and the additional amount the Support Provider could be required to contribute under the Capital Support Agreement (See Note 3) was reduced to $285 million.

30

Board Consideration and Re-Approval of Investment
Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Money Market Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Money Market Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The

31

selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board engaged in further review of the Advisory Agreement for the Fund because its total expenses were above the median range of its Peer Group and its performance over some periods was below the median range of its Peer Group over some periods. However, the Board noted other factors such as the positive performance of the Fund relative to its performance Universe and the Fund's emphasis on liquidity and capital preservation over yield, that outweighed the factors noted above. The Board also considered the impact of a fee waiver commitment and a group-wide breakpoint fee schedule that were put into place for the Fund on January 1, 2008.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule. The Board also considered the support that the Fund received from CMA affiliates in the form of support agreements and securities purchases.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other

32

clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

33

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

34

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

35

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

36

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

37

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

38

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia Money Market Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Money Market Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8458-0209 (04/09) 09/76785

Columbia Management®

Semiannual Report

February 28, 2009

Columbia Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	16

Board Consideration and Re-Approval of Investment Advisory Agreement	23

Summary of Management Fee Evaluation by Independent Fee Consultant	26

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Government Plus Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,006.99	1,023.80	1.00	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,006.50	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,006.20	1,023.06	1.74	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,005.70	1,022.56	2.24	2.26	0.45
Institutional Class Shares	1,000.00	1,000.00	1,006.79	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,006.50	1,023.31	1.49	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,006.99	1,023.80	1.00	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Plus Reserves

February 28, 2009 (Unaudited)

Government & Agency Obligations – 83.0%
	Par ($)	Value ($)
U.S. Government Agencies – 83.0%
Federal Farm Credit Bank
0.279% 09/03/09 (a)	30,000,000	30,000,487
0.283% 03/02/09 (a)	18,525,000	18,524,994
Federal Home Loan Bank
0.200% 04/08/09 (b)	54,000,000	53,988,600
0.200% 04/15/09 (b)	25,000,000	24,993,750
0.210% 04/22/09 (b)	22,000,000	21,993,327
0.280% 03/24/09 (b)	38,323,000	38,316,144
0.280% 03/25/09 (b)	60,000,000	59,988,800
0.310% 03/27/09 (b)	50,000,000	49,988,805
0.320% 04/06/09 (b)	50,000,000	49,984,000
0.330% 04/13/09 (b)	35,000,000	34,986,204
0.350% 04/13/09 (b)	50,000,000	49,979,097
0.360% 05/11/09 (b)	50,000,000	49,964,500
0.380% 04/24/09 (b)	28,000,000	27,984,040
0.380% 05/15/09 (b)	50,000,000	49,960,417
0.390% 05/12/09 (b)	50,000,000	49,961,000
0.390% 05/13/09 (b)	45,000,000	44,964,412
0.470% 06/22/09 (b)	50,000,000	49,926,236
0.545% 07/28/09 (b)	35,210,000	35,130,577
0.600% 08/28/09 (b)	18,900,000	18,843,300
0.908% 07/16/09 (a)	20,000,000	20,003,542
0.994% 04/30/09 (a)	50,000,000	49,999,515
1.051% 05/27/09 (a)	25,000,000	25,000,793
1.071% 05/20/09 (a)	10,000,000	10,000,000
1.094% 08/05/09 (a)	50,000,000	49,999,719
1.100% 04/14/09 (b)	10,000,000	9,986,556
1.101% 08/07/09 (a)	25,000,000	25,000,816
1.150% 03/30/09 (b)	8,000,000	7,992,589
1.251% 01/08/10 (a)	25,000,000	25,007,555
1.993% 06/01/09 (a)	15,000,000	15,001,081
2.070% 03/04/09 (a)	70,000,000	70,007,768
2.350% 04/21/09	7,940,000	7,962,499
2.400% 04/21/09	13,000,000	12,999,673
2.625% 05/05/09	20,000,000	20,000,000
2.650% 05/06/09	22,000,000	22,092,161
Federal Home Loan Mortgage Corp.
0.130% 03/11/09 (b)	30,000,000	29,998,917
0.180% 04/02/09 (b)	40,904,000	40,897,455
0.200% 04/13/09 (b)	50,000,000	49,988,056
0.310% 05/22/09 (b)	50,000,000	49,964,694
0.339% 09/28/09 (a)	20,000,000	19,996,561
0.340% 04/22/09 (b)	30,000,000	29,985,267
0.360% 04/20/09 (b)	50,000,000	49,975,000
0.373% 10/08/09 (a)	70,000,000	69,995,266
0.380% 07/13/09 (b)	50,000,000	49,929,278
0.450% 06/01/09 (b)	12,000,000	11,986,200
0.453% 09/21/09 (a)	15,000,000	15,006,018

	Par ($)	Value ($)
0.470% 07/20/09 (b)	58,000,000	57,893,232
0.480% 06/25/09 (b)	70,000,000	69,891,733
0.800% 03/11/09 (b)	14,000,000	13,996,889
1.144% 03/20/09 (b)	34,059,000	34,038,446
1.150% 03/24/09 (b)	40,000,000	39,970,611
1.200% 06/01/09 (b)	43,825,000	43,690,603
2.600% 03/02/09 (b)	20,000,000	19,998,555
Federal National Mortgage Association
0.135% 03/03/09 (b)	16,439,000	16,438,877
0.250% 05/18/09 (b)	50,000,000	49,972,917
0.290% 03/23/09 (b)	50,000,000	49,991,139
0.500% 04/01/09 (b)	50,000,000	49,978,472
0.950% 04/01/09 (b)	25,000,000	24,979,549
1.000% 03/16/09 (b)	50,000,000	49,979,167
1.024% 07/28/09 (a)	50,000,000	49,994,040
1.083% 01/21/10 (a)	15,000,000	15,000,000
4.250% 05/15/09	17,000,000	17,137,878
U.S. Government Agencies Total		2,151,207,777
Total Government & Agency Obligations (cost of $2,151,207,777)		2,151,207,777
Repurchase Agreements – 17.0%
Repurchase agreement with Barclays Capital, dated 02/27/09, due 03/02/09 at 0.270%, collateralized by a U.S. Government Agency Obligation maturing 08/20/38, market value $334,817,040 (repurchase proceeds $328,259,386)	328,252,000	328,252,000
Repurchase agreement with UBS Securities, Inc., dated 02/27/09, due 03/02/09 at 0.260%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/37, market value $10,203,289 (repurchase proceeds $10,000,217)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Government Plus Reserves

February 28, 2009 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities, Inc., dated 02/27/09, due 03/02/09 at 0.270%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/39, market value $103,020,339 (repurchase proceeds $101,002,273)	101,000,000	101,000,000
Total Repurchase Agreements (cost of $439,252,000)		439,252,000
Total Investments – 100.0% (cost of $2,590,459,777) (c)		2,590,459,777
Other Assets & Liabilities, Net – 0.0%		481,136
Net Assets – 100.0%		2,590,940,913

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  Cost for federal income tax purposes is $2,590,459,777.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	2,151,207,777
	Repurchase agreements, at cost approximating value	439,252,000
	Total investments, at value	2,590,459,777
	Cash	267
	Receivable for:
	Fund shares sold	35,305
	Interest	1,428,828
	Expense reimbursement due from investment advisor	22
	Trustees' deferred compensation plan	83,076
	Other assets	22,435
	Total Assets	2,592,029,710
Liabilities	Payable for:
	Fund shares repurchased	81,950
	Distributions	345,139
	Investment advisory fee	315,821
	Administration fee	32,650
	Transfer agent fee	58,142
	Trustees' fees	15,898
	Pricing and bookkeeping fees	14,321
	Custody fee	29,826
	Distribution and service fees	33,027
	Shareholder administration fee	28,804
	Chief compliance officer expenses	42
	Trustees' deferred compensation plan	83,076
	Other liabilities	50,101
	Total Liabilities	1,088,797
	Net Assets	2,590,940,913
Net Assets Consist of	Paid-in capital	2,591,138,287
	Overdistributed net investment income	(55,456)
	Accumulated net realized loss	(141,918)
	Net Assets	2,590,940,913

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

Capital Class Shares	Net assets	$1,766,615,034
	Shares outstanding	1,766,819,575
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$309,268,985
	Shares outstanding	309,303,344
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$6,868,201
	Shares outstanding	6,868,975
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$143,291,289
	Shares outstanding	143,307,786
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$172,019,068
	Shares outstanding	172,037,799
	Net asset value per share	$1.00
Retail A Shares	Net assets	$7,219,188
	Shares outstanding	7,219,995
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$185,659,148
	Shares outstanding	185,679,809
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Government Plus Reserves
For the Six Months Ended February 28, 2009 (Unaudited)

		($)
Investment Income	Interest	14,573,367
Expenses	Investment advisory fee	1,876,917
	Administration fee	524,365
	Distribution fee:
	Liquidity Class Shares	830
	Service fee:
	Liquidity Class Shares	1,245
	Adviser Class Shares	210,173
	Retail A Shares	3,806
	Shareholder administration fee:
	Trust Class Shares	121,354
	Institutional Class Shares	20,150
	Transfer agent fee	219,678
	Pricing and bookkeeping fees	77,773
	Trustees' fees	7,414
	Custody fee	38,278
	Chief compliance officer expenses	461
	Other expenses	143,696
	Total Expenses	3,246,140
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(802,889)
	Fees waived by distributor—Liquidity Class Shares	(830)
	Expense reductions	(202)
	Net Expenses	2,442,219
	Net Investment Income	12,131,148
	Net Increase Resulting from Operations	12,131,148

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations	Net investment income	12,131,148	30,755,395
	Net realized gain on investments	—	39,513
	Net increase resulting from operations	12,131,148	30,794,908
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(7,794,767)	(17,490,193)
	Trust Class Shares	(1,425,503)	(2,883,792	)(a)
	Liquidity Class Shares	(2,365)	(365)
	Adviser Class Shares	(987,304)	(1,189,842)
	Institutional Class Shares	(630,999)	(2,043,429)
	Retail A Shares	(50,757)	(310,026)
	G-Trust Shares	(1,243,554)	(6,837,748)
	Total distributions to shareholders	(12,135,249)	(30,755,395)
	Net Capital Stock Transactions	1,381,548,679	620,045,175
	Total increase in net assets	1,381,544,578	620,084,688
Net Assets	Beginning of period	1,209,396,335	589,311,647
	End of period	2,590,940,913	1,209,396,335
	Overdistibuted net investment income, at end of period	(55,456)	(51,355)

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	4,516,960,788	4,516,960,788	1,990,964,013	1,990,964,013
Distributions reinvested	4,608,750	4,608,750	5,741,101	5,741,101
Redemptions	(3,317,722,560)	(3,317,722,560)	(1,773,025,918)	(1,773,025,918)
Net increase	1,203,846,978	1,203,846,978	223,679,196	223,679,196
Trust Class Shares (a)
Subscriptions	482,904,723	482,904,723	704,997,731	704,997,731
Proceeds received in connection with merger	—	—	350,964,152	350,875,179
Distributions reinvested	68,327	68,327	113,995	113,995
Redemptions	(393,342,705)	(393,342,705)	(836,402,879)	(836,402,879)
Net increase	89,630,345	89,630,345	219,672,999	219,584,026
Liquidity Class Shares
Subscriptions	31,136,914	31,136,913	—	—
Distributions reinvested	2,365	2,365	365	365
Redemptions	(24,281,541)	(24,281,541)	—	—
Net increase	6,857,738	6,857,737	365	365
Adviser Class Shares
Subscriptions	241,545,890	241,545,890	338,791,691	338,791,692
Distributions reinvested	935,355	935,355	1,158,474	1,158,474
Redemptions	(255,890,290)	(255,890,291)	(185,237,070)	(185,237,070)
Net increase (decrease)	(13,409,045)	(13,409,046)	154,713,095	154,713,096
Institutional Class Shares
Subscriptions	354,327,484	354,327,484	179,550,334	179,550,334
Distributions reinvested	619,454	619,453	2,041,429	2,041,429
Redemptions	(255,453,524)	(255,453,524)	(159,778,915)	(159,778,915)
Net increase	99,493,414	99,493,413	21,812,848	21,812,848
Retail A Shares
Subscriptions	42,607	42,607	238,642	238,642
Distributions reinvested	49,734	49,734	304,932	304,932
Redemptions	(1,568,241)	(1,568,241)	(1,637,337)	(1,637,337)
Net decrease	(1,475,900)	(1,475,900)	(1,093,763)	(1,093,763)
G-Trust Shares
Subscriptions	164,548,988	164,548,988	433,270,936	433,270,937
Distributions reinvested	127,027	127,027	549,744	549,744
Redemptions	(168,070,863)	(168,070,863)	(432,471,274)	(432,471,274)
Net increase (decrease)	(3,394,848)	(3,394,848)	1,349,406	1,349,407

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2009		2008		2007		2006 (a)(b)		2005	2004 (c)	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007		0.034		0.051		0.370		0.027	0.011	0.011
Less Distributions to Shareholders:
From net investment income	(0.007)		(0.034)		(0.051)		(0.037)		(0.027)	(0.011)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.70	%(f)	3.49	%(g)	5.22%		3.81	%(f)	2.72%	1.07%	1.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.20	%(h)(i)	0.20	%(h)	0.20	%(h)	0.20	%(h)(i)	0.20%	0.19%	0.18%
Waiver/Reimbursement	0.08	%(i)	0.10%		0.13%		0.12	%(i)	0.11%	0.12%	0.13%
Net investment income	1.12	%(h)(i)	3.31	%(g)(h)	5.10	%(h)	4.42	%(h)(i)	2.62%	1.05%	1.04%
Net assets, end of period (000's)	$1,766,615		$562,837		$339,180		$317,986		$431,820	$543,400	$724,417

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(c)  Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

	(Unaudited) Six Months Ended	Period Ended
Trust Class Shares	February 28, 2009	August 31, 2008 (a)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.006	0.009
Less Distributions to Shareholders:
From net investment income	(0.006)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total return (b)(c)(d)	0.65%	0.94%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)(f)	0.30%	0.30%
Waiver/Reimbursement (f)	0.08%	0.10%
Net investment income (e)(f)	1.17%	2.22%
Net assets, end of period (000's)	$309,269	$219,620

(a)  Trust Class Shares commenced operations on March 31, 2008.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,
Liquidity Class Shares	2009		2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.006		0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	(0.006)		(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.62	%(e)	3.36%	5.03%	3.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.35	%(g)	0.35%	0.35%	0.35	%(g)
Waiver/Reimbursement	0.18	%(g)	0.20%	0.23%	0.22	%(g)
Net investment income (f)	0.28	%(g)	3.30%	4.92%	4.38	%(g)
Net assets, end of period (000's)	$6,868		$11	$11	$10

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Liquidity Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended				Period Ended		Year Ended		Period Ended
	February 28,		August 31,				August 31,		October 31,		October 31,
Adviser Class Shares	2009		2008		2007		2006 (a)(b)		2005	2004 (c)	2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.006		0.032		0.049		0.035		0.024	0.008	0.005
Less Distributions to Shareholders:
From net investment income	(0.006)		(0.032)		(0.049)		(0.035)		(0.024)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.57	%(g)	3.24	%(h)	4.96%		3.59	%(g)	2.47%	0.82%	0.51	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.45	%(i)(j)	0.45	%(j)	0.45	%(j)	0.45	%(i)(j)	0.45%	0.43%	0.43	%(i)
Waiver/Reimbursement	0.08	%(i)	0.10%		0.13%		0.13	%(i)	0.12%	0.13%	0.13	%(i)
Net investment income	1.17	%(i)(j)	2.41	%(h)(j)	4.85	%(j)	4.17	%(i)(j)	2.37%	0.80%	0.79	%(i)
Net assets, end of period (000's)	$143,291		$156,679		$2,001		$8,256		$18,213	$13,439	$57,353

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(c)  Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)  The Fund began offering Adviser Class Shares on February 28, 2003.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Institutional Class Shares	2009		2008		2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007		0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.007)		(0.034)		(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	0.68	%(e)	3.45	%(f)	5.18%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.24	%(h)	0.24%		0.24%	0.24	%(h)
Waiver/Reimbursement	0.08	%(h)	0.10%		0.13%	0.12	%(h)
Net investment income (g)	1.25	%(h)	3.24	%(f)	5.06%	4.37	%(h)
Net assets, end of period (000's)	$172,019		$72,527		$50,724	$38,695

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Institutional Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,
Retail A Shares	2009		2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.006		0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	(0.006)		(0.033)	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.65	%(e)	3.39%	5.12%	3.51	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30	%(g)	0.30%	0.30%	0.30	%(g)
Waiver/Reimbursement	0.08	%(g)	0.10%	0.13%	0.12	%(g)
Net investment income (f)	1.33	%(g)	3.38%	5.02%	4.39	%(g)
Net assets, end of period (000's)	$7,219		$8,694	$9,761	$10,660

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,
G-Trust Shares	2009		2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007		0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.007)		(0.034)	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.70	%(e)	3.49%	5.22%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20%	0.20	%(g)
Waiver/Reimbursement	0.08	%(g)	0.10%	0.13%	0.12	%(g)
Net investment income (f)	1.39	%(g)	3.45%	5.10%	4.44	%(g)
Net assets, end of period (000's)	$185,659		$189,029	$187,636	$198,528

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Government Plus Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	2,590,459,777	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,590,459,777	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

17

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$30,755,395
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$10,771
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
Total	$141,918

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following

18

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.067%
Over $125 billion	0.020%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class' shares.

The Trust also has adopted a shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

19

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees through December 31, 2009 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2009, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant

20

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses by $202 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, 88.4% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2009, the Fund had one shareholder that held 9.1% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain

21

Columbia Government Plus Reserves
February 28, 2009 (Unaudited)

the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

As of March 31, 2008, Government Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Government Money Fund in exchange for Trust Class Shares of the Fund as follows:

Shares Issued	Net Assets Received
350,964,152	$350,875,179

Net Assets of Government Money Fund Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately After Combination
$350,875,179	$1,118,425,994	$1,469,301,173

22

Board Consideration and Re-Approval of Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Government Plus Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." Columbia Government Plus Reserves is referred to as the "Fund."

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss the Fund's performance with its portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the performance results for the Fund over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The

23

selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in its Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

24

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

25

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc.

November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year's report (the "2007 Report") my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

26

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.  The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.  The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds' performance has been strong.

8.  A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.  Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised

27

Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.  The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees' Fee and Performance Evaluation Process

13.  The Trustees' evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

17.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this "hybrid" method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

19.  In 2007, CMG's complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex's profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

28

20.  CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

    Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

    Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

    Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

    Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

  Therefore, the following data need not be provided:

1.  Adjusting total profitability data for Private Bank expenses

2.  Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)  Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)  Cost allocation methodology. CMG's point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG's part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)  Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds

29

across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)  Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)  Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund "Dashboard" volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

* * *

Respectfully submitted,
Steven E. Asher

30

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia Government Plus Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Plus Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Plus Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/8459-0209 (04/09) 09/76786

Semiannual Report

February 28, 2009

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President’s Message reflect the current views of Columbia Funds’ president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund’s portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn’t mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient¹. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

¹	The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,007.59	1,023.21	1.59	1.61	0.32
G-Trust Shares	1,000.00	1,000.00	1,008.08	1,023.70	1.10	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/08 – 02/28/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,007.98	1,023.31	1.49	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,008.38	1,023.70	1.10	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 99.8%

	Par ($)	Value ($)
Connecticut – 72.3%
CT Development Authority
Health Care Revenue, Independent Living Program, Series 1990, LOC: HSBC Bank USA N.A. 0.430% 07/01/15(a)	4,145,000	4,145,000
Industrial Development Revenue, Gerber Technology, Series 1984, LOC: Citizens Bank of Connecticut
0.650% 12/01/14(a)	3,300,000	3,300,000
Imperial Electric Assembly, Series 2001, AMT, LOC: Wachovia Bank N.A. 0.800% 05/01/21(a)	1,110,000	1,110,000
The Energy Network, Inc.: Series 1998, AMT, LOC: Bank of Nova Scotia 0.680% 09/01/25(a)	5,100,000	5,100,000
Series 2000, AMT, LOC: Bank of Nova Scotia 0.730% 01/01/30(a)	4,300,000	4,300,000
Pollution Control Revenue, Central Vermont Public Service, Series 1985, LOC: Citizens Bank N.A. 0.650% 12/01/15(a)	4,000,000	4,000,000
Solid Waste Program, Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal
0.730% 08/01/23(a)	10,465,000	10,465,000
Water Facility Revenue: Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island
0.750% 07/01/28(a)	3,460,000	3,460,000
Series 2004 B, LOC: Citizens Bank of Rhode Island
0.650% 09/01/28(a)	1,125,000	1,125,000

CT Greenwich
Series 2009, 1.000% 01/28/10	20,000,000	20,118,014

CT Health & Educational Facilities Authority
0.400% 04/03/09(b)	3,000,000	3,000,000
1.720% 03/02/09(b)	5,000,000	5,000,000
Danbury Hospital, Series 2008 J, LOC: Wachovia Bank N.A.
0.550% 07/01/36(a)	1,100,000	1,100,000

	Par ($)	Value ($)
Fairfield University, Series 1999 I, Pre-refunded 07/01/09, 5.500% 07/01/29	5,000,000	5,124,901
Hotchkiss School,
Series 2000 A, SPA: Northern Trust Company
0.300% 07/01/30(a)	18,510,000	18,510,000
Kingswood Oxford School: Series 2002 B, LOC: Allied Irish Bank PLC 0.650% 07/01/30(a)	6,380,000	6,380,000
Series 2007 B, LOC: TD Banknorth N.A. 0.600% 07/01/37(a)	6,000,000	6,000,000
Series 2007-1884, LIQ FAC: Wells Fargo Bank N.A.
0.620% 11/01/33(a)	10,990,000	10,990,000
Wesleyan University, Series 2005 F, SPA: JPMorgan Chase Bank 0.520% 07/01/40(a)	7,425,000	7,425,000
Yale University: Series 1999 U-U2, LIQ FAC: Yale University 0.350% 07/01/33(a)(b)	26,500,000	26,500,000
Series 2001 V-1, 0.350% 07/01/36(b)(c)	10,000,000	10,000,000
Series 2001 V-2, 0.350% 07/01/36(b)(c)	10,575,000	10,575,000
Series 2002 T-2, 0.350% 07/01/29(c)	3,510,000	3,510,000
Series 2005 Y-3, 0.350% 07/01/35(c)	12,200,000	12,200,000
Yale-New Haven Hospital, Series 2008 K2, LOC: JPMorgan Chase Bank 0.430% 07/01/25(a)	1,805,000	1,805,000

CT Housing Finance Authority
CIL Realty, Inc.: Series 2008, LOC: HSBC Bank USA N.A. 0.530% 07/01/32(a)	3,200,000	3,200,000
Series 2005, AMT, LIQ FAC: Citibank N.A. 0.750% 11/15/33	4,665,000	4,665,000
Series 2007, AMT, SPA: Bank of New York 0.740% 11/15/15(a)	5,990,000	5,990,000
Series 2008 A4, AMT, SPA: JPMorgan Chase Bank 0.700% 11/15/28(a)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CT JPMorgan Chase Putters Drivers Trust
Series 2008 3254, LIQ FAC: JPMorgan Chase & Co.
0.550% 06/15/09(a)(d)	7,965,000	7,965,000
Series 2008 3278, LIQ FAC: JPMorgan Chase & Co.
0.550% 04/15/10(a)(d)	4,330,000	4,330,000

CT Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Merrill Lynch Capital Services
1.630% 07/01/37(a)(e)	19,740,000	19,740,000

CT Regional School District No. 16
Series 2008, 2.000% 12/10/09	1,590,000	1,599,155

CT State
Series 1992 B, 6.150% 09/01/09	6,200,000	6,357,463
Series 1999 A, Pre-refunded 06/15/09, 5.250% 06/15/14	3,130,000	3,193,510
Series 2001, LIQ FAC: Citibank N.A. 1.840% 10/01/17(a)	12,265,000	12,265,000
Series 2003 D, 5.000% 08/01/09	6,555,000	6,663,812
Series 2005 A-1, SPA: Dexia Credit Local 2.000% 03/01/23(a)	13,375,000	13,375,000

CT University of Connecticut
Series 2000 A, Pre-refunded 03/01/10, 5.625% 03/01/20	1,000,000	1,060,235

Connecticut Total		295,647,090

Puerto Rico – 27.5%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG
0.610% 08/01/47(a)	21,870,000	21,870,000

PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008 A, LIQ FAC: Societe Generale 0.650% 07/01/29(a)	10,080,000	10,080,000

	Par ($)	Value ($)
Series 2008: GTY AGMT: Citibank N.A. 0.690% 09/03/09(a)	9,220,000	9,220,000
LOC: Societe Generale 0.640% 07/01/32(a)	8,160,000	8,160,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, LOC: Scotia Bank 0.750% 07/01/28(a)	28,200,000	28,200,000

PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A, Pre-refunded 08/01/09, 5.750% 08/01/13	5,000,000	5,121,719

PR Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local
3.070% 08/01/42(a)	14,325,000	14,325,000

PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009, LIQ FAC: Citibank N.A. 0.740% 08/01/54(a)(d)	11,990,000	11,990,000

PR Commonwealth of Puerto Rico
Series 2007 A-6, LOC: UBS Warburg AG 0.450% 07/01/33(a)	3,420,000	3,420,000

Puerto Rico Total		112,386,719

Total Municipal Bonds (cost of $408,033,809)		408,033,809

Total Investments – 99.8% (cost of $408,033,809)(f)		408,033,809

Other Assets & Liabilities, Net – 0.2%		621,174

Net Assets – 100.0%		408,654,983

Notes to Investment Portfolio:

(a)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2009.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves

February 28, 2009 (Unaudited)

(c)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2009.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $24,285,000, which represents 5.9% of net assets.

(e)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)	Cost for federal income tax purposes is $408,033,809.

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – Columbia Massachusetts Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds – 84.1%

	Par ($)	Value ($)
Massachusetts – 83.1%
MA Bay Transportation Authority
Series 2000, SPA: Dexia Credit Local 1.180% 03/01/30(a)	9,800,000	9,800,000
Series 2009, LIQ FAC: Citigroup Financial Products
0.980% 07/01/34(a)(b)	3,400,000	3,400,000

MA Deutsche Bank Spears/Lifers Trust
Series 2008: GTY AGMT: Deutsche Bank AG
0.610% 05/01/39(a)	3,625,000	3,625,000
LIQ FAC: Deutsche Bank AG
0.610% 01/01/42(a)	4,218,000	4,218,000

MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008,
LOC: TD Banknorth N.A. 0.580% 09/01/38(a)	4,900,000	4,900,000
Avalon Action, Inc., Series 2006, AMT, LIQ FAC: FNMA, 0.720% 07/15/40(a)	5,000,000	5,000,000
Boston College High School, Series 2003, LOC: Citizens Bank of Massachusetts
0.800% 08/01/33(a)	2,860,000	2,860,000
Boston University, Series 2008: LOC: Allied Irish Bank PLC
0.380% 10/01/42(a)	2,005,000	2,005,000
LOC: Bank of Nova Scotia
0.350% 10/01/40(a)	10,000,000	10,000,000
LOC: BNP Paribas
0.350% 10/01/40(a)	5,555,000	5,555,000
Cardinal Cushing Centers, Inc., Series 2003, LOC: Bank of New York
0.580% 02/01/33(a)	6,535,000	6,535,000
Elderhostel, Inc., Series 2000, LOC: Royal Bank of Scotland 0.670% 08/01/30(a)	2,500,000	2,500,000
Governor Dummer Academy, Series 2006 D, LOC: Citizens Bank of Massachusetts
0.800% 08/01/36(a)	7,000,000	7,000,000
Harvard University, Series 2003,
0.300% 07/15/33(c)(d)	6,435,000	6,435,000

	Par ($)	Value ($)
Linden Ponds, Inc., Series 2007 B, LOC: Fifth Third Bank
1.670% 11/01/42(a)	14,910,000	14,910,000
Seashore Point Deaconess: Series 2007, LOC: Banco Santander 0.490% 06/01/37(a)	6,000,000	6,000,000
Series 2004, AMT, LIQ FAC: FHLMC 0.880% 01/01/36(a)	18,580,000	18,580,000
Simmons College, Series 2006 G, LOC: TD Banknorth N.A. 0.400% 10/01/35(a)	4,500,000	4,500,000
The Belmont Day School, Inc., Series 2001, LOC: PNC Bank N.A. 0.800% 07/01/31(a)	3,800,000	3,800,000
The Fay School, Inc., Series 2008, LOC: TD Banknorth N.A. 0.670% 04/01/38(a)	11,600,000	11,600,000

MA Eclipse Funding Trust
Series 2007, LIQ FAC: U.S. Bank N.A. 0.520% 08/01/37(a)	49,935,000	49,935,000

MA Federal Highway Grant Anticipation Notes
Series 2000 A: 5.500% 12/15/09	1,000,000	1,035,371
5.750% 06/15/09	10,000,000	10,095,878

MA Health & Educational Facilities Authority
Boston University, Series 1985, LOC: State Street Bank & Trust Co.
0.650% 12/01/29(a)	7,600,000	7,600,000
Dana-Farber Cancer Institute, Series 2008 L-1, LOC: JPMorgan Chase Bank 0.450% 12/01/46(a)	17,300,000	17,300,000
Harrington Memorial, Series 2008 A, LOC: TD Banknorth N.A. 0.620% 07/01/38(a)	10,000,000	10,000,000
Partners Healthcare Systems, Inc.: Series 2003 D-4, SPA: Citibank N.A. 0.510% 07/01/38(a)	11,030,000	11,030,000

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Municipal Reserves

February 28, 2009 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 F-3,
SPA: Citibank N.A.
0.510% 07/01/40(a)	2,420,000	2,420,000
Putters: Series 2006, Insured: BHAC, LIQ FAC: JPMorgan Chase Bank
0.750% 10/01/12(a)	35,000	35,000
Series 2000 A, LOC: Dexia Credit Local 1.600% 11/01/30(a)	11,975,000	11,975,000
Wellesley College, Series 1992, 0.350% 07/01/22(c)(d)	2,335,000	2,335,000

MA Housing Finance Agency
Series 2008, AMT, LIQ FAC: Citibank N.A.: 0.750% 06/01/38(a)	1,260,000	1,260,000
0.780% 12/01/49(a)(b)	11,765,000	11,765,000

MA Industrial Finance Agency
Governor Dummer Academy: Series 1996, LOC: Citizens Bank of Massachusetts
0.800% 07/01/26(a)	2,600,000	2,600,000
Series 1996, AMT, LOC: Citizens Bank of Massachusetts
0.820% 05/01/16(a)	1,500,000	1,500,000

MA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank
0.580% 07/01/10(b)	14,540,000	14,540,000

MA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, Insured : FSA, SPA: Merrill Lynch International Bank
1.030% 07/01/18(a)(e)	7,830,000	7,830,000
Series 2008, AMT: LIQ FAC: FHLMC 0.880% 11/01/37(a)	21,955,000	21,955,000
LIQ FAC: FHLMC 0.900% 05/01/55(a)	10,780,000	10,780,000

MA State
Series 2005 A, SPA: Citibank N.A. 0.570% 02/01/28(a)	4,535,000	4,535,000
Series 2006, 5.000% 07/01/09	20,000,000	20,214,422

	Par ($)	Value ($)
Series 2007, LOC: Dexia Credit Local 3.750% 01/01/34(a)	4,840,000	4,840,000
Series 2008 A, LOC: Societe Generale: 0.670% 05/01/37(a)	4,250,000	4,250,000
0.670% 08/01/37(a)	7,625,000	7,625,000
Series 2008, 3.000% 03/05/09	5,000,000	5,001,213

MA Turnpike Authority
Series 2008 A, LOC: Societe Generale 0.660% 01/01/29(a)	16,670,000	16,670,000

MA University of Massachusetts Building Authority
Series 2008-1, LOC: Lloyds TSB Bank PLC 0.450% 05/01/38(a)	9,155,000	9,155,000

MA Water Pollution Abatement
Series 1999 A, Pre-refunded 08/01/09, 5.750% 08/01/29	2,355,000	2,422,070

MA Water Resources Authority
Series 2008 F, SPA: Bank of Nova Scotia
0.350% 08/01/29(a)(c)	10,000,000	10,000,000
Series 2008: LOC: Dexia Credit Local 3.750% 08/01/25(a)	2,995,000	2,995,000
SPA: JPMorgan Chase Bank
0.500% 08/01/37(a)	5,600,000	5,600,000

Massachusetts Total		422,521,954

Puerto Rico – 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008, GTY AGMT: Citibank N.A. 0.690% 09/03/09(a)	4,900,000	4,900,000

Puerto Rico Total		4,900,000

Total Municipal Bonds (cost of $427,421,954)		427,421,954

Commercial Paper – 12.4%
MA Bay Transportation Authority
0.500% 05/14/09	8,500,000	8,500,000

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Municipal Reserves

February 28, 2009 (Unaudited)

Commercial Paper (continued)

	Par ($)	Value ($)
MA Development Finance Agency
1.300% 03/02/09	100,000	100,000
1.700% 04/02/09	15,330,000	15,330,000
1.760% 07/21/09	9,630,000	9,630,000

MA School Building
0.420% 03/03/09	5,000,000	5,000,000

MA State
0.400% 06/11/09	5,000,000	5,000,000
0.450% 06/11/09(c)	13,000,000	13,000,000
0.800% 03/19/09	6,250,000	6,250,000

Total Commercial Paper (cost of $62,810,000)		62,810,000

Total Investments – 96.5% (cost of $490,231,954)(f)		490,231,954

Other Assets & Liabilities, Net – 3.5%		17,864,255

Net Assets – 100.0%		508,096,209

Notes to Investment Portfolio:

(a)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2009.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, amounted to $29,705,000, which represents 5.9% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.

(d)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2009.

(e)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)	Cost for federal income tax purposes is $490,231,954.

Acronym	Name
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Money Market Funds

February 28, 2009 (Unaudited)

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets	Investments, at amortized cost approximating value	408,033,809	490,231,954
	Cash	4,405	1,426
	Receivable for:
	Investments sold	—	17,300,000
	Interest	855,035	821,209
	Expense reimbursement due from investment advisor	13,026	23,200
	Trustees’ deferred compensation plan	14,301	20,043
	Other assets	23,499	37,142

	Total Assets	408,944,075	508,434,974

Liabilities	Payable for:
	Distributions	154,174	170,075
	Investment advisory fee	48,220	59,708
	Administration fee	3,610	6,689
	Transfer agent fee	408	313
	Trustees’ fees	17,380	16,302
	Audit fee	22,964	22,978
	Pricing and bookkeeping fees	14,132	15,219
	Custody fee	2,202	348
	Shareholder services fee – Retail A Shares	2,136	11,051
	Chief compliance officer expenses	117	35
	Trustees’ deferred compensation plan	14,301	20,043
	Other liabilities	9,448	16,004

	Total Liabilities	289,092	338,765

	Net Assets	408,654,983	508,096,209

Net Assets Consist of	Paid-in capital	408,606,528	507,990,290
	Undistributed net investment income	38,367	93,767
	Accumulated net realized gain	10,088	12,152

	Net Assets	408,654,983	508,096,209

Retail A Shares	Net assets	$23,693,134	$124,433,525
	Shares outstanding	23,690,035	124,407,265
	Net asset value per share	$1.00	$1.00

G-Trust Shares	Net assets	$384,961,849	$383,662,684
	Shares outstanding	384,916,495	383,583,026
	Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Money Market Funds

For the Six Months Ended February 28, 2009 (Unaudited)

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income	Interest	3,199,050	4,544,197

Expenses	Investment advisory fee	271,779	364,394
	Administration fee	116,890	163,197
	Shareholder services fee – Retail A Shares	14,187	45,825
	Transfer agent fee	1,840	2,039
	Pricing and bookkeeping fees	58,668	67,612
	Trustees’ fees	(3,488)	7,364
	Custody fee	5,975	4,320
	Legal fees	32,829	31,780
	Chief compliance officer expenses	351	371
	Treasury temporary guarantee program fee	63,484	96,990
	Other expenses	52,451	56,721

	Total Expenses	614,966	840,613

	Fees waived or expenses reimbursed by investment advisor and/or administrator	(172,510)	(211,185)
	Expense reductions	(2,415)	(756)

	Net Expenses	440,041	628,672

	Net Investment Income	2,759,009	3,915,525

	Net realized gain on investments	10,089	12,152

	Net Increase Resulting from Operations	2,769,098	3,927,677

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)	(Unaudited) Six Months Ended February 28, 2009 ($)	Year Ended August 31, 2008 ($)
Operations
Net investment income	2,759,009	7,314,862	3,915,525	10,167,391
Net realized gain on investments	10,089	38,168	12,152	39,429

Net increase resulting from operations	2,769,098	7,353,030	3,927,677	10,206,820

Distributions to Shareholders
From net investment income:
Retail A Shares	(217,223)	(752,579)	(890,426)	(3,043,613)
G-Trust Shares	(2,541,784)	(6,562,283)	(3,025,097)	(7,123,778)

Total distributions to shareholders	(2,759,007)	(7,314,862)	(3,915,523)	(10,167,391)
Net Capital Stock Transactions	125,254,560	101,930,454	(57,279,673)	247,993,184
Total increase (decrease) in net assets	125,264,651	101,968,622	(57,267,519)	248,032,613

Net Assets
Beginning of period	283,390,332	181,421,710	565,363,728	317,331,115
End of period	408,654,983	283,390,332	508,096,209	565,363,728
Undistributed net investment income at end of period	38,367	38,365	93,767	93,765

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Connecticut Municipal Reserves
	(Unaudited) Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	27,657,105	27,657,105	53,848,475	53,848,476
Distributions reinvested	214,500	214,501	752,726	752,726
Redemptions	(35,897,277)	(35,897,279)	(57,511,002)	(57,511,002)

Net decrease	(8,025,672)	(8,025,673)	(2,909,801)	(2,909,800)

G-Trust Shares
Subscriptions	288,978,012	288,978,012	619,026,302	619,026,302
Distributions reinvested	4,049	4,049	18,555	18,555
Redemptions	(155,701,827)	(155,701,828)	(514,204,603)	(514,204,603)

Net increase	133,280,234	133,280,233	104,840,254	104,840,254

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Massachusetts Municipal Reserves
	(Unaudited) Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	118,169,004	118,169,004	265,278,228	265,278,228
Distributions reinvested	889,652	889,652	3,041,147	3,041,147
Redemptions	(148,672,408)	(148,672,408)	(220,759,952)	(220,759,952)

Net increase (decrease)	(29,613,752)	(29,613,752)	47,559,423	47,559,423

G-Trust Shares
Subscriptions	261,818,373	261,818,372	676,202,433	676,202,433
Distributions reinvested	3,837	3,837	—	—
Redemptions	(289,488,130)	(289,488,130)	(475,768,672)	(475,768,672)

Net increase (decrease)	(27,665,920)	(27,665,921)	200,433,761	200,433,761

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.008	(c)	0.024	(c)	0.033	(c)	0.008	(c)	0.024	(c)	0.010	0.004

Less Distributions to Shareholders:
From net investment income	(0.008)		(0.024)		(0.033)		(0.008)		(0.024)		(0.010)	(0.004)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.76	%(f)(i)	2.38%		3.39%		0.83	%(f)	2.43%		1.03%	0.37%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.32	%(g)(h)	0.30	%(g)	0.30	%(g)	0.30	%(g)(h)	0.46	%(g)	0.64%	0.63%
Waiver/Reimbursement	0.09	%(h)	0.11%		0.21%		0.33	%(h)	0.14%		0.03%	0.01%
Net investment income	1.53	%(g)(h)(i)	2.36	%(g)	3.35	%(g)	3.30	%(g)(h)	2.41	%(g)	0.96%	0.37%
Net assets, end of period (000’s)	$23,693		$31,715		$34,621		$22,354		$24,970		$13,051	$238,118

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The relationship of the Class’ net investment income ratio to total return may be affected by changes in the Class’ relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,				Period Ended May 31,
G-Trust Shares	2009		2008		2007		2006 (a)		2006 (b)(c)		2005		2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.008	(e)	0.025	(e)	0.034	(e)	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions to Shareholders:
From net investment income	(0.008)		(0.025)		(0.034)		(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.81	%(h)(l)	2.48%		3.50%		0.86	%(h)	2.52%		1.13%		0.13	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22	%(i)(j)	0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Waiver/Reimbursement	0.09	%(j)	0.11%		0.21%		0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net investment income	1.52	%(i)(j)(l)	2.41	%(i)	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Net assets, end of period (000’s)	$384,962		$251,676		$146,801		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

(l)	The relationship of the Class’ net investment income ratio to total return may be affected by changes in the Class’ relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.008	(c)	0.024	(c)	0.034	(c)	0.008	(c)	0.024	(c)	0.011	0.004

Less Distributions to Shareholders:
From net investment income	(0.008)		(0.024)		(0.034)		(0.008)		(0.024)		(0.011)	(0.004)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.80	%(f)(i)	2.40%		3.43%		0.84	%(f)	2.47%		1.11%	0.42%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.30	%(g)(h)	0.28	%(g)	0.28	%(g)	0.28	%(g)(h)	0.42	%(g)	0.60%	0.59%
Waiver/Reimbursement	0.09	%(h)	0.08%		0.15%		0.19	%(h)	0.08%		0.02%	0.01%
Net investment income	1.55	%(g)(h)(i)	2.31	%(g)	3.38	%(g)	3.31	%(g)(h)	2.48	%(g)	1.04%	0.42%
Net assets, end of period (000’s)	$124,434		$154,075		$106,505		$69,743		$56,919		$38,586	$283,822

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	The relationship of the Class’ net investment income ratio to total return may be affected by changes in the Class’ relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,			Period Ended May 31,
G-Trust Shares	2009		2008		2007		2006 (a)		2006 (b)(c)		2005	2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.008	(e)	0.025	(e)	0.035	(e)	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions to Shareholders:
From net investment income	(0.008)		(0.025)		(0.035)		(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.84	%(h)(l)	2.48	%(i)	3.51%		0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22	%(j)(k)	0.20	%(j)	0.20	%(j)	0.20	%(j)(k)	0.34	%(j)	0.52%	0.51	%(k)
Waiver/Reimbursement	0.09	%(k)	0.08%		0.15%		0.19	%(k)	0.08%		0.01%	0.01	%(k)
Net investment income	1.63	%(j)(k)(l)	2.28	%(i)(j)	3.46	%(j)	3.39	%(j)(k)	2.54	%(j)	1.12%	0.50	%(k)
Net assets, end of period (000’s)	$383,663		$411,289		$210,826		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The relationship of the Class’ net investment income ratio to total return may be affected by changes in the Class’ relative net assets during the fiscal period.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	The relationship of the Class’ net investment income ratio to total return may be affected by changes in the Class’ relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Money Market Funds

February 28, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Trustees has established procedures intended to stabilize each Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Columbia Money Market Funds

February 28, 2009 (Unaudited)

The following tables summarize the inputs used, as of February 28, 2009, in valuing each Fund’s assets:

Columbia Connecticut Municipal Reserves
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	408,033,809	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$408,033,809	$—

Columbia Massachusetts Municipal Reserves
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	490,231,954	—
Level 3 – Significant Unobservable Inputs	—
Total	$490,231,954	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

19

Columbia Money Market Funds

February 28, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$7,193,160	$120,841	$861
Columbia Massachusetts Municipal Reserves	10,097,643	53,361	16,387

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”), management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of the Funds average net assets through December 31, 2009.

For the six month period ended February 28, 2009, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State

20

Columbia Money Market Funds

February 28, 2009 (Unaudited)

Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Funds’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended February 28, 2009, no minimum account balance fees were charged by the Funds.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds’ other service providers have contractually agreed to bear a portion of the Funds’ expenses through December 31, 2009 so that the Funds’ ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the annual rate of 0.20% of each Fund’s average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

21

Columbia Money Market Funds

February 28, 2009 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fees” on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended February 28, 2009, these custody credits reduced total expenses for the Funds as follows:

Columbia Connecticut Municipal Reserves	$2,415
Columbia Massachusetts Municipal Reserves	756

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Funds and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the six month period ended February 28, 2009, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	92.0%
Columbia Massachusetts Municipal Reserves	1	73.9%

As of February 28, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the

22

Columbia Money Market Funds

February 28, 2009 (Unaudited)

percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	5.4%
Columbia Massachusetts Municipal Reserves	1	23.5%

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversified Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of a Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a Fund’s value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers. At February 28, 2009, investment concentrations by state and/or qualified issuers of each Fund were as follows:

Columbia Connecticut Municipal Reserves	% of Net Assets
Connecticut	72.3
Puerto Rico	27.5

Columbia Massachusetts Municipal Reserves	% of Net Assets
Connecticut	83.1
Puerto Rico	1.0

Concentration of Credit Risk

Each of the Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At February 28, 2009, no private insurers insured more than 5% of the total net assets of each respective Fund.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the “Treasury”) has created a temporary guarantee program (the “Program”) for money market mutual funds registered in the United States under the 1940 Act. On November 24, 2008, the Treasury announced the extension of the Program from December 19, 2008 through April 30, 2009. The Board of Trustees of the Funds has approved the Funds’ continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in a Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in a Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, additional Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with a Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through April 30, 2009.

23

Columbia Money Market Funds

February 28, 2009 (Unaudited)

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves paid $80,341 and $128,856, respectively, to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to April 30, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

On March 31, 2009, the Treasury announced the extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Funds has approved the Funds’ continued participation in the Program.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

24

Board Consideration and Re-Approval of Investment Advisory Agreements

The Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves. The investment advisory agreement with CMA is referred to as an “Advisory Agreement.” The funds identified above are each referred to as a “Fund” and collectively referred to as the “Funds.”

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund’s performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee received and discussed performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board’s review and conclusions are based on comprehensive consideration of all information presented to them and are not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Funds. The Board also considered CMA’s investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses

The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and

25

considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund’s one-year performance compared to actual management fees; and (ii) each Fund’s one-year performance compared to total expenses.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Funds to CMA for investment advisory services (the “Contractual Management Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser’s total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and the group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients

The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information

26

provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

27

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year’s report (the “2007 Report”) my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees… to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees… using… an annual independent written evaluation prepared by or under the direction of… the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

28

recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.	The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.	The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds’ performance has been strong.

8.	A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.

Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14

29

sub-advised Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.	The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees’ Fee and Performance Evaluation Process

13.	The Trustees’ evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

17.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this “hybrid” method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

19.	In 2007, CMG’s complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex’s profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

30

20.	CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

Exhibit 3. Total profitability, including distribution:

No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore,	the following data need not be provided:

1.	Adjusting total profitability data for Private Bank expenses

2.	Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)	Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)	Cost allocation methodology. CMG’s point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG’s part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)

Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to

31

any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)	Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)	Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund “Dashboard” volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,

Steven E. Asher

32

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

One Financial Center

Boston, MA 02111-2621

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Semiannual Report, February 28, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/8552-0209 (04/09) 09/76787

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 23, 2009